REGISTRATION STATEMENT NO. 333-65922
                                                                       811-09413

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ---------
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 16
                                       ---

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)
                                   ----------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                 One Cityplace. Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)
                                   ----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ] on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[   ] ___ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS VINTAGE 3 VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                             Multiple Discipline Portfolio -- Balanced All Cap
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                    Growth and Value
   AllianceBernstein Growth and Income Portfolio -- Class B(1)        Multiple Discipline Portfolio -- Large Cap Growth and
AMERICAN FUNDS INSURANCE SERIES                                         Value
   Global Growth Fund -- Class 2 Shares                            THE TRAVELERS SERIES TRUST
   Growth Fund -- Class 2 Shares                                      Equity Income Portfolio
   Growth-Income Fund -- Class 2 Shares                               Large Cap Portfolio
DELAWARE VIP TRUST                                                    Managed Allocation Series: Aggressive Portfolio
   Delaware VIP REIT Series -- Standard Class                         Managed Allocation Series: Conservative Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  Managed Allocation Series: Moderate Portfolio
   Franklin Income Securities Fund -- Class II Shares                 Managed Allocation Series: Moderate-Aggressive
   Mutual Shares Securities Fund -- Class 2 Shares                      Portfolio
   Templeton Developing Markets Securities Fund -- Class 2            Managed Allocation Series: Moderate-Conservative
     Shares                                                             Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                Mercury Large Cap Core Portfolio(5)
   Templeton Growth Securities Fund -- Class 2 Shares                 MFS Mid Cap Growth Portfolio
GREENWICH STREET SERIES FUND                                          MFS Value Portfolio
   Appreciation Portfolio                                             Mondrian International Stock Portfolio(6)
   Equity Index Portfolio -- Class II Shares                          Pioneer Fund Portfolio(7)
   Fundamental Value Portfolio                                        Pioneer Mid Cap Value Portfolio
JANUS ASPEN SERIES                                                    Style Focus Series: Small Cap Growth Portfolio
   Mid Cap Growth Portfolio -- Service Shares(2)                      Style Focus Series: Small Cap Value Portfolio
LAZARD RETIREMENT SERIES, INC.                                     TRAVELERS SERIES FUND INC.
   Lazard Retirement Small Cap Portfolio                              AIM Capital Appreciation Portfolio
LORD ABBETT SERIES FUND, INC.                                         MFS Total Return Portfolio
   Growth and Income Portfolio                                        Pioneer Strategic Income Portfolio(8)
   Mid-Cap Value Portfolio                                            SB Adjustable Rate Income Portfolio Smith Barney Class
FAM ADVISORS VARIABLE SERIES FUNDS, INC.                              Smith Barney Aggressive Growth Portfolio
   Mercury Global Allocation V.I. Fund -- Class III(3)                Smith Barney High Income Portfolio
   Mercury Value Opportunities V.I. Fund -- Class III(4)              Smith Barney Large Capitalization Growth Portfolio
PIMCO VARIABLE INSURANCE TRUST                                        Smith Barney Mid Cap Core Portfolio
   Real Return Portfolio -- Administrative Class                      Smith Barney Money Market Portfolio
   Total Return Portfolio -- Administrative Class                     Strategic Equity Portfolio(9)
PUTNAM VARIABLE TRUST                                                 Travelers Managed Income Portfolio
   Putnam VT Small Cap Value Fund -- Class IB Shares                  Van Kampen Enterprise Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        VARIABLE ANNUITY PORTFOLIOS
   Investors Fund -- Class I                                          Smith Barney Small Cap Growth Opportunities Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                             VARIABLE INSURANCE PRODUCTS FUND
   Multiple Discipline Portfolio -- All Cap Growth and Value          Contrafund(R) Portfolio -- Service Class
                                                                      Mid Cap Portfolio -- Service Class 2

--------------

(1)     Formerly Growth and Income Portfolio -- Class B           (5)   Formerly MFS Research Portfolio
(2)     Formerly Aggressive Growth Portfolio -- Service Shares    (6)   Formerly Lazard International Stock Portfolio
(3)     Formerly Merrill Lynch Global Allocation V.I. Fund        (7)   Formerly Utilities Portfolio
           -- Class III                                           (8)   Formerly Putnam Diversified Income Portfolio
(4)     Formerly Merrill Lynch Value Opportunities V.I.           (9)   Formerly Alliance Growth Portfolio
           Fund -- Class III

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                                        TABLE OF CONTENTS
Glossary.................................................   3       Allocation of Annuity................................  43
Summary..................................................   4       Variable Annuity.....................................  43
Fee Table................................................   8       Fixed Annuity........................................  43
Condensed Financial Information..........................  17    Payment Options.........................................  44
The Annuity Contract.....................................  17       Election of Options..................................  44
   Contract Owner Inquiries..............................  18       Annuity Options......................................  44
   Purchase Payments.....................................  18       Variable Liquidity Benefit...........................  44
   Accumulation Units....................................  18    Miscellaneous Contract Provisions.......................  45
   The Variable Funding Options..........................  18       Right to Return......................................  45
The Fixed Account........................................  25       Termination..........................................  45
Charges and Deductions...................................  25       Required Reports.....................................  45
   General...............................................  25       Suspension of Payments...............................  45
   Withdrawal Charge.....................................  26    The Separate Accounts...................................  46
   Free Withdrawal Allowance.............................  27       Performance Information..............................  46
   Transfer Charge.......................................  27    Federal Tax Considerations..............................  47
   Administrative Charges................................  27       General Taxation of Annuities........................  47
   Mortality and Expense Risk Charge.....................  27       Types of Contracts: Qualified and Non-qualified......  47
   Guaranteed Minimum Withdrawal Benefit                            Qualified Annuity Contracts..........................  47
     Charge..............................................  27       Taxation of Qualified Annuity Contracts..............  47
   Enhanced Stepped-Up Provision Charge..................  28       Mandatory Distributions for Qualified Plans..........  48
   Variable Liquidity Benefit Charge.....................  28       Non-qualified Annuity Contracts......................  48
   Variable Funding Option Expenses......................  28       Diversification Requirements for Variable Annuities..  49
   Premium Tax...........................................  28       Ownership of the Investments.........................  49
   Changes in Taxes Based upon Premium                              Taxation of Death Benefit Proceeds...................  49
     or Value............................................  28       Other Tax Considerations.............................  49
Transfers................................................  28       Treatment of Charges for Optional Benefits...........  49
   Dollar Cost Averaging.................................  30       Penalty Tax for Premature Distribution...............  49
Access to Your Money.....................................  31       Puerto Rico Tax Considerations.......................  50
   Guaranteed Minimum Withdrawal Benefit.................  31       Non-Resident Aliens..................................  50
   Systematic Withdrawals................................  36       Other Information....................................  50
   Loans.................................................  37    The Insurance Companies.................................  50
Ownership Provisions.....................................  37    Financial Statements....................................  51
   Types of Ownership....................................  37       Distribution of Variable Annuity Contracts...........  51
     Contract Owner......................................  37       Conformity with State and Federal Laws...............  52
     Beneficiary.........................................  37       Voting Rights........................................  53
     Annuitant...........................................  38       Legal Proceedings and Opinions.......................  53
 Death Benefit...........................................  38       Restrictions on Financial Transactions...............  53
  Death Proceeds before the Maturity Date................  38    Appendix A: Condensed Financial Information
   Enhanced Stepped-Up Provision.........................  39       for Travelers Insurance Company: Separate
   Payment of Proceeds...................................  39       Account Nine.........................................  A-1
   Spousal Contract Continuation.........................  41    Appendix B: Condensed Financial Information
   Beneficiary Contract Continuance......................  41       for Travelers Life and Annuity Company:
   Planned Death Benefit.................................  42       Separate Account Ten.................................  B-1
   Death Proceeds after the Maturity Date................  42    Appendix C: The Fixed Account...........................  C-1
   The Annuity Period....................................  42    Appendix D: Contents of the Statement of
Maturity Date............................................  42       Additional Information...............................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                      TRAVELERS VINTAGE 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants under the age of 75 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years four and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your

Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE........................................ 6%(1)
       (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

       TRANSFER CHARGE.......................................... $10(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE......................... 6%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES
       ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................... $30(4)

--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

            YEARS SINCE PURCHASE PAYMENT MADE
  ----------------------------------------------------
    GREATER THAN OR EQUAL TO           BUT LESS THAN        WITHDRAWAL CHARGE
  ----------------------------------------------------    ----------------------
             0 years                      1 years                  6%
             1 years                      2 years                  5%
             2 years                      3 years                  4%
            3 + years                                              0%
 (2)   We do not currently assess the transfer charge.
 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT
  ----------------------------------------------------
    GREATER THAN OR EQUAL TO           BUT LESS THAN        WITHDRAWAL CHARGE
   ----------------------------------------------------   ----------------------
             0 years                       1 years                 6%
             1 years                       2 years                 5%
             2 years                       3 years                 4%
            3 + years                                              0%

 (4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., and a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge......................    1.70%
Administrative Expense Charge..........................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH NO OPTIONAL FEATURES SELECTED.............    1.85%
Optional E.S.P. Charge.................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. ONLY SELECTED..............................    2.05%
Optional GMWB I Charge.................................    0.40%(5)
Optional GMWB II Charge................................    0.50%(5)
Optional GMWB III Charge...............................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB I ONLY SELECTED..............................    2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB II ONLY SELECTED.............................    2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB III ONLY SELECTED............................    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB I SELECTED........................    2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB II SELECTED.......................    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB III SELECTED......................    2.30%

-----------
 (5) The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 21, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
Total Annual Fund Operating Expenses
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....               0.41%                          1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12B-1)         OTHER    OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES    EXPENSES     REIMBURSEMENT        EXPENSES
----------------               -------------   --------------  ----------  ------------  ---------------   --------------
Capital Appreciation Fund.....      0.70%            --           0.08%       0.78%             --            --(1),(36)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity
     Fund -- Series I Shares+..     0.61%            --           0.30%       0.91%             --            0.91%(2)
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.55%          0.25%          0.03%       0.83%             --            0.83%(3)
   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*+................      0.75%          0.25%          0.05%       1.05%             --            1.05%(3)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares*................      0.61%          0.25%          0.04%       0.90%             --            --(36)
   Growth Fund -- Class 2
     Shares*..................      0.35%          0.25%          0.01%       0.61%             --            0.61%
   Growth-Income Fund -- Class
     2 Shares*................      0.29%          0.25%          0.02%       0.56%             --            --(36)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class...........      0.74%            --           0.10%       0.84%             --            0.84%(4)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income Securities
     Fund -- Class II Shares*..     0.47%          0.25%          0.02%       0.74%             --            0.74%(8)
   Franklin Small-Mid Cap
     Growth Securities Fund --
     Class 2 Shares*+.........      0.48%          0.25%          0.29%       1.02%           0.03%           0.99%(5)
   Mutual Shares Securities
     Fund -- Class 2 Shares*...     0.60%          0.25%          0.15%       1.00%             --            1.00%(6)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*........     1.25%          0.25%          0.29%       1.79%             --            1.79%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.68%          0.25%          0.19%       1.12%           0.05%           1.07%(7)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................      0.79%          0.25%          0.07%       1.11%             --            1.11%(8)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.73%            --           0.02%       0.75%             --            0.75%(9)
   Diversified Strategic
     Income Portfolio+........      0.65%            --           0.11%       0.76%             --            0.76%
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%          0.03%       0.59%             --            0.59%
   Fundamental Value Portfolio      0.75%            --           0.02%       0.77%             --            0.77%(10)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*..........      0.64%          0.25%          0.01%       0.90%             --            0.90%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%          0.37%       1.37%             --            1.37%(11)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%            --           0.39%       0.89%             --            0.89%
   Mid-Cap Value Portfolio....      0.75%            --           0.42%       1.17%             --            1.17%

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12B-1)        OTHER     OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES    EXPENSES     REIMBURSEMENT        EXPENSES
----------------               -------------   --------------  ----------  ------------  ---------------   --------------
FAM ADVISORS VARIABLE SERIES
   FUNDS, INC.
   Mercury Global Allocation
     V.I. Fund -- Class III*...     0.65%          0.25%         0.11%       1.01%             --              1.01%
   Mercury Value
     Opportunities V.I. Fund
     -- Class III*.............     0.75%          0.25%         0.07%       1.07%             --              1.07%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%       0.65%             --              0.65%(12)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%       0.65%             --              0.65%(12)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+.     0.70%          0.25%         0.38%       1.33%             --              1.33%(13)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................      0.75%          0.25%         0.19%       1.19%             --              1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..     0.77%          0.25%         0.10%       1.12%             --              1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I+....     0.81%            --          0.08%       0.89%             --              0.89%(14)
   Investors Fund -- Class I...     0.68%            --          0.09%       0.77%             --              0.77%(15)
   Small Cap Growth Fund --
     Class I+.................      0.75%            --          0.28%       1.03%             --              1.03%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend
     Strategy Portfolio+......      0.73%            --          0.15%       0.88%             --              0.88%(16)
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio+........      0.75%            --          0.19%       0.94%             --              0.94%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........      0.75%          0.25%         0.07%       1.07%             --              --(17),(36)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....      0.75%          0.25%         0.08%       1.08%             --              --(17),(36)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....      0.75%          0.25%         0.28%       1.28%             --              --(17),(36)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........      0.75%          0.25%         0.36%       1.36%             --              --(17),(36)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....      0.73%            --          0.11%       0.84%             --              --(18), (36)
   Large Cap Portfolio........      0.75%            --          0.11%       0.86%             --              0.86%(18)
   Managed Allocation Series:
     Aggressive Portfolio.....      0.15%            --          0.26%       0.41%           0.06%             0.35%(19)
   Managed Allocation Series:
     Conservative Portfolio...      0.15%            --          0.26%       0.41%           0.06%             0.35%(19)
   Managed Allocation Series:
     Moderate Portfolio.......      0.15%            --          0.26%       0.41%           0.06%             0.35%(19)
   Managed Allocation Series:
     Moderate-Aggressive
     Portfolio................      0.15%            --          0.26%       0.41%           0.06%             0.35%(19)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12B-1)         OTHER    OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES    EXPENSES     REIMBURSEMENT        EXPENSES
----------------               -------------   --------------  ----------  ------------  ---------------   --------------
   Managed Allocation Series:
     Moderate-Conservative
     Portfolio................      0.15%            --           0.26%       0.41%           0.06%          0.35%(19)
   Mercury Large Cap Core
     Portfolio................      0.79%            --           0.16%       0.95%             --           --(20),(36)
   MFS Mid Cap Growth
     Portfolio................      0.75%            --           0.13%       0.88%             --           --(22),(36)
   MFS Value Portfolio........      0.72%            --           0.39%       1.11%             --           --(23),(36)
   Mondrian International
     Stock Portfolio..........      0.72%            --           0.19%       0.91%             --           --(24),(36)
   Pioneer Fund Portfolio.....      0.75%            --           0.37%       1.12%             --           --(25),(36)
   Pioneer Mid Cap Value
     Portfolio................      0.75%            --           0.43%       1.18%           0.18%          1.00%(26)
   Style Focus Series: Small
     Cap Growth Portfolio.....      0.85%            --           0.43%       1.28%           0.18%          1.10%(27)
   Style Focus Series: Small
     Cap Value Portfolio......      0.83%            --           0.43%       1.26%           0.16%          1.10%(28)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%            --           0.05%       0.85%             --           0.85%
   MFS Total Return Portfolio.      0.77%            --           0.02%       0.79%             --           0.79%(29)
   Pioneer Strategic Income
     Portfolio................      0.75%            --           0.15%       0.90%             --           0.90%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         0.46%       1.31%             --            1.31%
   Smith Barney Aggressive
     Growth Portfolio.........      0.80%            --           0.02%       0.82%             --           0.82%(30)
   Smith Barney High Income
     Portfolio................      0.60%            --           0.06%       0.66%             --           0.66%
   Smith Barney International
     All Cap Growth Portfolio+      0.88%            --           0.13%       1.01%             --           1.01%(31)
   Smith Barney Large Cap
     Value Portfolio+.........      0.63%            --           0.05%       0.68%             --           0.68%(32)
   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%            --           0.03%       0.78%             --           0.78%(33)
   Smith Barney Mid Cap Core
     Portfolio................      0.75%            --           0.08%       0.83%             --           0.83%
   Smith Barney Money Market
     Portfolio................      0.50%            --           0.03%       0.53%             --           0.53%
   Strategic Equity Portfolio.      0.80%            --           0.05%       0.85%             --           0.85%
   Travelers Managed Income
     Portfolio................      0.65%            --           0.04%       0.69%             --           0.69%
   Van Kampen Enterprise
     Portfolio................      0.70%            --           0.10%       0.80%             --           0.80%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class I Shares+..........      0.70%            --           0.07%       0.77%             --           0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%            --           0.35%       1.10%             --           --(36)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Service Class*...........      0.57%          0.10%         0.11%       0.78%             --            --(34),(36)
   Mid Cap Portfolio --
     Service Class 2*.........      0.57%          0.25%         0.14%       0.96%             --            --(35), (36)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(3) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(4) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(10) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(11) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(12) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(13) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitations, Net Total Annual Operating Expenses are 1.19%.

(14) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(15) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(16) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(17) As a result of a voluntary expense limitation, the ratios of expenses to average net assets will not exceed 1.00%. The Manager and the Distributor waived all or a portion of its fees for the year ended December 31, 2004.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(19) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. (22) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(23) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(24) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows:
      0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(25) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(28) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(29) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(30) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(31) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets.

(32) Effective July 1, 2004, the management fee was reduced from 0.65% to the following breakpoints: 0.60% on the first $500 million of net assets; 0.55% on the next $500 million of net assets and 0.50% on assets in excess of $1 billion.

(33) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(34) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.76%. These offsets may be discontinued at any time.

(35) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(36) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                         VOLUNTARY FEE
                                                                         WAIVER AND/OR
                                                                            EXPENSE            NET TOTAL ANNUAL
FUNDING OPTION                                                           REIMBURSEMENT        OPERATING EXPENSES
--------------                                                        --------------------   ----------------------
Capital Appreciation Fund..........................................          0.01%                   0.77%
Global Growth Fund -- Class 2 Shares...............................          0.01%                   0.89%
Growth-Income Fund -- Class 2 Shares...............................          0.01%                   0.55%
Multiple Discipline Portfolio -- All Cap Growth and Value..........          0.12%                   0.95%
Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.          0.11%                   0.97%
Multiple Discipline Portfolio -- Global All Cap Growth and Value...          0.28%                   1.00%
Multiple Discipline Portfolio -- Large Cap Growth and Value........          0.36%                   1.00%
Equity Income Portfolio............................................          0.01%                   0.83%
Mercury Large Cap Core Portfolio...................................          0.03%                   0.92%
MFS Mid Cap Growth Portfolio.......................................          0.02%                   0.86%
MFS Value Portfolio................................................          0.11%                   1.00%
Mondrian International Stock Portfolio.............................          0.02%                   0.89%
Pioneer Fund Portfolio.............................................          0.13%                   0.99%
Smith Barney Small Cap Growth Opportunities Portfolio..............          0.20%                   0.90%
Contrafund(R) Portfolio -- Service Class...........................          0.02%                   0.76%
Mid Cap Portfolio -- Service Class 2...............................          0.03%                   0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The first example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit (GMWB) applies. The second example assumes the current 0.40% charge for the GMWB applies. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses....................         1085     1858       2434       4886      485       1458       2434       4886
Underlying Fund with Minimum Total Annual
Operating Expenses....................         950      1465       1803       3747      350       1065       1803       3747

EXAMPLE 2 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.....................        1027     1689       2165       4413      427       1289       2165       4413
Underlying Fund with Minimum Total Annual
Operating Expenses.....................        890      1289       1513       3195      290        889       1513       3195

EXAMPLE 3 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.....................        1036     1718       2211       4494      436       1318       2211       4494
Underlying Fund with Minimum Total Annual
Operating Expenses.....................        900      1318       1562       3289      300        918       1562       3289

EXAMPLE 4 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:            ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR     3 YEARS  5 YEARS   10 YEARS
--------------                            -------  --------  --------  ---------  --------   -------- --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses..............     1012     1647      2097      4289       412        1247     2097      4289
Underlying Fund with Minimum Total
Annual Operating Expenses..............     875      1244      1440      3051       275        844      1440      3051

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 75 on the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund --         Seeks to achieve long-term growth of        A I M Advisors, Inc.
     Series I Shares+                      capital. Income is a secondary
                                           objective. The Fund invests,
                                           normally, at least 80% of its net
                                           assets, plus the amount of any
                                           borrowings for investment purposes,
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income             Alliance Capital Management L.P.
     Income Portfolio -- Class B           opportunity for appreciation through
                                           investments primarily in
                                           dividend-paying common stocks of good
                                           quality companies.

   AllianceBernstein Large Cap Growth      Seeks growth of capital by pursuing
     Alliance Capital Management L.P.      Portfolio -- Class B+ aggressive
     investment policies.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders
                                           (REITS).

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --      Seeks to maximize income while              Franklin Advisers, Inc.
     Class II Shares                       maintaining prospects for capital
                                           appreciation. The Fund normally may
                                           invest in both debt and equity
                                           securities, including corporate,
                                           foreign and U.S. Treasury bonds and
                                           stocks.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares+    Fund normally invests at least 80% of
                                           its net assets in investments of small
                                           capitalization and mid capitalization
                                           companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in U.S. equity
                                           securities, and substantially in
                                           undervalued stocks, risk arbitrage
                                           securities and distressed companies.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests at least 80%
                                           of its net assets in the emerging
                                           market investments, and invests
                                           primarily to predominantly in equity
                                           securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests at least 80% of
                                           its net assets in investments of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in       ("SBFM")
                                           equity securities of U.S. companies
                                           of medium and large capitalization.

   Diversified Strategic Income            Seeks high current income. The Fund         SBFM
     Portfolio+                            normally invests in a globally diverse      Subadviser: Citigroup Asset
                                           portfolio of fixed income securities.       Management Ltd.

   Equity Index Portfolio -- Class II      Seeks investment results that, before       Travelers Investment Management
     Shares                                expenses, correspond to the price and       Company ("TIMCO")
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service     Seeks capital growth. The Fund              Janus Capital Management LLC
     Shares                                normally invests in equity securities       ("Janus Capital")
                                           of mid-sized companies.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund primarily
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.
FAM ADVISORS VARIABLE SERIES FUNDS,
   INC.
   Mercury Global Allocation V.I.          Seeks high total investment return.         Merrill Lynch Investment
     Fund -- Class III                     The Fund normally invests in a              Managers, L.P. ("MLIM") dba
                                           portfolio of equity, debt and money         Mercury Advisors
                                           market securities, primarily of
                                           corporate and governmental
                                           issuers located around the
                                           world.

   Mercury Value Opportunities V.I.        Seeks long-term growth of capital. The      MLIM dba Mercury Advisors
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to have
                                           special investment value.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                      Fund invests mainly in common stocks
                                           of U.S. companies, with a focus on
                                           growth stocks. Growth stocks are
                                           issued by companies that Putnam
                                           Management believes are fast-growing
                                           and whose earnings are likely to
                                           increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              invests mainly in common stocks of
                                           companies outside the United States
                                           that Putnam Management believes have
                                           investment potential.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                       invests mainly in common stocks of
                                           U.S. companies, with a focus on value
                                           stocks. Value stocks are those that
                                           Putnam Management believes are
                                           currently undervalued by the market.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I+                Seeks capital appreciation. The Fund        Salomon Brothers Asset
                                           normally invests in common stocks and       Management, Inc. ("SBAM")
                                           their equivalents of companies the
                                           manager believes are undervalued in
                                           the marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Small Cap Growth Fund -- Class I+       Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy          Seeks capital appreciation.                 SBFM
     Portfolio+                            Principally through investing in
                                           dividend paying stocks.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio+             Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies.
                                           The Small Cap Growth segment invests
                                           in small sized companies.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals.

   Multiple Discipline Portfolio --        Seeks a balance between long-term           SBFM
     Balanced All Cap Growth and Value     growth of capital and principal
                                           preservation. The Fund normally
                                           invests in equity and fixed-income
                                           securities. The Fund consists of
                                           three segments. The All Cap Growth
                                           segment combines the growth potential
                                           of small to medium companies with the
                                           stability of high-quality large
                                           company growth stocks. The All Cap
                                           Value segment invests in companies
                                           whose market prices are attractive in
                                           relation to their business
                                           fundamentals. The fixed income
                                           segment invests in short and
                                           intermediate term U.S. government
                                           securities.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth
                                           segment focuses on high-quality
                                           stocks with consistent growth. The
                                           Large Cap Value segment invests in
                                           established undervalued companies.
                                           The Mid/Small Cap Growth segment
                                           invests in small and medium sized
                                           companies with strong fundamentals
                                           and earnings growth potential. The
                                           International/ADR segment seeks to
                                           build long-term well-diversified
                                           portfolios with exceptional
                                           risk/reward characteristics.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                 Seeks reasonable income by investing        TAMIC
                                           primarily in income producing equity        Subadviser: Fidelity Management &
                                           securities. In choosing these               Research Company ("FMR")
                                           securities, the fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to
                                           achieve a yield which exceeds the
                                           composite yield on the securities
                                           compromising the S&P 500.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Aggressive Portfolio                  Fund normally invests in other              Subadviser: Deutsche Investment
                                           investment companies ("Underlying           Management Americas Inc. ("DIMA")
                                           Funds") that invest primarily in
                                           equity securities.

   Managed Allocation Series:              Seeks a high level of current income        TAMIC
     Conservative Portfolio                with some consideration given to            Subadviser: DIMA
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate Portfolio                    of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Moderate --Aggressive Portfolio       Fund normally invests in other              Subadviser: DIMA
                                           investment companies ("Underlying
                                           Funds") that invest in both equity
                                           and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate --Conservative Portfolio     of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           income. The Fund normally invests in
                                           other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Mercury Large Cap Core Portfolio        Seeks long-term capital growth. The         TAMIC
                                           Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Mondrian International Stock            Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Mondrian Investment
                                           of relatively large non-U.S. companies.     Partners Ltd.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                           securities, primarily of U.S. issuers.      Management, Inc.

   Pioneer Mid Cap Value Portfolio         Seeks capital appreciation. The Fund        TAMIC
                                           normally invests in the equity              Subadviser: Pioneer Investment
                                           securities of mid-size companies.           Management, Inc.

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        TAMIC
     Growth Portfolio                      normally invests in common stocks and       Subadviser: TIMCO and Janus
                                           other equity securities of small U.S.       Capital Management LLC ("Janus
                                           companies.                                  Capital")

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        TAMIC
     Value Portfolio                       normally invests in common stocks and       Subadviser: TIMCO and Dreman
                                           other equity securities of small U.S.       Value Management L.L.C. ("Dreman")
                                           companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund         TIA
                                           normally invests in debt securities         Subadviser: Pioneer Investment
                                           and has the flexibility to invest in a      Management, Inc.
                                           broad range of issuers and segments of
                                           the debt securities market.

   SB Adjustable Rate Income               Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings that
                                           exceeds the average rate earnings
                                           growth of the companies comprising
                                           the S&P 500 Index.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney International All Cap      Seeks total return on assets from           SBFM
     Growth Portfolio+                     growth of capital and income. The Fund
                                           normally invests in equity securities
                                           of foreign companies.

   Smith Barney Large Cap Value            Seeks long-term growth of capital with      SBFM
     Portfolio+                            current income is a secondary
                                           objective. The Fund normally invests
                                           in equities, or similar securities,
                                           of companies with large market
                                           capitalizations.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital.          SBFM
                                           The Fund normally invests in
                                           equities, or similar securities, of
                                           medium sized companies.

   Smith Barney Money Market Portfolio     Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in U.S. and foreign        Subadviser: FMR
                                           equity securities.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

   Van Kampen Enterprise Portfolio         Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser: Van Kampen Asset
                                           growth companies.                           Management Inc. ("Van Kampen")

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I       Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service      Seeks long-term capital appreciation        FMR
     Class                                 by investing in common stocks of
                                           companies whose value Fidelity
                                           Management & Research Co. believes is
                                           not fully recognized by the public.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital by        FMR
                                           investing in common stocks of
                                           companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts,

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                      YEARS SINCE PURCHASE PAYMENT MADE
                    ---------------------------------------
                    GREATER THAN OR EQUAL       BUT LESS          WITHDRAWAL
                              TO                  THAN              CHARGE
                   -----------------------   -------------    -----------------
                           0 years               1 year               6%
                            1 year              2 years               5%
                           2 years              3 years               4%
                           3+ years                                   0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a)   any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o   under the Managed Distribution Program

       o if you elect Annuity Payments for a fixed period of at least five years, or

       o if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval)

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                 YEARS SINCE INITIAL PURCHASE PAYMENT
             ---------------------------------------------
             GREATER THAN OR EQUAL TO      BUT LESS THAN      WITHDRAWAL CHARGE
             --------------------------    ---------------   -------------------
                      0 years                  1 year                6%
                      1 year                  2 years                5%
                      2 years                 3 years                4%
                     3+ years                                        0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

       o   the dollar amount you request to transfer;

       o   the number of transfers you made within the previous three months;

       o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

       o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

     o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

     o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

     o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

------------------------- ------------------------------- ------------------------------- -------------------------------
NAME OF RIDER:                         GMWB I                         GMWB II                         GMWB III
------------------------- ------------------------------- ------------------------------- -------------------------------
                                     Principal                       Principal                   Principal Guarantee
ALSO CALLED:                         Guarantee                      Guarantee                          Value
------------------------- ------------------------------- ------------------------------- -------------------------------
------------------------- ------------------------------- ------------------------------- -------------------------------
------------------------- ------------------------------- ------------------------------- -------------------------------
                             Not available for purchase
                            on or after March 28, 2005,     Available on or after March     Available on or after March
                               unless GMWB II is not          28, 2005 if approved in         28, 2005 if approved in
AVAILABILITY:                  approved in your state                your state                      your state
------------------------- ------------------------------- ------------------------------- -------------------------------
------------------------- ------------------------------- ------------------------------- -------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                                 GMWB I         GMWB II        GMWB III
                                                                              --------------- --------------- --------------
  If you make your first withdrawal BEFORE the 3rd anniversary after you       5% of RBB       5% of RBB       5% of RBB
  purchase GMWB:...........................................................

  If you make your first withdrawal AFTER the 3rd anniversary after you
  purchase GMWB:...........................................................    10% of RBB      10% of RBB      5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------ --------------------- -------------------- ----------- -------------------- --------------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT            RBB              AWB (5%)
                        VALUE                                                  VALUE
-------------------- ------------ --------------------- -------------------- ----------- -------------------- --------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- --------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- --------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- --------------------
                                        (100,000           [5,000 X (1-                       (100,000            [5,000 X
PARTIAL WITHDRAWAL                 X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
REDUCTION (PWR)          N/A             8,696                  500             N/A            $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- --------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- --------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- --------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- --------------------

WITHDRAWAL EXAMPLE FOR GMWB I

-------------------- ------------------------------------------------------- -----------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- -----------------------------------------------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT           RBB               AWB (5%)
                        VALUE                                                  VALUE
-------------------- ------------ --------------------- -------------------- ----------- ------------------- ---------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- ------------------- ---------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- ---------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL          $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- ---------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL                                                                                   [100,000 -
                                  [100,000 - (100,000    [5,000 - (5,000 X                   (100,000 X           [5,000 X
                                   X 10,000/115,000)]    91,304/100,000)]                 10,000/85,000)]    (88,235/100,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- ---------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- ---------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

           o    a qualified retirement plan (Code Section 401),

           o    a tax-sheltered annuity (Code Section 403(b)),

           o    an individual retirement account (Code Sections 408(a)),

           o    an individual retirement annuity (Code Section 408(b)), or

           o    a qualified deferred compensation plan (Code Section 457).

         Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

     o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

         You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

     o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                              GMWB I                      GMWB II                       GMWB III
                                     --------------------------  ---------------------------  ------------------------------
   Current Annual Charge..........             0.40%                       0.50%                          0.25%
   Maximum Annual Charge After a
   Reset..........................             1.00%                       1.00%                           N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

--------------------------- -------------------------------- -------------------------------- --------------------------------
                                        GMWB I                           GMWB II                         GMWB III
--------------------------- -------------------------------- -------------------------------- --------------------------------
AWB                          5% of RBB if first withdrawal    5% of RBB if first withdrawal              5% of RBB
                                before 3rd anniversary           before 3rd anniversary
                            10% of RBB if first withdrawal   10% of RBB if first withdrawal
                                 after 3rd anniversary            after 3rd anniversary
--------------------------- -------------------------------- -------------------------------- --------------------------------
ANNUAL CHARGE                            0.40%                            0.50%                            0.25%
--------------------------- -------------------------------- -------------------------------- --------------------------------
RESET                                     Yes                              Yes                              No
--------------------------- -------------------------------- -------------------------------- --------------------------------
                                                             Yes, after the 5th anniversary   Yes, after the 5th anniversary
CAN I CANCEL MY GMWB?                     No                        of GMWB purchase                 of GMWB purchase
--------------------------- -------------------------------- -------------------------------- --------------------------------
INVESTMENT RESTRICTIONS                   No                               Yes                              Yes
 --------------------------- -------------------------------- -------------------------------- -------------------------------
WAIVER OF RECALCULATION                   No                               Yes                              Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
--------------------------- -------------------------------- -------------------------------- --------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date"). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

The death benefit will be the greatest of:  o   the Contract Value on the Death
                                                Report Date
                                            o   the total Purchase Payments less
                                                the total amount of any
                                                withdrawals made under this
                                                Contract; or
                                            o   the Step-Up Value, if any, as
                                                described below

STEP-UP VALUE. A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be $50,000 - $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be $50,000 - $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                                  NONQUALIFIED CONTRACTS
----------------------------------- ------------------------- --------------------------------------- -------------------
                                                                                                          MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                 PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:    UNLESS. . .                                   APPLY*
----------------------------------- ------------------------- --------------------------------------- -------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies),    Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)               or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive the distribution.
----------------------------------- ------------------------- --------------------------------------- -------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),    Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)               or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive the distribution.
----------------------------------- ------------------------- --------------------------------------- -------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint                                               Yes
NOT THE ANNUITANT)                  owner.
----------------------------------- ------------------------- --------------------------------------- -------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary (ies),    Unless the beneficiary elects to        Yes
THE ANNUITANT)                      or, if none, to the       continue the Contract rather than
                                    surviving joint owner.    receive a distribution.
----------------------------------- ------------------------- --------------------------------------- -------------------
SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint       Unless the spouse elects to continue    Yes
THE ANNUITANT)                      owner.                    the Contract.
----------------------------------- ------------------------- --------------------------------------- -------------------
SPOUSAL JOINT OWNER (WHO IS THE      The beneficiary (ies),   Unless the spouse elects to             Yes
ANNUITANT)                          or, if none, to the the   continue Contract.
                                    surviving joint owner.
                                                              A spouse who is not the beneficiary
                                                              may decline to continue the Contract
                                                              and instruct the Company  to pay
                                                              the beneficiary.
----------------------------------- ------------------------- --------------------------------------- -------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),    Unless the beneficiary elects to        Yes
CONTRACT OWNER)                     or if none, to the        continue the Contract rather than
                                    Contract Owner.           receive the distribution.

                                                              But, if there is a Contingent
                                                              Annuitant, then the Contingent
                                                              Annuitant becomes the Annuitant and the
                                                              Contract continues in effect (generally
                                                              using the original Maturity Date). The
                                                              proceeds will then be paid upon the
                                                              death of the Contingent Annuitant or
                                                              owner.
----------------------------------- ------------------------- --------------------------------------- -------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner who                                           Yes
OWNER)                              is the Annuitant" above.
----------------------------------- ------------------------- --------------------------------------- -------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                            Yes (Death of
NON-NATURAL ENTITY/TRUST)           or if none, to the                                                Annuitant is
                                    owner.                                                            treated as death
                                                                                                      of the owner in
                                                                                                      these
                                                                                                      circumstances.)

----------------------------------- ------------------------- --------------------------------------- -------------------
CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                             N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.
----------------------------------- ------------------------- --------------------------------------- -------------------
BENEFICIARY                         No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.
----------------------------------- ------------------------- --------------------------------------- -------------------
CONTINGENT BENEFICIARY              No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.
----------------------------------- ------------------------- --------------------------------------- -------------------

                                                  NONQUALIFIED CONTRACTS
----------------------------------- ------------------------- --------------------------------------- -------------------
                                                                                                          MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                 PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:    UNLESS. . .                                   APPLY*
----------------------------------- ------------------------- --------------------------------------- -------------------
OWNER / ANNUITANT                   The beneficiary (ies),    Unless the beneficiary elects to        Yes
                                    or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive the distribution.
----------------------------------- ------------------------- ------------------------------------- ---------------------
BENEFICIARY                         No death proceeds are                                           N/A
                                    payable; Contract
                                    continues.
----------------------------------- ------------------------- ------------------------------------- ---------------------
CONTINGENT BENEFICIARY              No death proceeds are                                           N/A
                                    payable; Contract
                                    continues.

----------------------------------- ------------------------- ------------------------------------- ---------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the DEATH OF ANY OWNER. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a Planned Death Benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life,
(b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period Without Life Contingency. We will make periodic payments for the period selected.

Option 6 - Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with "Payments for Fixed Period Option without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

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

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

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


                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

o        The Travelers Insurance Company ("TIC")

o        The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The

Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

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

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (10/02)..........  2004        0.960           0.997            119,229
                                                               2003        0.782           0.960            137,323
                                                               2002        1.142           0.782             12,403
                                                               2001        1.000           1.142                 --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (6/02)............................................  2004        1.019           1.113            206,918
                                                               2003        0.786           1.019            134,576
                                                               2002        1.000           0.786             70,619

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)............................................  2004        0.973           1.034             75,694
                                                               2003        0.803           0.973             40,191
                                                               2002        1.183           0.803              4,743
                                                               2001        1.000           1.183                 --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)...............  2004        1.322           1.473            689,281
                                                               2003        0.995           1.322            338,279
                                                               2002        1.188           0.995            108,035
                                                               2001        1.000           1.188                 --

   Growth Fund -- Class 2 Shares (12/01).....................  2004        1.233           1.362          3,022,506
                                                               2003        0.918           1.233          1,910,413
                                                               2002        1.238           0.918            519,111
                                                               2001        1.000           1.238              5,663

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Growth-Income Fund -- Class 2 Shares (12/01)..............  2004        1.191           1.291            3,748,375
                                                               2003        0.916           1.191            2,541,469
                                                               2002        1.143           0.916              825,826
                                                               2001        1.000           1.143                6,095

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (5/02)..........  2004        1.158           1.267              703,458
                                                               2003        0.859           1.158              247,570
                                                               2002        1.228           0.859               73,361
                                                               2001        1.000           1.228                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2004        1.035           1.144              911,365
                                                               2003        0.842           1.035              482,403
                                                               2002        1.000           0.842              112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.444           1.767               74,045
                                                               2003        1.000           1.444                6,032

   Templeton Foreign Securities Fund -- Class 2 Shares (5/02)  2004        1.177           1.369              672,403
                                                               2003        0.907           1.177              254,384
                                                               2002        1.134           0.907              136,180
                                                               2001        1.000           1.134                   --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02).  2004        1.024           1.166              204,395
                                                               2003        0.789           1.024               96,803
                                                               2002        1.000           0.789               58,188

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2004        1.125           1.202            2,527,277
                                                               2003        0.920           1.125            2,308,725
                                                               2002        1.137           0.920              523,480
                                                               2001        1.000           1.137                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Diversified Strategic Income Portfolio (3/02)............   2004        1.142           1.197            1,620,778
                                                               2003        1.041           1.142              729,132
                                                               2002        1.012           1.041              144,253
                                                               2001        1.000           1.012                   --

   Equity Index Portfolio -- Class II Shares (6/02)..........  2004        1.091           1.180            1,576,990
                                                               2003        0.870           1.091            1,068,257
                                                               2002        1.141           0.870              208,514
                                                               2001        1.000           1.141                   --

   Fundamental Value Portfolio (2/02).......................   2004        1.233           1.310            2,104,693
                                                               2003        0.906           1.233            1,683,561
                                                               2002        1.173           0.906              528,533
                                                               2001        1.000           1.173                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02).........  2004        1.081           1.279              131,294
                                                               2003        0.817           1.081              131,035
                                                               2002        1.158           0.817               43,642
                                                               2001        1.000           1.158                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.332           1.502              112,428
                                                               2003        1.000           1.332              101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.241           1.372              439,996
                                                               2003        1.000           1.241                9,795

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.256           1.529              337,639
                                                               2003        1.000           1.256              171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.204               45,466
                                                               2003        1.000           1.074                   --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.067           1.202               73,290
                                                               2003        1.000           1.067                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2004        1.045           1.117             974,468
                                                               2003        1.000           1.045             233,173

   Total Return Portfolio -- Administrative Class (2/02).....  2004        1.107           1.140          11,093,565
                                                               2003        1.074           1.107          10,441,947
                                                               2002        1.003           1.074           3,411,930
                                                               2001        1.000           1.003                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00).  2004        1.105           1.167             111,087
                                                               2003        0.853           1.105             111,092
                                                               2002        1.233           0.853              39,946
                                                               2001        1.000           1.233                  --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/02)............................................   2004        1.160           1.323             191,672
                                                               2003        0.919           1.160             186,378
                                                               2002        1.138           0.919              63,610
                                                               2001        1.000           1.138                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02)..  2004        1.439           1.783             396,956
                                                               2003        0.980           1.439             376,864
                                                               2002        1.221           0.980             182,271
                                                               2001        1.000           1.221                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)...........................  2004        1.132           1.204           1,643,520
                                                               2003        0.829           1.132           1,213,718
                                                               2002        1.127           0.829             482,311
                                                               2001        1.000           1.127               6,229

   Investors Fund -- Class I (2/02)..........................  2004        1.112           1.205           1,069,597
                                                               2003        0.856           1.112             738,841
                                                               2002        1.134           0.856             316,814
                                                               2001        1.000           1.134                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Small Cap Growth Fund -- Class I (5/02)...................  2004        1.176           1.329              436,895
                                                               2003        0.805           1.176              267,896
                                                               2002        1.255           0.805               20,161
                                                               2001        1.000           1.255                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)..........   2004        0.993           1.008              129,017
                                                               2003        0.819           0.993               60,101
                                                               2002        1.128           0.819               13,026
                                                               2001        1.000           1.128                   --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02).........................................   2004        1.135           1.146               46,001
                                                               2003        0.861           1.135               33,703
                                                               2002        1.198           0.861               24,619
                                                               2001        1.000           1.198                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.368           1.432            1,902,696
                                                               2003        1.060           1.368            1,000,414
                                                               2002        1.000           1.060              228,011

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.242           1.280            4,117,282
                                                               2003        1.037           1.242            1,860,167
                                                               2002        1.000           1.037              367,255

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.386           1.500              388,786
                                                               2003        1.073           1.386              193,380
                                                               2002        1.000           1.073               27,934

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2004        1.353           1.417              596,551
                                                               2003        1.068           1.353              416,126
                                                               2002        1.000           1.068               43,322

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
The Travelers Series Trust
   Equity Income Portfolio (5/02)...........................   2004        1.229           1.326           2,231,165
                                                               2003        0.955           1.229           1,497,940
                                                               2002        1.130           0.955             132,792
                                                               2001        1.000           1.130                  --

   Large Cap Portfolio (6/02)...............................   2004        1.055           1.103             587,004
                                                               2003        0.862           1.055             525,495
                                                               2002        1.138           0.862              71,115
                                                               2001        1.000           1.138                  --

   Lazard International Stock Portfolio (3/02)..............   2004        1.064           1.209             377,856
                                                               2003        0.843           1.064              45,040

   Merrill Lynch Large Cap Core Portfolio (8/02)............   2004        1.006           1.145             528,392
                                                               2003        0.846           1.006             438,531
                                                               2002        1.151           0.846              27,272
                                                               2001        1.000           1.151                  --

   MFS Emerging Growth Portfolio (8/02).....................   2004        0.997           1.104             180,941
                                                               2003        0.787           0.997             112,048
                                                               2002        1.219           0.787              33,294
                                                               2001        1.000           1.219                  --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.119              22,370

   Pioneer Fund Portfolio (5/03)............................   2004        1.213           1.324              68,258
                                                               2003        1.000           1.213              14,955

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................   2004        1.144           1.196             375,673
                                                               2003        0.901           1.144             277,176
                                                               2002        1.206           0.901              89,349
                                                               2001        1.000           1.206                  --

   MFS Total Return Portfolio (2/02)........................   2004        1.150           1.258           4,470,787
                                                               2003        1.005           1.150           3,403,681
                                                               2002        1.081           1.005             458,806
                                                               2001        1.000           1.081                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Pioneer Strategic Income Portfolio (5/04)................   2004        1.000           1.092              828,053

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.998           0.991               90,836
                                                               2003        1.000           0.998                2,550

   Smith Barney Aggressive Growth Portfolio (12/01).........   2004        1.059           1.143            3,272,963
                                                               2003        0.802           1.059            2,216,985
                                                               2002        1.213           0.802              741,620
                                                               2001        1.000           1.213                5,724

   Smith Barney High Income Portfolio (3/02)................   2004        1.234           1.337            1,653,614
                                                               2003        0.985           1.234            1,341,664
                                                               2002        1.037           0.985              201,900
                                                               2001        1.000           1.037                   --

   Smith Barney International All Cap Growth
   Portfolio (8/02).........................................   2004        1.067           1.234               29,358
                                                               2003        0.853           1.067               29,538
                                                               2002        1.169           0.853               11,018
                                                               2001        1.000           1.169                   --

   Smith Barney Large Cap Value Portfolio (2/02)............   2004        1.010           1.097              177,762
                                                               2003        0.806           1.010              188,000
                                                               2002        1.101           0.806              170,168
                                                               2001        1.000           1.101                   --

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2004        1.264           1.245            1,352,456
                                                               2003        0.872           1.264            1,110,282
                                                               2002        1.181           0.872              384,417
                                                               2001        1.000           1.181                   --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2004        1.247           1.352              654,161
                                                               2003        0.979           1.247              544,924
                                                               2002        1.233           0.979              270,753
                                                               2001        1.000           1.233                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Smith Barney Money Market Portfolio (4/02)...............   2004        0.983           0.973            3,211,212
                                                               2003        0.995           0.983            2,901,484
                                                               2002        1.000           0.995            2,395,570
                                                               2001        1.000           1.000                   --

   Strategic Equity Portfolio (4/02)........................   2004        0.974           1.054              192,976
                                                               2003        0.749           0.974              137,627
                                                               2002        1.148           0.749               83,170
                                                               2001        1.000           1.148                   --

   Travelers Managed Income Portfolio (3/02)................   2004        1.047           1.057            3,291,375
                                                               2003        0.984           1.047            2,134,736
                                                               2002        0.981           0.984              483,229
                                                               2001        1.000           0.981                   --

   Van Kampen Enterprise Portfolio (1/00)...................   2004        1.021           1.041              124,503
                                                               2003        0.828           1.021               78,814
                                                               2002        1.194           0.828                   --
                                                               2001        1.000           1.194                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02)........  2004        0.940           0.987               96,939
                                                               2003        0.752           0.940               68,581
                                                               2002        1.134           0.752               28,027
                                                               2001        1.000           1.134                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/02).........................................   2004        1.236           1.403              292,379
                                                               2003        0.887           1.236              145,645
                                                               2002        1.215           0.887               36,890
                                                               2001        1.000           1.215                   --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/02)...........  2004        1.254           1.419            1,366,552
                                                               2003        0.995           1.254              855,032
                                                               2002        1.119           0.995              157,173
                                                               2001        1.000           1.119                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)...............  2004        1.159           1.418           1,597,208
                                                               2003        0.854           1.159           1,203,368
                                                               2002        1.000           0.854             289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (10/02)..........  2004        1.175           1.213                   --
                                                               2003        0.963           1.175                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (6/02)...........................................   2004        1.238           1.344                3,990
                                                               2003        0.960           1.238                   --

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)...........................................   2004        1.141           1.206                   --
                                                               2003        0.947           1.141                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)...............  2004        1.299           1.439              117,326
                                                               2003        0.984           1.299               27,500

   Growth Fund -- Class 2 Shares (12/01).....................  2004        1.282           1.408              310,557
                                                               2003        0.960           1.282               18,290

   Growth-Income Fund -- Class 2 Shares (12/01)..............  2004        1.255           1.352              519,464
                                                               2003        0.971           1.255               98,877

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (5/02)..........  2004        1.297           1.411               76,355
                                                               2003        0.968           1.297                4,318

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2004        1.214           1.334               66,367
                                                               2003        0.994           1.214                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.438           1.750               48,873
                                                               2003        1.000           1.438                3,951

   Templeton Foreign Securities Fund -- Class 2 Shares (5/02)  2004        1.275           1.475              261,521
                                                               2003        0.988           1.275               22,009

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Templeton Growth Securities Fund -- Class 2 Shares (5/02).  2004        1.259           1.425               18,185
                                                               2003        0.976           1.259                   --
                                                               2002        1.000           0.976                   --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2004        1.187           1.260              169,184
                                                               2003        0.977           1.187                4,463

   Diversified Strategic Income Portfolio (3/02)............   2004        1.101           1.147               21,561
                                                               2003        1.010           1.101                   --

   Equity Index Portfolio -- Class II Shares (6/02)..........  2004        1.205           1.296               56,683
                                                               2003        0.967           1.205                4,400

   Fundamental Value Portfolio (2/02).......................   2004        1.306           1.379              246,905
                                                               2003        0.965           1.306                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02).........  2004        1.292           1.519                5,260
                                                               2003        0.983           1.292                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.326           1.487              115,028
                                                               2003        1.000           1.326               16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.236           1.358               45,415
                                                               2003        1.000           1.236                   --

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.251           1.514               85,876
                                                               2003        1.000           1.251               33,139

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.073           1.196               81,602
                                                               2003        1.000           1.073                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Merrill Lynch Value Opportunities V.I. Fund --              2004        1.066           1.194               23,600
   Class III (11/03)........................................
                                                               2003        1.000           1.066                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2004        1.041           1.106               76,552
                                                               2003        1.000           1.041                4,873

   Total Return Portfolio -- Administrative Class (2/02).....  2004        1.037           1.061              341,573
                                                               2003        1.012           1.037               37,287

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00).  2004        1.234           1.295                   --
                                                               2003        0.958           1.234                   --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/02)............................................   2004        1.247           1.414                   --
                                                               2003        0.994           1.247                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02)..  2004        1.426           1.756                   --
                                                               2003        0.977           1.426                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)...........................  2004        1.302           1.376               56,429
                                                               2003        0.960           1.302                   --

   Investors Fund -- Class I (2/02)..........................  2004        1.238           1.333               14,772
                                                               2003        0.958           1.238                   --

   Small Cap Growth Fund -- Class I (5/02)...................  2004        1.409           1.583               10,091
                                                               2003        0.969           1.409                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)..........   2004        1.160           1.170               29,127
                                                               2003        0.963           1.160                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Smith Barney Premier Selections All Cap Growth              2004        1.258           1.262                  --
   Portfolio (4/02).........................................
                                                               2003        0.960           1.258                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.243           1.293             766,304
                                                               2003        0.969           1.243             177,618
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.165           1.194             335,517
                                                               2003        0.979           1.165              22,380
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.235           1.329             153,504
                                                               2003        0.962           1.235                  --
                                                               2002        1.000           0.962                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2004        1.210           1.261              25,430
                                                               2003        0.961           1.210                  --
                                                               2002        1.000           0.961                  --

The Travelers Series Trust
   Equity Income Portfolio (5/02)...........................   2004        1.226           1.315              50,384
                                                               2003        0.958           1.226               4,325

   Large Cap Portfolio (6/02)...............................   2004        1.176           1.222                  --
                                                               2003        0.966           1.176                  --

   Lazard International Stock Portfolio (3/02)..............   2004        1.256           1.419              51,990
                                                               2003        1.001           1.256               4,334

   Merrill Lynch Large Cap Core Portfolio (8/02)............   2004        1.150           1.301               3,795
                                                               2003        0.973           1.150                  --

   MFS Emerging Growth Portfolio (8/02).....................   2004        1.223           1.346              38,397
                                                               2003        0.971           1.223                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   MFS Value Portfolio (5/04)...............................   2004        1.000           1.114               5,161

   Pioneer Fund Portfolio (5/03)............................   2004        1.208           1.310              50,441
                                                               2003        1.000           1.208                  --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................   2004        1.220           1.268                  --
                                                               2003        0.967           1.220                  --

   MFS Total Return Portfolio (2/02)........................   2004        1.121           1.219             351,659
                                                               2003        0.986           1.121               4,696

   Pioneer Strategic Income Portfolio (5/04)................   2004        1.000           1.088              67,513

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.996           0.983              27,260
                                                               2003        1.000           0.996                  --

   Smith Barney Aggressive Growth Portfolio (12/01).........   2004        1.248           1.339             199,978
                                                               2003        0.951           1.248                  --

   Smith Barney High Income Portfolio (3/02)................   2004        1.253           1.351              24,080
                                                               2003        1.007           1.253              18,529

   Smith Barney International All Cap Growth
   Portfolio (8/02).........................................   2004        1.226           1.410                  --
                                                               2003        0.985           1.226                  --

   Smith Barney Large Cap Value Portfolio (2/02)............   2004        1.206           1.302                  --
                                                               2003        0.969           1.206                  --

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2004        1.362           1.334             147,968
                                                               2003        0.946           1.362                  --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2004        1.236           1.332             178,711
                                                               2003        0.976           1.236                  --

   Smith Barney Money Market Portfolio (4/02)...............   2004        0.982           0.966             138,012
                                                               2003        0.999           0.982                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Strategic Equity Portfolio (4/02)........................   2004        1.254           1.348                --
                                                               2003        0.969           1.254                --

   Travelers Managed Income Portfolio (3/02)................   2004        1.073           1.077            48,751
                                                               2003        1.014           1.073                --

   Van Kampen Enterprise Portfolio (1/00)...................   2004        1.184           1.200                --
                                                               2003        0.966           1.184                --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2004        1.192           1.245                --
                                                               2003        0.959           1.192                --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/02).........................................   2004        1.350           1.523             2,820
                                                               2003        0.974           1.350                --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/02)..........   2004        1.242           1.397            82,528
                                                               2003        0.991           1.242                --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2004        1.330           1.618            55,163
                                                               2003        0.986           1.330                --


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract holders.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2004        0.960           0.997              445,049
                                                               2003        0.782           0.960              443,311
                                                               2002        1.142           0.782              326,594
                                                               2001        1.000           1.142               72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2004        1.019           1.113            1,187,584
                                                               2003        0.786           1.019            1,180,761
                                                               2002        1.000           0.786              442,063

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01)..........................................   2004        0.973           1.034              458,633
                                                               2003        0.803           0.973              483,364
                                                               2002        1.183           0.803              440,010
                                                               2001        1.000           1.183               25,673

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (10/01).............   2004        1.322           1.473            1,965,953
                                                               2003        0.995           1.322            1,577,762
                                                               2002        1.188           0.995              579,448
                                                               2001        1.000           1.188               53,009

   Growth Fund -- Class 2 Shares (10/01)....................   2004        1.233           1.362            7,498,271
                                                               2003        0.918           1.233            6,289,036
                                                               2002        1.238           0.918            2,672,503
                                                               2001        1.000           1.238              328,550

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Growth-Income Fund -- Class 2 Shares (10/01).............   2004        1.191           1.291            7,869,519
                                                               2003        0.916           1.191            6,886,746
                                                               2002        1.143           0.916            3,517,428
                                                               2001        1.000           1.143              483,056

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (10/01)........   2004        1.158           1.267              909,411
                                                               2003        0.859           1.158              907,594
                                                               2002        1.228           0.859              479,572
                                                               2001        1.000           1.228               19,240

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.035           1.144            1,999,529
                                                               2003        0.842           1.035            1,608,369
                                                               2002        1.000           0.842              719,789

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.444           1.767              538,483
                                                               2003        1.000           1.444               73,437

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/01)...........................................   2004        1.177           1.369            1,963,706
                                                               2003        0.907           1.177            1,293,188
                                                               2002        1.134           0.907              589,742
                                                               2001        1.000           1.134               29,133

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2004        1.024           1.166              662,918
                                                               2003        0.789           1.024              314,762
                                                               2002        0.831           0.789              130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)...........................   2004        1.125           1.202            3,204,167
                                                               2003        0.920           1.125            3,133,227
                                                               2002        1.137           0.920            1,845,981
                                                               2001        1.000           1.137              203,714

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Diversified Strategic Income Portfolio (10/01)...........   2004        1.142           1.197            1,817,440
                                                               2003        1.041           1.142            1,747,167
                                                               2002        1.012           1.041              662,115
                                                               2001        1.000           1.012              523,138

   Equity Index Portfolio -- Class II Shares (10/01)........   2004        1.091           1.180            2,117,905
                                                               2003        0.870           1.091            2,036,010
                                                               2002        1.141           0.870              903,725
                                                               2001        1.000           1.141               46,322

   Fundamental Value Portfolio (10/01)......................   2004        1.233           1.310            5,355,555
                                                               2003        0.906           1.233            4,860,962
                                                               2002        1.173           0.906            3,156,979
                                                               2001        1.000           1.173              387,824

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (11/01).......   2004        1.081           1.279              158,448
                                                               2003        0.817           1.081              160,435
                                                               2002        1.158           0.817              125,487
                                                               2001        1.000           1.158               17,376

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.332           1.502              247,135
                                                               2003        1.000           1.332               80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.241           1.372              374,495
                                                               2003        1.000           1.241              244,664

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.256           1.529              710,264
                                                               2003        1.000           1.256              316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.204               34,482
                                                               2003        1.000           1.074                5,122

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.067           1.202               26,373
                                                               2003        1.000           1.067                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.045           1.117            2,231,285
                                                               2003        1.000           1.045            1,039,141

   Total Return Portfolio -- Administrative Class (10/01)...   2004        1.107           1.140           14,158,270
                                                               2003        1.074           1.107           14,489,686
                                                               2002        1.003           1.074            8,698,076
                                                               2001        1.000           1.003              284,980

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (12/01)  2004        1.105           1.167              165,358
                                                               2003        0.853           1.105              176,949
                                                               2002        1.233           0.853              126,575
                                                               2001        1.000           1.233               19,152

   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)...........................................   2004        1.160           1.323              516,700
                                                               2003        0.919           1.160              603,425
                                                               2002        1.138           0.919              285,369
                                                               2001        1.000           1.138               52,475

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2004        1.439           1.783            1,134,138
                                                               2003        0.980           1.439            1,081,087
                                                               2002        1.221           0.980              712,422
                                                               2001        1.000           1.221               16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2004        1.132           1.204            3,132,904
                                                               2003        0.829           1.132            2,830,329
                                                               2002        1.127           0.829            1,972,141
                                                               2001        1.000           1.127              277,708

   Investors Fund -- Class I (10/01)........................   2004        1.112           1.205            1,380,340
                                                               2003        0.856           1.112              997,741
                                                               2002        1.134           0.856              806,373
                                                               2001        1.000           1.134               76,156

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Small Cap Growth Fund -- Class I (11/01).................   2004        1.176           1.329            1,076,083
                                                               2003        0.805           1.176            1,094,670
                                                               2002        1.255           0.805              354,038
                                                               2001        1.000           1.255                3,283

Smith Barney Investment Series

   Smith Barney Dividend Strategy Portfolio (10/01).........   2004        0.993           1.008              282,385
                                                               2003        0.819           0.993              237,783
                                                               2002        1.128           0.819               29,741
                                                               2001        1.000           1.128               29,747

   Smith Barney Premier Selections All Cap Growth

   Portfolio (12/01)........................................   2004        1.135           1.146              819,997
                                                               2003        0.861           1.135              822,579
                                                               2002        1.198           0.861              536,721
                                                               2001        1.000           1.198                1,868

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.368           1.432            6,521,502
                                                               2003        1.060           1.368            5,312,500
                                                               2002        1.000           1.060              964,512

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.242           1.280            6,827,909
                                                               2003        1.037           1.242            5,886,565
                                                               2002        1.000           1.037              849,098

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.386           1.500            2,421,419
                                                               2003        1.073           1.386              374,914
                                                               2002        1.000           1.073               74,562

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2004        1.353           1.417              491,432
                                                               2003        1.068           1.353              261,444
                                                               2002        1.000           1.068               54,967

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
The Travelers Series Trust
   Equity Income Portfolio (11/01)..........................   2004        1.229           1.326            2,433,328
                                                               2003        0.955           1.229            1,969,032
                                                               2002        1.130           0.955              718,818
                                                               2001        1.000           1.130               27,813

   Large Cap Portfolio (10/01)..............................   2004        1.055           1.103              915,748
                                                               2003        0.862           1.055              794,841
                                                               2002        1.138           0.862              226,191
                                                               2001        1.000           1.138               36,628

   Lazard International Stock Portfolio (8/02)..............   2004        1.064           1.209              404,686
                                                               2003        0.843           1.064              261,140

   Merrill Lynch Large Cap Core Portfolio (12/01)...........   2004        1.006           1.145              273,915
                                                               2003        0.846           1.006              172,694
                                                               2002        1.151           0.846              159,360
                                                               2001        1.000           1.151                  614

   MFS Emerging Growth Portfolio (11/01)....................   2004        0.997           1.104              424,267
                                                               2003        0.787           0.997              275,657
                                                               2002        1.219           0.787              179,610
                                                               2001        1.000           1.219                4,324

   MFS Value Portfolio (5/04)...............................   2004        0.972           1.119                   --

   Pioneer Fund Portfolio (5/03)............................   2004        1.213           1.324               30,145
                                                               2003        1.000           1.213               22,941

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2004        1.144           1.196              595,498
                                                               2003        0.901           1.144              327,479
                                                               2002        1.206           0.901               82,566
                                                               2001        1.000           1.206                3,553

   MFS Total Return Portfolio (10/01).......................   2004        1.150           1.258           10,625,367
                                                               2003        1.005           1.150            9,375,765
                                                               2002        1.081           1.005            4,154,038
                                                               2001        1.000           1.081              348,528

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Pioneer Strategic Income Portfolio (5/04)................   2004        0.983           1.092               7,354

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.998           0.991             429,944
                                                               2003        1.000           0.998             109,660

   Smith Barney Aggressive Growth Portfolio (10/01).........   2004        1.059           1.143           6,336,022
                                                               2003        0.802           1.059           6,029,951
                                                               2002        1.213           0.802           3,744,111
                                                               2001        1.000           1.213             395,035

   Smith Barney High Income Portfolio (10/01)...............   2004        1.234           1.337           2,626,527
                                                               2003        0.985           1.234           2,202,057
                                                               2002        1.037           0.985             807,357
                                                               2001        1.000           1.037              54,303

   Smith Barney International All Cap Growth
   Portfolio (11/01)........................................   2004        1.067           1.234             311,483
                                                               2003        0.853           1.067             329,999
                                                               2002        1.169           0.853           2,340,496
                                                               2001        1.000           1.169                  --

   Smith Barney Large Cap Value Portfolio (11/01)...........   2004        1.010           1.097           1,389,777
                                                               2003        0.806           1.010           1,356,296
                                                               2002        1.101           0.806           1,102,306
                                                               2001        1.000           1.101             140,595

   Smith Barney Large Capitalization Growth
   Portfolio (10/01)........................................   2004        1.264           1.245           1,826,099
                                                               2003        0.872           1.264           2,146,063
                                                               2002        1.181           0.872             959,386
                                                               2001        1.000           1.181             220,733

   Smith Barney Mid Cap Core Portfolio (10/01)..............   2004        1.247           1.352           1,428,209
                                                               2003        0.979           1.247           1,440,600
                                                               2002        1.233           0.979             736,476
                                                               2001        1.000           1.233             106,957

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Smith Barney Money Market Portfolio (10/01)..............   2004        0.983           0.973            2,990,206
                                                               2003        0.995           0.983            7,405,805
                                                               2002        1.000           0.995            8,019,286
                                                               2001        1.000           1.000            4,696,068

   Strategic Equity Portfolio (11/01).......................   2004        0.974           1.054              840,779
                                                               2003        0.749           0.974              875,861
                                                               2002        1.148           0.749              654,693
                                                               2001        1.000           1.148              122,403

   Travelers Managed Income Portfolio (10/01)...............   2004        1.047           1.057            3,414,689
                                                               2003        0.984           1.047            4,096,730
                                                               2002        0.981           0.984            2,197,709
                                                               2001        1.000           0.981               86,039

   Van Kampen Enterprise Portfolio (11/01)..................   2004        1.021           1.041              216,807
                                                               2003        0.828           1.021               65,519
                                                               2002        1.194           0.828               50,164
                                                               2001        1.000           1.194                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (10/01)......   2004        0.940           0.987              331,269
                                                               2003        0.752           0.940              350,888
                                                               2002        1.134           0.752              217,610
                                                               2001        1.000           1.134               81,986

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (11/01)........................................   2004        1.236           1.403              853,139
                                                               2003        0.887           1.236              793,268
                                                               2002        1.215           0.887              191,027
                                                               2001        1.000           1.215               20,517

Variable Insurance Products Fund II

   Contrafund(R) Portfolio -- Service Class (10/01).........   2004        1.254           1.419              871,719
                                                               2003        0.995           1.254              733,222
                                                               2002        1.119           0.995              494,365
                                                               2001        1.000           1.119               61,062

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2004        1.159           1.418           1,933,959
                                                               2003        0.854           1.159           1,521,044
                                                               2002        1.000           0.854             558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2004        1.175           1.213              24,538
                                                               2003        0.963           1.175              19,935

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2004        1.238           1.344             114,276
                                                               2003        0.960           1.238              88,029

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01)..........................................   2004        1.141           1.206              36,520
                                                               2003        0.947           1.141              27,611

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (10/01).............   2004        1.299           1.439             821,906
                                                               2003        0.984           1.299             579,425

   Growth Fund -- Class 2 Shares (10/01)....................   2004        1.282           1.408           2,649,329
                                                               2003        0.960           1.282           1,571,576

   Growth-Income Fund -- Class 2 Shares (10/01).............   2004        1.255           1.352           3,175,477
                                                               2003        0.971           1.255           2,119,583

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (10/01)........   2004        1.297           1.411             385,792
                                                               2003        0.968           1.297             328,001

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.214           1.334             650,674
                                                               2003        0.994           1.214             458,930

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.438           1.750             111,684
                                                               2003        1.000           1.438              44,071

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/01)...........................................   2004        1.275           1.475             576,751
                                                               2003        0.988           1.275             252,135

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2004        1.259           1.425             25,772
                                                               2003        0.976           1.259              2,057
                                                               2002        1.000           0.976                 --

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)...........................   2004        1.187           1.260            569,244
                                                               2003        0.977           1.187            501,351

   Diversified Strategic Income Portfolio (10/01)...........   2004        1.101           1.147            358,207
                                                               2003        1.010           1.101            256,584

   Equity Index Portfolio -- Class II Shares (10/01)........   2004        1.205           1.296             86,299
                                                               2003        0.967           1.205             65,914

   Fundamental Value Portfolio (10/01)......................   2004        1.306           1.379            802,112
                                                               2003        0.965           1.306            799,789

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (11/01).......   2004        1.292           1.519             74,724
                                                               2003        0.983           1.292             61,684

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.326           1.487            243,815
                                                               2003        1.000           1.326             85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.236           1.358            590,460
                                                               2003        1.000           1.236            321,133

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.251           1.514            527,627
                                                               2003        1.000           1.251            204,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.073           1.196            236,985
                                                               2003        1.000           1.073              2,903

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.066           1.194              203,476
                                                               2003        1.000           1.066                  240

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.041           1.106              602,161
                                                               2003        1.000           1.041              397,814

   Total Return Portfolio -- Administrative Class (10/01)...   2004        1.037           1.061            2,364,335
                                                               2003        1.012           1.037            1,779,865

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (12/01)  2004        1.234           1.295                   --
                                                               2003        0.958           1.234                   --

   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)...........................................   2004        1.247           1.414              123,675
                                                               2003        0.994           1.247              141,914

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2004        1.426           1.756               89,169
                                                               2003        0.977           1.426               48,389

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2004        1.302           1.376              206,538
                                                               2003        0.960           1.302              167,690

   Investors Fund -- Class I (10/01)........................   2004        1.238           1.333              201,989
                                                               2003        0.958           1.238              171,462

   Small Cap Growth Fund -- Class I (11/01).................   2004        1.409           1.583              194,919
                                                               2003        0.969           1.409              117,984

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01).........   2004        1.160           1.170               24,985
                                                               2003        0.963           1.160               20,788

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (12/01)........................................   2004        1.258           1.262              170,523
                                                               2003        0.960           1.258              127,274

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2004        1.243           1.293            3,172,663
                                                               2003        0.969           1.243            1,911,734
                                                               2002        1.000           0.969                   --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2004        1.165           1.194            2,807,996
                                                               2003        0.979           1.165            1,583,911
                                                               2002        1.000           0.979                   --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2004        1.235           1.329              105,353
                                                               2003        0.962           1.235               57,917
                                                               2002        1.000           0.962                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2004        1.210           1.261              190,222
                                                               2003        0.961           1.210               95,903
                                                               2002        1.000           0.961                   --

The Travelers Series Trust
   Equity Income Portfolio (11/01)..........................   2004        1.226           1.315              312,955
                                                               2003        0.958           1.226              228,153

   Large Cap Portfolio (10/01)..............................   2004        1.176           1.222              101,957
                                                               2003        0.966           1.176              100,664

   Lazard International Stock Portfolio (8/02)..............   2004        1.256           1.419               68,612
                                                               2003        1.001           1.256               42,730

   Merrill Lynch Large Cap Core Portfolio (12/01)...........   2004        1.150           1.301              126,310
                                                               2003        0.973           1.150               85,949

   MFS Emerging Growth Portfolio (11/01)....................   2004        1.223           1.346               19,855
                                                               2003        0.971           1.223               18,671

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   MFS Value Portfolio (5/04)...............................   2004        0.972           1.114               8,026

   Pioneer Fund Portfolio (5/03)............................   2004        1.208           1.310             109,780
                                                               2003        1.000           1.208              15,008

Travelers Series Fund Inc.

   AIM Capital Appreciation Portfolio (11/01)...............   2004        1.220           1.268              90,190
                                                               2003        0.967           1.220              89,135

   MFS Total Return Portfolio (10/01).......................   2004        1.121           1.219           1,534,701
                                                               2003        0.986           1.121           1,669,877

   Pioneer Strategic Income Portfolio (5/04)................   2004        0.982           1.088              24,688

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.996           0.983             302,874
                                                               2003        1.000           0.996              47,603

   Smith Barney Aggressive Growth Portfolio (10/01).........   2004        1.248           1.339             755,310
                                                               2003        0.951           1.248             826,554

   Smith Barney High Income Portfolio (10/01)...............   2004        1.253           1.351             594,031
                                                               2003        1.007           1.253             579,482

   Smith Barney International All Cap Growth
   Portfolio (11/01)........................................   2004        1.226           1.410              17,488
                                                               2003        0.985           1.226              14,449

   Smith Barney Large Cap Value Portfolio (11/01)...........   2004        1.206           1.302              10,808
                                                               2003        0.969           1.206              10,808

   Smith Barney Large Capitalization Growth
   Portfolio (10/01)........................................   2004        1.362           1.334             450,163
                                                               2003        0.946           1.362             394,331

   Smith Barney Mid Cap Core Portfolio (10/01)..............   2004        1.236           1.332             382,768
                                                               2003        0.976           1.236             311,907

   Smith Barney Money Market Portfolio (10/01)..............   2004        0.982           0.966             451,070
                                                               2003        0.999           0.982             611,970

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------                                                ------- --------------  ---------------  ------------------
   Strategic Equity Portfolio (11/01).......................   2004        1.254           1.348              39,721
                                                               2003        0.969           1.254              36,786

   Travelers Managed Income Portfolio (10/01)...............   2004        1.073           1.077             953,896
                                                               2003        1.014           1.073             888,204

   Van Kampen Enterprise Portfolio (11/01)..................   2004        1.184           1.200              11,065
                                                               2003        0.966           1.184              12,206

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (10/01)......   2004        1.192           1.245             143,021
                                                               2003        0.959           1.192             139,962

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (11/01)........................................   2004        1.350           1.523              66,918
                                                               2003        0.974           1.350              66,935

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (10/01).........   2004        1.242           1.397             326,764
                                                               2003        0.991           1.242             213,718

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2004        1.330           1.618             480,220
                                                               2003        0.986           1.330             212,265


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract holders.

<

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter

                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Accountants
                        Condensed Financial Information
                        Financial Statements



--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S

Name:
            -------------------------------------------------
Address:
            -------------------------------------------------

            -------------------------------------------------

L-12948                                                              May 2, 2005

          TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                                  PIMCO VARIABLE INSURANCE TRUST
High Yield Bond Trust                                                         Real Return Portfolio -- Administrative Class
Managed Assets Trust                                                          Total Return Portfolio -- Administrative Class
Money Market Portfolio                                                     PUTNAM VARIABLE TRUST
AMERICAN FUNDS INSURANCE SERIES                                               Putnam VT Small Cap Value Fund -- Class IB Shares
   Global Growth Fund -- Class 2 Shares                                    SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Growth Fund -- Class 2 Shares                                              All Cap Fund -- Class I(6)
   Growth-Income Fund -- Class 2 Shares                                       Investors Fund -- Class I
DELAWARE VIP TRUST                                                            Large Cap Growth Fund -- Class I
   Delaware VIP REIT Series -- Standard Class                                 Small Cap Growth Fund -- Class I
DREYFUS VARIABLE INVESTMENT FUND                                           THE TRAVELERS SERIES TRUST
   Dreyfus Variable Investment Fund -- Appreciation                           Convertible Securities Portfolio
     Portfolio -- Initial Shares                                              Disciplined Mid Cap Stock Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders                     Equity Income Portfolio
     Portfolio -- Initial Shares(1)                                           Federated High Yield Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                          Large Cap Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                            Managed Allocation Series: Aggressive Portfolio
   Templeton Developing Markets Securities Fund -- Class 2 Shares             Pioneer Fund Portfolio(9)
   Templeton Foreign Securities Fund -- Class 2 Shares                        Pioneer Mid Cap Value Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                         Social Awareness Stock Portfolio
GREENWICH STREET SERIES FUND                                                  Style Focus Series: Small Cap Growth Portfolio
   Equity Index Portfolio -- Class II Shares                                  Style Focus Series: Small Cap Value Portfolio
   Salomon Brothers Variable Aggressive Growth Fund -- Class I Shares(2)      Travelers Quality Bond Portfolio
   Salomon Brothers Variable Growth & Income Fund -- Class I Shares(2)        U.S. Government Securities Portfolio
JANUS ASPEN SERIES                                                         TRAVELERS SERIES FUND INC.
   Global Technology Portfolio -- Service Shares                              AIM Capital Appreciation Portfolio
LAZARD RETIREMENT SERIES, INC.                                                MFS Total Return Portfolio
   Lazard Retirement Small Cap Portfolio                                      Pioneer Strategic Income Portfolio(10)
LORD ABBETT SERIES FUND, INC.                                                 SB Adjustable Rate Income Portfolio Smith Barney Class
   Growth and Income Portfolio                                                Strategic Equity Portfolio(11)
   Mid-Cap Value Portfolio                                                 VAN KAMPEN LIFE INVESTMENT TRUST
FAM ADVISORS VARIABLE SERIES FUNDS, INC.                                      Comstock Portfolio Class II Shares
   Mercury Global Allocation V.I. Fund -- Class III(3)                     VARIABLE INSURANCE PRODUCTS FUND
   Mercury Value Opportunities V.I. Fund -- Class III(4)                      Contrafund(R) Portfolio -- Service Class 2
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                            Mid Cap Portfolio -- Service Class 2
   Oppenheimer Main Street Fund/VA -- Service Shares(5)

--------------
(1)  Formerly Small Cap Portfolio -- Initial Shares                        (6)   Formerly Capital Fund -- Class I
(2)  Formerly Salomon Brothers Variable Emerging Growth                    (7)   Formerly MFS Research Portfolio
        Fund -- Class I Shares                                             (8)   Formerly Lazard International Stock Portfolio
(3)  Formerly Merrill Lynch Global Allocation V.I. Fund -- Class III       (9)   Formerly Utilities Portfolio
(4)  Formerly Merrill Lynch Value Opportunities V.I. Fund -- Class III     (10)  Formerly Putnam Diversified Income Portfolio
(5)  Formerly Oppenheimer Main Street Growth & Income                      (11)  Formerly Alliance Growth Portfolio
        Fund/VA -- Service Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary...........................................    3    Payment Options.........................................   44
Summary............................................    5       Election of Options..................................   44
Fee Table..........................................    9       Annuity Options......................................   44
Condensed Financial Information....................   18       Variable Liquidity Benefit...........................   44
The Annuity Contract...............................   18    Miscellaneous Contract Provisions.......................   45
   Contract Owner Inquiries........................   19       Right to Return......................................   45
   Purchase Payments...............................   19       Termination..........................................   45
   Accumulation Units..............................   19       Required Reports.....................................   45
   The Variable Funding Options....................   19       Suspension of Payments...............................   45
The Fixed Account..................................   25    The Separate Accounts...................................   46
Charges and Deductions.............................   25       Performance Information..............................   46
   General.........................................   25    Federal Tax Considerations..............................   47
   Withdrawal Charge...............................   26       General Taxation of Annuities........................   47
   Free Withdrawal Allowance.......................   27       Types of Contracts: Qualified and Non-qualified......   47
   Transfer Charge.................................   27       Qualified Annuity Contracts..........................   47
   Administrative Charges..........................   27         Taxation of Qualified Annuity Contracts............   47
   Mortality and Expense Risk Charge...............   27         Mandatory Distributions for Qualified Plans........   47
   Enhanced Stepped-Up Provision Charge............   28       Non-qualified Annuity Contracts......................   48
   Guaranteed Minimum Withdrawal                                 Diversification Requirements for
      Benefit Charge...............................   28           Variable Annuities...............................   49
   Variable Liquidity Benefit Charges..............   28         Ownership of the Investments.......................   49
   Variable Funding Option Expenses................   28         Taxation of Death Benefit Proceeds.................   49
   Premium Tax.....................................   28       Other Tax Considerations.............................   49
   Changes in Taxes Based upon Premium                           Treatment of Charges for Optional Benefits.........   49
     or Value......................................   28         Penalty Tax for Premature Distribution.............   49
Transfers..........................................   28         Puerto Rico Tax Considerations.....................   49
   Dollar Cost Averaging...........................   30         Non-Resident Aliens................................   50
Access to Your Money...............................   31    Other Information.......................................   50
   Guaranteed Minimum Withdrawal Benefit...........   31       The Insurance Companies..............................   50
   Systematic Withdrawals..........................   36       Financial Statements.................................   51
   Loans...........................................   37       Distribution of Variable Annuity Contracts...........   51
Ownership Provisions...............................   37       Conformity with State and Federal Laws...............   53
   Types of Ownership..............................   37       Voting Rights........................................   53
     Contract Owner................................   37       Restrictions on Financial Transactions...............   53
     Beneficiary...................................   37       Legal Proceedings and Opinions.......................   53
     Annuitant.....................................   38    Appendix A: Condensed Financial
Death Benefit......................................   38       Information: Travelers Separate Account Nine
   Death Proceeds before the Maturity Date.........   38       for Variable Annuities...............................  A-1
   Enhanced Stepped-Up Provision...................   39    Appendix B: Condensed Financial
   Payment of Proceeds.............................   39       Information: Travelers Separate Account Ten
   Spousal Contract Continuance....................   41       for Variable Annuities...............................  B-1
   Beneficiary Contract Continuance................   41    Appendix C: The Fixed Account...........................  C-1
   Planned Death Benefit...........................   42    Appendix D: Contents of the Statement of
   Death Proceeds after Maturity Date..............   42       Additional Information...............................  D-1
The Annuity Period.................................   42
   Maturity Date...................................   42
   Allocation of Annuity...........................   43
   Variable Annuity................................   43
   Fixed Annuity...................................   43

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding OptionS twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years four and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................... 6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE.......................................................  $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE.....................................  6%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................................  $30(4)

----------------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


         YEARS SINCE PURCHASE PAYMENT MADE              WITHDRAWAL CHARGE
   ----------------------------------------------    -----------------------
    GREATER THAN OR EQUAL TO      BUT LESS THAN
   ---------------------------  -----------------
            0 years                  1 years                   6%
            1 years                  2 years                   5%
            2 years                  3 years                   4%
           3 + years                                           0%


 (2)   We do not currently assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

         YEARS SINCE PURCHASE PAYMENT MADE              WITHDRAWAL CHARGE
   ----------------------------------------------    ------------------------
    GREATER THAN OR EQUAL TO      BUT LESS THAN
   ---------------------------  -----------------
            0 years                 1 years                    6%
            1 years                 2 years                    5%
            2 years                 3 years                    4%
           3 + years                                           0%

 (4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge.........................    1.70%
Administrative Expense Charge.............................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED.........................................    1.85%
Optional E.S.P. Charge....................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED..................................................    2.05%
Optional GMWB I Charge....................................    0.40%(5)
Optional GMWB II Charge...................................    0.50%(5)
Optional GMWB III Charge..................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED..................................................    2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED..................................................    2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED..................................................    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED...........................................    2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED..........................................    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED.........................................    2.30%

-----------------
(5)  The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                 MINIMUM            MAXIMUM
                                                              ---------------   ---------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)......      0.41%              1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION
                                                  AND/OR                                 CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
----------------               ------------   --------------  ---------- -------------- -----------------    -----------
Capital Appreciation Fund.....      0.70%           --           0.08%        0.78%             --              --(1), (35)
High Yield Bond Trust.........      0.45%           --           0.18%        0.63%             --              --(2),  (35)
Managed Assets Trust..........      0.50%           --           0.11%        0.61%             --              --(29),  (35)
Money Market Portfolio........      0.32%           --           0.10%        0.42%             --              --(29),  (35)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity
     Fund -- Series I Shares+..     0.61%           --           0.30%        0.91%             --              0.91%(3)
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*+................      0.75%         0.25%          0.05%        1.05%             --              1.05%(4)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*..........      0.61%         0.25%          0.04%        0.90%             --              --(35)
   Growth Fund -- Class 2
     Shares*..................      0.35%         0.25%          0.01%        0.61%             --              0.61%
   Growth-Income Fund --
     Class 2 Shares*..........      0.29%         0.25%          0.02%        0.56%             --              --(35)
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+...............      1.25%           --           0.44%        1.69%             --              --(5), (35)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class...........      0.74%           --           0.10%        0.84%             --              0.84%(6)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio --
     Initial Shares...........      0.75%           --           0.04%        0.79%             --              0.79%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares...................      0.75%           --           0.04%        0.79%             --              0.79%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*...     0.60%         0.25%          0.15%        1.00%             --              1.00%(7)
   Templeton Developing
     Markets Securities
     Fund -- Class 2 Shares*...     1.25%         0.25%          0.29%        1.79%             --              1.79%
   Templeton Foreign
     Securities Fund --
     Class 2 Shares*..........      0.68%         0.25%          0.19%        1.12%           0.05%             1.07%(8)
   Templeton Growth
     Securities Fund --
     Class 2 Shares*..........      0.79%         0.25%          0.07%        1.11%             --              1.11%(9)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares*.........      0.31%         0.25%          0.03%        0.59%             --              0.59%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares...........      0.87%           --           0.17%        1.04%             --              1.04%(10)
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares...........      0.65%           --           0.44%        1.09%           0.02%             1.07%(11)

                                               DISTRIBUTION
                                                  AND/OR                                 CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
----------------               ------------   --------------  ---------- -------------- -----------------    -----------
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+.........      0.55%         0.25%          0.01%        0.81%             --              0.81%
   Global Life Sciences
     Portfolio -- Service
     Shares*+.................      0.64%         0.25%          0.25%        1.14%             --              1.14%
   Global Technology
     Portfolio -- Service
     Shares*..................      0.64%         0.25%          0.07%        0.96%             --              0.96%
   Worldwide Growth
     Portfolio -- Service
     Shares*+.................      0.60%         0.25%          0.03%        0.88%             --              0.88%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%         0.25%          0.37%        1.37%             --              1.37%(12)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%           --           0.39%        0.89%             --              0.89%
   Mid-Cap Value Portfolio....      0.75%           --           0.42%        1.17%             --              1.17%
FAM ADVISORS VARIABLE SERIES
   FUNDS, INC.
   Mercury Global Allocation
     V.I. Fund -- Class III*...     0.65%         0.25%          0.11%        1.01%             --              1.01%
   Mercury Value
     Opportunities V.I.
     Fund -- Class III*........     0.75%         0.25%          0.07%        1.07%             --              1.07%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service Shares*     0.66%         0.25%          0.01%        0.92%             --              0.92%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%         0.15%          0.25%        0.65%             --              0.65%(13)
   Total Return Portfolio --
     Administrative Class*....      0.25%         0.15%          0.25%        0.65%             --              0.65%(13)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+.     0.70%         0.25%          0.38%        1.33%             --              1.33%(14)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................      0.75%         0.25%          0.19%        1.19%             --              1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..     0.77%         0.25%          0.10%        1.12%             --              1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I.....     0.81%           --           0.08%        0.89%             --              0.89%(15)
   Investors Fund -- Class I...     0.68%           --           0.09%        0.77%             --              0.77%(16)
   Large Cap Growth Fund --
     Class I..................      0.71%           --           0.86%        1.57%             --              --(17), (35)
   Small Cap Growth Fund --
     Class I..................      0.75%           --           0.28%        1.03%             --              1.03%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................      0.60%           --           0.15%        0.75%             --              --(29), (35)
   Disciplined Mid Cap Stock
     Portfolio................      0.70%           --           0.12%        0.82%             --              --(29), (35)
   Equity Income Portfolio....
                                    0.73%           --           0.11%        0.84%             --              --(18), (35)
   Federated High Yield
     Portfolio................      0.65%           --           0.22%        0.87%             --              --(29), (35)
   Federated Stock Portfolio+.
                                    0.63%           --           0.31%        0.94%             --              --(29), (35)
   Large Cap Portfolio........      0.75%           --           0.11%        0.86%             --              0.86%(18)
   Managed Allocation Series:
     Aggressive Portfolio.....      0.15%           --           0.26%        0.41%           0.06%             0.35%(19)
   Managed Allocation Series:
     Conservative Portfolio...      0.15%           --           0.26%        0.41%           0.06%             0.35%(19)
   Managed Allocation Series:
     Moderate Portfolio.......      0.15%           --           0.26%        0.41%           0.06%             0.35%(19)

                                               DISTRIBUTION
                                                  AND/OR                                 CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
----------------               ------------   --------------  ---------- -------------- -----------------    -----------
   Managed Allocation Series:
     Moderate-Aggressive
     Portfolio................      0.15%           --           0.26%        0.41%           0.06%             0.35%(19)
   Managed Allocation Series:
     Moderate-Conservative
     Portfolio................      0.15%           --           0.26%        0.41%           0.06%             0.35%(19)
   Mercury Large Cap Core
     Portfolio................      0.79%           --           0.16%        0.95%             --              --(20), (35)
   MFS Mid Cap Growth
     Portfolio................      0.75%           --           0.13%        0.88%             --              --(21), (35)
   MFS Value Portfolio........
                                    0.72%           --           0.39%        1.11%             --              --(22), (35)
   Mondrian International
     Stock Portfolio..........      0.72%           --           0.19%        0.91%             --              --(23), (35)
   Pioneer Fund Portfolio.....      0.75%           --           0.37%        1.12%             --              --(24), (35)
   Pioneer Mid Cap Value
     Portfolio................      0.75%           --           0.43%        1.18%           0.18%             1.00%(25)
   Social Awareness Stock
     Portfolio................      0.61%           --           0.14%        0.75%             --              --(26), (35)
   Style Focus Series: Small
     Cap Growth Portfolio.....      0.85%           --           0.43%        1.28%           0.18%             1.10%(27)
   Style Focus Series: Small
     Cap Value Portfolio......      0.83%           --           0.43%        1.26%           0.16%             1.10%(28)
   Travelers Quality Bond
     Portfolio................      0.32%           --           0.12%        0.44%             --              --(29), (35)
   U.S. Government Securities
     Portfolio................      0.32%           --           0.11%        0.43%             --              --(29), (35)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%        0.85%             --              0.85%
   MFS Total Return Portfolio.      0.77%           --           0.02%        0.79%             --              0.79%(30)
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.15%        0.90%             --              0.90%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%         0.25%          0.46%        1.31%             --              1.31%
   Strategic Equity Portfolio.      0.80%           --           0.05%        0.85%             --              0.85%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
     Class II Shares*.........      0.57%         0.25%          0.04%        0.86%             --              0.86%
   Enterprise Portfolio
     Class II Shares*+........      0.50%         0.25%          0.13%        0.88%             --              --(31), (35)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Service Class 2*.........      0.57%         0.25%          0.11%        0.93%             --              --(32), (35)
   Dynamic Capital
     Appreciation Portfolio --
     Service Class 2*+........      0.58%         0.25%          0.38%        1.21%             --              --(33), (35)
   Mid Cap Portfolio --
     Service Class 2*.........      0.57%         0.25%          0.14%        0.96%             --              --(34), (35)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(5) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which the performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(6) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(7) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(8) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(9) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(10) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(11) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.65% to the following breakpoints: 0.65% on first $1 billion of net assets; 0.60% on next $1 billion; 0.55% on next $1 billion; 0.50% on the next $1 billion; and 0.45% on net assets in excess of $4 billion.

(12) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(13) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(14) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitations, Net Total Annual Operating Expenses are 1.19%.

(15) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(16) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(17) Effective August 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $5 billion 0.70%; next $2.5 billion 0.70%; next $2.5 billion 0.68%; over $10 billion 0.65%.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(19) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next

     $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(22) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(23) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows: 0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(24) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(27) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(28) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(29) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(30) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(31) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(32) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(33) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%. The expense ratio shown reflects the expense cap in effect at February 1, 2005. This arrangement can be discontinued by the fund's manager at any time.

(34) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(35) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                VOLUNTARY FEE
                                                                                WAIVER AND/OR
                                                                                   EXPENSE            NET TOTAL ANNUAL
       FUNDING OPTION                                                           REIMBURSEMENT        OPERATING EXPENSES
                                                                             -------------------   -----------------------
       Capital Appreciation Fund.........................................           0.01%                   0.77%
       High Yield Bond Trust.............................................           0.03%                   0.60%
       Managed Assets Trust..............................................           0.01%                   0.60%
       Money Market Portfolio............................................           0.02%                   0.40%
       Global Growth Fund -- Class 2 Shares..............................           0.01%                   0.89%
       Growth-Income Fund -- Class 2 Shares..............................           0.01%                   0.55%
       Credit Suisse Trust Emerging Market Portfolio.....................           0.29%                   1.40%
       Large Cap Growth Fund -- Class I..................................           0.57%                   1.00%
       Convertible Securities Portfolio..................................           0.01%                   0.74%
       Disciplined Mid Cap Stock Portfolio...............................           0.02%                   0.80%
       Equity Income Portfolio...........................................           0.01%                   0.83%
       Federated High Yield Portfolio....................................           0.04%                   0.83%
       Federated Stock Portfolio.........................................           0.11%                   0.83%
       Mercury Large Cap Core Portfolio..................................           0.03%                   0.92%
       MFS Mid Cap Growth Portfolio......................................           0.02%                   0.86%
       MFS Value Portfolio...............................................           0.11%                   1.00%
       Mondrian International Stock Portfolio............................           0.02%                   0.89%
       Pioneer Fund Portfolio............................................           0.13%                   0.99%
       Social Awareness Stock Portfolio..................................           0.04%                   0.71%
       Travelers Quality Bond Portfolio..................................           0.02%                   0.42%
       U.S. Government Securities Portfolio..............................           0.01%                   0.42%
       Enterprise Portfolio Class II Shares..............................           0.03%                   0.85%
       Contrafund(R) Portfolio -- Service Class 2........................           0.02%                   0.91%
       Dynamic Capital Appreciation Portfolio -- Service Class 2.........           0.19%                   1.02%
       Mid Cap Portfolio -- Service Class 2..............................           0.03%                   0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The first example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit (GMWB) applies. The second example assumes the current 0.40% charge for the GMWB applies. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------   ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS     1 YEAR    3 YEARS   5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ----------   --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1085     1858       2434       4886        485       1458       2434       4886
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    950      1465       1802       3746        350       1065       1802       3746

EXAMPLE 2 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------   ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS     1 YEAR    3 YEARS   5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ----------   --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1026     1689       2165       4412        426       1289       2165       4412
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    890      1289       1513       3194        290        889       1513       3194

EXAMPLE 3 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------   ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS     1 YEAR    3 YEARS   5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ----------   --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1036     1717       2210       4493        436       1317       2210       4493
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    900      1318       1562       3289        300        918       1562       3289

EXAMPLE 4 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------   ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS     1 YEAR    3 YEARS   5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ----------   --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1012     1646       2096       4288        412       1246       2096       4288
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    875      1244       1439       3050        275        844       1439       3050

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Portfolio Architect 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                              MAXIMUM AGE BASED ON THE OLDER OF THE OWNER
              DEATH BENEFIT/OPTIONAL FEATURE                       AND ANNUITANT ON THE CONTRACT DATE
      --------------------------------------------         --------------------------------------------------

      Annual Step-Up Death Benefit                                               Age 80

      Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ---------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund          Travelers Asset Management
                                           normally invests in equity securities      International Company LLC ("TAMIC")
                                           of issuers of any size and in any          Subadviser: Janus Capital Corp.
                                           industry.

High Yield Bond Trust                      Seeks high current income. The Fund        TAMIC
                                           normally invests in below
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund          TAMIC
                                           normally invests in equities,              Subadviser: Travelers Investment
                                           convertible and fixed-income               Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with             TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ---------------------------------------    -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund --         Seeks to achieve long-term growth of       A I M Advisors, Inc.
     Series I Shares+                      capital. Income is a secondary
                                           objective. The Fund invests,
                                           normally, at least 80% of its net
                                           assets, plus the amount of any
                                           borrowings for investment purposes,
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Large Cap Growth      Seeks growth of capital by pursuing        Alliance Capital Management L.P.
     Portfolio -- Class B+                 aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund       Capital Research and Management
                                           normally invests in common stocks of       Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund       CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.     CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long term growth of capital. The     Credit Suisse Asset Management, LLC
     Market Portfolio+                     Fund normally invests in equity            Subadviser: Credit Suisse Asset
                                           securities of companies located in, or     Management Limited (U.K.),
                                           conducting a majority of their             (Australia)
                                           business, in emerging markets.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term         Delaware Management Company
     Standard Class                        total return with capital appreciation     "Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders
                                           (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long term capital growth             The Dreyfus Corporation ("Dreyfus")
     Appreciation Portfolio -- Initial     consistent with the preservation of        Subadviser: Fayez Sarofim & Co.
     Shares                                capital. Current income is a secondary
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                  Dreyfus
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is      Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in U.S. equity
                                           securities, and substantially in
                                           undervalued stocks, risk arbitrage
                                           securities and distressed companies.

   Templeton Developing Markets            Seeks long-term capital appreciation.      Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares      The Fund normally invests at least 80%
                                           of its net assets in the emerging
                                           market investments, and invests
                                           primarily to predominantly in equity
                                           securities.

   Templeton Foreign Securities            Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
     Fund -- Class 2 Shares                 Fund normally invests at least 80% of
                                           its net assets in investments of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund --      Seeks long-term capital growth. The        Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ---------------------------------------    -----------------------------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before      TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund       Salomon Brothers Asset Management,
     Aggressive Growth Fund -- Class I     normally invests in common stocks of       Inc. ("SBAM")
     Shares                                companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital         SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and
                                           non-income producing stocks for
                                           potential appreciation in value.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,            Janus Capital
     Shares+                               consistent with preservation of
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The     Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.
   Global Technology Portfolio --           Seeks long-term growth of capital. The     Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner        Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.      Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and      Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund primarily
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund       Lord Abbett & Co.
                                           normally invests primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.
FAM ADVISORS VARIABLE SERIES FUNDS,
   INC.

   Mercury Global Allocation V.I.          Seeks high total investment return.        Merrill Lynch Investment Managers,
     Fund -- Class III                     The Fund normally invests in a             L.P. ("MLIM") dba Mercury Advisors
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located around the world.

   Mercury Value Opportunities V.I.        Seeks long-term growth of capital. The     MLIM dba Mercury Advisors
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to have
                                           special investment value.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ---------------------------------------    -----------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return (which             Oppenheimer Funds, Inc.
     Service Shares                        includes growth in the value of its
                                           shares as well as current income) from
                                           equity and debt securities.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of real capital and      Company LLC
                                           prudent investment management.

   Total Return Portfolio --               Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                  with preservation of capital and           Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The     Putnam Investment Management
     Class IB Shares+                      Fund invests mainly in common stocks
                                           of U.S. companies, with a focus on
                                           growth stocks. Growth stocks are
                                           issued by companies that Putnam
                                           Management believes are fast-growing
                                           and whose earnings are likely to
                                           increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund       Putnam Investment Management
     Fund -- Class IB Shares+               invests mainly in common stocks of
                                           companies outside the United States
                                           that Putnam Management believes have
                                           investment potential.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund       Putnam Investment Management
     Class IB Shares                       invests mainly in common stocks of
                                           U.S. companies, with a focus on value
                                           stocks. Value stocks are those that
                                           Putnam Management believes are
                                           currently undervalued by the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund       SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies the
                                           manager believes are undervalued in
                                           the marketplace.
   Investors Fund -- Class I                Seeks long term growth of capital.         SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common
                                           stocks of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The     SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The     SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

THE TRAVELERS SERIES TRUST
   Convertible                             Securities Portfolio Seeks current
                                           income and capital TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined                             Mid Cap Stock Portfolio Seeks growth
                                           of capital. The Fund TAMIC normally
                                           invests in the equity Subadviser:
                                           TIMCO securities of companies with
                                           mid-size market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income by investing       TAMIC
                                           primarily in income producing equity       Subadviser: Fidelity Management &
                                           securities. In choosing these              Research Company ("FMR")
                                           securities, the fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to
                                           achieve a yield which exceeds the
                                           composite yield on the securities
                                           compromising the S&P 500.

   Federated High Yield Portfolio          Seeks high current income. The Fund        TAMIC
                                           normally invests in below                  Subadviser: Federated Investment
                                           investment-grade bonds and debt            Management Company("Federated")
                                           securities.

   Federated Stock Portfolio+              Seeks growth of income and capital.        TAMIC
                                           The Fund normally invests in equity        Subadviser: Federated Equity
                                           securities of high quality companies.      Management Company of Pennsylvania

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ---------------------------------------    -----------------------------------
   Large Cap Portfolio                     Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in the               Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Managed Allocation Series:              Seeks long-term growth of capital. The     TAMIC
     Aggressive Portfolio                  Fund normally invests in other             Subadviser: Deutsche Investment
                                           investment companies ("Underlying          Management Americas Inc. ("DIMA")
                                           Funds") that invest primarily in
                                           equity securities.

   Managed Allocation Series:              Seeks a high level of current income       TAMIC
     Conservative Portfolio                with some consideration given to           Subadviser: DIMA
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level       TAMIC
     Moderate Portfolio                    of current income and growth of            Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks long-term growth of capital. The     TAMIC
     Moderate-Aggressive Portfolio         Fund normally invests in other             Subadviser: DIMA
                                           investment companies ("Underlying
                                           Funds") that invest in both equity
                                           and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level       TAMIC
     Moderate-Conservative Portfolio       of current income and growth of            Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           income. The Fund normally invests in
                                           other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Mercury Large Cap Core Portfolio        Seeks long-term capital growth. The        TAMIC
                                           Fund normally invests in a diversified     Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in equity            Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization.

   MFS Value Portfolio                     Seeks capital appreciation and             TAMIC
                                           reasonable income. The Fund normally       Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Mondrian International Stock            Seeks capital appreciation. The Fund       TAMIC
     Portfolio                             normally invests in equity securities      Subadviser: Mondrian Investment
                                           of relatively large non-U.S. companies.    Partners Ltd.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital        TAMIC
                                           growth. The Fund invests in equity
                                           Subadviser: Pioneer Investment
                                           securities, primarily of U.S.
                                           issuers. Management, Inc.

   Pioneer Mid Cap Value Portfolio         Seeks capital appreciation. The Fund       TAMIC
                                           normally invests in the equity             Subadviser: Pioneer Investment
                                           securities of mid-size companies.          Management, Inc.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation       Smith Barney Fund Management LLC
                                           and retention of net investment            ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities of large and
                                           mid-size companies that meet certain
                                           investment and social criteria.

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund       TAMIC
     Growth Portfolio                      normally invests in common stocks and      Subadviser: TIMCO and Janus
                                           other equity securities of small U.S.      Capital Management LLC  ("Janus
                                           companies.                                 Capital")

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund       TAMIC
     Value Portfolio                       normally invests in common stocks and      Subadviser: TIMCO and Dreman Value
                                           other equity securities of small U.S.      Management L.L.C. ("Dreman")
                                           companies.

   Travelers Quality Bond Portfolio        Seeks current income and total return      TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in investment-grade
                                           bonds and debt securities.

U.S. Government Securities                 Seeks current income, total return and     TAMIC
    Portfolio                              high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ---------------------------------------    -----------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund       Travelers Investment Adviser Inc.
                                           normally invests in common stocks of       ("TIA")
                                           companies that are likely to benefit       Subadviser:  AIM Capital
                                           from new products, services or             Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent      TIA
                                           with the prudent employment of             Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund        TIA
                                           normally invests in debt securities        Subadviser: Pioneer Investment
                                           and has the flexibility to invest in a     Management, Inc.
                                           broad range of issuers and segments of
                                           the debt securities market.

   SB Adjustable Rate Income               Seeks high current income and to limit     Smith Barney Fund Management LLC
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund       TIA
                                           normally invests in U.S. and foreign       Subadviser: FMR
                                           equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio Class II Shares      Seeks capital growth and income. The       Van Kampen Asset Management Inc.
                                           Fund normally invests in common and        ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund       Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.

VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service      Seeks long-term capital appreciation       FMR
     Class 2                               by investing in common stocks of
                                           companies whose value Fidelity
                                           Management & Research Co. believes is
                                           not fully recognized by the public.

   Dynamic Capital Appreciation            Seeks capital appreciation by              FMR
     Portfolio -- Service Class 2+         investing in common stocks of domestic
                                           and foreign issuers.

   Mid Cap Portfolio -- Service Class 2     Seeks long-term growth of capital by       FMR
                                           investing in common stocks of
                                           companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

         YEARS SINCE PURCHASE PAYMENT MADE             WITHDRAWAL CHARGE
     -------------------------------------------     ----------------------
     GREATER THAN OR EQUAL TO   BUT LESS THAN
     -------------------------------------------
             0 years               1 year                     6%
              1 year               2 years                    5%
             2 years               3 years                    4%
             3+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a)   any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o   under the Managed Distribution Program

       o if you elect Annuity Payments for a fixed period of at least five years, or

       o if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval).

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
      -------------------------------------------    ----------------------
      GREATER THAN OR EQUAL TO   BUT LESS THAN
      -------------------------------------------
              0 years               1 year                    6%
               1 year               2 years                   5%
              2 years               3 years                   4%
              3+ years                                        0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

       o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

       o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

       o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA

Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

Availability and Eligibility We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

    NAME OF RIDER:                GMWB I                          GMWB II                          GMWB III
-------------------    -----------------------------    -----------------------------    -----------------------------
      ALSO CALLED:              Principal                        Principal                        Principal
                                Guarantee                        Guarantee                     Guarantee Value
     AVAILABILITY:      Not available for purchase      Available on or after March      Available on or after March
                       on or after March 21, 2005,        21, 2005 if approved in          21, 2005 if approved in
                          unless GMWB II is not                  your state                       your state
                          approved in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

Annual Withdrawal Benefit ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I               GMWB II             GMWB III
                                                                --------------------  -----------------   ------------------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:........................................     5% of RBB            5% of RBB           5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:........................................    10% of RBB            10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

       o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

       o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]
                                         8,696                  500                            $11,765             = $588
--------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
--------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLE FOR GMWB I

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                       [100,000 -        [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                       (100,000 X        91,304/100,000)]                    (100,000 X      (88,235/100,000)]
                                    10,000/115,000)]      10,000/85,000)]
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
--------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

       o   a qualified retirement plan (Code Section 401),

       o   a tax-sheltered annuity (Code Section 403(b)),

       o   an individual retirement account (Code Sections 408(a)),

       o   an individual retirement annuity (Code Section 408(b)), or

       o   a qualified deferred compensation plan (Code Section 457).

           Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

       o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

       o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

       o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

       o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

           You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

       o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                          GMWB I          GMWB II        GMWB III
                                                      ---------------  -------------  --------------
   Current Annual Charge..............................    0.40%            0.50%          0.25%
   Maximum Annual Charge After a Reset................    1.00%            1.00%           N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

---------------------------------------------------------------------------------------------------------------------------
                                       GMWB I                          GMWB II                         GMWB III
---------------------------------------------------------------------------------------------------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
---------------------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
---------------------------------------------------------------------------------------------------------------------------
RESET                                    Yes                             Yes                              No
---------------------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
---------------------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
---------------------------------------------------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-Qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

The death benefit will be the greatest of,    o the Contract Value on the Death
less any applicable premium tax and             Report Date
outstanding loans:
                                              o the total Purchase Payments less
                                                the total amount of any
                                                withdrawals made under this
                                                Contract; or

                                              o the Step-Up Value, if any, as
                                                described below

STEP-UP VALUE A Step-Up Value will be established on each Contract Date anniversary which occurs on or prior to the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the death benefit value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Step-Up Value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Step-Up Value would be $50,000 -- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                  RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),        Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT) (WITH     The beneficiary(ies),        Unless the beneficiary elects to          Yes
NO JOINT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),        Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies),        Unless the spouse elects to continue      Yes
ANNUITANT)                             or if none, to the           the Contract
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE CONTRACT     The beneficiary(ies),        Unless the beneficiary elects to          Yes
OWNER)                                 or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive a distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent Annuitant or owner.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS              The beneficiary(ies),                                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     Annuitant is
                                       Contract Owner.                                                        treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                  RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary(ies),        Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies), or     Unless the spouse elects to continue      Yes
ANNUITANT)                             if none, to the              the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

----------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

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                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract

                                       48
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Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial

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surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto
Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994
Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

     o   The Travelers Insurance Company ("TIC")
     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

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The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Distribution and Principal Underwriting Agreement. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), CitiStreet Equities LLC, Linsco/Private Ledger Corp., Merrill Lynch, Pierce, Fenner & Smith, Incorporated, Piper Jaffray & Co. and Tower Square Securities, Inc.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Capital Appreciation Fund (3/02).........................   2004        0.952           1.117                  10,285
                                                               2003        0.777           0.952                   5,296
                                                               2002        1.000           0.777                   6,000

   High Yield Bond Trust (5/04).............................   2004        1.000           1.067                  37,259

   Managed Assets Trust (5/04)..............................   2004        1.000           1.075                      --

   Money Market Portfolio (3/02)............................   2004        0.986           0.977                 810,036
                                                               2003        0.996           0.986                 146,533
                                                               2002        1.000           0.996                 503,034

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2004        0.960           0.997                 119,229
                                                               2003        0.782           0.960                 137,323
                                                               2002        1.142           0.782                  12,403
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)...........................................   2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Growth Fund -- Class 2 Shares (2/00).....................   2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)....   2004        1.123           1.377                  10,858
                                                               2003        0.801           1.123                   9,290
                                                               2002        1.000           0.801                   1,000

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2004        1.255           1.618                 282,289
                                                               2003        0.953           1.255                 261,390
                                                               2002        1.000           0.953                 110,495

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (3/02).......................   2004        0.972           1.063                  68,322
                                                               2003        0.752           0.972                  47,049
                                                               2002        1.000           0.752                  13,673

   Dreyfus Variable Investment Fund -- Appreciation

   Portfolio -- Initial Shares (3/02).......................   2004        0.951           0.981                 157,298
                                                               2003        0.799           0.951                 147,390
                                                               2002        1.000           0.799                  27,841

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.035           1.144                 911,365
                                                               2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Templeton Foreign Securities Fund -- Class 2
   Shares (2/00) ...........................................   2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                      --

   Templeton Growth Securities Fund -- Class 2
   Shares (8/02) ...........................................   2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02).........   2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2004        1.039           1.113                  12,359
                                                               2003        0.755           1.039                   9,531
                                                               2002        1.000           0.755                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (1/00)............................................   2004        1.019           1.085                 115,405
                                                               2003        0.798           1.019                 118,746
                                                               2002        1.000           0.798                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2004        1.018           1.082               1,043,236
                                                               2003        0.912           1.018                 936,861
                                                               2002        1.000           0.912                  75,931

   Global Life Sciences Portfolio -- Service Shares (3/02)..   2004        0.910           1.020                  12,839
                                                               2003        0.734           0.910                  10,786
                                                               2002        1.000           0.734                   1,969

   Global Technology Portfolio -- Service Shares (3/02).....   2004        0.897           0.885                  26,300
                                                               2003        0.624           0.897                  73,480
                                                               2002        1.000           0.624                  73,481

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Worldwide Growth Portfolio -- Service Shares (3/02)......   2004        0.898           0.921                  33,578
                                                               2003        0.739           0.898                  12,190
                                                               2002        1.000           0.739                   3,000

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.332           1.502                 112,428
                                                               2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.241           1.372                 439,996
                                                               2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.256           1.529                 337,639
                                                               2003        1.000           1.256                 171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service
   Shares (5/04) ...........................................   2004        1.000           1.071                   4,344

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.045           1.117                 974,468
                                                               2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (2/02)....   2004        1.107           1.140              11,093,565
                                                               2003        1.074           1.107              10,441,947
                                                               2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
Putnam Variable Trust

   Putnam VT Discovery Growth Fund -- Class IB
   Shares (1/00) ...........................................   2004        1.105           1.167                 111,087
                                                               2003        0.853           1.105                 111,092
                                                               2002        1.233           0.853                  39,946
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/02)............................................   2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (3/02)                                               2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund -- Class I (2/02).........................   2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                      --

   Large Cap Growth Fund -- Class I (8/02)..................   2004        1.132           1.117                  38,402
                                                               2003        0.798           1.132                  31,304
                                                               2002        1.000           0.798                  15,441

   Small Cap Growth Fund -- Class I (5/02)..................   2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896
                                                               2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2004        1.160           1.211               1,867,255
                                                               2003        0.936           1.160               1,506,911
                                                               2002        1.000           0.936                  71,159

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2004        1.042           1.191                 154,508
                                                               2003        0.793           1.042                  85,024
                                                               2002        1.000           0.793                  12,568

   Equity Income Portfolio (5/02)...........................   2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                      --

   Federated High Yield Portfolio (3/02)....................   2004        1.191           1.291                 148,509
                                                               2003        0.991           1.191                 117,943
                                                               2002        1.000           0.991                  35,619

   Federated Stock Portfolio (3/02).........................   2004        0.980           1.064                 186,769
                                                               2003        0.782           0.980                 159,882
                                                               2002        1.000           0.782                  39,368

   Large Cap Portfolio (6/02)...............................   2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                      --

   Lazard International Stock Portfolio (3/02)..............   2004        1.064           1.209                 377,856
                                                               2003        0.843           1.064                  45,040
                                                               2002        1.000           0.843                   7,884

   Merrill Lynch Large Cap Core Portfolio (8/02)............   2004        1.006           1.145                 528,392
                                                               2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                      --

   MFS Emerging Growth Portfolio (8/02).....................   2004        0.997           1.104                 180,941
                                                               2003        0.787           0.997                 112,048
                                                               2002        1.219           0.787                  33,294
                                                               2001        1.000           1.219                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   MFS Mid Cap Growth Portfolio (3/02)......................   2004        0.738           0.827                 197,288
                                                               2003        0.549           0.738                  79,566
                                                               2002        1.000           0.549                   6,056

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.119                  22,370

   Pioneer Fund Portfolio (5/03)............................   2004        1.213           1.324                  68,258
                                                               2003        1.000           1.213                  14,955

   Social Awareness Stock Portfolio (5/04)..................   2004        1.000           1.080                      --

   Travelers Quality Bond Portfolio (3/02)..................   2004        1.108           1.124                 426,060
                                                               2003        1.055           1.108                 631,330
                                                               2002        1.000           1.055                 157,635

   U.S. Government Securities Portfolio (5/04)..............   2004        1.000           1.049                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................   2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                      --

   MFS Total Return Portfolio (2/02)........................   2004        1.150           1.258               4,470,787
                                                               2003        1.005           1.150               3,403,681
                                                               2002        1.081           1.005                 458,806
                                                               2001        1.000           1.081                      --

   Pioneer Strategic Income Portfolio (5/04)................   2004        1.000           1.092                 828,053

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Strategic Equity Portfolio (4/02)........................   2004        0.974           1.054                 192,976
                                                               2003        0.749           0.974                 137,627
                                                               2002        1.148           0.749                  83,170
                                                               2001        1.000           1.148                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2004        0.983           1.133                 360,935
                                                               2003        0.766           0.983                 472,048
                                                               2002        1.000           0.766                 182,669

   Enterprise Portfolio -- Class II Shares (3/02)...........   2004        0.893           0.909                   2,000
                                                               2003        0.723           0.893                   2,000
                                                               2002        1.000           0.723                   2,000

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2004        1.091           1.233                 413,003
                                                               2003        0.867           1.091                 328,539
                                                               2002        1.000           0.867                 101,822

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)...........................................   2004        1.059           1.053                  29,168
                                                               2003        0.863           1.059                  13,751
                                                               2002        1.000           0.863                   1,000

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2004        1.159           1.418               1,597,208
                                                               2003        0.854           1.159               1,203,368
                                                               2002        1.000           0.854                 289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Capital Appreciation Fund (3/02).........................   2004        1.180           1.377                      --
                                                               2003        0.968           1.180                      --

   High Yield Bond Trust (5/04).............................   2004        1.000           1.062                      --

   Managed Assets Trust (5/04)..............................   2004        1.000           1.071                      --

   Money Market Portfolio (3/02)............................   2004        0.983           0.969                      --
                                                               2003        0.999           0.983                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2004        1.175           1.213                      --
                                                               2003        0.963           1.175                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)...........................................   2004        1.141           1.206                      --
                                                               2003        0.947           1.141                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2004        1.299           1.439                 117,326
                                                               2003        0.984           1.299                  27,500

   Growth Fund -- Class 2 Shares (2/00).....................   2004        1.282           1.408                 310,557
                                                               2003        0.960           1.282                  18,290

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2004        1.255           1.352                 519,464
                                                               2003        0.971           1.255                  98,877

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)....   2004        1.369           1.669                      --
                                                               2003        0.982           1.369                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2004        1.314           1.685                  15,026
                                                               2003        1.005           1.314                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (3/02).......................   2004        1.254           1.363                  13,054
                                                               2003        0.976           1.254                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (3/02).......................   2004        1.148           1.177                      --
                                                               2003        0.971           1.148                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.214           1.334                  66,367
                                                               2003        0.994           1.214                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.438           1.750                  48,873
                                                               2003        1.000           1.438                   3,951

   Templeton Foreign Securities Fund -- Class 2
   Shares (2/00) ...........................................   2004        1.275           1.475                 261,521
                                                               2003        0.988           1.275                  22,009
                                                               2002        1.000           0.988                      --

   Templeton Growth Securities Fund -- Class 2
   Shares (8/02) ...........................................   2004        1.259           1.425                  18,185
                                                               2003        0.976           1.259                      --

Greenwich Street Series Fund

   Equity Index Portfolio -- Class II Shares (6/02).........   2004        1.205           1.296                  56,683
                                                               2003        0.967           1.205                   4,400

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2004        1.298           1.381                      --
                                                               2003        0.949           1.298                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (1/00)............................................   2004        1.228           1.299                      --
                                                               2003        0.967           1.228                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2004        1.103           1.166                      --
                                                               2003        0.994           1.103                      --

   Global Life Sciences Portfolio -- Service Shares (3/02)..   2004        1.217           1.356                      --
                                                               2003        0.988           1.217                      --

   Global Technology Portfolio -- Service Shares (3/02).....   2004        1.350           1.324                      --
                                                               2003        0.944           1.350                      --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2004        1.182           1.206                      --
                                                               2003        0.980           1.182                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.326           1.487                 115,028
                                                               2003        1.000           1.326                  16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.236           1.358                  45,415
                                                               2003        1.000           1.236                      --

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.251           1.514                  85,876
                                                               2003        1.000           1.251                  33,139

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.073           1.196                  81,602
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.066           1.194                  23,600
                                                               2003        1.000           1.066                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service
   Shares (5/04) ...........................................   2004        1.000           1.066                   6,275

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.041           1.106                  76,552
                                                               2003        1.000           1.041                   4,873

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Total Return Portfolio -- Administrative Class (2/02)....   2004        1.037           1.061                 341,573
                                                               2003        1.012           1.037                  37,287

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (1/00) ...........................................   2004        1.234           1.295                      --
                                                               2003        0.958           1.234                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/02)............................................   2004        1.247           1.414                      --
                                                               2003        0.994           1.247                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (3/02) ...........................................   2004        1.426           1.756                      --
                                                               2003        0.977           1.426                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2004        1.302           1.376                  56,429
                                                               2003        0.960           1.302                      --

   Investors Fund -- Class I (2/02).........................   2004        1.238           1.333                  14,772
                                                               2003        0.958           1.238                      --

   Large Cap Growth Fund -- Class I (8/02)..................   2004        1.355           1.329                      --
                                                               2003        0.961           1.355                      --

   Small Cap Growth Fund -- Class I (5/02)..................   2004        1.409           1.583                  10,091
                                                               2003        0.969           1.409                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2004        1.226           1.272                  17,936
                                                               2003        0.995           1.226                      --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2004        1.275           1.449                      --
                                                               2003        0.977           1.275                      --

   Equity Income Portfolio (5/02)...........................   2004        1.226           1.315                  50,384
                                                               2003        0.958           1.226                   4,325

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Federated High Yield Portfolio (3/02)....................   2004        1.198           1.291                   1,188
                                                               2003        1.003           1.198                      --

   Federated Stock Portfolio (3/02).........................   2004        1.217           1.313                   4,395
                                                               2003        0.977           1.217                      --

   Large Cap Portfolio (6/02)...............................   2004        1.176           1.222                      --
                                                               2003        0.966           1.176                      --

   Lazard International Stock Portfolio (3/02)..............   2004        1.256           1.419                  51,990
                                                               2003        1.001           1.256                   4,334

   Merrill Lynch Large Cap Core Portfolio (8/02)............   2004        1.150           1.301                   3,795
                                                               2003        0.973           1.150                      --

   MFS Emerging Growth Portfolio (8/02).....................   2004        1.223           1.346                  38,397
                                                               2003        0.971           1.223                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2004        1.302           1.450                  11,068
                                                               2003        0.974           1.302                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.114                   5,161

   Pioneer Fund Portfolio (5/03)............................   2004        1.208           1.310                  50,441
                                                               2003        1.000           1.208                      --

   Social Awareness Stock Portfolio (5/04)..................   2004        1.000           1.076                      --

   Travelers Quality Bond Portfolio (3/02)..................   2004        1.058           1.067                  30,261
                                                               2003        1.014           1.058                      --

   U.S. Government Securities Portfolio (5/04)..............   2004        1.000           1.045                  26,273

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................   2004        1.220           1.268                      --
                                                               2003        0.967           1.220                      --

   MFS Total Return Portfolio (2/02)........................   2004        1.121           1.219                 351,659
                                                               2003        0.986           1.121                   4,696

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Pioneer Strategic Income Portfolio (5/04)................   2004        1.000           1.088                  67,513

   SB Adjustable Rate Income Portfolio -- Class I

   Shares (9/03)............................................   2004        0.996           0.983                  27,260
                                                               2003        1.000           0.996                      --

   Strategic Equity Portfolio (4/02)........................   2004        1.254           1.348                      --
                                                               2003        0.969           1.254                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2004        1.243           1.425                  10,848
                                                               2003        0.974           1.243                      --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2004        1.185           1.200                      --
                                                               2003        0.966           1.185                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2004        1.239           1.393                  13,101
                                                               2003        0.991           1.239                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)...........................................   2004        1.162           1.148                      --
                                                               2003        0.953           1.162                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2004        1.330           1.618                  55,163
                                                               2003        0.986           1.330                      --


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insuranse Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Capital Appreciation Fund (6/02).........................   2004        0.952           1.117                 274,552
                                                               2003        0.777           0.952                 276,632
                                                               2002        1.000           0.777                 223,435

   High Yield Bond Trust (5/04).............................   2004        0.989           1.067                      --

   Managed Assets Trust (9/04)..............................   2004        1.015           1.075                      --

   Money Market Portfolio (5/02)............................   2004        0.986           0.977                 673,304
                                                               2003        0.996           0.986                 855,860
                                                               2002        1.000           0.996                 802,446

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2004        0.960           0.997                 445,049
                                                               2003        0.782           0.960                 443,311
                                                               2002        1.142           0.782                 326,594
                                                               2001        1.000           1.142                  72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01)..........................................   2004        0.973           1.034                 458,633
                                                               2003        0.803           0.973                 483,364
                                                               2002        1.183           0.803                 440,010
                                                               2001        1.000           1.183                  25,673

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        1.322           1.473               1,965,953
                                                               2003        0.995           1.322               1,577,762

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Growth Fund -- Class 2 Shares (11/99)....................   2004        1.233           1.362               7,498,271
                                                               2003        0.918           1.233               6,289,036

   Growth-Income Fund -- Class 2 Shares (11/99).............   2004        1.191           1.291               7,869,519
                                                               2003        0.916           1.191               6,886,746

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)....   2004        1.123           1.377                 102,493
                                                               2003        0.801           1.123                 107,770
                                                               2002        1.000           0.801                  50,280

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2004        1.255           1.618                 534,356
                                                               2003        0.953           1.255                 420,706
                                                               2002        1.000           0.953                 169,208

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders

   Portfolio -- Initial Shares (6/02).......................   2004        0.972           1.063                 811,595
                                                               2003        0.752           0.972                 795,333
                                                               2002        1.000           0.752                 429,565

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/02).......................   2004        0.951           0.981                 113,107
                                                               2003        0.799           0.951                 229,583
                                                               2002        1.000           0.799                 136,153

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.035           1.144               1,999,529
                                                               2003        0.842           1.035               1,608,369
                                                               2002        1.000           0.842                 719,789

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.444           1.767                 538,483
                                                               2003        1.000           1.444                  73,437

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2004        1.177           1.369               1,963,706
                                                               2003        0.907           1.177               1,293,188
                                                               2002        1.134           0.907                 589,742
                                                               2001        1.000           1.134                  29,133

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02) ...........................................   2004        1.024           1.166                 662,918
                                                               2003        0.789           1.024                 314,762
                                                               2002        1.000           0.789                 130,925

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (10/01)........   2004        1.091           1.180               2,117,905
                                                               2003        0.870           1.091               2,036,010
                                                               2002        1.141           0.870                 903,725
                                                               2001        1.000           1.141                  46,322

   Salomon Brothers Variable Aggressive Growth Fund --

   Class I Shares (1/00)....................................   2004        1.039           1.113                  65,449
                                                               2003        0.755           1.039                  48,254
                                                               2002        1.000           0.755                   2,659

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (9/02)............................................   2004        1.019           1.085                  19,509
                                                               2003        0.798           1.019                  31,671
                                                               2002        1.000           0.798                  16,195

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2004        1.018           1.082                 232,165
                                                               2003        0.912           1.018                 226,801
                                                               2002        1.000           0.912                 192,627

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2004        0.910           1.020                  13,043
                                                               2003        0.734           0.910                  12,999
                                                               2002        1.000           0.734                   2,339

   Global Technology Portfolio -- Service Shares (8/02).....   2004        0.897           0.885                 107,994
                                                               2003        0.624           0.897                 111,827
                                                               2002        1.000           0.624                   9,994

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Worldwide Growth Portfolio -- Service Shares (8/02)......   2004        0.898           0.921                  70,179
                                                               2003        0.739           0.898                  71,689
                                                               2002        1.000           0.739                 102,057

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.332           1.502                 247,135
                                                               2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.241           1.372                 374,495
                                                               2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.256           1.529                 710,264
                                                               2003        1.000           1.256                 316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.204                  34,482
                                                               2003        1.000           1.074                   5,122

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.067           1.202                  26,373
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service
   Shares (9/04) ...........................................   2004        0.987           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.045           1.117               2,231,285
                                                               2003        1.000           1.045               1,039,141

   Total Return Portfolio -- Administrative Class (10/01)...   2004        1.107           1.140              14,158,270
                                                               2003        1.074           1.107              14,489,686
                                                               2002        1.003           1.074               8,698,076
                                                               2001        1.000           1.003                 284,980

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (12/01) ..........................................   2004        1.105           1.167                 165,358
                                                               2003        0.853           1.105                 176,949
                                                               2002        1.233           0.853                 126,575
                                                               2001        1.000           1.233                  19,152

   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)...........................................   2004        1.160           1.323                 516,700
                                                               2003        0.919           1.160                 603,425
                                                               2002        1.138           0.919                 285,369
                                                               2001        1.000           1.138                  52,475

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (11/01) ..........................................   2004        1.439           1.783               1,134,138
                                                               2003        0.980           1.439               1,081,087
                                                               2002        1.221           0.980                 712,422
                                                               2001        1.000           1.221                  16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2004        1.132           1.204               3,132,904
                                                               2003        0.829           1.132               2,830,329
                                                               2002        1.127           0.829               1,972,141
                                                               2001        1.000           1.127                 277,708

   Investors Fund -- Class I (10/01)........................   2004        1.112           1.205               1,380,340
                                                               2003        0.856           1.112                 997,741
                                                               2002        1.134           0.856                 806,373
                                                               2001        1.000           1.134                  76,156

   Large Cap Growth Fund -- Class I (9/02)..................   2004        1.132           1.117                 294,225
                                                               2003        0.798           1.132                  90,125
                                                               2002        1.000           0.798                  14,568

   Small Cap Growth Fund -- Class I (11/01).................   2004        1.176           1.329               1,076,083
                                                               2003        0.805           1.176               1,094,670
                                                               2002        1.255           0.805                 354,038
                                                               2001        1.000           1.255                   3,283

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
The Travelers Series Trust
   Convertible Securities Portfolio (6/02)..................   2004        1.160           1.211               2,407,328
                                                               2003        0.936           1.160                 639,427
                                                               2002        1.000           0.936                 170,593

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2004        1.042           1.191                 266,416
                                                               2003        0.793           1.042                 313,401
                                                               2002        1.000           0.793                  58,105

   Equity Income Portfolio (11/01)..........................   2004        1.229           1.326               2,433,328
                                                               2003        0.955           1.229               1,969,032
                                                               2002        1.130           0.955                 718,818
                                                               2001        1.000           1.130                  27,813

   Federated High Yield Portfolio (8/02)....................   2004        1.191           1.291                 991,656
                                                               2003        0.991           1.191                 960,744
                                                               2002        1.000           0.991                  93,591

   Federated Stock Portfolio (9/02).........................   2004        0.980           1.064                  79,394
                                                               2003        0.782           0.980                  84,271
                                                               2002        1.000           0.782                  17,425

   Large Cap Portfolio (10/01)..............................   2004        1.055           1.103                 915,748
                                                               2003        0.862           1.055                 794,841
                                                               2002        1.138           0.862                 226,191
                                                               2001        1.000           1.138                  36,628

   Lazard International Stock Portfolio (8/02)..............   2004        1.064           1.209                 404,686
                                                               2003        0.843           1.064                 261,140
                                                               2002        1.000           0.843                  35,971

   Merrill Lynch Large Cap Core Portfolio (12/01)...........   2004        1.006           1.145                 273,915
                                                               2003        0.846           1.006                 172,694
                                                               2002        1.151           0.846                 159,360
                                                               2001        1.000           1.151                     614

   MFS Emerging Growth Portfolio (11/01)....................   2004        0.997           1.104                 424,267
                                                               2003        0.787           0.997                 275,657
                                                               2002        1.219           0.787                 179,610
                                                               2001        1.000           1.219                   4,324

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   MFS Mid Cap Growth Portfolio (6/02)......................   2004        0.738           0.827                 768,481
                                                               2003        0.549           0.738                 783,843
                                                               2002        1.000           0.549                 222,429

   MFS Value Portfolio (5/04)...............................   2004        0.972           1.119                      --

   Pioneer Fund Portfolio (5/03)............................   2004        1.213           1.324                  30,145
                                                               2003        1.000           1.213                  22,941

   Travelers Quality Bond Portfolio (6/02)..................   2004        1.108           1.124               1,333,327
                                                               2003        1.055           1.108               1,212,574
                                                               2002        1.000           1.055                 544,484

   U.S. Government Securities Portfolio (5/04)..............   2004        0.984           1.049                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2004        1.144           1.196                 595,498
                                                               2003        0.901           1.144                 327,479
                                                               2002        1.206           0.901                  82,566
                                                               2001        1.000           1.206                   3,553

   MFS Total Return Portfolio (10/01).......................   2004        1.150           1.258              10,625,367
                                                               2003        1.005           1.150               9,375,765
                                                               2002        1.081           1.005               4,154,038
                                                               2001        1.000           1.081                 348,528

   Pioneer Strategic Income Portfolio (5/04)................   2004        0.983           1.092                   7,354

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.998           0.991                 429,944
                                                               2003        1.000           0.998                 109,660

   Strategic Equity Portfolio (11/01).......................   2004        0.974           1.054                 840,779
                                                               2003        0.749           0.974                 875,861
                                                               2002        1.148           0.749                 654,693
                                                               2001        1.000           1.148                 122,403

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2004        0.983           1.133               1,107,608
                                                               2003        0.766           0.983               1,094,511
                                                               2002        1.000           0.766                 665,542

   Enterprise Portfolio -- Class II Shares (7/02)...........   2004        0.893           0.909                  66,034
                                                               2003        0.723           0.893                  71,388
                                                               2002        1.000           0.723                  78,186

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2004        1.091           1.233                 796,095
                                                               2003        0.867           1.091                 530,106
                                                               2002        1.000           0.867                 290,464

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)...........................................   2004        1.059           1.053                 191,175
                                                               2003        0.863           1.059                 189,423
                                                               2002        1.000           0.863                 163,295

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2004        1.159           1.418               1,933,959
                                                               2003        0.854           1.159               1,521,044
                                                               2002        1.000           0.854                 558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Capital Appreciation Fund (6/02).........................   2004        1.180           1.377                   9,989
                                                               2003        0.968           1.180                     785

   High Yield Bond Trust (5/04).............................   2004        0.988           1.062                  27,383

   Managed Assets Trust (9/04)..............................   2004        1.013           1.071                      --

   Money Market Portfolio (5/02)............................   2004        0.983           0.969                 132,347
                                                               2003        0.999           0.983                  11,760

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2004        1.175           1.213                  24,538
                                                               2003        0.963           1.175                  19,935

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01)..........................................   2004        1.141           1.206                  36,520
                                                               2003        0.947           1.141                  27,611

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        1.299           1.439                 821,906
                                                               2003        0.984           1.299                 579,425

   Growth Fund -- Class 2 Shares (11/99)....................   2004        1.282           1.408               2,649,329
                                                               2003        0.960           1.282               1,571,576

   Growth-Income Fund -- Class 2 Shares (11/99).............   2004        1.255           1.352               3,175,477
                                                               2003        0.971           1.255               2,119,583

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)....   2004        1.369           1.669                   2,065
                                                               2003        0.982           1.369                   2,067

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2004        1.314           1.685                 154,464
                                                               2003        1.005           1.314                 116,510

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/02).......................   2004        1.254           1.363                   4,447
                                                               2003        0.976           1.254                   3,495

   Dreyfus Variable Investment Fund -- Appreciation

   Portfolio -- Initial Shares (7/02).......................   2004        1.148           1.177                  23,236
                                                               2003        0.971           1.148                   2,694

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.214           1.334                 650,674
                                                               2003        0.994           1.214                 458,930

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.438           1.750                 111,684
                                                               2003        1.000           1.438                  44,071

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2004        1.275           1.475                 576,751
                                                               2003        0.988           1.275                 252,135
                                                               2002        1.000           0.988                      --

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02) ...........................................   2004        1.259           1.425                  25,772
                                                               2003        0.976           1.259                   2,057

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (10/01)........   2004        1.205           1.296                  86,299
                                                               2003        0.967           1.205                  65,914

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2004        1.298           1.381                  21,740
                                                               2003        0.949           1.298                   1,981

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (9/02)............................................   2004        1.228           1.299                   1,241
                                                               2003        0.967           1.228                     211

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2004        1.103           1.166                   7,190
                                                               2003        0.994           1.103                  27,518

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2004        1.217           1.356                   2,698
                                                               2003        0.988           1.217                   2,687

   Global Technology Portfolio -- Service Shares (8/02).....   2004        1.350           1.324                     795
                                                               2003        0.944           1.350                     664

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2004        1.182           1.206                  28,719
                                                               2003        0.980           1.182                  27,591

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.326           1.487                 243,815
                                                               2003        1.000           1.326                  85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.236           1.358                 590,460
                                                               2003        1.000           1.236                 321,133

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.251           1.514                 527,627
                                                               2003        1.000           1.251                 204,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.073           1.196                 236,985
                                                               2003        1.000           1.073                   2,903

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.066           1.194                 203,476
                                                               2003        1.000           1.066                     240

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service
   Shares (9/04) ...........................................   2004        0.985           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.041           1.106                 602,161
                                                               2003        1.000           1.041                 397,814

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Total Return Portfolio -- Administrative Class (10/01)...   2004        1.037           1.061               2,364,335
                                                               2003        1.012           1.037               1,779,865

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (12/01) ..........................................   2004        1.234           1.295                      --
                                                               2003        0.958           1.234                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)...........................................   2004        1.247           1.414                 123,675
                                                               2003        0.994           1.247                 141,914

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (11/01) ..........................................   2004        1.426           1.756                  89,169
                                                               2003        0.977           1.426                  48,389

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2004        1.302           1.376                 206,538
                                                               2003        0.960           1.302                 167,690

   Investors Fund -- Class I (10/01)........................   2004        1.238           1.333                 201,989
                                                               2003        0.958           1.238                 171,462

   Large Cap Growth Fund -- Class I (9/02)..................   2004        1.355           1.329                   1,937
                                                               2003        0.961           1.355                   1,697

   Small Cap Growth Fund -- Class I (11/01).................   2004        1.409           1.583                 194,919
                                                               2003        0.969           1.409                 117,984

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)..................   2004        1.226           1.272                 149,871
                                                               2003        0.995           1.226                  11,156

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2004        1.275           1.449                  63,067
                                                               2003        0.977           1.275                  55,380

   Equity Income Portfolio (11/01)..........................   2004        1.226           1.315                 312,955
                                                               2003        0.958           1.226                 228,153

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   Federated High Yield Portfolio (8/02)....................   2004        1.198           1.291                  79,142
                                                               2003        1.003           1.198                  22,819

   Federated Stock Portfolio (9/02).........................   2004        1.217           1.313                     981
                                                               2003        0.977           1.217                       --

   Large Cap Portfolio (10/01)..............................   2004        1.176           1.222                 101,957
                                                               2003        0.966           1.176                 100,664

   Lazard International Stock Portfolio (8/02)..............   2004        1.256           1.419                  68,612
                                                               2003        1.001           1.256                  42,730

   Merrill Lynch Large Cap Core Portfolio (12/01)...........   2004        1.150           1.301                 126,310
                                                               2003        0.973           1.150                  85,949

   MFS Emerging Growth Portfolio (11/01)....................   2004        1.223           1.346                  19,855
                                                               2003        0.971           1.223                  18,671

   MFS Mid Cap Growth Portfolio (6/02)......................   2004        1.302           1.450                  15,948
                                                               2003        0.974           1.302                   5,936

   MFS Value Portfolio (5/04)...............................   2004        0.972           1.114                   8,026

   Pioneer Fund Portfolio (5/03)............................   2004        1.208           1.310                 109,780
                                                               2003        1.000           1.208                  15,008

   Travelers Quality Bond Portfolio (6/02)..................   2004        1.058           1.067                  79,085
                                                               2003        1.014           1.058                  13,167

   U.S. Government Securities Portfolio (5/04)..............   2004        0.984           1.045                  17,656

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2004        1.220           1.268                  90,190
                                                               2003        0.967           1.220                  89,135

   MFS Total Return Portfolio (10/01).......................   2004        1.121           1.219               1,534,701
                                                               2003        0.986           1.121               1,669,877

   Pioneer Strategic Income Portfolio (5/04)................   2004        0.982           1.088                  24,688

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                YEAR         YEAR          END OF YEAR         END OF YEAR
----------------                                             -------  --------------   --------------    -------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.996           0.983                 302,874
                                                               2003        1.000           0.996                  47,603

   Strategic Equity Portfolio (11/01).......................   2004        1.254           1.348                  39,721
                                                               2003        0.969           1.254                  36,786

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2004        1.243           1.425                 201,061
                                                               2003        0.974           1.243                 235,475

   Enterprise Portfolio -- Class II Shares (7/02)...........   2004        1.185           1.200                      --
                                                               2003        0.966           1.185                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2004        1.239           1.393                  56,482
                                                               2003        0.991           1.239                  17,573

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)...........................................   2004        1.162           1.148                      --
                                                               2003        0.953           1.162                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2004        1.330           1.618                 480,220
                                                               2003        0.986           1.330                 212,265


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insuranse Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                           The Insurance Company
                           Principal Underwriter
                           Distribution and Principal Underwriting Agreement Valuation of Assets
                           Federal Tax Considerations
                           Independent Accountants
                           Condensed Financial Information
                           Financial Statements



--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:     ______________________________________________________________________

Address:  ______________________________________________________________________

          ______________________________________________________________________

L-12961                                                              May 2, 2005

   TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                                SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
High Yield Bond Trust                                                       All Cap Fund -- Class I (6)
Managed Assets Trust                                                        Investors Fund -- Class I
Money Market Portfolio                                                      Large Cap Growth Fund -- Class I
AMERICAN FUNDS INSURANCE SERIES                                             Small Cap Growth Fund -- Class I
   Global Growth Fund -- Class 2 Shares                                  THE TRAVELERS SERIES TRUST
   Growth Fund -- Class 2 Shares                                            Convertible Securities Portfolio
   Growth-Income Fund -- Class 2 Shares                                     Disciplined Mid Cap Stock Portfolio
DELAWARE VIP TRUST                                                          Equity Income Portfolio
   Delaware VIP REIT Series -- Standard Class                               Federated High Yield Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                            Large Cap Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --            Managed Allocation Series: Aggressive Portfolio
     Initial Shares                                                         Managed Allocation Series: Conservative Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders Portfolio --      Managed Allocation Series: Moderate Portfolio
     Initial Shares(1)                                                      Managed Allocation Series: Moderate-Aggressive Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                        Managed Allocation Series: Moderate-Conservative
   Mutual Shares Securities Fund -- Class 2 Shares                            Portfolio
   Templeton Developing Markets Securities Fund -- Class 2 Shares           Mercury Large Cap Core Portfolio(7)
   Templeton Foreign Securities Fund -- Class 2 Shares                      MFS Mid Cap Growth Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                       MFS Value Portfolio
GREENWICH STREET SERIES FUND                                                Mondrian International Stock Portfolio(8)
   Equity Index Portfolio -- Class II Shares                                Pioneer Fund Portfolio(9)
   Salomon Brothers Variable Aggressive Growth Fund -- Class I Shares(2)    Pioneer Mid Cap Value Portfolio
   Social Awareness Stock Portfolio                                         Style Focus Series: Small Cap Growth Portfolio
   Salomon Brothers Variable Growth & Income Fund -- Class I Shares         Style Focus Series: Small Cap Value Portfolio
JANUS ASPEN SERIES                                                          Travelers Quality Bond Portfolio
   Global Technology Portfolio -- Service Shares                            U.S. Government Securities Portfolio
LAZARD RETIREMENT SERIES, INC.                                           TRAVELERS SERIES FUND INC.
   Lazard Retirement Small Cap Portfolio                                    AIM Capital Appreciation Portfolio
LORD ABBETT SERIES FUND, INC.                                               MFS Total Return Portfolio
   Growth and Income Portfolio                                              Pioneer Strategic Income Portfolio(10)
   Mid-Cap Value Portfolio                                                  SB Adjustable Rate Income Portfolio Smith Barney Class
FAM ADVISORS VARIABLE SERIES FUNDS, INC.                                    Strategic Equity Portfolio(11)
   Mercury Global Allocation V.I. Fund -- Class III(3)                   VAN KAMPEN LIFE INVESTMENT TRUST
   Mercury Value Opportunities V.I. Fund -- Class III(4)                    Comstock Portfolio Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                       VARIABLE INSURANCE PRODUCTS FUND
   Oppenheimer Main Street Fund/VA -- Service Shares(5)                     Contrafund(R) Portfolio -- Service Class 2
PIMCO VARIABLE INSURANCE TRUST                                              Mid Cap Portfolio -- Service Class 2
   Real Return Portfolio -- Administrative Class
   Total Return Portfolio -- Administrative Class
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -- Class IB Shares

--------------
(1)    Formerly Small Cap Portfolio -- Initial Shares                    (7)     Formerly MFS Research Portfolio
(2)    Formerly Salomon Brothers Variable Emerging Growth Fund --        (8)     Formerly Lazard International Stock Portfolio
       Class I Shares                                                    (9)     Formerly Utilities Portfolio
(3)    Formerly Merrill Lynch Global Allocation V.I. Fund -- Class III   (10)    Formerly Putnam Diversified Income Portfolio
(4)    Formerly Merrill Lynch Value Opportunities V.I. Fund -- Class III (11)    Formerly Alliance Growth Portfolio
(5)    Formerly Oppenheimer Main Street Growth & Income Fund/VA --
       Service Shares
(6)    Formerly Capital Fund -- Class I

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary...........................................     3      The Annuity Period...................................    52
Summary............................................     5         Maturity Date.....................................    52
Fee Table..........................................     9         Allocation of Annuity.............................    52
Condensed Financial Information....................    18         Variable Annuity..................................    53
The Annuity Contract...............................    18         Fixed Annuity.....................................    53
   Contract Owner Inquiries........................    19      Payment Options......................................    53
   Purchase Payments...............................    19         Election of Options...............................    53
   Accumulation Units..............................    20         Annuity Options...................................    54
   The Variable Funding Options....................    20         Variable Liquidity Benefit........................    54
The Fixed Account..................................    26      Miscellaneous Contract Provisions....................    55
Charges and Deductions.............................    26         Right to Return...................................    55
   General.........................................    26         Termination.......................................    55
   Withdrawal Charge...............................    27         Required Reports..................................    55
   Free Withdrawal Allowance.......................    27         Suspension of Payments............................    55
   Transfer Charge.................................    28      The Separate Accounts................................    55
   Administrative Charges..........................    28         Performance Information...........................    56
   Mortality and Expense Risk Charge...............    28      Federal Tax Considerations...........................    56
   Enhanced Stepped-Up Provision Charge............    28         General Taxation of Annuities.....................    57
   Guaranteed Minimum Withdrawal Benefit                          Types of Contracts: Qualified and Non-qualified...    57
    Charge.........................................    28         Qualified Annuity Contracts.......................    57
   Guaranteed Minimum Accumulation Benefit                          Taxation of Qualified Annuity Contracts.........    57
    Charge.........................................    29           Mandatory Distributions for Qualified Plans.....    57
   Variable Liquidity Benefit Charge...............    29         Non-qualified Annuity Contracts...................    58
   Variable Funding Option Expenses................    29           Diversification Requirements for
   Premium Tax.....................................    29             Variable Annuities............................    58
   Changes in Taxes Based upon Premium                              Ownership of the Investments....................    59
     or Value......................................    29           Taxation of Death Benefit Proceeds..............    59
Transfers..........................................    29         Other Tax Considerations..........................    59
   Dollar Cost Averaging...........................    31           Treatment of Charges for Optional Benefits......    59
Access to Your Money...............................    32           Penalty Tax for Premature Distribution..........    59
   Systematic Withdrawals..........................    32           Puerto Rico Tax Considerations..................    59
Ownership Provisions...............................    33           Non-Resident Aliens.............................    60
   Types of Ownership..............................    33      Other Information....................................    60
     Contract Owner................................    33         The Insurance Companies...........................    60
     Beneficiary...................................    33         Financial Statements..............................    60
     Annuitant.....................................    33         Distribution of Variable Annuity Contracts........    61
Death Benefit......................................    34         Conformity with State and Federal Laws............    63
   Death Proceeds before the Maturity Date.........    34         Voting Rights.....................................    63
   Enhanced Stepped-Up Provision...................    36         Restrictions on Financial Transactions............    63
   Payment of Proceeds.............................    37         Legal Proceedings and Opinions....................    63
   Spousal Contract Continuance....................    39      Appendix A: Condensed Financial
   Beneficiary Contract Continuance................    39         Information for Travelers Insurance
   Planned Death Benefit...........................    39           Company: Separate Account Nine..................   A-1
   Death Proceeds after Maturity Date..............    40      Appendix B: Condensed Financial Information
 Living Benefits...................................    40         for Travelers Life and Annuity Company:
   Guaranteed Minimum Withdrawal Benefit...........    40           Separate Account Ten............................   B-1
   Guaranteed Minimum Accumulation Benefit.........    45      Appendix C: The Fixed Account........................   C-1
                                                               Appendix D: Contents of the Statement of
                                                                  Additional Information............................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
         TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding OptionS twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       O ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       O BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.............................................6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE............................................   $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE.............................6%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.........................$30(4)..
--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

                  YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
             -------------------------------------------- ----------------------
             GREATER THAN OR EQUAL TO    BUT LESS THAN
             ------------------------- ------------------
                      0 years               1 year                 6%
                      1 year                2 years                5%
                      2 years               3 years                4%
                      3 years               4 years                3%
                     4+ years                                      0%

(2)    We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

                YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
             -------------------------------------------- ----------------------
             GREATER THAN OR EQUAL TO    BUT LESS THAN
             ------------------------- ------------------
                      0 years               1 year                 6%
                      1 year                2 years                5%
                      2 years               3 years                4%
                      3 years               4 years                3%
                     4+ years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                          DEFERRED ANNUAL STEP
                                                            UP DEATH BENEFIT       ANNUAL STEP-UP        ROLL-UP DEATH
                                                               "STANDARD"           DEATH BENEFIT           BENEFIT
                                                          ---------------------- --------------------  -------------------
Mortality and Expense Risk Charge......................           1.60%                 1.70%                1.90%
Administrative Expense Charge..........................           0.15%                 0.15%                0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED......................................           1.75%                 1.85%                2.05%
Optional E.S.P. Charge.................................           0.20%                 0.20%                0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED...............................................           1.95%                 2.05%                2.25%
Optional GMAB Charge...................................           0.50%                 0.50%                0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED...............................................           2.25%                 2.35%                2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(5)                                                  2.45%                 2.55%                2.75%
Optional GMWB I Charge.................................           0.40%(6)              0.40%(6)             0.40%(6)
Optional GMWB II Charge................................           0.50%(6)              0.50%(6)             0.50%(6)
Optional GMWB III Charge...............................           0.25%                 0.25%                0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED...............................................           2.15%                 2.25%                2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
ONLY SELECTED..........................................           2.25%                 2.35%                2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED..........................................           2.00%                 2.10%                2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED........................................           2.35%                 2.45%                2.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED.......................................           2.45%                 2.55%                2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED......................................           2.20%                 2.30%                2.50%

------------------
(5)    GMAB and GMWB cannot both be elected.

(6)    The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....                0.41%                          1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                               DISTRIBUTION                             CONTRACTUAL FEE       NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL      WAIVER              ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)    OTHER     OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                    FEE            FEES         EXPENSES    EXPENSES     REIMBURSEMENT         EXPENSES
----------------                 ----------   ---------------   --------  ------------  ---------------       ----------
Capital Appreciation Fund.....      0.70%            --           0.08%       0.78%             --                   --(1),(32)

High Yield Bond Trust.........                                                                                       --(2),(32)
                                    0.45%            --           0.18%       0.63%             --
Managed Assets Trust..........                                                                                       --(18),(32)
                                    0.50%            --           0.11%       0.61%             --
Money Market Portfolio........                                                                                       --(18),(32)
                                    0.32%            --           0.10%       0.42%             --
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*+................      0.75%          0.25%         0.05%       1.05%             --                 1.05%(3)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares*................      0.61%          0.25%         0.04%       0.90%             --                    --(32)
   Growth Fund -- Class 2
     Shares*..................      0.35%          0.25%         0.01%       0.61%             --                 0.61%
   Growth-Income Fund -- Class
     2 Shares*................      0.29%          0.25%         0.02%       0.56%             --                    --(32)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class...........      0.74%            --          0.10%       0.84%             --                 0.84%(4)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio --
     Initial Shares...........      0.75%            --          0.04%       0.79%             --                 0.79%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares...................      0.75%            --          0.04%       0.79%             --                 0.79%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*..      0.60%          0.25%         0.15%       1.00%             --                 1.00%(5)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......      1.25%          0.25%         0.29%       1.79%             --                 1.79%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.68%          0.25%         0.19%       1.12%           0.05%                1.07%(6)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................      0.79%          0.25%         0.07%       1.11%             --                 1.11%(7)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.03%       0.59%             --                 0.59%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares...........      0.87%            --          0.17%       1.04%             --                 1.04%(8)


                                               DISTRIBUTION                             CONTRACTUAL FEE       NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL      WAIVER              ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)    OTHER     OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                    FEE            FEES         EXPENSES    EXPENSES     REIMBURSEMENT         EXPENSES
----------------                 ----------   ---------------   --------  ------------  ---------------       ----------
   Salomon Brothers Variable        0.65%            --          0.44%       1.09%           0.02%                1.07%(9)
     Growth & Income Fund --
     Class I Shares...........
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+.........      0.55%          0.25%         0.01%       0.81%             --                 0.81%
   Global Life Sciences
     Portfolio -- Service
     Shares*+.................      0.64%          0.25%         0.25%       1.14%             --                 1.14%
   Global Technology
     Portfolio -- Service
     Shares*..................      0.64%          0.25%         0.07%       0.96%             --                 0.96%
   Worldwide Growth Portfolio
     -- Service Shares*+......      0.60%          0.25%         0.03%       0.88%             --                 0.88%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%         0.37%       1.37%             --                 1.37%(10)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%            --          0.39%       0.89%             --                 0.89%
   Mid-Cap Value Portfolio....      0.75%            --          0.42%       1.17%             --                 1.17%
FAM ADVISORS VARIABLE SERIES
   FUNDS, INC.
   Mercury Global Allocation
     V.I. Fund -- Class III*..      0.65%          0.25%         0.11%       1.01%             --                 1.01%
   Mercury Value
     Opportunities V.I. Fund
     -- Class III*............      0.75%          0.25%         0.07%       1.07%             --                 1.07%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service Shares*     0.66%          0.25%         0.01%       0.92%             --                 0.92%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%       0.65%             --                 0.65%(11)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%       0.65%             --                 0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................      0.75%          0.25%         0.19%       1.19%             --                 1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.      0.77%          0.25%         0.10%       1.12%             --                 1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.81%            --          0.08%       0.89%             --                 0.89%(12)
   Investors Fund -- Class I..      0.68%            --          0.09%       0.77%             --                 0.77%(13)
   Large Cap Growth Fund --
     Class I..................      0.71%            --          0.86%       1.57%             --                    --(14),(32)
   Small Cap Growth Fund --
     Class I..................      0.75%            --          0.28%       1.03%             --                 1.03%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................      0.60%            --          0.15%       0.75%             --                    --(18),(32)
   Disciplined Mid Cap Stock
     Portfolio................      0.70%            --          0.12%       0.82%             --                    --(18),(32)
   Equity Income Portfolio....      0.73%            --          0.11%       0.84%             --                    --(15),(32)
   Federated High Yield
     Portfolio................      0.65%            --          0.22%       0.87%             --                    --(18),(32)


                                               DISTRIBUTION                             CONTRACTUAL FEE       NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL      WAIVER              ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)    OTHER     OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                    FEE            FEES         EXPENSES    EXPENSES     REIMBURSEMENT         EXPENSES
----------------                 ----------   ---------------   --------  ------------  ---------------       ----------
   Federated Stock Portfolio+.      0.63%            --           0.31%       0.94%             --                   --(18),(32)
   Large Cap Portfolio........      0.75%            --           0.11%       0.86%             --                0.86%(15)
   Managed Allocation Series:
     Aggressive Portfolio.....      0.15%            --           0.26%       0.41%           0.06%               0.35%(16)
   Managed Allocation Series:
     Conservative Portfolio...      0.15%            --           0.26%       0.41%           0.06%               0.35%(16)
   Managed Allocation Series:
     Moderate Portfolio.......      0.15%            --           0.26%       0.41%           0.06%               0.35%(16)
   Managed Allocation Series:
     Moderate-Aggressive
     Portfolio................      0.15%            --           0.26%       0.41%           0.06%               0.35%(16)
   Managed Allocation Series:
     Moderate-Conservative
     Portfolio................      0.15%            --           0.26%       0.41%           0.06%               0.35%(16)
   Mercury Large Cap Core
     Portfolio................      0.79%            --           0.16%       0.95%             --                   --(17),(32)
   MFS Mid Cap Growth
     Portfolio................      0.75%            --           0.13%       0.88%             --                   --(19),(32)
   MFS Value Portfolio........      0.72%            --           0.39%       1.11%             --                   --(20),(32)
   Mondrian International
     Stock Portfolio..........      0.72%            --           0.19%       0.91%             --                   --(21),(32)
   Pioneer Fund Portfolio.....      0.75%            --           0.37%       1.12%             --                   --(22),(32)
   Pioneer Mid Cap Value
     Portfolio................      0.75%            --           0.43%       1.18%           0.18%               1.00%(23)
   Social Awareness Stock
     Portfolio................      0.61%            --           0.14%       0.75%             --                   --(24),(32)
   Style Focus Series: Small
     Cap Growth Portfolio.....      0.85%            --           0.43%       1.28%           0.18%               1.10%(25)
   Style Focus Series: Small
     Cap Value Portfolio......      0.83%            --           0.43%       1.26%           0.16%               1.10%(26)
   Travelers Quality Bond
     Portfolio................      0.32%            --           0.12%       0.44%             --                   --(18),(32)
   U.S. Government Securities
     Portfolio................      0.32%            --           0.11%       0.43%             --                   --(18),(32)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%            --           0.05%       0.85%             --                0.85%
   MFS Total Return Portfolio.      0.77%            --           0.02%       0.79%             --                0.79%(27)
   Pioneer Strategic Income
     Portfolio................      0.75%            --           0.15%       0.90%             --                0.90%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%          0.46%       1.31%             --                1.31%
   Strategic Equity Portfolio.      0.80%            --           0.05%       0.85%             --                0.85%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*...............      0.57%          0.25%          0.04%       0.86%             --                0.86%
   Enterprise Portfolio Class
     II Shares*+..............      0.50%          0.25%          0.13%       0.88%             --                   --(28),(32)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Service Class 2*.........      0.57%          0.25%          0.11%       0.93%             --                   --(29),(32)
   Dynamic Capital
     Appreciation Portfolio --
     Service
     Class 2*+................      0.58%          0.25%          0.38%       1.21%             --                   --(30),(32)
   Mid Cap Portfolio --
     Service Class 2*.........      0.57%          0.25%          0.14%       0.96%             --                   --(31),(32)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES
(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.

(3) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(4) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(8) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints:
       0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.65% to the following breakpoints:
       0.65% on first $1 billion of net assets; 0.60% on next $1 billion; 0.55% on next $1 billion; 0.50% on the next $1 billion; and 0.45% on net assets in excess of $4 billion.

(10) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(11) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(13) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(14) Effective August 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $5 billion 0.70%; next $2.5 billion 0.70%; next $2.5 billion 0.68%; over $10 billion 0.65%.

(15) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(16) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(17) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(18) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(19) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and
       (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and
       (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(21) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows:
       0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(22) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(23) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(24) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(28) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(29) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(30) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%. The expense ratio shown reflects the expense cap in effect at February 1, 2005. This arrangement can be discontinued by the fund's manager at any time.

(31) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (32) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                  VOLUNTARY FEE
                                                                                  WAIVER AND/OR
                                                                                     EXPENSE               NET TOTAL ANNUAL
       FUNDING OPTION                                                             REIMBURSEMENT           OPERATING EXPENSES
       -----------------                                                     ------------------------   ------------------------
       Capital Appreciation Fund..........................................            0.01%                      0.77%
       High Yield Bond Trust..............................................            0.03%                      0.60%
       Managed Assets Trust...............................................            0.01%                      0.60%
       Money Market Portfolio.............................................            0.02%                      0.40%
       Global Growth Fund -- Class 2 Shares...............................            0.01%                      0.89%
       Growth-Income Fund -- Class 2 Shares...............................            0.01%                      0.55%
       Large Cap Growth Fund -- Class I...................................            0.57%                      1.00%
       Convertible Securities Portfolio...................................            0.01%                      0.74%
       Disciplined Mid Cap Stock Portfolio................................            0.02%                      0.80%
       Equity Income Portfolio............................................            0.01%                      0.83%
       Federated High Yield Portfolio.....................................            0.04%                      0.83%
       Federated Stock Portfolio..........................................            0.11%                      0.83%
       Mercury Large Cap Core Portfolio...................................            0.03%                      0.92%
       MFS Mid Cap Growth Portfolio.......................................            0.02%                      0.86%
       MFS Value Portfolio................................................            0.11%                      1.00%
       Mondrian International Stock Portfolio.............................            0.02%                      0.89%
       Pioneer Fund Portfolio.............................................            0.13%                      0.99%
       Social Awareness Stock Portfolio...................................            0.04%                      0.71%
       Travelers Quality Bond Portfolio...................................            0.02%                      0.42%
       U.S. Government Securities Portfolio...............................            0.01%                      0.42%
       Enterprise Portfolio Class II Shares...............................            0.03%                      0.85%
       Contrafund(R) Portfolio -- Service Class 2.........................            0.02%                      0.91%
       Dynamic Capital Appreciation Portfolio -- Service Class 2..........            0.19%                      1.02%
       Mid Cap Portfolio -- Service Class 2...............................            0.03%                      0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             --------------------------------------- ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------                             -------- --------- --------- ---------- --------  ---------  ---------  ----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1105     1915       2524       5041      505       1515       2524       5041
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     970     1525       1899       3928      370       1125       1899       3928


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             --------------------------------------- ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------                             -------- --------- --------- ---------- --------  ---------  ---------  ----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1047     1747       2258       4578      447       1347       2258       4578
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     910     1349       1613       3388      310        949       1613       3388


EXAMPLE 3 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Accumulation Benefit.

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             --------------------------------------- ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------                             -------- --------- --------- ---------- --------  ---------  ---------  ----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1057     1776       2303       4658      457       1376       2303       4658
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     920     1379       1662       3480      320        979       1662       3480

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             --------------------------------------- ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------                             -------- --------- --------- ---------- --------  ---------  ---------  ----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1057     1776       2303       4658      457       1376       2303       4658
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     920     1379       1662       3480      320        979       1662       3480



EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             --------------------------------------- ------------------------------------------
 FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------                             -------- --------- --------- ---------- --------  ---------  ---------  ----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1032     1705       2190       4457      432       1305       2190       4457
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     896     1305       1540       3247      296        905       1540       3247


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Portfolio Architect L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Deferred Annual Step Up Death Benefit                                        75
      Annual Step Up Death Benefit                                                 80
      5% Roll Up Death Benefit                                                     75
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.

High Yield Bond Trust                      Seeks high current income. The Fund         TAMIC
                                           normally invests in below
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund           TAMIC
                                           normally invests in equities,               Subadviser: Travelers Investment
                                           convertible and fixed-income                Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with              TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Large Cap Growth      Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B+                 aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                           normally invests in common stocks of        ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders
                                           (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial     consistent with the preservation of         ("Dreyfus")
     Shares                                capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                   Dreyfus
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in U.S. equity
                                           securities, and substantially in
                                           undervalued stocks, risk arbitrage
                                           securities and distressed companies.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests at least 80%
                                           of its net assets in the emerging
                                           market investments, and invests
                                           primarily to predominantly in equity
                                           securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests at least 80% of
                                           its net assets in investments of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before       TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund        Salomon Brothers Asset
     Aggressive Growth Fund -- Class I     normally invests in common stocks of        Management, Inc. ("SBAM")
     Shares                                companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital          SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and
                                           non-income producing stocks for
                                           potential appreciation in value.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,             Janus Capital Management LLC
     Shares+                               consistent with preservation of             ("Janus Capital")
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The      Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund primarily
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.
FAM ADVISORS VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I.          Seeks high total investment return.         Merrill Lynch Investment
     Fund -- Class III                     The Fund normally invests in a              Managers, L.P. ("MLIM") dba
                                           portfolio of equity, debt and money         Mercury Advisors
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located around the world.

   Mercury Value Opportunities V.I.        Seeks long-term growth of capital. The      MLIM dba Mercury Advisors
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to have
                                           special investment value.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --       Seeks high total return (which              Oppenheimer Funds, Inc.
     Service Shares                        includes growth in the value of its
                                           shares as well as current income) from
                                           equity and debt securities.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              invests mainly in common stocks of
                                           companies outside the United States
                                           that Putnam Management believes have
                                           investment potential.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                       invests mainly in common stocks of
                                           U.S. companies, with a focus on value
                                           stocks. Value stocks are those that
                                           Putnam Management believes are
                                           currently undervalued by the market.

SALOMON BROTHERS VARIABLE SERIES FUNDS
   INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies the
                                           manager believes are undervalued in
                                           the marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital            TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           TAMIC
                                           normally invests in the equity              Subadviser: TIMCO
                                           securities of companies with
                                           mid-size market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income by investing        TAMIC
                                           primarily in income producing equity        Subadviser: Fidelity Management &
                                           securities. In choosing these               Research Company ("FMR")
                                           securities, the fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to
                                           achieve a yield which exceeds the
                                           composite yield on the securities
                                           compromising the S&P 500.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company ("Federated")
                                           securities.

   Federated Stock Portfolio+              Seeks growth of income and capital.         TAMIC
                                           The Fund normally invests in equity         Subadviser: Federated Equity
                                           securities of high quality companies.       Management Company of Pennsylvania

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Aggressive Portfolio                  Fund normally invests in other              Subadviser: Deutsche Investment
                                           investment companies ("Underlying           Management Americas Inc. ("DIMA")
                                           Funds") that invest primarily in
                                           equity securities.

   Managed Allocation Series:              Seeks a high level of current income        TAMIC
     Conservative Portfolio                with some consideration given to            Subadviser: DIMA
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate Portfolio                    of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Moderate-Aggressive Portfolio         Fund normally invests in other              Subadviser: DIMA
                                           investment companies ("Underlying
                                           Funds") that invest in both equity
                                           and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate-Conservative Portfolio       of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           income. The Fund normally invests in
                                           other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Mercury Large Cap Core Portfolio        Seeks long-term capital growth. The         TAMIC
                                           Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Mondrian International Stock            Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Mondrian Investment
                                           of relatively large non-U.S. companies.     Partners Ltd.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                           securities, primarily of U.S.               Management, Inc.
                                           issuers.

   Pioneer Mid Cap Value Portfolio         Seeks capital appreciation. The Fund        TAMIC
                                           normally invests in the equity              Subadviser: Pioneer Investment
                                           securities of mid-size companies.           Management, Inc.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                           and retention of net investment             ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities of large and
                                           mid-size companies that meet certain
                                           investment and social criteria.

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        TAMIC
     Growth Portfolio                      normally invests in common stocks and       Subadviser: TIMCO and Janus
                                           other equity securities of small U.S.       Capital
                                           companies.

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        TAMIC
     Value Portfolio                       normally invests in common stocks and       Subadviser: TIMCO and Dreman
                                           other equity securities of small U.S.       Value Management L.L.C. ("Dreman")
                                           companies.

   Travelers Quality Bond Portfolio        Seeks current income and total return       TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in investment-grade
                                           bonds and debt securities.

   U.S. Government Securities              Seeks current income, total return and      TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser:  AIM Capital
                                           companies that are likely to benefit        Management Inc.
                                           from new products, services or
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund         TIA
                                           normally invests in debt securities         Subadviser: Pioneer Investment
                                           and has the flexibility to invest in a      Management, Inc.
                                           broad range of issuers and segments of
                                           the debt securities market.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in U.S. and foreign        Subadviser: FMR
                                           equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and         ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service      Seeks long-term capital appreciation        FMR
     Class 2                               by investing in common stocks of
                                           companies whose value Fidelity
                                           Management & Research Co. believes is
                                           not fully recognized by the public.

   Dynamic Capital Appreciation            Seeks capital appreciation by               FMR
     Portfolio -- Service Class 2+         investing in common stocks of domestic
                                           and foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital by        FMR
                                           investing in common stocks of
                                           companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                        YEARS SINCE PURCHASE                 WITHDRAWAL
                            PAYMENT MADE                       CHARGE
            ------------------------------------------- ----------------------
            GREATER THAN OR EQUAL TO   BUT LESS THAN
            ------------------------- -----------------
                    0 years               1 year                 6%
                    1 year                2 years                5%
                    2 years               3 years                4%
                    3 years               4 years                3%
                   4+ years                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a)   any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o   under the Managed Distribution Program, or

       o if you elect Annuity Payments for a fixed period of at least five years.

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                  YEARS SINCE INITIAL PURCHASE             WITHDRAWAL
                          PAYMENT MADE                       CHARGE
          ------------------------------------------- ----------------------
          GREATER THAN OR EQUAL TO   BUT LESS THAN
          ------------------------- -----------------
                  0 years               1 year                 6%
                  1 year                2 years                5%
                  2 years               3 years                4%
                  3 years               4 years                3%
                 4+ years                                      0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

       o   the dollar amount you request to transfer;

       o   the number of transfers you made within the previous three months;

       o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

       o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

       o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

       o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

       o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these Programs). The Programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your Adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ANNUAL STEP-UP DEATH BENEFIT

(ONLY DEATH BENEFIT OPTION AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your Adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT
(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                           o  the Contract Value on the Death Report Date;
                                                           o  your adjusted Purchase Payment (see below)*;
                                                           o  the Step-Up Value, if any, as described below
                                                           o  the Roll-Up Death Benefit Value (as described below)
If the Annuitant dies on or after age 80, the
death benefit will be the greatest of:                     o  the Contract Value on the Death Report Date;
                                                           o  your adjusted Purchase Payment (see below) or*
                                                           o  the Step-Up Value, if any, as described below, or
                                                           o  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                              Purchase Payments and minus any partial surrender
                                                              reductions (as described below) that occur after
                                                              the Annuitant's 80th birthday.

--------------
 * If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR DEFERRED ANNUAL STEP-UP DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b)  is any Purchase Payment made during the previous Contract Year

       c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable Partial Surrender Reduction, the Partial Surrender Reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your Contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or if none, to the           continue the Contract rather than
                                      surviving joint owner.       receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint          Unless the spouse elects to             Yes
ANNUITANT)                            owner.                       continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT       The beneficiary (ies),       Unless the spouse elects to             Yes
THE ANNUITANT)                        or if none, to the           continue the Contract
                                      surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to
                                                                   continue the Contract and
                                                                   instruct the Company to pay the
                                                                   beneficiary.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

                                                                   But, if there is a Contingent
                                                                   Annuitant, then the Contingent
                                                                   Annuitant becomes the Annuitant
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid upon
                                                                   the death of the Contingent
                                                                   Annuitant or owner.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the Annuitant" above.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   Annuitant is
                                      Contract Owner.                                                      treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSEIS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

----------------------------------------------------------------------------------------------------------------------------
            NAME OF RIDER:              GMWB I                          GMWB II                        GMWB III

----------------------------------------------------------------------------------------------------------------------------
              ALSO CALLED:             Principal                       Principal                       Principal
                                       Guarantee                       Guarantee                    Guarantee Value

----------------------------------------------------------------------------------------------------------------------------
             AVAILABILITY:       Not available for purchase      Available on or after         Available on or after March
                                 on or after March 21, 2005,       March 21, 2005 if              21, 2005 if approved in
                                    unless GMWB II is not        approved in your state                 your state
                                   approved in your state
----------------------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I               GMWB II             GMWB III
                                                                --------------------  -------------------  ------------------
If you make your first withdrawal BEFORE the 3rd anniversary
   after you purchase GMWB:....................................      5% of RBB             5% of RBB           5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
   after you purchase GMWB:....................................     10% of RBB            10% of RBB           5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

       o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

       o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE              RBB                AWB (5%)          VALUE            RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X (1-
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=    88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
--------------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE              RBB                AWB (5%)          VALUE            RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                                                                             [100,000 -
                                  [100,000 - (100,000    [5,000 - (5,000 X                   (100,000 X           [5,000 X
                                   X 10,000/115,000)]    91,304/100,000)]                 10,000/85,000)]    (88,235/100,000)]
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
--------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

       o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

           o    a qualified retirement plan (Code Section 401),

           o    a tax-sheltered annuity (Code Section 403(b)),

           o    an individual retirement account (Code Sections 408(a)),

           o    an individual retirement annuity (Code Section 408(b)), or

           o    a qualified deferred compensation plan (Code Section 457).

           Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

       o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

       o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

       o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

       o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

           You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

       o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                          GMWB I                    GMWB II                  GMWB III
                                                  ------------------------   -----------------------  -----------------------
Current Annual Charge.............................         0.40%                     0.50%                    0.25%
Maximum Annual Charge After a Reset...............         1.00%                     1.00%                     N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


  ------------------------------------------------------------------------------------------------------------------------
                                        GMWB I                         GMWB II                        GMWB III
  ------------------------------------------------------------------------------------------------------------------------
  AWB                        5% of RBB if first withdrawal  5% of RBB if first withdrawal            5% of RBB
                                before 3rd anniversary          before 3rd anniversary
                            10% of RBB if first withdrawal       10% of RBB if first
                                 after 3rd anniversary           withdrawal after 3rd
                                                                     anniversary
  ------------------------------------------------------------------------------------------------------------------------
  ANNUAL CHARGE                          0.40%                          0.50%                          0.25%
  ------------------------------------------------------------------------------------------------------------------------
  RESET                                   Yes                            Yes                             No
  ------------------------------------------------------------------------------------------------------------------------
  CAN I CANCEL MY GMWB?                   No                      Yes, after the 5th             Yes, after the 5th
                                                             anniversary of GMWB purchase   anniversary of GMWB purchase
  ------------------------------------------------------------------------------------------------------------------------
  INVESTMENT RESTRICTIONS                 No                             Yes                            Yes
  ------------------------------------------------------------------------------------------------------------------------
  WAIVER OF RECALCULATION                 No                             Yes                            Yes
  OF AWB FOR DISTRIBUTIONS
  FROM TAX-QUALIFIED PLANS
  ------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

       o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

       o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                    -----------------------------------------------------------------------------------------------------
                                 INCREASING CONTRACT VALUE                        DECLINING CONTRACT VALUE
                    -----------------------------------------------------------------------------------------------------
                                           BASE                                              BASE
                                       CALCULATION                                       CALCULATION
                     CONTRACT VALUE       AMOUNT       BENEFIT BASE    CONTRACT VALUE       AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                    $100,000         $100,000     Not Applicable      $100,000         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE           $115,000         $100,000        $100,000         $85,000          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                             $0(1)                          $15,000(2)
-------------------------------------------------------------------------------------------------------------------------

 (1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

 (2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                    -----------------------------------------------------------------------------------------------------
                       ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                    -----------------------------------------------------------------------------------------------------
                                                          BASE                                                BASE
                                         PURCHASE      CALCULATION                         PURCHASE        CALCULATION
                     CONTRACT VALUE      PAYMENT         AMOUNT       CONTRACT VALUE       PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                    $100,000         $100,000        $100,000         $100,000         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT        $120,000      Not Applicable     $100,000         $120,000      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT        $130,000         $10,000         $110,000         $130,000         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                            ----------------------------------------------------------------------------------------------
                                                          ASSUMING INCREASING CONTRACT VALUE
--------------------------------------------------------------------------------------------------------------------------
                             CONTRACT     BASE CALCULATION   PARTIAL WITHDRAWAL   PARTIAL SURRENDER    REDUCTION TO BASE
                              VALUE            AMOUNT              AMOUNT             REDUCTION       CALCULATION AMOUNT
--------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE               $100,000         $100,000         Not Applicable       Not Applicable      Not Applicable
--------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL           $115,000         $100,000         Not Applicable       Not Applicable      Not Applicable
--------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                   $105,000         $90,000              $10,000              $8,696              $10,000
--------------------------------------------------------------------------------------------------------------------------
                                                           ASSUMING DECLINING CONTRACT VALUE
                            ----------------------------------------------------------------------------------------------
                             CONTRACT     BASE CALCULATION   PARTIAL WITHDRAWAL   PARTIAL SURRENDER    REDUCTION TO BASE
                              VALUE            AMOUNT              AMOUNT             REDUCTION       CALCULATION AMOUNT
--------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE               $100,000         $100,000         Not Applicable       Not Applicable      Not Applicable
--------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $85,000         $100,000         Not Applicable       Not Applicable      Not Applicable
--------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $75,000         $88,235              $10,000             $11,765              $11,765
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contact Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

       o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

       o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

       o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

       o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                                                                                                      CLASS B SUBACCOUNTS/
                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                            UNDERLYING FUNDS
----------------------------------------------------------------------------------------  ------------------------------------------
Capital Appreciation Fund                    PUTNAM VARIABLE TRUST                        High Yield Bond Trust
Managed Assets Trust                            Putnam VT Small Cap Value Fund --            Money Market Portfolio
AMERICAN FUNDS INSURANCE SERIES                    Class IB Shares                        PIMCO VARIABLE INSURANCE TRUST
   Global Growth Fund -- Class 2 Shares      SALOMON BROTHERS VARIABLE SERIES FUNDS INC.     Real Return Portfolio --
   Growth Fund -- Class 2 Shares                All Cap Fund -- Class I                         Administrative Class
   Growth-Income Fund -- Class 2 Shares         Investors Fund -- Class I                    Total Return Portfolio --
DELAWARE VIP TRUST                              Large Cap Growth Fund -- Class I                Administrative Class
   Delaware VIP REIT Series -- Standard         Small Cap Growth Fund -- Class I          THE TRAVELERS SERIES TRUST
      Class                                  THE TRAVELERS SERIES TRUST                      Federated High Yield Portfolio
DREYFUS VARIABLE INVESTMENT FUND                Convertible Securities Portfolio             Travelers Quality Bond Portfolio
   Dreyfus Variable Investment Fund --          Disciplined Mid Cap Stock Portfolio          U.S. Government Securities Portfolio
      Appreciation Portfolio -- Initial         Equity Income Portfolio                   TRAVELERS SERIES FUND INC.
      Shares                                    Large Cap Portfolio                          Pioneer Strategic Income Portfolio
   Dreyfus Variable Investment Fund --          Managed Allocation Series: Aggressive        SB Adjustable Rate Income Portfolio
      Developing Leaders Portfolio --               Portfolio                                   Smith Barney Class
      Initial Shares                            Managed Allocation Series: Conservative
FRANKLIN TEMPLETON VARIABLE INSURANCE              Portfolio
   PRODUCTS TRUST                               Managed Allocation Series: Moderate
   Mutual Shares Securities Fund -- Class           Portfolio
      2 Shares                                  Managed Allocation Series: Moderate-
   Templeton Developing Markets                    Aggressive Portfolio
      Securities Fund -- Class 2 Shares         Managed Allocation Series: Moderate-
   Templeton Foreign Securities Fund --             Conservative Portfolio
      Class 2 Shares                            Mercury Large Cap Core Portfolio
   Templeton Growth Securities Fund --           MFS Mid Cap Growth Portfolio
      Class 2 Shares                            MFS Value Portfolio
GREENWICH STREET SERIES FUND                    Mondrian International Stock Portfolio
   Equity Index Portfolio -- Class II Shares    Pioneer Fund Portfolio
   Salomon Brothers Variable Aggressive         Pioneer Mid Cap Value Portfolio
      Growth Fund -- Class I Shares             Social Awareness Stock Portfolio
   Salomon Brothers Variable Growth &           Style Focus Series: Small Cap Growth
      Income Fund -- Class I Shares                 Portfolio
JANUS ASPEN SERIES                              Style Focus Series: Small Cap Value
   Global Technology Portfolio -- Service           Portfolio
      Shares                                 TRAVELERS SERIES FUND INC.
LAZARD RETIREMENT SERIES, INC.                  AIM Capital Appreciation Portfolio
   Lazard Retirement Small Cap Portfolio        MFS Total Return Portfolio
LORD ABBETT SERIES FUND, INC.                   Strategic Equity Portfolio
   Growth and Income Portfolio               VAN KAMPEN LIFE INVESTMENT TRUST
   Mid-Cap Value Portfolio                      Comstock Portfolio Class II Shares
FAM ADVISORS VARIABLE SERIES FUNDS, INC.     VARIABLE INSURANCE PRODUCTS FUND
   Mercury Global Allocation V.I. Fund --       Contrafund(R) Portfolio -- Service Class 2
      Class III                                 Mid Cap Portfolio -- Service Class 2
   Mercury Value Opportunities V.I. Fund
   -- Class III
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --
      Service Shares

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

     o   The Travelers Insurance Company ("TIC")

     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

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

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include

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

providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), CitiStreet Equities LLC, Linsco/Private Ledger Corp., Merrill Lynch, Pierce, Fenner & Smith, Incorporated, Piper Jaffray & Co. and Tower Square Securities, Inc.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

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CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

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                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Capital Appreciation Fund (3/02).........................   2004        0.954           1.121                  20,151
                                                               2003        0.777           0.954                  14,371

   High Yield Bond Trust (5/04).............................   2004        1.000           1.067                   7,175

   Managed Assets Trust (5/04)..............................   2004        1.000           1.076                  14,156

   Money Market Portfolio (3/02)............................   2004        0.987           0.980                  20,771
                                                               2003        0.997           0.987                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2004        0.729           0.776                   2,370
                                                               2003        0.601           0.729                   2,374

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2004        0.995           1.110                  86,407
                                                               2003        0.749           0.995                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2004        0.869           0.961                 142,633
                                                               2003        0.647           0.869                     939

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2004        0.999           1.084                 471,293
                                                               2003        0.768           0.999                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2004        1.257           1.623                  59,655
                                                               2003        0.954           1.257                  21,110

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (3/02).......................   2004        0.974           1.066                  43,035
                                                               2003        0.753           0.974                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (3/02).......................   2004        0.953           0.983                  47,720
                                                               2003        0.800           0.953                   9,791

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.036           1.147                  60,112
                                                               2003        0.843           1.036                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.444           1.770                  12,110
                                                               2003        1.000           1.444                   1,599

   Templeton Foreign Securities Fund -- Class 2 Shares (2/00)  2004        0.929           1.082                      --
                                                               2003        0.715           0.929                      --
                                                               2002        0.894           0.715                      --
                                                               2001        1.000           0.894                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2004        1.026           1.169                  71,930
                                                               2003        0.790           1.026                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2004        0.873           0.946                 169,018
                                                               2003        0.695           0.873                  46,366

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2004        1.041           1.116                  79,033
                                                               2003        0.756           1.041                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (5/02)............................................   2004        1.021           1.087                   6,486
                                                               2003        0.798           1.021                   1,109

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2004        1.020           1.085                      --
                                                               2003        0.913           1.020                      --

   Global Life Sciences Portfolio -- Service Shares (3/02)..   2004        0.911           1.023                      --
                                                               2003        0.735           0.911                      --

   Global Technology Portfolio -- Service Shares (3/02).....   2004        0.898           0.888                      --
                                                               2003        0.624           0.898                      --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2004        0.899           0.924                  26,988
                                                               2003        0.740           0.899                  15,086

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.333           1.505                  32,700
                                                               2003        1.000           1.333                   4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.242           1.374                  31,692
                                                               2003        1.000           1.242                   5,319

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.257           1.532                  49,838
                                                               2003        1.000           1.257                   5,215

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2004        1.000           1.071                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.045           1.119                 230,481
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.151           1.187                  69,698
                                                               2003        1.115           1.151                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.916           1.046                      --
                                                               2003        0.725           0.916                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.215           1.507                   8,394
                                                               2003        0.826           1.215                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2004        0.946           1.006                  69,554
                                                               2003        0.692           0.946                     867

   Investors Fund -- Class I (1/01).........................   2004        0.914           0.991                  11,028
                                                               2003        0.703           0.914                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2004        1.134           1.120                  43,196
                                                               2003        0.799           1.134                  19,756

   Small Cap Growth Fund -- Class I (3/00)..................   2004        0.875           0.990                  19,847
                                                               2003        0.598           0.875                   3,414

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2004        1.162           1.214                 304,688
                                                               2003        0.937           1.162                     960

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2004        1.043           1.194                  10,427
                                                               2003        0.794           1.043                      --

   Equity Income Portfolio (10/00)..........................   2004        1.021           1.102                 217,227
                                                               2003        0.792           1.021                   1,123

   Federated High Yield Portfolio (3/02)....................   2004        1.193           1.294                  63,731
                                                               2003        0.992           1.193                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Federated Stock Portfolio (3/02).........................   2004        0.982           1.066                 135,468
                                                               2003        0.783           0.982                      --

   Large Cap Portfolio (6/00)...............................   2004        0.818           0.856                  24,729
                                                               2003        0.668           0.818                  24,729

   Lazard International Stock Portfolio (3/02)..............   2004        1.066           1.212                      --
                                                               2003        0.843           1.066                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2004        0.756           0.861                   4,740
                                                               2003        0.635           0.756                      --

   MFS Emerging Growth Portfolio (2/00).....................   2004        0.685           0.759                  14,735
                                                               2003        0.540           0.685                   4,808

   MFS Mid Cap Growth Portfolio (3/02)......................   2004        0.740           0.829                  18,766
                                                               2003        0.549           0.740                   1,104

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.120                  29,551

   Pioneer Fund Portfolio (5/03)............................   2004        1.214           1.326                  17,677
                                                               2003        1.000           1.214                      --

   Social Awareness Stock Portfolio (5/04)..................   2004        1.000           1.081                   3,000

   Travelers Quality Bond Portfolio (3/02)..................   2004        1.110           1.127                 213,616
                                                               2003        1.056           1.110                      --

   U.S. Government Securities Portfolio (5/04)..............   2004        1.000           1.050                   2,000

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        0.838           0.877                  12,441
                                                               2003        0.660           0.838                      --

   MFS Total Return Portfolio (7/00)........................   2004        1.038           1.137                 366,021
                                                               2003        0.906           1.038                   4,840

   Pioneer Strategic Income Portfolio (5/04)................   2004        1.000           1.093                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.998           0.992                  12,693
                                                               2003        1.000           0.998                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Strategic Equity Portfolio (6/00)........................   2004        0.722           0.782                  19,856
                                                               2003        0.554           0.722                   1,584

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2004        0.985           1.136                  37,765
                                                               2003        0.766           0.985                      --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2004        0.894           0.912                      --
                                                               2003        0.724           0.894                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2004        1.093           1.237                  64,992
                                                               2003        0.867           1.093                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)...........................................   2004        1.061           1.055                      --
                                                               2003        0.864           1.061                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2004        1.161           1.422                 102,705
                                                               2003        0.855           1.161                     710

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Capital Appreciation Fund (3/02).........................   2004        1.000           1.167                      --

   High Yield Bond Trust (5/04).............................   2004        1.000           1.073                      --

   Managed Assets Trust (5/04)..............................   2004        1.000           1.069                      --

   Money Market Portfolio (3/02)............................   2004        1.000           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2004        1.000           1.056                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2004        1.000           1.111                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2004        1.000           1.083                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2004        1.000           1.063                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2004        1.000           1.285                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (3/02).......................   2004        1.000           1.091                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (3/02).......................   2004        1.000           1.020                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.000           1.098                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.000           1.259                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (2/00)  2004        1.000           1.154                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2004        1.000           1.117                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2004        1.000           1.067                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2004        1.000           1.052                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (5/02)............................................   2004        1.000           1.063                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2004        1.000           1.066                      --

   Global Life Sciences Portfolio -- Service Shares (3/02)..   2004        1.000           1.036                      --

   Global Technology Portfolio -- Service Shares (3/02).....   2004        1.000           1.050                      --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2004        1.000           1.085                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.000           1.123                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.000           1.097                      --

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.000           1.158                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.000           1.114                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.000           1.117                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2004        1.000           1.060                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.000           1.065                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        1.000           1.157                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.000           1.190                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2004        1.000           1.055                      --

   Investors Fund -- Class I (1/01).........................   2004        1.000           1.077                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2004        1.000           0.988                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2004        1.000           1.163                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2004        1.000           1.040                      --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2004        1.000           1.116                      --

   Equity Income Portfolio (10/00)..........................   2004        1.000           1.100                      --

   Federated High Yield Portfolio (3/02)....................   2004        1.000           1.076                      --

   Federated Stock Portfolio (3/02).........................   2004        1.000           1.077                      --

   Large Cap Portfolio (6/00)...............................   2004        1.000           1.046                      --

   Lazard International Stock Portfolio (3/02)..............   2004        1.000           1.143                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2004        1.000           1.122                      --

   MFS Emerging Growth Portfolio (2/00).....................   2004        1.000           1.079                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2004        1.000           1.071                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.124                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Pioneer Fund Portfolio (5/03)............................   2004        1.000           1.091                      --

   Social Awareness Stock Portfolio (5/04)..................   2004        1.000           1.073                      --

   Travelers Quality Bond Portfolio (3/02)..................   2004        1.000           1.029                      --

   U.S. Government Securities Portfolio (5/04)..............   2004        1.000           1.070                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        1.000           1.052                      --

   MFS Total Return Portfolio (7/00)........................   2004        1.000           1.093                      --

   Pioneer Strategic Income Portfolio (5/04)................   2004        1.000           1.101                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        1.000           0.996                      --

   Strategic Equity Portfolio (6/00)........................   2004        1.000           1.095                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2004        1.000           1.129                      --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2004        1.000           1.035                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2004        1.000           1.105                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)...........................................   2004        1.000           1.038                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2004        1.000           1.224                      --

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no longer available to new Contract Owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Capital Appreciation Fund (6/02).........................   2004        0.954           1.121                  46,565
                                                               2003        0.777           0.954                      --

   High Yield Bond Trust (5/04).............................   2004        0.989           1.067                   6,226

   Managed Assets Trust (9/04)..............................   2004        1.015           1.076                      --

   Money Market Portfolio (5/02)............................   2004        0.987           0.980                  33,673
                                                               2003        0.997           0.987                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        0.729           0.776                      --
                                                               2003        0.601           0.729                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        0.995           1.110                 193,859
                                                               2003        0.749           0.995                  44,490

   Growth Fund -- Class 2 Shares (11/99)....................   2004        0.869           0.961                 573,303
                                                               2003        0.647           0.869                 282,266

   Growth-Income Fund -- Class 2 Shares (11/99).............   2004        0.999           1.084                 592,766
                                                               2003        0.768           0.999                 346,058

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2004        1.257           1.623                  24,865
                                                               2003        0.954           1.257                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/02).......................   2004        0.974           1.066                 140,472
                                                               2003        0.753           0.974                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/02).......................   2004        0.953           0.983                  25,669
                                                               2003        0.800           0.953                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.036           1.147                  51,019
                                                               2003        0.843           1.036                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.444           1.770                   2,155
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2004        0.929           1.082                  77,269
                                                               2003        0.715           0.929                  77,269
                                                               2002        0.894           0.715                  77,269
                                                               2001        1.000           0.894                 142,176

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2004        1.026           1.169                 179,247
                                                               2003        0.790           1.026                  34,635

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2004        0.873           0.946                  70,424
                                                               2003        0.695           0.873                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (10/02)...................................   2004        1.041           1.116                  33,080
                                                               2003        0.756           1.041                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (9/02)............................................   2004        1.021           1.087                      --
                                                               2003        0.798           1.021                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2004        1.020           1.085                   2,464
                                                               2003        0.913           1.020                      --

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2004        0.911           1.023                      --
                                                               2003        0.735           0.911                      --

   Global Technology Portfolio -- Service Shares (8/02).....   2004        0.898           0.888                      --
                                                               2003        0.624           0.898                      --

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2004        0.899           0.924                      --
                                                               2003        0.740           0.899                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.333           1.505                   4,699
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.242           1.374                  19,918
                                                               2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.257           1.532                  57,869
                                                               2003        1.000           1.257                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.074           1.205                     692
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.067           1.203                   5,851
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (9/04).   2004        0.987           1.071                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.045           1.119                  53,989
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.151           1.187                 473,378
                                                               2003        1.115           1.151                 311,064

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.916           1.046                 140,081
                                                               2003        0.725           0.916                  97,804

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.215           1.507                  50,198
                                                               2003        0.826           1.215                  16,949

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2004        0.946           1.006                 173,299
                                                               2003        0.692           0.946                  96,506

   Investors Fund -- Class I (11/99)........................   2004        0.914           0.991                 249,886
                                                               2003        0.703           0.914                 178,682

   Large Cap Growth Fund -- Class I (9/02)..................   2004        1.134           1.120                  30,151
                                                               2003        0.799           1.134                      --

   Small Cap Growth Fund -- Class I (11/99).................   2004        0.875           0.990                 117,830
                                                               2003        0.598           0.875                  84,031

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)..................   2004        1.162           1.214                 201,884
                                                               2003        0.937           1.162                      --

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2004        1.043           1.194                 138,810
                                                               2003        0.794           1.043                      --

   Equity Income Portfolio (11/99)..........................   2004        1.021           1.102                 130,364
                                                               2003        0.792           1.021                  30,906

   Federated High Yield Portfolio (8/02)....................   2004        1.193           1.294                  28,155
                                                               2003        0.992           1.193                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Federated Stock Portfolio (9/02).........................   2004        0.982           1.066                   1,306
                                                               2003        0.783           0.982                      --

   Large Cap Portfolio (11/99)..............................   2004        0.818           0.856                  66,923
                                                               2003        0.668           0.818                   4,899

   Lazard International Stock Portfolio (8/02)..............   2004        1.066           1.212                  37,016
                                                               2003        0.843           1.066                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2004        0.756           0.861                   1,294
                                                               2003        0.635           0.756                      --

   MFS Emerging Growth Portfolio (11/99)....................   2004        0.685           0.759                      --
                                                               2003        0.540           0.685                      --

   MFS Mid Cap Growth Portfolio (6/02)......................   2004        0.740           0.829                  58,073
                                                               2003        0.549           0.740                      --

   MFS Value Portfolio (5/04)...............................   2004        0.972           1.120                  21,044

   Pioneer Fund Portfolio (5/03)............................   2004        1.214           1.326                  16,831
                                                               2003        1.000           1.214                      --

   Travelers Quality Bond Portfolio (6/02)..................   2004        1.110           1.127                 243,251
                                                               2003        1.056           1.110                  56,643

   U.S. Government Securities Portfolio (5/04)..............   2004        0.984           1.050                   4,241

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2004        0.838           0.877                   7,395
                                                               2003        0.660           0.838                   7,409

   MFS Total Return Portfolio (11/99).......................   2004        1.038           1.137                 406,698
                                                               2003        0.906           1.038                  30,718

   Pioneer Strategic Income Portfolio (5/04)................   2004        0.983           1.093                   2,053

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        0.998           0.992                 139,310
                                                               2003        1.000           0.998                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Strategic Equity Portfolio (11/99).......................   2004        0.722           0.782                  51,790
                                                               2003        0.554           0.722                  51,790

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2004        0.985           1.136                  29,215
                                                               2003        0.766           0.985                      --

   Enterprise Portfolio -- Class II Shares (7/02)...........   2004        0.894           0.912                      --
                                                               2003        0.724           0.894                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2004        1.093           1.237                 120,389
                                                               2003        0.867           1.093                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)...........................................   2004        1.061           1.055                      --
                                                               2003        0.864           1.061                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2004        1.161           1.422                  80,189
                                                               2003        0.855           1.161                  29,607

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Capital Appreciation Fund (6/02).........................   2004        1.000           1.167                      --

   High Yield Bond Trust (5/04).............................   2004        1.000           1.073                      --

   Managed Assets Trust (9/04)..............................   2004        1.012           1.069                      --

   Money Market Portfolio (5/02)............................   2004        1.000           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2004        1.000           1.056                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2004        1.000           1.111                      --

   Growth Fund -- Class 2 Shares (11/99)....................   2004        1.000           1.083                      --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2004        1.000           1.063                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2004        1.000           1.285                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (6/02).......................   2004        1.000           1.091                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/02).......................   2004        1.000           1.020                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.000           1.098                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2004        1.000           1.259                      --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2004        1.000           1.154                      --

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2004        1.000           1.117                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2004        1.000           1.067                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (10/02)...................................   2004        1.000           1.052                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (9/02)............................................   2004        1.000           1.063                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2004        1.000           1.066                      --

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2004        1.000           1.036                      --

   Global Technology Portfolio -- Service Shares (8/02).....   2004        1.000           1.050                      --

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2004        1.000           1.085                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.000           1.123                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.000           1.097                      --

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.000           1.158                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2004        1.000           1.114                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2004        1.000           1.117                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (9/04).   2004        0.980           1.060                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2004        1.000           1.065                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        1.000           1.157                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.000           1.190                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2004        1.000           1.055                      --

   Investors Fund -- Class I (11/99)........................   2004        1.000           1.077                      --

   Large Cap Growth Fund -- Class I (9/02)..................   2004        1.000           0.988                      --

   Small Cap Growth Fund -- Class I (11/99).................   2004        1.000           1.163                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)..................   2004        1.000           1.040                      --

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2004        1.000           1.116                      --

   Equity Income Portfolio (11/99)..........................   2004        1.000           1.100                      --

   Federated High Yield Portfolio (8/02)....................   2004        1.000           1.076                      --

   Federated Stock Portfolio (9/02).........................   2004        1.000           1.077                      --

   Large Cap Portfolio (11/99)..............................   2004        1.000           1.046                      --

   Lazard International Stock Portfolio (8/02)..............   2004        1.000           1.143                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2004        1.000           1.122                      --

   MFS Emerging Growth Portfolio (11/99)....................   2004        1.000           1.079                      --

   MFS Mid Cap Growth Portfolio (6/02)......................   2004        1.000           1.071                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.124                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Pioneer Fund Portfolio (5/03)............................   2004        1.000           1.091                      --

   Travelers Quality Bond Portfolio (6/02)..................   2004        1.000           1.029                      --

   U.S. Government Securities Portfolio (5/04)..............   2004        1.000           1.070                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2004        1.000           1.052                      --

   MFS Total Return Portfolio (11/99).......................   2004        1.000           1.093                      --

   Pioneer Strategic Income Portfolio (5/04)................   2004        1.000           1.101                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        1.000           0.996                      --

   Strategic Equity Portfolio (11/99).......................   2004        1.000           1.095                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2004        1.000           1.129                      --

   Enterprise Portfolio -- Class II Shares (7/02)...........   2004        1.000           1.035                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2004        1.000           1.105                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)...........................................   2004        1.000           1.038                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2004        1.000           1.224                      --


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no longer available to new Contract Owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


                         The Insurance Company
                         Principal Underwriter
                         Distribution and Principal Underwriting Agreement Valuation of Assets
                         Federal Tax Considerations
                         Independent Auditors
                         Condensed Financial Information
                         Financial Statements



--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
            -----------------------------------------------
Address:
            -----------------------------------------------

            -----------------------------------------------

L-19988                                                              May 2, 2005

         TRAVELERS LIFE & ANNUITY VINTAGE L VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY VINTAGE L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                            THE TRAVELERS SERIES TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                    Equity Income Portfolio
   AllianceBernstein Growth and Income Portfolio -- Class B(1)          Large Cap Portfolio
AMERICAN FUNDS INSURANCE SERIES                                         Managed Allocation Series: Aggressive Portfolio
   Global Growth Fund -- Class 2 Shares                                 Managed Allocation Series: Conservative Portfolio
   Growth Fund -- Class 2 Shares                                        Managed Allocation Series: Moderate Portfolio
   Growth-Income Fund -- Class 2 Shares                                 Managed Allocation Series: Moderate-Aggressive Portfolio
DELAWARE VIP TRUST                                                      Managed Allocation Series: Moderate-Conservative Portfolio
   Delaware VIP REIT Series -- Standard Class                           Mercury Large Cap Core Portfolio(5)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                    MFS Mid Cap Growth Portfolio
   Franklin Income Securities Fund -- Class II Shares                   MFS Value Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                      Mondrian International Stock Portfolio(6)
   Templeton Developing Markets Securities Fund -- Class 2 Shares       Pioneer Fund Portfolio(7)
   Templeton Foreign Securities Fund -- Class 2 Shares                  Pioneer Mid Cap Value Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                   Style Focus Series: Small Cap Growth Portfolio
GREENWICH STREET SERIES FUND                                            Style Focus Series: Small Cap Value Portfolio
   Appreciation Portfolio                                            TRAVELERS SERIES FUND INC.
   Equity Index Portfolio -- Class II Shares                            AIM Capital Appreciation Portfolio
   Fundamental Value Portfolio                                          MFS Total Return Portfolio
JANUS ASPEN SERIES                                                      Pioneer Strategic Income Portfolio(8)
   Mid Cap Growth Portfolio -- Service Shares(2)                        SB Adjustable Rate Income Portfolio Smith Barney Class
LAZARD RETIREMENT SERIES, INC.                                          Smith Barney Aggressive Growth Portfolio
   Lazard Retirement Small Cap Portfolio                                Smith Barney High Income Portfolio
LORD ABBETT SERIES FUND, INC.                                           Smith Barney Large Capitalization Growth Portfolio
   Growth and Income Portfolio                                          Smith Barney Mid Cap Core Portfolio
   Mid-Cap Value Portfolio                                              Smith Barney Money Market Portfolio
FAM ADVISORS VARIABLE SERIES FUNDS, INC.                                Strategic Equity Portfolio(9)
   Mercury Global Allocation V.I. Fund -- Class III(3)                  Travelers Managed Income Portfolio
   Mercury Value Opportunities V.I. Fund -- Class III(4)                Van Kampen Enterprise Portfolio
PIMCO VARIABLE INSURANCE TRUST                                       VARIABLE ANNUITY PORTFOLIOS
   Real Return Portfolio -- Administrative Class                        Smith Barney Small Cap Growth Opportunities Portfolio
   Total Return Portfolio -- Administrative Class                    VARIABLE INSURANCE PRODUCTS FUND
PUTNAM VARIABLE TRUST                                                   Contrafund(R) Portfolio -- Service Class
   Putnam VT Small Cap Value Fund -- Class IB Shares                    Mid Cap Portfolio -- Service Class 2
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Investors Fund -- Class I
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio -- All Cap Growth and Value
   Multiple Discipline Portfolio -- Balanced All Cap Growth
     and Value
   Multiple Discipline Portfolio -- Global All Cap Growth
     and Value
   Multiple Discipline Portfolio -- Large Cap Growth and Value
--------------

(1)      Formerly Growth and Income Portfolio -- Class B             (6)    Formerly Lazard International Stock Portfolio
(2)      Formerly Aggressive Growth Portfolio -- Service Shares      (7)    Formerly Utilities Portfolio
(3)      Formerly Merrill Lynch Global Allocation V.I. Fund --       (8)    Formerly Putnam Diversified Income Portfolio
         Class III                                                   (9)    Formerly Alliance Growth Portfolio
(4)      Formerly Merrill Lynch Value Opportunities V.I. Fund --
         Class III
(5)      Formerly MFS Research Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary................................................     3     The Annuity Period.......................................    50
Summary.................................................     4        Maturity Date.........................................    50
Fee Table...............................................     8        Allocation of Annuity.................................    50
Condensed Financial Information.........................    16        Variable Annuity......................................    51
The Annuity Contract....................................    16        Fixed Annuity.........................................    51
   Contract Owner Inquiries.............................    17     Payment Options..........................................    51
   Purchase Payments....................................    17        Election of Options...................................    51
   Accumulation Units...................................    17        Annuity Options.......................................    52
   The Variable Funding Options.........................    18        Variable Liquidity Benefit............................    52
The Fixed Account.......................................    24     Miscellaneous Contract Provisions........................    53
Charges and Deductions..................................    24        Right to Return.......................................    53
   General..............................................    24        Termination...........................................    53
   Withdrawal Charge....................................    25        Required Reports......................................    53
   Free Withdrawal Allowance............................    26        Suspension of Payments................................    53
   Transfer Charge......................................    26     The Separate Accounts....................................    53
   Administrative Charges...............................    26        Performance Information...............................    54
   Mortality and Expense Risk Charge....................    26     Federal Tax Considerations...............................    54
   Guaranteed Minimum Withdrawal Benefit                              General Taxation of Annuities.........................    55
    Charge..............................................    27        Types of Contracts: Qualified and Non-qualified.......    55
   Guaranteed Minimum Accumulation Benefit                            Qualified Annuity Contracts...........................    55
    Charge..............................................    27          Taxation of Qualified Annuity Contracts.............    55
   Enhanced Stepped-Up Provision Charge.................    27          Mandatory Distributions for Qualified Plans.........    55
   Variable Liquidity Benefit Charge....................    27        Non-qualified Annuity Contracts.......................    56
   Variable Funding Option Expenses.....................    27          Diversification Requirements for
   Premium Tax..........................................    27            Variable Annuities................................    56
   Changes in Taxes Based upon Premium                                  Ownership of the Investments........................    57
     or Value...........................................    27          Taxation of Death Benefit Proceeds..................    57
Transfers...............................................    28        Other Tax Considerations..............................    57
   Dollar Cost Averaging................................    29          Treatment of Charges for Optional Benefits..........    57
Access to Your Money....................................    30          Penalty Tax for Premature Distribution..............    57
   Systematic Withdrawals...............................    30          Puerto Rico Tax Considerations......................    57
Ownership Provisions....................................    31          Non-Resident Aliens.................................    58
   Types of Ownership...................................    31     Other Information........................................    58
     Contract Owner.....................................    31        The Insurance Companies...............................    58
     Beneficiary........................................    31          The Travelers Insurance Company.....................    58
     Annuitant..........................................    31          The Travelers Life and Annuity Company..............    58
Death Benefit...........................................    32        Financial Statements..................................    58
   Death Proceeds before the Maturity Date..............    32        Distribution of Variable Annuity Contracts............    59
   Enhanced Stepped-Up Provision........................    34        Voting Rights.........................................    60
   Payment of Proceeds..................................    34        Restrictions on Financial Transactions................    61
   Spousal Contract Continuance.........................    36        Legal Proceedings and Opinions........................    61
   Beneficiary Contract Continuance.....................    36     Appendix A: Condensed Financial Information
   Planned Death Benefit................................    37        for Travelers Insurance Company: Separate
   Death Proceeds after the Maturity Date...............    37        Account Nine..........................................   A-1
 Living Benefits........................................    37     Appendix B: Condensed Financial Information
   Guaranteed Minimum Withdrawal Benefit................    37        for Travelers Life and Annuity Company:
   Guaranteed Minimum Accumulation Benefit..............    43        Separate Account Ten..................................   B-1
                                                                   Appendix C: The Fixed Account............................   C-1
                                                                   Appendix D: Contents of the Statement of
                                                                      Additional Information................................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
               TRAVELERS LIFE & ANNUITY VINTAGE L VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants age 75 or under as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%for the Annual Step-Up Benefit or 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

        o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

        o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

        o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

        o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

        o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

        o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

        o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.........................................6%(1)
       (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

       TRANSFER CHARGE............................................$10(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

       VARIABLE LIQUIDITY BENEFIT CHARGE..........................6%(3)
       (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE......................$30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT          WITHDRAWAL CHARGE
     ----------------------------------------------   --------------------
      GREATER THAN OR EQUAL TO      BUT LESS THAN
              0 years                   1 year                 6%
               1 year                  2 years                 5%
              2 years                  3 years                 4%
              3 years                  4 years                 3%
              4 +years                                         0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT          WITHDRAWAL CHARGE
     ----------------------------------------------   --------------------
      GREATER THAN OR EQUAL TO      BUT LESS THAN
              0 years                   1 year                 6%
               1 year                  2 years                 5%
              2 years                  3 years                 4%
              3 years                  4 years                 3%
             4 + years                                         0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                 ANNUAL STEP-UP              ROLL-UP
                                                                 DEATH  BENEFIT           DEATH BENEFIT
                                                            ------------------------  ---------------------
Mortality and Expense Risk Charge........................           1.70%                     1.90%
Administrative Expense Charge............................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED........................................           1.85%                     2.05%
Optional E.S.P. Charge...................................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED.................................................           2.00%                     2.20%
Optional GMAB Charge.....................................           0.50%                     0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED.................................................           2.35%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(5).........................................           2.50%                     2.70%
Optional GMWB I Charge...................................           0.40%(6)                  0.40%(6)
Optional GMWB II Charge..................................           0.50%(6)                  0.50%(6)
Optional GMWB III Charge.................................           0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED.................................................           2.25%                     2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED.................................................           2.35%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED.................................................           2.10%                     2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED..........................................           2.40%                     2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED.........................................           2.50%                     2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED........................................           2.25%                     2.45%

----------
(5)  GMAB and GMWB cannot both be elected.

(6)  The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                             MINIMUM    MAXIMUM
                                                            ---------  ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.).....   0.41%      1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                             DISTRIBUTION
                                                                AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                               SERVICE                 TOTAL ANNUAL        WAIVER         ANNUAL
                                                MANAGEMENT     (12b-1)        OTHER     OPERATING      AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                    FEE          FEES       EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
------------------                             ------------ -------------- ---------- -------------- ----------------- -------------
Capital Appreciation Fund .....................     0.70%          --         0.08%        0.78%              --          --(1),(32)
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC
   AllianceBernstein Growth and Income
     Portfolio -- Class B* ....................     0.55%        0.25%        0.03%        0.83%              --       0.83%(2)
   AllianceBernstein Large Cap Growth
     Portfolio -- Class B*+ ...................     0.75%        0.25%        0.05%        1.05%              --       1.05%(2)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares* ......     0.61%        0.25%        0.04%        0.90%              --          --(32)
   Growth Fund -- Class 2 Shares* .............     0.35%        0.25%        0.01%        0.61%              --       0.61%
   Growth-Income Fund -- Class 2 Shares* ......     0.29%        0.25%        0.02%        0.56%              --          --(32)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class ...........................     0.74%          --         0.10%        0.84%              --       0.84%(3)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income Securities Fund --
     Class II Shares* .........................     0.47%        0.25%        0.02%        0.74%              --       0.74%(7)
   Franklin Small-Mid Cap Growth Securities
     Fund -- Class 2 Shares*+ .................     0.48%        0.25%        0.29%        1.02%            0.03%      0.99%(4)
   Mutual Shares Securities Fund --
     Class 2 Shares* ..........................     0.60%        0.25%        0.15%        1.00%              --       1.00%(5)
   Templeton Developing Markets Securities
     Fund -- Class 2 Shares* ..................     1.25%        0.25%        0.29%        1.79%              --       1.79%
   Templeton Foreign Securities Fund --
     Class 2 Shares* ..........................     0.68%        0.25%        0.19%        1.12%            0.05%      1.07%(6)
   Templeton Growth Securities Fund --
     Class 2 Shares* ..........................     0.79%        0.25%        0.07%        1.11%              --       1.11%(7)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio .....................     0.73%          --         0.02%        0.75%              --       0.75%(8)
   Diversified Strategic Income Portfolio+ ....     0.65%          --         0.11%        0.76%              --       0.76%
   Equity Index Portfolio --
     Class II Shares* .........................     0.31%        0.25%        0.03%        0.59%              --       0.59%
   Fundamental Value Portfolio ................     0.75%          --         0.02%        0.77%              --       0.77%(9)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares* ..........................     0.64%        0.25%        0.01%        0.90%              --       0.90%
LAZARD RETIREMENT SERIES, INC
   Lazard Retirement Small Cap Portfolio* .....     0.75%        0.25%        0.37%        1.37%              --       1.37%(10)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio ................     0.50%          --         0.39%        0.89%              --       0.89%
   Mid-Cap Value Portfolio ....................     0.75%          --         0.42%        1.17%              --       1.17%

                                                            DISTRIBUTION
                                                               AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                              SERVICE                 TOTAL ANNUAL        WAIVER         ANNUAL
                                               MANAGEMENT     (12b-1)        OTHER     OPERATING      AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                   FEE          FEES       EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
------------------                            ------------ -------------- ---------- -------------- ----------------- -------------
FAM ADVISORS VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I. Fund --
     Class III* ..............................     0.65%        0.25%        0.11%        1.01%              --       1.01%
   Mercury Value Opportunities V.I. Fund --
     Class III* ..............................     0.75%        0.25%        0.07%        1.07%              --       1.07%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ...................     0.25%        0.15%        0.25%        0.65%              --       0.65%(11)
   Total Return Portfolio --
     Administrative Class* ...................     0.25%        0.15%        0.25%        0.65%              --       0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund --
     Class IB Shares*+ .......................     0.75%        0.25%        0.19%        1.19%              --       1.19%
   Putnam VT Small Cap Value Fund --
     Class IB Shares* ........................     0.77%        0.25%        0.10%        1.12%              --       1.12%
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I+ ..................     0.81%          --         0.08%        0.89%              --       0.89%(12)
   Investors Fund -- Class I .................     0.68%          --         0.09%        0.77%              --       0.77%(13)
   Small Cap Growth Fund -- Class I+ .........     0.75%          --         0.28%        1.03%              --       1.03%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio+ .     0.73%          --         0.15%        0.88%              --       0.88%(14)
   Smith Barney Premier Selections All Cap
     Growth Portfolio+ .......................     0.75%          --         0.19%        0.94%              --       0.94%
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio -- All Cap
     Growth and Value* .......................     0.75%        0.25%        0.07%        1.07%              --         --(15), (32)
   Multiple Discipline Portfolio --
     Balanced All Cap Growth and Value* ......     0.75%        0.25%        0.08%        1.08%              --         --(15), (32)
   Multiple Discipline Portfolio --
     Global All Cap Growth and Value* ........     0.75%        0.25%        0.28%        1.28%              --         --(15), (32)
   Multiple Discipline Portfolio --
     Large Cap Growth and Value* .............     0.75%        0.25%        0.36%        1.36%              --         --(15), (32)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio ...................     0.73%          --         0.11%        0.84%              --         --(16), (32)
   Large Cap Portfolio .......................     0.75%          --         0.11%        0.86%              --       0.86%(16)
   Managed Allocation Series:
     Aggressive Portfolio ....................     0.15%          --         0.26%        0.41%            0.06%      0.35%(17)
   Managed Allocation Series:
     Conservative Portfolio ..................     0.15%          --         0.26%        0.41%            0.06%      0.35%(17)
   Managed Allocation Series:
     Moderate Portfolio ......................     0.15%          --         0.26%        0.41%            0.06%      0.35%(17)
   Managed Allocation Series:
     Moderate-Aggressive Portfolio ...........     0.15%          --         0.26%        0.41%            0.06%      0.35%(17)

                                                            DISTRIBUTION
                                                               AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                              SERVICE                 TOTAL ANNUAL        WAIVER         ANNUAL
                                               MANAGEMENT     (12b-1)        OTHER     OPERATING      AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                   FEE          FEES       EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
------------------                            ------------ -------------- ---------- -------------- ----------------- -------------
   Managed Allocation Series: ................     0.15%          --         0.26%        0.41%            0.06%      0.35%(17)
     Moderate-Conservative Portfolio
   Mercury Large Cap Core Portfolio ..........     0.79%          --         0.16%        0.95%              --         --(18), (32)
   MFS Mid Cap Growth Portfolio ..............     0.75%          --         0.13%        0.88%              --         --(20), (32)
   MFS Value Portfolio .......................     0.72%          --         0.39%        1.11%              --         --(21), (32)
   Mondrian International Stock Portfolio ....     0.72%          --         0.19%        0.91%              --         --(22), (32)
   Pioneer Fund Portfolio ....................     0.75%          --         0.37%        1.12%              --         --(23), (32)
   Pioneer Mid Cap Value Portfolio ...........     0.75%          --         0.43%        1.18%            0.18%      1.00%(24)
   Style Focus Series:
     Small Cap Growth Portfolio ..............     0.85%          --         0.43%        1.28%            0.18%      1.10%(25)
   Style Focus Series:
     Small Cap Value Portfolio ...............     0.83%          --         0.43%        1.26%            0.16%      1.10%(26)
TRAVELERS SERIES FUND INC ....................
   AIM Capital Appreciation Portfolio ........     0.80%          --         0.05%        0.85%              --       0.85%
   MFS Total Return Portfolio ................     0.77%          --         0.02%        0.79%              --       0.79%(27)
   Pioneer Strategic Income Portfolio ........     0.75%          --         0.15%        0.90%              --       0.90%
   SB Adjustable Rate Income Portfolio
     Smith Barney Class* .....................     0.60%        0.25%        0.46%        1.31%              --       1.31%
   Smith Barney Aggressive Growth Portfolio ..     0.80%          --         0.02%        0.82%              --       0.82%(28)
   Smith Barney High Income Portfolio ........     0.60%          --         0.06%        0.66%              --       0.66%
   Smith Barney Large Capitalization
     Growth Portfolio ........................     0.75%          --         0.03%        0.78%              --       0.78%(29)
   Smith Barney Mid Cap Core Portfolio .......     0.75%          --         0.08%        0.83%              --       0.83%
   Smith Barney Money Market Portfolio .......     0.50%          --         0.03%        0.53%              --       0.53%
   Strategic Equity Portfolio ................     0.80%          --         0.05%        0.85%              --       0.85%
   Travelers Managed Income Portfolio ........     0.65%          --         0.04%        0.69%              --       0.69%
   Van Kampen Enterprise Portfolio ...........     0.70%          --         0.10%        0.80%              --       0.80%
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio
     Class I Shares+ .........................     0.70%          --         0.07%        0.77%              --       0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities Portfolio ..........     0.75%          --         0.35%        1.10%              --         --(32)
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio --
     Service Class* ..........................     0.57%        0.10%        0.11%        0.78%              --         --(30), (32)
   Mid Cap Portfolio --
     Service Class 2* ........................     0.57%        0.25%        0.14%        0.96%              --         --(31), (32)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

+   Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(3) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(8) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(10) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(11) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(13) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(14) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(15) As a result of a voluntary expense limitation, the ratios of expenses to average net assets will not exceed 1.00%. The Manager and the Distributor waived all or a portion of its fees for the year ended December 31, 2004.

(16) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(17) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(19) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(20) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next

     $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(22) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows: 0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(23) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(24) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(28) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(29) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(30) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.76%. These offsets may be discontinued at any time.

(31) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(32) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                               VOLUNTARY FEE
                                                                               WAIVER AND/OR
                                                                                  EXPENSE             NET TOTAL ANNUAL
     FUNDING OPTION                                                            REIMBURSEMENT         OPERATING EXPENSES
     ---------------                                                       ----------------------  -----------------------
Capital Appreciation Fund .............................................            0.01%                    0.77%
Global Growth Fund -- Class 2 Shares ..................................            0.01%                    0.89%
Growth-Income Fund -- Class 2 Shares ..................................            0.01%                    0.55%
Multiple Discipline Portfolio -- All Cap Growth and Value .............            0.12%                    0.95%
Multiple Discipline Portfolio -- Balanced All Cap Growth and Value ....            0.11%                    0.97%
Multiple Discipline Portfolio -- Global All Cap Growth and Value ......            0.28%                    1.00%
Multiple Discipline Portfolio -- Large Cap Growth and Value ...........            0.36%                    1.00%
Equity Income Portfolio ...............................................            0.01%                    0.83%
Mercury Large Cap Core Portfolio ......................................            0.03%                    0.92%
MFS Mid Cap Growth Portfolio ..........................................            0.02%                    0.86%
MFS Value Portfolio ...................................................            0.11%                    1.00%
Mondrian International Stock Portfolio ................................            0.02%                    0.89%
Pioneer Fund Portfolio ................................................            0.13%                    0.99%
Smith Barney Small Cap Growth Opportunities Portfolio .................            0.20%                    0.90%
Contrafund(R) Portfolio -- Service Class ..............................            0.02%                    0.76%
Mid Cap Portfolio -- Service Class 2 ..................................            0.03%                    0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1101     1901       2502       5004      501       1501       2502       5004
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     965     1510       1876       3884      365       1110       1876       3884

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1042     1733       2235       4538      442       1333       2235       4538
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     905     1335       1589       3341      305        935       1589       3341

EXAMPLE 3 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Accumulation Benefit.

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1052     1762       2280       4618      452       1362       2280       4618
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     915     1364       1637       3434      315        964       1637       3434

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1052     1762       2280       4618      452       1362       2280       4618
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     915     1364       1637       3434      315        964       1637       3434

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1027     1691       2167       4417      427       1291       2167       4417
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     891     1290       1516       3200      291        890       1516       3200

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Vintage L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase

Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants age 75 or under on the Contract Date.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income             Alliance Capital Management L.P.
     Income Portfolio -- Class B           opportunity for appreciation through
                                           investments primarily in
                                           dividend-paying common stocks of good
                                           quality companies.

   AllianceBernstein Large Cap Growth      Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B+                 aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management
     Standard Class                        total return with capital appreciation      Company("Delaware")
                                           as a secondary objective.  The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --      Seeks to maximize income while              Franklin Advisers, Inc.
     Class II Shares                       maintaining prospects for capital
                                           appreciation. The Fund normally may
                                           invest in both debt and equity
                                           securities, including corporate,
                                           foreign and U.S. Treasury bonds and
                                           stocks.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares+    Fund normally invests at least 80% of
                                           its net assets in investments of small
                                           capitalization and mid capitalization
                                           companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in U.S. equity
                                           securities, and substantially in
                                           undervalued stocks, risk arbitrage
                                           securities and distressed companies.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests at least 80%
                                           of its net assets in the emerging
                                           market investments, and invests
                                           primarily to predominantly in equity
                                           securities.

   Templeton Foreign Securities Fund --    Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Class 2 Shares                        Fund normally invests at least 80% of
                                           its net assets in investments of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in       ("SBFM")
                                           equity securities of U.S. companies of
                                           medium and large capitalization.

   Diversified Strategic Income            Seeks high current income. The Fund         SBFM
     Portfolio+                            normally invests in a globally diverse      Subadviser: Citigroup Asset
                                           portfolio of fixed income securities.       Management Ltd.

   Equity Index Portfolio -- Class II      Seeks investment results that, before       TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies, the
                                           manager believes are undervalued.
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service     Seeks capital growth. The Fund              Janus Capital Management LLC
     Shares                                normally invests in equity securities       ("Janus Capital")
                                           of mid-sized companies.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund primarily
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.
FAM ADVISORS VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I.          Seeks high total investment return.         Merrill Lynch Investment
     Fund -- Class III                     The Fund normally invests in a              Managers, L.P. ("MLIM") dba
                                           portfolio of equity, debt and money         Mercury Advisors
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located around the world.

   Mercury Value Opportunities V.I.        Seeks long-term growth of capital. The      MLIM dba Mercury Advisors
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to have
                                           special investment value.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              invests mainly in common stocks of
                                           companies outside the United States
                                           that Putnam Management believes have
                                           investment potential.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                       invests mainly in common stocks of
                                           U.S. companies, with a focus on value
                                           stocks. Value stocks are those that
                                           Putnam Management believes are
                                           currently undervalued by the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I+                Seeks capital appreciation. The Fund        SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies the
                                           manager believes are undervalued in
                                           the marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Small Cap Growth Fund -- Class I+       Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy          Seeks capital appreciation.                 SBFM
     Portfolio+                            Principally through investing in
                                           dividend paying stocks.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio+             Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies. The
                                           Small Cap Growth segment invests in
                                           small sized companies.
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium companies
                                           with the stability of high-quality
                                           large company growth stocks. The All
                                           Cap Value segment invests in companies
                                           whose market prices are attractive in
                                           relation to their business
                                           fundamentals.

   Multiple Discipline Portfolio --        Seeks a balance between long-term           SBFM
     Balanced All Cap Growth and Value     growth of capital and principal
                                           preservation. The Fund normally
                                           invests in equity and fixed-income
                                           securities. The Fund consists of three
                                           segments. The All Cap Growth segment
                                           combines the growth potential of small
                                           to medium companies with the stability
                                           of high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals. The fixed
                                           income segment invests in short and
                                           intermediate term U.S. government
                                           securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth segment
                                           focuses on high-quality stocks with
                                           consistent growth. The Large Cap Value
                                           segment invests in established
                                           undervalued companies. The Mid/Small
                                           Cap Growth segment invests in small
                                           and medium sized companies with strong
                                           fundamentals and earnings growth
                                           potential. The International/ADR
                                           segment seeks to build long-term
                                           well-diversified portfolios with
                                           exceptional risk/reward
                                           characteristics.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value            Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations. The Fund
                                           consists of two segments. The Large
                                           Cap Growth segment focuses on
                                           high-quality large capitalization
                                           stocks with growth characteristics.
                                           The Large Cap Value segment invests in
                                           established undervalued companies.
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                 Seeks reasonable income by investing        TAMIC
                                           primarily in income producing equity        Subadviser: Fidelity Management &
                                           securities. In choosing these               Research Company ("FMR")
                                           securities, the fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to
                                           achieve a yield which exceeds the
                                           composite yield on the securities
                                           compromising the S&P 500.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Aggressive Portfolio                  Fund normally invests in other              Subadviser: DIMA
                                           investment companies ("Underlying
                                           Funds") that invest primarily in
                                           equity securities.

   Managed Allocation Series:              Seeks a high level of current income        TAMIC
     Conservative Portfolio                with some consideration given to            Subadviser: DIMA
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate Portfolio                    of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Moderate-Aggressive Portfolio         Fund normally invests in other              Subadviser: DIMA
                                           investment companies ("Underlying
                                           Funds") that invest in both equity and
                                           debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate-Conservative Portfolio       of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           income. The Fund normally invests in
                                           other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Mercury Large Cap Core Portfolio        Seeks long-term capital growth. The         TAMIC
                                           Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Mondrian International Stock            Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Mondrian Investment
                                           of relatively large non-U.S. companies.     Partners Ltd.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                           securities, primarily of U.S. issuers.      Management, Inc.

   Pioneer Mid Cap Value Portfolio         Seeks capital appreciation. The Fund        TAMIC
                                           normally invests in the equity              Subadviser: Pioneer Investment
                                           securities of mid-size companies.           Management, Inc.

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        TAMIC
     Growth Portfolio                      normally invests in common stocks and       Subadviser: Travelers Investment
                                           other equity securities of small U.S.       Management Company ("TIMCO") and
                                           companies.                                  Janus Capital

   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        TAMIC
     Value Portfolio                       normally invests in common stocks and       Subadviser: TIMCO and Dreman
                                           other equity securities of small U.S.       Value Management L.L.C. ("Dreman")
                                           companies.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser:  AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund         TIA
                                           normally invests in debt securities         Subadviser: Pioneer Investment
                                           and has the flexibility to invest in a      Management, Inc.
                                           broad range of issuers and segments of
                                           the debt securities market.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings that
                                           exceeds the average rate earnings
                                           growth of the companies comprising the
                                           S&P 500 Index.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital. The      SBFM
                                           Fund normally invests in equities, or
                                           similar securities, of medium sized
                                           companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Smith Barney Money Market Portfolio     Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in U.S. and foreign        Subadviser: FMR
                                           equity securities.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

   Van Kampen Enterprise Portfolio         Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser: Van Kampen Asset
                                           growth companies.                           Management Inc. ("Van Kampen")
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I       Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service      Seeks long-term capital appreciation        FMR
     Class                                 by investing in common stocks of
                                           companies whose value Fidelity
                                           Management & Research Co. believes is
                                           not fully recognized by the public.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital by        FMR
                                           investing in common stocks of
                                           companies with medium market
                                           capitalizations.

----------
+   Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

        o the ability for you to make withdrawals and surrenders under the Contracts

        o the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

        o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

        o   administration of the annuity options available under the Contracts

        o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

        o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

        o sales and marketing expenses including commission payments to your sales agent

        o   other costs of doing business.

Risks we assume include:

        o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

        o that the amount of the death benefit will be greater than the Contract Value

        o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

           YEARS SINCE PURCHASE PAYMENT MADE
      ---------------------------------------------
      GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
      --------------------------    ---------------    --------------------
               0 years                  1 year                 6%
               1 year                  2 years                 5%
               2 years                 3 years                 4%
               3 years                 4 years                 3%
              4+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

        o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

        o   if a lifetime annuity payout has begun

        o   under the Managed Distribution Program

        o if you elect Annuity Payments for a fixed period of at least five years

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available free withdrawal allowance as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the

Roll-Up Death Benefit the M&E charge is 1.90% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT
     ---------------------------------------------
      GREATER THAN OR EQUAL TO      BUT LESS THAN      WITHDRAWAL CHARGE
     ----------------------------   --------------    --------------------
               0 years                 1 year                 6%
               1 year                  2 years                5%
               2 years                 3 years                4%
               3 years                 4 years                3%
              4 + years                                       0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right to further restrict the right, but do not have the obligation, to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

        o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

        o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

        o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use to trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that, transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

        o   the death benefit will not be payable upon the Annuitant's death

        o   the Contingent Annuitant becomes the Annuitant

        o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies
before age 80, the death
benefit will be the
greatest of:              o the Contract Value on the Death Report Date;
                          o your adjusted Purchase Payment (see below);*
                          o the Step-Up Value, if any, as described below
                          o the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies
on or after age 80,
the death benefit will
be the greatest of:       o the Contract Value on the Death Report Date;
                          o your adjusted Purchase Payment (see below) or*
                          o the Step-Up Value, if any, as described below, or
                          o the Roll-Up Death Benefit Value (as described below)
                            on the Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday.

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

    a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

    b)  is any Purchase Payment made during the previous Contract Year

    c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

    a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

    b) is any Purchase Payment made since the previous Contract Date anniversary

    c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.

----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.

----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving JOINT                                                    Yes
NOT THE ANNUITANT)                     OWNER.

----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving JOINT OWNER.       receive a distribution.

----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving JOINT          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         OWNER.                       the Contract.

----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving JOINT OWNER.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue the Contract
                                                                    and instruct the Company to pay
                                                                    the beneficiary.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              ANNUITANT is
                                                                                                              treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY - DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

        o   transfer ownership

        o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

        o through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or

        o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

--------------------------- --------------------------------- -------------------------------- --------------------------------
NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------------------- --------------------------------- -------------------------------- --------------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value
--------------------------- --------------------------------- -------------------------------- --------------------------------
AVAILABILITY:                  Not available for purchase           Available on or after            Available on or after
                               on or after March 28, 2005,       March 28, 2005 if approved       March 28, 2005 if approved
                                  unless GMWB II is not                in your state                    in your state
                                 approved in your state
--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                             GMWB I       GMWB II     GMWB III
                                         -------------- ------------ -----------
If you make your first withdrawal
BEFORE the 3rd anniversary after
you purchase GMWB:.......................   5% of RBB     5% of RBB   5% of RBB

If you make your first withdrawal
AFTER the 3rd anniversary after
you purchase GMWB:.......................  10% of RBB    10% of RBB   5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

        o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

        o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

        o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

        o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]
                                         8,696                  500                            $11,765            = $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------

WITHDRAWAL EXAMPLE FOR GMWB I

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000    [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                   X 10,000/115,000)]    91,304/100,000)]                    (100,000 X      (88,235/100,000)]
                                                                                          10,000/85,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

        o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                o   a qualified retirement plan (Code Section 401),

                o   a tax-sheltered annuity (Code Section 403(b)),

                o   an individual retirement account (Code Sections 408(a)),

                o   an individual retirement annuity (Code Section 408(b)), or

                o   a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

        o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

        o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

        o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

        o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

        o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                              GMWB I      GMWB II     GMWB III
                                            ----------  ----------- ------------
Current Annual Charge....................     0.40%        0.50%        0.25%
Maximum Annual Charge After a Reset......     1.00%        1.00%         N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

        o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

        o The total annual payment amount will equal the AWB and will never exceed your RBB, and

        o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------- -------------------------------- ------------------------------- ------------------------------
                                        GMWB I                          GMWB II                        GMWB III
-------------------------- -------------------------------- ------------------------------- ------------------------------
AWB                          5% of RBB if first withdrawal   5% of RBB if first withdrawal            5% of RBB
                                before 3rd anniversary           before 3rd anniversary
                            10% of RBB if first withdrawal        10% of RBB if first
                                 after 3rd anniversary            withdrawal after 3rd
                                                                      anniversary
-------------------------- -------------------------------- ------------------------------- ------------------------------
ANNUAL CHARGE                            0.40%                           0.50%                          0.25%
-------------------------- -------------------------------- ------------------------------- ------------------------------
RESET                                     Yes                             Yes                             No
-------------------------- -------------------------------- ------------------------------- ------------------------------
CAN I CANCEL MY GMWB?                     No                       Yes, after the 5th             Yes, after the 5th
                                                              anniversary of GMWB purchase   anniversary of GMWB purchase
-------------------------- -------------------------------- ------------------------------- ------------------------------
INVESTMENT RESTRICTIONS                   No                              Yes                            Yes
-------------------------- -------------------------------- ------------------------------- ------------------------------
WAIVER OF RECALCULATION                   No                              Yes                            Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------- -------------------------------- ------------------------------- ------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

        o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

        o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                                        EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ==================================================== =====================================================
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
                                       BASE CALCULATION   BASE CALCULATION                   BASE CALCULATION  BASE CALCULATION
                      CONTRACT VALUE        AMOUNT            AMOUNT       CONTRACT VALUE         AMOUNT          AMOUNT
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                                $0(1)                                              $15,000(2)
==================== ================= ================= ================ ================= ================= =================

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


                          EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                     ==================================================== ====================================================
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- ----------------------------------------------------
                                           PURCHASE      BASE CALCULATION                       PURCHASE      BASE CALCULATION
                      CONTRACT VALUE       PAYMENT            AMOUNT       CONTRACT VALUE       PAYMENT            AMOUNT
==================== ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
==================== ================= ================= ================ ================= ================= ================

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.


                               EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                             ==================================================================================================
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
============================ ============ ===================== ==================== ===================== ====================

                             ==================================================================================================
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
============================ ============ ===================== ==================== ===================== ====================

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

        o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

        o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

        o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

        o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                            CLASS A SUBACCOUNTS/UNDERLYING FUNDS                               CLASS B SUBACCOUNTS/UNDERLYING FUNDS
----------------------------------------------------------------------------------------    ----------------------------------------
Capital Appreciation Fund                      THE TRAVELERS SERIES TRUST                   FRANKLIN TEMPLETON VARIABLE INSURANCE
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES         Equity Income Portfolio                   PRODUCTS TRUST
FUND, INC.                                        Large Cap Portfolio                          Franklin Income Securities Fund --
   AllianceBernstein Growth and Income            Managed Allocation Series: Aggressive          Class II Shares
     Portfolio -- Class B                            Portfolio                              PIMCO VARIABLE INSURANCE TRUST
AMERICAN FUNDS INSURANCE SERIES                   Managed Allocation Series:                   Real Return Portfolio --
   Global Growth Fund -- Class 2 Shares              Conservative Portfolio                      Administrative Class
   Growth Fund -- Class 2 Shares                  Managed Allocation Series: Moderate          Total Return Portfolio --
   Growth-Income Fund -- Class 2 Shares              Portfolio                                 Administrative Class
DELAWARE VIP TRUST                                Managed Allocation Series: Moderate --    TRAVELERS SERIES FUND INC.
   Delaware VIP REIT Series -- Standard Class        Aggressive Portfolio                      Pioneer Strategic Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE             Managed Allocation Series: Moderate --       SB Adjustable Rate Income Portfolio
   PRODUCTS TRUST                                   Conservative Portfolio                       Smith Barney Class
   Mutual Shares Securities Fund -- Class         Mercury Large Cap Core Portfolio             Smith Barney High Income Portfolio
     2 Shares                                     MFS Mid Cap Growth Portfolio                 Smith Barney Money Market Portfolio
   Templeton Developing Markets                   MFS Value Portfolio                          Travelers Managed Income Portfolio
     Securities Fund -- Class 2 Shares            Mondrian International Stock Portfolio
   Templeton Foreign Securities Fund --           Pioneer Fund Portfolio
     Class 2 Shares                               Pioneer Mid Cap Value Portfolio
   Templeton Growth Securities Fund --            Style Focus Series: Small Cap Growth
     Class 2 Shares                                  Portfolio
GREENWICH STREET SERIES FUND                      Style Focus Series: Small Cap Value
   Appreciation Portfolio                            Portfolio
   Equity Index Portfolio -- Class II Shares   TRAVELERS SERIES FUND INC.
   Fundamental Value Portfolio                    AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                                MFS Total Return Portfolio
   Mid Cap Growth Portfolio -- Service            Smith Barney Aggressive Growth
     Shares                                          Portfolio
LAZARD RETIREMENT SERIES, INC.                    Smith Barney Large Capitalization
   Lazard Retirement Small Cap Portfolio             Growth Portfolio
LORD ABBETT SERIES FUND, INC.                     Smith Barney Mid Cap Core Portfolio
   Growth and Income Portfolio                    Strategic Equity Portfolio
   Mid-Cap Value Portfolio                        Van Kampen Enterprise Portfolio
FAM ADVISORS VARIABLE SERIES FUNDS, INC.       VARIABLE ANNUITY PORTFOLIOS
   Mercury Global Allocation V.I. Fund --         Smith Barney Small Cap Growth
     Class III                                       Opportunities Portfolio
   Mercury Value Opportunities V.I. Fund --    VARIABLE INSURANCE PRODUCTS FUND
     Class III                                    Contrafund(R) Portfolio -- Service Class
PUTNAM VARIABLE TRUST                             Mid Cap Portfolio -- Service Class 2
   Putnam VT Small Cap Value Fund --
     Class IB Shares
SALOMON BROTHERS VARIABLE SERIES
  FUNDS INC.
Investors Fund -- Class I
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio -- All Cap
     Growth and Value
   Multiple Discipline Portfolio --
     Balanced All Cap Growth and Value
   Multiple Discipline Portfolio -- Global
     All Cap Growth and Value
   Multiple Discipline Portfolio -- Large
     Cap Growth and Value

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

        EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

        EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life,
(b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency (see Variable Liquidity Benefit below). We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with "Payments for Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For your information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

        o   The Travelers Insurance Company ("TIC")

        o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/02)....   2004       1.019            1.113              206,918
                                                                         2003       0.786            1.019              134,576

   AllianceBernstein Premier Growth Portfolio -- Class B (2/00).......   2004       0.973            1.034               75,694
                                                                         2003       0.803            0.973               40,191

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)........................   2004       1.322            1.473              689,281
                                                                         2003       0.995            1.322              338,279

   Growth Fund -- Class 2 Shares (2/00)...............................   2004       1.233            1.362            3,022,506
                                                                         2003       0.918            1.233            1,910,413

   Growth-Income Fund -- Class 2 Shares (2/00)........................   2004       1.191            1.291            3,748,375
                                                                         2003       0.916            1.191            2,541,469

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00)...................   2004       1.158            1.267              703,458
                                                                         2003       0.859            1.158              247,570

   Mutual Shares Securities Fund -- Class 2 Shares (5/02).............   2004       1.035            1.144              911,365
                                                                         2003       0.842            1.035              482,403

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)......................................................   2004       1.444            1.767               74,045
                                                                         2003       1.000            1.444                6,032

   Templeton Foreign Securities Fund -- Class 2 Shares (2/00).........   2004       1.177            1.369              672,403
                                                                         2003       0.907            1.177              254,384

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)..........   2004       1.024            1.166              204,395
                                                                         2003       0.789            1.024               96,803
                                                                         2002       1.000            0.789               58,188

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)......................................   2004       1.125            1.202            2,527,277
                                                                         2003       0.920            1.125            2,308,725

   Diversified Strategic Income Portfolio (7/00)......................   2004       1.142            1.197            1,620,778
                                                                         2003       1.041            1.142              729,132

   Equity Index Portfolio -- Class II Shares (6/00)...................   2004       1.091            1.180            1,576,990
                                                                         2003       0.870            1.091            1,068,257

   Fundamental Value Portfolio (6/00).................................   2004       1.233            1.310            2,104,693
                                                                         2003       0.906            1.233            1,683,561

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)..................   2004       1.081            1.279              131,294
                                                                         2003       0.817            1.081              131,035

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).......................   2004       1.332            1.502              112,428
                                                                         2003       1.000            1.332              101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).................................   2004       1.241            1.372              439,996
                                                                         2003       1.000            1.241                9,795

   Mid-Cap Value Portfolio (5/03).....................................   2004       1.256            1.529              337,639
                                                                         2003       1.000            1.256              171,217

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (11/03).....   2004       1.074            1.204               45,466
                                                                         2003       1.000            1.074                   --

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (11/03)...   2004       1.067            1.202               73,290
                                                                         2003       1.000            1.067                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)...............   2004       1.045            1.117              974,468
                                                                         2003       1.000            1.045              233,173

   Total Return Portfolio -- Administrative Class (5/01)..............   2004       1.107            1.140            11,093,565
                                                                         2003       1.074            1.107            10,441,947

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/01)......   2004       1.160            1.323              191,672
                                                                         2003       0.919            1.160              186,378

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)...........   2004       1.439            1.783              396,956
                                                                         2003       0.980            1.439              376,864

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00).....................................   2004       1.132            1.204            1,643,520
                                                                         2003       0.829            1.132            1,213,718

   Investors Fund -- Class I (1/01)...................................   2004       1.112            1.205            1,069,597
                                                                         2003       0.856            1.112              738,841

   Small Cap Growth Fund -- Class I (3/00)............................   2004       1.176            1.329              436,895
                                                                         2003       0.805            1.176              267,896

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)....................   2004       0.993            1.008              129,017
                                                                         2003       0.819            0.993               60,101

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)...................................................   2004       1.135            1.146               46,001
                                                                         2003       0.861            1.135               33,703

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)......................................................   2004       1.368            1.432            1,902,696
                                                                         2003       1.060            1.368            1,000,414
                                                                         2002       1.000            1.060              228,011

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)..................................................   2004       1.242            1.280            4,117,282
                                                                         2003       1.037            1.242            1,860,167
                                                                         2002       1.000            1.037              367,255

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)..................................................   2004       1.386            1.500              388,786
                                                                         2003       1.073            1.386              193,380
                                                                         2002       1.000            1.073               27,934

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)......................................................   2004       1.353            1.417              596,551
                                                                         2003       1.068            1.353              416,126
                                                                         2002       1.000            1.068               43,322

The Travelers Series Trust
   Equity Income Portfolio (10/00)....................................   2004       1.229            1.326            2,231,165
                                                                         2003       0.955            1.229            1,497,940

   Large Cap Portfolio (6/00).........................................   2004       1.055            1.103              587,004
                                                                         2003       0.862            1.055              525,495

   Lazard International Stock Portfolio (3/02)........................   2004       1.064            1.209              377,856
                                                                         2003       0.843            1.064               45,040

   Merrill Lynch Large Cap Core Portfolio (6/00)......................   2004       1.006            1.145              528,392
                                                                         2003       0.846            1.006              438,531

   MFS Emerging Growth Portfolio (2/00)...............................   2004       0.997            1.104              180,941
                                                                         2003       0.787            0.997              112,048

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   MFS Value Portfolio (5/04).........................................   2004       1.000            1.119               22,370

   Pioneer Fund Portfolio (5/03)......................................   2004       1.213            1.324               68,258
                                                                         2003       1.000            1.213               14,955

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)..........................   2004       1.144            1.196              375,673
                                                                         2003       0.901            1.144              277,176

   MFS Total Return Portfolio (7/00)..................................   2004       1.150            1.258            4,470,787
                                                                         2003       1.005            1.150            3,403,681

   Pioneer Strategic Income Portfolio (5/04)..........................   2004       1.000            1.092              828,053

   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).......   2004       0.998            0.991               90,836
                                                                         2003       1.000            0.998                2,550

   Smith Barney Aggressive Growth Portfolio (3/00)....................   2004       1.059            1.143            3,272,963
                                                                         2003       0.802            1.059            2,216,985

   Smith Barney High Income Portfolio (8/00)..........................   2004       1.234            1.337            1,653,614
                                                                         2003       0.985            1.234            1,341,664

   Smith Barney Large Capitalization Growth Portfolio (2/00)..........   2004       1.264            1.245            1,352,456
                                                                         2003       0.872            1.264            1,110,282

   Smith Barney Mid Cap Core Portfolio (4/00).........................   2004       1.247            1.352              654,161
                                                                         2003       0.979            1.247              544,924

   Smith Barney Money Market Portfolio (2/00).........................   2004       0.983            0.973            3,211,212
                                                                         2003       0.995            0.983            2,901,484

   Strategic Equity Portfolio (6/00)..................................   2004       0.974            1.054              192,976
                                                                         2003       0.749            0.974              137,627

   Travelers Managed Income Portfolio (7/00)..........................   2004       1.047            1.057            3,291,375
                                                                         2003       0.984            1.047            2,134,736

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Van Kampen Enterprise Portfolio (4/00).............................   2004       1.021            1.041              124,503
                                                                         2003       0.828            1.021               78,814

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).................   2004       0.940            0.987               96,939
                                                                         2003       0.752            0.940               68,581

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01).......   2004       1.236            1.403              292,379
                                                                         2003       0.887            1.236              145,645

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/00)....................   2004       1.254            1.419            1,366,552
                                                                         2003       0.995            1.254              855,032

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)........................   2004       1.159            1.418            1,597,208
                                                                         2003       0.854            1.159            1,203,368

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/02)....   2004       1.000            1.079                   --

   AllianceBernstein Premier Growth Portfolio -- Class B (2/00).......   2004       1.000            1.056                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00) .......................   2004       1.000            1.111                   --

   Growth Fund -- Class 2 Shares (2/00) ..............................   2004       1.000            1.084                   --

   Growth-Income Fund -- Class 2 Shares (2/00) .......................   2004       1.000            1.063                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00) ..................   2004       1.000            1.083                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02) ............   2004       1.000            1.098                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03) .....................................................   2004       1.000            1.259                   --

   Templeton Foreign Securities Fund -- Class 2 Shares (2/00) ........   2004       1.000            1.154                   --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)  ........   2004       1.000            1.117                   --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00) .....................................   2004       1.000            1.055                   --

   Diversified Strategic Income Portfolio (7/00) .....................   2004       1.000            1.068                   --

   Equity Index Portfolio -- Class II Shares (6/00) ..................   2004       1.000            1.068                   --

   Fundamental Value Portfolio (6/00) ................................   2004       1.000            1.056                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00) .................   2004       1.000            1.128                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Lazard Retirement Series, Inc. .......................................
   Lazard Retirement Small Cap Portfolio (5/03) ......................   2004       1.000            1.124                   --

Lord Abbett Series Fund, Inc. ........................................
   Growth and Income Portfolio (5/03) ................................   2004       1.000            1.098                   --

   Mid-Cap Value Portfolio (5/03) ....................................   2004       1.000            1.158                   --

Merrill Lynch Variable Series Funds, Inc. ............................
   Merrill Lynch Global Allocation V.I. Fund -- Class III (11/03) ....   2004       1.000            1.115                   --

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (11/03) ..   2004       1.000            1.117                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03) ..............   2004       1.000            1.065                   --

   Total Return Portfolio -- Administrative Class (5/01) .............   2004       1.000            1.042                   --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/01) .....   2004       1.000            1.157                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01) ..........   2004       1.000            1.191                   --

Salomon Brothers Variable Series Funds Inc. ..........................
   All Cap Fund -- Class I (6/00) ....................................   2004       1.000            1.055                   --

   Investors Fund -- Class I (1/01) ..................................   2004       1.000            1.077                   --

   Small Cap Growth Fund -- Class I (3/00) ...........................   2004       1.000            1.164                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01) ...................   2004       1.000            1.014                   --

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01) ...   2004       1.000            1.024                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02) .....................................................   2004       1.000            1.037                   --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02) .................................................   2004       1.000            1.029                   --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02) .................................................   2004       1.000            1.065                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02) .....................................................   2004       1.000            1.031                   --

The Travelers Series Trust
   Equity Income Portfolio (10/00) ...................................   2004       1.000            1.100                   --

   Large Cap Portfolio (6/00) ........................................   2004       1.000            1.046                   --

   Lazard International Stock Portfolio (3/02) .......................   2004       1.000            1.143                   --

   Merrill Lynch Large Cap Core Portfolio (6/00) .....................   2004       1.000            1.122                   --

   MFS Emerging Growth Portfolio (2/00) ..............................   2004       1.000            1.080                   --

   MFS Value Portfolio (5/04) ........................................   2004       1.000            1.124                   --

   Pioneer Fund Portfolio (5/03) .....................................   2004       1.000            1.091                   --

Travelers Series Fund Inc. ...........................................
   AIM Capital Appreciation Portfolio (5/01) .........................   2004       1.000            1.053                   --

   MFS Total Return Portfolio (7/00) .................................   2004       1.000            1.094                   --

   Pioneer Strategic Income Portfolio (5/04) .........................   2004       1.000            1.102                   --

   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03) ......   2004       1.000            0.996                   --

   Smith Barney Aggressive Growth Portfolio (3/00) ...................   2004       1.000            1.064                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Smith Barney High Income Portfolio (8/00) .........................   2004       1.000            1.083                   --

   Smith Barney Large Capitalization Growth Portfolio (2/00) .........   2004       1.000            0.988                   --

   Smith Barney Mid Cap Core Portfolio (4/00) ........................   2004       1.000            1.092                   --

   Smith Barney Money Market Portfolio (2/00) ........................   2004       1.000            0.992                   --

   Strategic Equity Portfolio (6/00) .................................   2004       1.000            1.096                   --

   Travelers Managed Income Portfolio (7/00) .........................   2004       1.000            1.027                   --

   Van Kampen Enterprise Portfolio (4/00) ............................   2004       1.000            1.034                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00) ................   2004       1.000            1.057                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01) ......   2004       1.000            1.167                   --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/00) ...................   2004       1.000            1.105                   --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02) .......................   2004       1.000            1.225                   --


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/02)....   2004       1.019            1.113            1,187,584
                                                                         2003       0.786            1.019            1,180,761

   AllianceBernstein Premier Growth Portfolio -- Class B (11/99)......   2004       0.973            1.034              458,633
                                                                         2003       0.803            0.973              483,364

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).......................   2004       1.322            1.473            1,965,953
                                                                         2003       0.995            1.322            1,577,762

   Growth Fund -- Class 2 Shares (11/99)..............................   2004       1.233            1.362            7,498,271
                                                                         2003       0.918            1.233            6,289,036

   Growth-Income Fund -- Class 2 Shares (11/99).......................   2004       1.191            1.291            7,869,519
                                                                         2003       0.916            1.191            6,886,746

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)..................   2004       1.158            1.267              909,411
                                                                         2003       0.859            1.158              907,594

   Mutual Shares Securities Fund -- Class 2 Shares (5/02).............   2004       1.035            1.144            1,999,529
                                                                         2003       0.842            1.035            1,608,369

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)......................................................   2004       1.444            1.767              538,483
                                                                         2003       1.000            1.444               73,437

   Templeton Foreign Securities Fund -- Class 2 Shares (11/99)........   2004       1.177            1.369            1,963,706
                                                                         2003       0.907            1.177            1,293,188

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)..........   2004       1.024            1.166              662,918
                                                                         2003       0.789            1.024              314,762
                                                                         2002       0.831            0.789              130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/99).....................................   2004       1.125            1.202            3,204,167
                                                                         2003       0.920            1.125            3,133,227

   Diversified Strategic Income Portfolio (11/99).....................   2004       1.142            1.197            1,817,440
                                                                         2003       1.041            1.142            1,747,167

   Equity Index Portfolio -- Class II Shares (11/99)..................   2004       1.091            1.180            2,117,905
                                                                         2003       0.870            1.091            2,036,010

   Fundamental Value Portfolio (12/99)................................   2004       1.233            1.310            5,355,555
                                                                         2003       0.906            1.233            4,860,962

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)..................   2004       1.081            1.279              158,448
                                                                         2003       0.817            1.081              160,435

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).......................   2004       1.332            1.502              247,135
                                                                         2003       1.000            1.332               80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).................................   2004       1.241            1.372              374,495
                                                                         2003       1.000            1.241              244,664

   Mid-Cap Value Portfolio (5/03).....................................   2004       1.256            1.529              710,264
                                                                         2003       1.000            1.256              316,447

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (11/03).....   2004       1.074            1.204               34,482
                                                                         2003       1.000            1.074                5,122

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (11/03)...   2004       1.067            1.202               26,373
                                                                         2003       1.000            1.067                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)...............   2004       1.045            1.117            2,231,285
                                                                         2003       1.000            1.045            1,039,141

   Total Return Portfolio -- Administrative Class (5/01)..............   2004       1.107            1.140            14,158,270
                                                                         2003       1.074            1.107            14,489,686

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/01)......   2004       1.160            1.323              516,700
                                                                         2003       0.919            1.160              603,425

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)...........   2004       1.439            1.783            1,134,138
                                                                         2003       0.980            1.439            1,081,087

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)....................................   2004       1.132            1.204            3,132,904
                                                                         2003       0.829            1.132            2,830,329

   Investors Fund -- Class I (11/99)..................................   2004       1.112            1.205            1,380,340
                                                                         2003       0.856            1.112              997,741

   Small Cap Growth Fund -- Class I (11/99)...........................   2004       1.176            1.329            1,076,083
                                                                         2003       0.805            1.176            1,094,670

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)....................   2004       0.993            1.008              282,385
                                                                         2003       0.819            0.993              237,783

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)....   2004       1.135            1.146              819,997
                                                                         2003       0.861            1.135              822,579

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)......................................................   2004       1.368            1.432            6,521,502
                                                                         2003       1.060            1.368            5,312,500
                                                                         2002       1.000            1.060              964,512

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)..................................................   2004       1.242            1.280            6,827,909
                                                                         2003       1.037            1.242            5,886,565
                                                                         2002       1.000            1.037              849,098

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)..................................................   2004       1.386            1.500            2,421,419
                                                                         2003       1.073            1.386              374,914
                                                                         2002       1.000            1.073               74,562

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)......................................................   2004       1.353            1.417              491,432
                                                                         2003       1.068            1.353              261,444
                                                                         2002       1.000            1.068               54,967

The Travelers Series Trust
   Equity Income Portfolio (11/99)....................................   2004       1.229            1.326            2,433,328
                                                                         2003       0.955            1.229            1,969,032

   Large Cap Portfolio (11/99)........................................   2004       1.055            1.103              915,748
                                                                         2003       0.862            1.055              794,841

   Lazard International Stock Portfolio (8/02)........................   2004       1.064            1.209              404,686
                                                                         2003       0.843            1.064              261,140

   Merrill Lynch Large Cap Core Portfolio (11/99).....................   2004       1.006            1.145              273,915
                                                                         2003       0.846            1.006              172,694

   MFS Emerging Growth Portfolio (11/99)..............................   2004       0.997            1.104              424,267
                                                                         2003       0.787            0.997              275,657

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   MFS Value Portfolio (5/04) ........................................   2004       0.972            1.119                   --

   Pioneer Fund Portfolio (5/03) .....................................   2004       1.213            1.324               30,145
                                                                         2003       1.000            1.213               22,941

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01) .........................   2004       1.144            1.196              595,498
                                                                         2003       0.901            1.144              327,479

   MFS Total Return Portfolio (11/99) ................................   2004       1.150            1.258            10,625,367
                                                                         2003       1.005            1.150            9,375,765

   Pioneer Strategic Income Portfolio (5/04) .........................   2004       0.983            1.092                7,354

   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03) ......   2004       0.998            0.991              429,944
                                                                         2003       1.000            0.998              109,660

   Smith Barney Aggressive Growth Portfolio (11/99) ..................   2004       1.059            1.143            6,336,022
                                                                         2003       0.802            1.059            6,029,951

   Smith Barney High Income Portfolio (11/99) ........................   2004       1.234            1.337            2,626,527
                                                                         2003       0.985            1.234            2,202,057

   Smith Barney Large Capitalization Growth Portfolio (11/99) ........   2004       1.264            1.245            1,826,099
                                                                         2003       0.872            1.264            2,146,063

   Smith Barney Mid Cap Core Portfolio (11/99) .......................   2004       1.247            1.352            1,428,209
                                                                         2003       0.979            1.247            1,440,600

   Smith Barney Money Market Portfolio (11/99) .......................   2004       0.983            0.973            2,990,206
                                                                         2003       0.995            0.983            7,405,805

   Strategic Equity Portfolio (11/99) ................................   2004       0.974            1.054              840,779
                                                                         2003       0.749            0.974              875,861

   Travelers Managed Income Portfolio (11/99) ........................   2004       1.047            1.057            3,414,689
                                                                         2003       0.984            1.047            4,096,730

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Van Kampen Enterprise Portfolio (11/99) ...........................   2004       1.021            1.041              216,807
                                                                         2003       0.828            1.021               65,519

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99) ...............   2004       0.940            0.987              331,269
                                                                         2003       0.752            0.940              350,888

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01) ......   2004       1.236            1.403              853,139
                                                                         2003       0.887            1.236              793,268

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (11/99) ..................   2004       1.254            1.419              871,719
                                                                         2003       0.995            1.254              733,222

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02) .......................   2004       1.159            1.418            1,933,959
                                                                         2003       0.854            1.159            1,521,044

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/02) ...   2004       1.000            1.079                   --

   AllianceBernstein Premier Growth Portfolio -- Class B (11/99) .....   2004       1.000            1.056                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99) ......................   2004       1.000            1.111                   --

   Growth Fund -- Class 2 Shares (11/99) .............................   2004       1.000            1.084                   --

   Growth-Income Fund -- Class 2 Shares (11/99) ......................   2004       1.000            1.063                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99) .................   2004       1.000            1.083                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02) ............   2004       1.000            1.098                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03) .....................................................   2004       1.000            1.259                   --

   Templeton Foreign Securities Fund -- Class 2 Shares (11/99) .......   2004       1.000            1.154                   --

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)  ........   2004       1.000            1.117                   --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99) ....................................   2004       1.000            1.055                   --

   Diversified Strategic Income Portfolio (11/99) ....................   2004       1.000            1.068                   --

   Equity Index Portfolio -- Class II Shares (11/99) .................   2004       1.000            1.068                   --

   Fundamental Value Portfolio (12/99) ...............................   2004       1.000            1.056                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00) .................   2004       1.000            1.128                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) ......................   2004       1.000            1.124                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03) ................................   2004       1.000            1.098                   --

   Mid-Cap Value Portfolio (5/03) ....................................   2004       1.000            1.158                   --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (11/03) ....   2004       1.000            1.115                   --

   Merrill Lynch Value Opportunities V.I. Fund -- Class III (11/03) ..   2004       1.000            1.117                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03) ..............   2004       1.000            1.065                   --

   Total Return Portfolio -- Administrative Class (5/01) .............   2004       1.000            1.042                   --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/01) .....   2004       1.000            1.157                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01) ..........   2004       1.000            1.191                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99) ...................................   2004       1.000            1.055                   --

   Investors Fund -- Class I (11/99) .................................   2004       1.000            1.077                   --

   Small Cap Growth Fund -- Class I (11/99) ..........................   2004       1.000            1.164                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01) ...................   2004       1.000            1.014                   --

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01) ...   2004       1.000            1.024                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02) .....................................................   2004       1.000            1.037                   --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02) .................................................   2004       1.000            1.029                   --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02) .................................................   2004       1.000            1.065                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02) .....................................................   2004       1.000            1.031                   --

The Travelers Series Trust
   Equity Income Portfolio (11/99) ...................................   2004       1.000            1.100                   --

   Large Cap Portfolio (11/99) .......................................   2004       1.000            1.046                   --

   Lazard International Stock Portfolio (8/02) .......................   2004       1.000            1.143                   --

   Merrill Lynch Large Cap Core Portfolio (11/99) ....................   2004       1.000            1.122                   --

   MFS Emerging Growth Portfolio (11/99) .............................   2004       1.000            1.080                   --

   MFS Value Portfolio (5/04) ........................................   2004       1.000            1.124                   --

   Pioneer Fund Portfolio (5/03) .....................................   2004       1.000            1.091                   --

Travelers Series Fund Inc. ...........................................
   AIM Capital Appreciation Portfolio (6/01) .........................   2004       1.000            1.053                   --

   MFS Total Return Portfolio (11/99) ................................   2004       1.000            1.094                   --

   Pioneer Strategic Income Portfolio (5/04) .........................   2004       1.000            1.102                   --

   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03) ......   2004       1.000            0.996                   --

   Smith Barney Aggressive Growth Portfolio (11/99) ..................   2004       1.000            1.064                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                                        ------ ---------------- ---------------- -------------------
   Smith Barney High Income Portfolio (11/99) ........................   2004       1.000            1.083                   --

   Smith Barney Large Capitalization Growth Portfolio (11/99) ........   2004       1.000            0.988                   --

   Smith Barney Mid Cap Core Portfolio (11/99) .......................   2004       1.000            1.092                   --

   Smith Barney Money Market Portfolio (11/99) .......................   2004       1.000            0.992                   --

   Strategic Equity Portfolio (11/99) ................................   2004       1.000            1.096                   --

   Travelers Managed Income Portfolio (11/99) ........................   2004       1.000            1.027                   --

   Van Kampen Enterprise Portfolio (11/99) ...........................   2004       1.000            1.034                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99) ...............   2004       1.000            1.057                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01) ......   2004       1.000            1.167                   --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (11/99) ..................   2004       1.000            1.105                   --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02) .......................   2004       1.000            1.225                   --


                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

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




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


                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Auditors
                Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

L-19987                                                              May 2, 2005

TRAVELERS LIFE & ANNUITY PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio                                                 Pioneer Global High Yield VCT Portfolio -- Class II
AIM VARIABLE INSURANCE FUNDS                                              Shares
   AIM V.I. Capital Appreciation Fund -- Series II Shares(1)           Pioneer Growth Shares VCT Portfolio -- Class II Shares
   AIM V.I. Mid Cap Core Equity Fund -- Series II Shares(2)            Pioneer High Yield VCT Portfolio -- Class II Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                   Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
   Franklin Rising Dividends Securities Fund -- Class 2                   Class II Shares
     Shares                                                            Pioneer Ibbotson Growth Allocation VCT Portfolio --
   Franklin Small-Mid Cap Growth Securities Fund --                       Class II Shares
     Class 2 Shares(3)                                                 Pioneer Ibbotson Moderate Allocation VCT Portfolio --
   Templeton Foreign Securities Fund -- Class 2 Shares                    Class II Shares
GREENWICH STREET SERIES FUND                                           Pioneer International Value VCT Portfolio -- Class II
   Salomon Brothers Variable Aggressive Growth Fund --                    Shares
     Class II Shares(4)                                                Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                     Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares             Class II Shares
   Oppenheimer Global Securities Fund/VA -- Service Shares             Pioneer Papp America-Pacific Rim VCT Portfolio
PIONEER VARIABLE CONTRACTS TRUST                                       Pioneer Papp Small and Mid Cap Growth Portfolio VCT --
   Pioneer America Income VCT Portfolio -- Class II Shares                Class II Shares
   Pioneer Balanced VCT Portfolio -- Class II Shares                   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Pioneer Cullen Value VCT Portfolio -- Class II  Shares                 Shares
   Pioneer Emerging Markets VCT Portfolio -- Class II Shares           Pioneer Small Cap Value VCT VCT Portfolio -- Class II Shares
   Pioneer Equity Income VCT Portfolio -- Class II Shares              Pioneer Small Company VCT Portfolio -- Class II Shares
   Pioneer Equity Opportunities VCT Portfolio -- Class II Shares       Pioneer Strategic Income VCT Portfolio -- Class II Shares
   Pioneer Europe VCT Portfolio -- Class II Shares                     Pioneer Value  VCT Portfolio -- Class II Shares
   Pioneer Fund VCT Portfolio -- Class II Shares                     SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                                       All Cap Fund -- Class II
                                                                       Total Return Fund -- Class II
--------------
(1)     Formerly AIM V.I. Capital Appreciation Fund --           (3)   Formerly Franklin Small Cap Fund -- Class 2 Shares
        Series II
(2)     Formerly AIM V.I. Mid Cap Core Equity -- Series II       (4)   Formerly Salomon Brothers Variable Emerging Growth
                                                                       Fund -- Class II Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-291-2474 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                                     TABLE OF CONTENTS
Glossary...........................................   3      The Annuity Period...................................  46
Summary............................................   5         Maturity Date.....................................  46
Fee Table..........................................   9         Allocation of Annuity.............................  46
Condensed Financial Information....................  16         Variable Annuity..................................  46
The Annuity Contract...............................  16         Fixed Annuity.....................................  47
   Contract Owner Inquiries........................  17      Payment Options......................................  47
   Purchase Payments...............................  17         Election of Options...............................  47
   Accumulation Units..............................  18         Annuity Options...................................  47
   The Variable Funding Options....................  18         Variable Liquidity Benefit........................  48
The Fixed Account..................................  21      Miscellaneous Contract Provisions....................  48
Charges and Deductions.............................  21         Right to Return...................................  48
   General.........................................  21         Termination.......................................  48
   Withdrawal Charge...............................  22         Required Reports..................................  49
   Free Withdrawal Allowance.......................  22         Suspension of Payments............................  49
   Transfer Charge.................................  23      The Separate Accounts................................  49
   Administrative Charges..........................  23         Performance Information...........................  50
   Mortality and Expense Risk Charge...............  23      Federal Tax Considerations...........................  50
   Enhanced Stepped-Up Provision Charge............  23         General Taxation of Annuities.....................  50
   Guaranteed Minimum Withdrawal                                Types of Contracts: Qualified and
    Benefit Charge.................................  23           Non-qualified...................................  51
   Guaranteed Minimum Accumulation                              Qualified Annuity Contracts.......................  51
    Benefit Charge.................................  25         Mandatory Distributions for Qualified Plans.......  51
   Variable Liquidity Benefit Charges..............  25         Non-qualified Annuity Contracts...................  51
   Variable Funding Option Expenses................  25         Diversification Requirements for Variable
   Premium Tax.....................................  25           Annuities.......................................  52
   Changes in Taxes Based upon Premium                          Ownership of the Investments......................  52
     or Value......................................  25         Taxation of Death Benefit Proceeds................  53
Transfers..........................................  25         Puerto Rico Tax Considerations....................  53
   Dollar Cost Averaging...........................  26         Penalty Tax for Premature Distributions...........  53
Access to Your Money...............................  27         Non-Resident Aliens...............................  53
   Systematic Withdrawals..........................  27      Other Information....................................  54
Ownership Provisions...............................  28         The Insurance Companies...........................  54
   Types of Ownership..............................  28         Financial Statements..............................  54
     Contract Owner................................  28         Distribution of Variable Annuity Contracts........  54
     Beneficiary...................................  28         Conformity with State and Federal Laws............  56
     Annuitant.....................................  28         Voting Rights.....................................  56
Death Benefit......................................  29         Restrictions on Financial Transactions............  57
   Death Proceeds before the Maturity Date.........  29         Legal Proceedings and Opinions....................  57
   Enhanced Stepped-Up Provision...................  30      Appendix A: Condensed Financial
   Payment of Proceeds.............................  31         Information for Travelers Insurance
   Spousal Contract Continuance....................  33           Company: Separate Account Nine.................. A-1
   Beneficiary Contract Continuance................  33      Appendix B: Condensed Financial
   Planned Death Benefit...........................  34         Information for Travelers Life and Annuity
   Death Proceeds after Maturity Date..............  34           Company Separate Account Ten.................... B-1
 Living Benefits...................................  34      Appendix C: The Fixed Account........................ C-1
   Guaranteed Minimum Withdrawal Benefit...........  34      Appendix D: Contents of the Statement of
   Guaranteed Minimum Accumulation                              Additional Information............................ D-1
     Benefit.......................................  40

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
       TRAVELERS LIFE & ANNUITY PIONEER ANNUISTARSM FLEX VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding OptionS twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE............................  6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED PURCHASE PAYMENT CREDITS WITHDRAWN)

TRANSFER CHARGE..............................  $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE............  6%(3)

(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE........  $30.(4).

--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

                  YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
            -----------------------------------------------  -------------------
             GREATER THAN OR EQUAL TO       BUT LESS THAN
            --------------------------    -----------------
                    0 years                   1 year                  6%
                     1 year                   2 years                 5%
                    2 years                   3 years                 4%
                    3 years                   4 years                 3%
                    4+ years                                          0%

 (2)   We do not currently assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


                  YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
            -----------------------------------------------  -------------------
             GREATER THAN OR EQUAL TO       BUT LESS THAN
            --------------------------    -----------------
                     0 years                 1 year                   6%
                     1 year                  2 years                  5%
                    2 years                  3 years                  4%
                    3 years                  4 years                  3%
                    4 +years                                          0%

 (4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                               ANNUAL STEP-UP DEATH        ROLL-UP DEATH
                                                                     BENEFIT                  BENEFIT
                                                              -----------------------  ----------------------
Mortality and Expense Risk Charge...........................          1.70%                    1.90%
Administrative Expense Charge...............................          0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.........................................          1.85%                    2.05%
Optional E.S.P. Charge......................................          0.20%                    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..................................................          2.05%                    2.25%
Optional GMAB Charge........................................          0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..................................................          2.35%                    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
  SELECTED(5)...............................................          2.55%                    2.75%
Optional GMWB I Charge......................................          0.40%(6)                 0.40%(6)
Optional GMWB II Charge.....................................          0.50%(6)                 0.50%(6)
Optional GMWB III Charge....................................          0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..................................................          2.25%                    2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..................................................          2.35%                    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..................................................          2.10%                    2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
  I SELECTED................................................          2.45%                    2.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
  II SELECTED...............................................          2.55%                    2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
  III SELECTED..............................................          2.30%                    2.50%

-------------
(5) GMAB and GMWB cannot both be elected.

(6) The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                   MINIMUM             MAXIMUM
                                                              ------------------  ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....          0.42%              15.01%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------              --------------  -------------- ---------- -------------- -----------------   -------------
Money Market Portfolio.......
AIM VARIABLE INSURANCE FUNDS       0.32%            --          0.10%        0.42%             --             --(1)(17),
   AIM V.I. Capital
     Appreciation Fund --
     Series II Shares*.......      0.61%          0.25%         0.30%        1.16%             --             1.16%(2)
   AIM V.I. Mid Cap Core
     Equity Fund -- Series II
     Shares*.................      0.73%          0.25%         0.31%        1.29%             --             1.29%(3)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund -- Class
     2 Shares*...............      0.68%          0.25%         0.03%        0.96%           0.02%            0.94%(4)
   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2 Shares*.......     0.48%          0.25%         0.29%        1.02%           0.03%            0.99%(5)
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*...............      0.68%          0.25%         0.19%        1.12%           0.05%            1.07%(6)
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable
     Aggressive Growth Fund
     -- Class II Shares*......     0.87%          0.25%         0.16%        1.28%             --             1.28%(7)
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares*.........      0.64%          0.25%         0.02%        0.91%             --             0.91%
   Oppenheimer Global
     Securities Fund/VA --
     Service Shares*.........      0.63%          0.25%         0.03%        0.91%             --             0.91%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio -- Class
     II Shares*..............      0.55%          0.25%         0.26%        1.06%             --             1.06%
   Pioneer Balanced VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.29%        1.19%             --             1.19%
   Pioneer Cullen Value VCT
     Portfolio -- Class II
     Shares*.................      0.70%          0.25%         0.41%        1.36%           0.36%            1.00%(8)
   Pioneer Emerging Markets
     VCT Portfolio -- Class
     II Shares*..............      1.15%          0.25%         0.71%        2.11%           0.12%            1.99%(14)
   Pioneer Equity Income VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.08%        0.98%             --             0.98%

                                                  DISTRIBUTION
                                                     AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                    SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
                                   MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
   UNDERLYING FUND:                    FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
   ----------------              --------------  -------------- ---------- -------------- -----------------   -------------
   Pioneer Equity                     0.75%          0.25%         0.38%        1.38%           0.13%            1.25%(9)
     Opportunities VCT
     Portfolio -- Class II
     Shares*.................
   Pioneer Europe VCT
     Portfolio -- Class II
     Shares*.................         1.00%          0.25%         0.95%        2.20%           0.45%            1.75%(14)
   Pioneer Fund VCT
     Portfolio -- Class II
     Shares*.................         0.65%          0.25%         0.06%        0.96%             --             0.96%
   Pioneer Global High Yield
     VCT Portfolio -- Class
     II Shares*..............         0.65%          0.25%         0.39%        1.29%           0.29%            1.00%(8)
   Pioneer Growth Shares VCT
     Portfolio -- Class II
     Shares*.................         0.70%          0.25%         0.30%        1.25%             --             1.25%
   Pioneer High Yield VCT
     Portfolio -- Class II
     Shares*.................         0.65%          0.25%         0.14%        1.04%             --             1.04%
   Pioneer Ibbotson
     Aggressive Allocation
     VCT Portfolio -- Class
     II Shares*..............         0.17%          0.25%         1.15%        1.57%           0.08%            1.49%(10)
   Pioneer Ibbotson Growth
     Allocation VCT
     Portfolio -- Class II
     Shares*.................         0.17%          0.25%         1.12%        1.54%           0.09%            1.45%(11)
   Pioneer Ibbotson Moderate
     Allocation VCT
     Portfolio -- Class II
     Shares*.................         0.17%          0.25%         1.04%        1.46%           0.06%            1.40%(12)
   Pioneer International
     Value VCT Portfolio --
     Class II Shares*........         1.00%          0.25%         0.88%        2.13%             --             2.13%
   Pioneer Mid Cap Value VCT
     Portfolio -- Class II
     Shares*.................         0.65%          0.25%         0.07%        0.97%             --             0.97%
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio -- Class II
     Shares*.................         0.75%          0.25%           --         6.22%           5.27%            0.95%(13)
   Pioneer Papp
     America-Pacific Rim VCT
     Portfolio*..............         0.75%          0.25%           --        15.01%          14.06%            0.95%(13)
   Pioneer Papp Small and
     Mid Cap Growth
     Portfolio VCT -- Class
     II Shares*..............         0.75%          0.25%           --         7.50%           6.50%            1.00%(13)
   Pioneer Real Estate
     Shares VCT Portfolio --
     Class II Shares*........         0.80%          0.25%         0.18%        1.23%             --             1.23%
   Pioneer Small Cap Value
     VCT Portfolio -- Class
     II Shares*..............         0.75%          0.25%         0.59%        1.59%           0.05%            1.54%(14)
   Pioneer Small Company VCT
     Portfolio -- Class II
     Shares*.................         0.75%          0.25%         0.76%        1.76%           0.28%            1.48%(14)
   Pioneer Strategic Income
     VCT Portfolio -- Class
     II Shares*..............         0.65%          0.25%         0.39%        1.29%             --             1.29%(14)
   Pioneer Value VCT
     Portfolio -- Class II
     Shares*.................         0.75%          0.25%         2.61%        3.61%           2.11%            1.50%(15)
   SALOMON BROTHERS VARIABLE
     SERIES FUNDS INC.
..    All Cap Fund -- Class II*..      0.81%          0.25%         0.13%        1.19%             --             1.19%(16)
     Total Return Fund --
       Class II*...............       0.78%          0.25%         0.33%        1.36%             --             --(17)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(2) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(4) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(8) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(9) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.25% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(10) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.75%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(11) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.71%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(12) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.66%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57% -- 1.21% of average daily net assets.

(13) The expenses in the table above reflect the contractual expense limitation in effect through March 15, 2006 under which Pioneer has agreed to waive certain fees or reimburse expenses, if necessary, to limit other ordinary operating expenses attributable to Class II to 1.00% (Pioneer Papp Small & Mid Cap Value VCT Portfolio) and 0.95% (Pioneer Oak Ridge Large Cap Growth VCT Portfolio and Pioneer Papp America Pacific Rim VCT Portfolio) of the average daily net assets attributable to Class II shares.

(14) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets VCT Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(15) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares.

(16) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                               VOLUNTARY FEE
                                                               WAIVER AND/OR
                                                                  EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                          REIMBURSEMENT          OPERATING EXPENSES
       ---------------                                    ------------------------  ------------------------
       Money Market Portfolio...........................           0.02%                     0.40%
       Total Return Fund -- Class II....................           0.11%                     1.25%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. You cannot elect both GMAB and the GMWB.

EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    971      1527       1904       3937      371       1127       1904       3937
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    2306     4869       6547       9759      1706      4469       6547       9759

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    911      1352       1618       3397      311        952       1618       3397
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    2255     4763       6428       9693      1655      4363       6428       9693

EXAMPLE 3 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    921      1382       1666       3489      321        982       1666       3489
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    2264     4781       6448       9704      1664      4381       6448       9704

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    921      1382       1666       3489      321        982       1666       3489
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    2264     4781       6448       9704      1664      4381       6448       9704

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    897      1308       1545       3256      297        908       1545       3256
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    2243     4737       6398       9675      1643      4337       6398       9675


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Pioneer AnnuiStarSM Flex Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                          ANNUITANT ON THE CONTRACT DATE
    -----------------------------------------------        --------------------------------------------------
    Annual Step Up Death Benefit                                                  80
    5% Roll Up Death Benefit                                                      75
    Enhanced Stepped-Up Provision (E.S.P)                                         75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-291-2474.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New

York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Money Market Portfolio                     Seeks high current return with              Travelers Asset Management
                                           preservation of capital and liquidity.      International Company LLC
                                           The Fund normally invests in                ("TAMIC")
                                           high-quality short term money market
                                           instruments.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund      Seeks growth of capital. The Fund           A I M Advisors, Inc.
     -- Series II Shares                   invests principally in common stocks
                                           of companies expected to benefit from
                                           new or innovative products, services
                                           or processes and those that have
                                           above-average long-term earnings and
                                           have excellent prospects for future
                                           growth.

   AIM V.I. Mid Cap Core Equity Fund       The Fund invests, normally, at least        A I M Advisors, Inc.
     -- Series II Shares                   80% of its net assets plus the amount
                                           of any borrowings for investment
                                           purposes, in equity securities,
                                           including convertible securities, of
                                           mid-capitalization companies.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends               Seeks long-term capital appreciation,       Franklin Advisory Services, LLC
     Securities Fund -- Class 2 Shares     with preservation of capital is an
                                           important consideration. The Fund
                                           normally invests at least 80% of its
                                           net assets in investments of
                                           companies that have paid rising
                                           dividends.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares     Fund normally invests at least 80% of
                                           its net assets in investments of small
                                           capitalization and mid capitalization
                                           companies.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests at least 80% of
                                           its net assets in investments of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

GREENWICH STREET SERIES FUND
   Salomon Brothers Variable               Seeks capital appreciation. The Fund        Salomon Brothers Asset
     Aggressive Growth Fund -- Class       normally invests in common stocks of        Management, Inc. ("SBAM")
     II Shares                             companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation        Seeks capital appreciation. The Fund        Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares             normally invests in securities of
                                           well-known, established companies.

   Oppenheimer Global Securities           Seeks long-term capital appreciation.       Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares             The Fund normally invests in common
                                           stocks of foreign issuers,
                                           "growth-type" companies, cyclical
                                           industries and special situations
                                           that are considered to have
                                           appreciation possibilities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
PIONEER VARIABLE CONTRACTS TRUST
   Pineer America Income VCT               Seeks as high a level of current income     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          as is consistent with preservation
                                           of capital.

   Pioneer Balanced VCT Portfolio --       Seeks capital growth and current            Pioneer Investment Management, Inc.
     Class II Shares                       income by actively managing                 Subadviser: Prudential Investment
                                           investments in a diversified portfolio      Management, Inc.
                                           of equity securities.

   Pioneer Cullen Value VCT Portfolio      Seeks capital appreciation, with            Pioneer Investment Management, Inc.
     -- Class II Shares                    current income as a secondary
                                           objective.                                  Subadviser: Cullen Capital Management, Inc.

   Pioneer Emerging Markets VCT            Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Equity Income VCT               Seeks current income and long-term          Pioneer Investment Management, Inc.
    Portfolio -- Class II Shares           growth of capital from a portfolio
                                           consisting primarily of income
                                           producing equity securities of U.S.
                                           corporations.

   Pioneer Equity Opportunities VCT        Seeks long-term capital growth. As a        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          secondary objective, the portfolio may
                                           seek income.

   Pioneer Europe VCT Portfolio --         Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Class II Shares

   Pioneer Fund VCT Portfolio -- Class     Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     II Shares                             growth. The Fund normally invests in
                                           equity securities believed to be
                                           selling at reasonable prices or
                                           discounts to their underlying values.

   Pioneer Global High Yield VCT           Seeks to maximize total return through      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          a combination of income and capital
                                           appreciation.

   Pioneer Growth Shares VCT               Seeks appreciation of capital.              Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer High Yield VCT Portfolio --     Seeks to maximize total return through      Pioneer Investment Management, Inc.
      Class II Shares                      a combination of income and capital
                                           appreciation.

   Pioneer Ibbotson Aggressive             Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio -- Class                                                 Subadviser: Ibbotson Associates, LLC
     II Shares

   Pioneer Ibbotson Growth Allocation      Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares       current income.                            Subadviser: Ibbotson Associates, LLC

   Pioneer Ibbotson Moderate               Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio -- Class      current income.                            Subadviser: Ibbotson Associates, LLC
     II Shares

   Pioneer International Value VCT         Seeks long-term capital growth.             Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Mid Cap Value VCT               Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          normally invests in the equity
                                           securities of mid-size companies.

   Pioneer Oak Ridge Large Cap Growth      Seeks capital appreciation.                 Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares                                                  Subadviser: Oak Ridge
                                                                                       Investments, LLC

   Pioneer Papp America-Pacific Rim        Seeks long term capital growth.             Pioneer Investment Management, Inc.
     VCT Portfolio                                                                     Subadviser: L. Roy Papp &
                                                                                       Associates, LLP

   Pioneer Papp Small and Mid Cap          Seeks long term capital growth.             Pioneer Investment Management, Inc.
     Growth Portfolio VCT -- Class II                                                  Subadviser: L. Roy Papp &
     Shares                                                                            Associates, LLP

   Pioneer Real Estate Shares VCT          Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares          Current income is a secondary
                                           objective.

   Pioneer Small Cap Value VCT             Seeks capital growth by investing in a      Pioneer Investment Management, Inc.
      Portfolio -- Class II Shares         diversified portfolio of securities
                                           consisting primarily of common stock.

   Pioneer Small Company VCT               Seeks capital growth.                       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Strategic Income VCT            Seeks a high level of current income.       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

   Pioneer Value VCT Portfolio --          Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II Shares                       growth.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class II                Seeks capital appreciation. The Fund        SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies the
                                           manager believes are undervalued in
                                           the marketplace.

   Total Return Fund -- Class II           Seeks above average income (compared        SBAM
                                           to a portfolio invested entirely in
                                           equity securities). Secondarily seeks
                                           growth of capital and income.  The
                                           Fund normally invests in a broad range
                                           of equity and fixed-income securities
                                           of U.S. and foreign issuers.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                   YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
               ------------------------------------------ ----------------------
               GREATER THAN OR EQUAL TO   BUT LESS THAN
               ------------------------- ----------------
                        0 years                1 year                6%
                        1 year               2 years                5%
                       2 years               3 years                4%
                       3 years               4 years                3%
                       4+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a)   any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun, after the first Contract Year

       o   under the Managed Distribution Program, or

       o if you elect Annuity Payments for a fixed period of at least five years after the first Contract Year.

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
             ------------------------------------------ ----------------------
             GREATER THAN OR EQUAL TO   BUT LESS THAN
             ------------------------- ----------------
                     0 years                1 year                6%
                     1 year                 2 years               5%
                     2 years                3 years               4%
                     3 years                4 years               3%
                    4 +years                                      0%

Please refer to Payment Options for a description of this benefit

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

    o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

    o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

     o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these programs). The programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your Adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                        o  the Contract Value on the Death Report Date;
                                                        o  your adjusted Purchase Payment (see below);*
                                                        o  the Step-Up Value, if any, as described below
                                                        o  the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                        o  the Contract Value on the Death Report Date;
                                                        o  your adjusted Purchase Payment (see below) or*
                                                        o  the Step-Up Value, if any, as described below, or
                                                        o  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                           Purchase Payments and minus any partial surrender
                                                           reductions (as described below) that occur after the
                                                           Annuitant's 80th birthday.

--------------
 * If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the

Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made during the previous Contract Year

       c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000-$9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                                                 NON-QUALIFIED CONTRACTS

----------------------------------- ------------------------- ------------------------------------ --------------------
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                            MANDATORY PAYOUT
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:    UNLESS. . .                             RULES APPLY*
----------------------------------- ------------------------- ------------------------------------ --------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies),    Unless the beneficiary elects to     Yes
(WITH NO JOINT OWNER)               or if none, to the        continue the Contract rather than
                                    CONTRACT OWNER'S estate.  receive the distribution.
----------------------------------- ------------------------- ------------------------------------ --------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),    Unless the beneficiary elects to     Yes
(WITH NO JOINT OWNER)               or if none, to the        continue the Contract rather than
                                    CONTRACT OWNER'S estate.  receive the distribution.
----------------------------------- ------------------------- ------------------------------------ --------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint                                            Yes
NOT THE ANNUITANT)                  owner.
----------------------------------- ------------------------- ------------------------------------ --------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary (ies),    Unless the beneficiary elects to     Yes
THE ANNUITANT)                      or if none, to the        continue the Contract rather than
                                    surviving joint owner.    receive a distribution.
----------------------------------- ------------------------- ------------------------------------ --------------------
SPOUSAL JOINT OWNER (WHO IS THE     The surviving joint       Unless the spouse elects to          Yes
ANNUITANT)                          owner.                    continue the Contract.
----------------------------------- ------------------------- ------------------------------------ --------------------
SPOUSAL JOINT OWNER (WHO IS NOT     The beneficiary (ies),    Unless the spouse elects to          Yes
THE ANNUITANT)                      or if none, to the        continue the Contract
                                    surviving joint owner.    A spouse who is not the
                                                              beneficiary may decline to
                                                              continue the Contract and
                                                              instruct the Company to pay the
                                                              beneficiary.
----------------------------------- ------------------------- ------------------------------------ --------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),    Unless the beneficiary elects to     Yes
CONTRACT OWNER)                     or if none, to the        continue the Contract rather than
                                    CONTRACT OWNER'S estate.  receive a distribution.

                                                              But, if there is a CONTINGENT
                                                              ANNUITANT, then the CONTINGENT
                                                              ANNUITANT becomes the ANNUITANT
                                                              and the Contract continues in
                                                              effect (generally using the
                                                              original MATURITY DATE). The
                                                              proceeds will then be paid upon
                                                              the death of the CONTINGENT
                                                              ANNUITANT or owner.
----------------------------------- ------------------------- ------------------------------------ --------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner who                                        Yes
OWNER)                              is the ANNUITANT" above.
----------------------------------- ------------------------- ------------------------------------ --------------------
ANNUITANT (WHERE OWNER IS           The beneficiary (ies),                                         Yes (Death of
NON-NATURAL ENTITY/TRUST)           or if none, to the                                             ANNUITANT is
                                    CONTRACT OWNER.                                                treated as death of
                                                                                                   the owner in these
                                                                                                   circumstances.)
----------------------------------- ------------------------- ------------------------------------ --------------------
CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                          N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.
----------------------------------- ------------------------- ------------------------------------ --------------------
BENEFICIARY                         No death proceeds are                                          N/A
                                    payable; Contract
                                    continues.

----------------------------------- ------------------------- ------------------------------------ --------------------
CONTINGENT BENEFICIARY              No death proceeds are                                          N/A
                                    payable; Contract
                                    continues.
----------------------------------- ------------------------- ------------------------------------ --------------------

                               QUALIFIED CONTRACTS

----------------------------------- ------------------------- ------------------------------------ --------------------
    BEFORE THE MATURITY DATE,           THE COMPANY WILL      UNLESS. . .                           MANDATORY PAYOUT
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:                                            RULES APPLY*
----------------------------------- ------------------------- ------------------------------------ --------------------
OWNER/ANNUITANT                     The beneficiary (ies),    Unless the beneficiary elects to     Yes
                                    or if none, to the        continue the Contract rather than
                                    CONTRACT OWNER'S estate.  receive a distribution.
----------------------------------- ------------------------- ------------------------------------ --------------------
BENEFICIARY                         No death proceeds are                                          N/A
                                    payable; Contract
                                    continues.
----------------------------------- ------------------------- ------------------------------------ --------------------
CONTINGENT BENEFICIARY              No death proceeds are                                          N/A
                                    payable; Contract
                                    continues.
----------------------------------- ------------------------- ------------------------------------ --------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

--------------------------- --------------------------------- -------------------------------- --------------------------------
            NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III

--------------------------- --------------------------------- -------------------------------- --------------------------------
              ALSO CALLED:             Principal                         Principal                        Principal
                                       Guarantee                      Guarantee 5/10                     Guarantee 5

--------------------------- --------------------------------- -------------------------------- --------------------------------
             AVAILABILITY:   Not available for purchase on      Available on or after March      Available on or after March
                            or after March 21, 2005, unless    21, 2005 if approved in your     21, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state
--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I               GMWB II             GMWB III
                                                               --------------------- -------------------- -------------------
If you make your first withdrawal BEFORE the 3rd                     5% of RBB             5% of RBB           5% of RBB
anniversary after you purchase GMWB:.......................
If you make your first withdrawal AFTER the 3rd
anniversary after you purchase GMWB:.......................   .     10% of RBB            10% of RBB           5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

    o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

    o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

    o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

    o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT            RBB              AWB (5%)
                        VALUE                                                  VALUE
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $10,000          $10,000                $500           $10,000          $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT           RBB               AWB (5%)
                        VALUE                                                  VALUE
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000    [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                   X 10,000/115,000)]    91,304/100,000)]                    (100,000 X      (88,235/100,000)]
                                                                                          10,000/85,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

       o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

           o    a qualified retirement plan (Code Section 401),

           o    a tax-sheltered annuity (Code Section 403(b)),

           o    an individual retirement account (Code Sections 408(a)),

           o    an individual retirement annuity (Code Section 408(b)), or

           o    a qualified deferred compensation plan (Code Section 457).

         Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

     o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

         You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

     o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to

Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                            GMWB I                    GMWB II                 GMWB III
                                                    --------------------------  -----------------------  ---------------------
Current Annual Charge..............................          0.40%                     0.50%                   0.25%
Maximum Annual Charge After a Reset................          1.00%                     1.00%                    N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------- -------------------------------- ------------------------------- -------------------------------
                                       GMWB I                          GMWB II                         GMWB III
-------------------------- -------------------------------- ------------------------------- -------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
-------------------------- -------------------------------- ------------------------------- -------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-------------------------- -------------------------------- ------------------------------- -------------------------------
RESET                                    Yes                             Yes                              No
-------------------------- -------------------------------- ------------------------------- -------------------------------
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
-------------------------- -------------------------------- ------------------------------- -------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-------------------------- -------------------------------- ------------------------------- -------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------- -------------------------------- ------------------------------- -------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     |X| If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     |X| If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                                                        EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
                        ------------------------------------------------- -----------------------------------------------------
                                   INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
                        -------------- ----------------- ---------------- ----------------- ----------------- -----------------
                                             BASE                                                 BASE
                          CONTRACT       CALCULATION                                          CALCULATION
                            VALUE           AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
----------------------- -------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE      $100,000         $100,000      Not Applicable       $100,000          $100,000       Not Applicable
----------------------- -------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE             $115,000         $100,000         $100,000          $85,000           $100,000          $100,000
----------------------- -------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE TO
GMAB RIDER                                 $0(1)                                                 $15,000(2)
----------------------- -------------- ----------------- ---------------- ----------------- ----------------- -----------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                        ------------------------------------------------- -----------------------------------------------------
                          ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS        ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                        -------------- ----------------- ---------------- ----------------- ----------------- -----------------
                                                              BASE                                                  BASE
                          CONTRACT         PURCHASE        CALCULATION     CONTRACT VALUE       PURCHASE        CALCULATION
                            VALUE          PAYMENT           AMOUNT                             PAYMENT            AMOUNT
----------------------- -------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE      $100,000         $100,000         $100,000          $100,000          $100,000          $100,000
----------------------- -------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL PURCHASE
PAYMENT                   $120,000      Not Applicable      $100,000          $120,000       Not Applicable       $100,000
----------------------- -------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL PURCHASE
PAYMENT                   $130,000         $10,000          $110,000          $130,000          $10,000           $100,000
----------------------- -------------- ----------------- ---------------- ----------------- ----------------- -----------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                              EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT
                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL$105,000             $90,000               $10,000               $8,696               $10,000
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------

                                              EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT
                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                                     CLASS B SUBACCOUNTS/UNDERLYING FUNDS
--------------------------------------------------------------------------------------   ---------------------------------------
AIM VARIABLE INSURANCE FUNDS                 Pioneer Fund VCT Portfolio -- Class II      Money Market Portfolio
  AIM V.I. Capital Appreciation Fund --        Shares                                    PIONEER VARIABLE CONTRACTS TRUST
    Series II Shares                         Pioneer Growth Shares VCT Portfolio --        Pioneer America Income VCT
  AIM V.I. Mid Cap Core Equity Fund --         Class II Shares                               Portfolio -- Class II Shares
    Series II Shares                         Pioneer Ibbotson Aggressive Allocation        Pioneer Global High Yield VCT Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE          VCT Portfolio -- Class II Shares              -- Class II Shares
  PRODUCTS TRUST                             Pioneer Ibbotson Growth Allocation            Pioneer High Yield VCT Portfolio -- Class
  Franklin Rising Dividends Securities         VCT Portfolio -- Class II Shares              II Shares
    Fund -- Class 2 Shares                   Pioneer Ibbotson Moderate Allocation          Pioneer Strategic Income VCT Portfolio --
  Franklin Small-Mid Cap Growth                VCT Portfolio -- Class II Shares              Class II Shares
    Securities Fund -- Class 2 Shares        Pioneer International Value VCT

  Templeton Foreign Securities Fund --       Portfolio -- Class II Shares
    Class 2 Shares                           Pioneer Mid Cap Value VCT Portfolio --
GREENWICH STREET SERIES FUND                   Class II Shares
  Salomon Brothers Variable Aggressive       Pioneer Oak Ridge Large Cap Growth
    Growth Fund -- Class II Shares             VCT Portfolio -- Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS           Pioneer Papp America-Pacific Rim VCT
  Oppenheimer Capital Appreciation             Portfolio
    Fund/VA -- Service Shares                Pioneer Papp Small and Mid Cap
  Oppenheimer Global Securities                Growth Portfolio VCT -- Class II
    Fund/VA -- Service Shares                  Shares
PIONEER VARIABLE CONTRACTS TRUST             Pioneer Real Estate Shares VCT Portfolio
  Pioneer Balanced VCT Portfolio --            -- Class II Shares
    Class II Shares                          Pioneer Small Cap Value VCT Portfolio
  Pioneer Cullen Value VCT Portfolio --        -- Class II Shares
    Class II Shares                          Pioneer Small Company VCT Portfolio
  Pioneer Emerging Markets VCT                 -- Class II Shares
    Portfolio -- Class II Shares             Pioneer Value VCT Portfolio --  Class II
  Pioneer Equity Income VCT Portfolio --       Shares
    Class II Shares                          SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  Pioneer Equity Opportunities VCT           All Cap Fund -- Class II
    Portfolio -- Class II Shares             Total Return Fund -- Class II
  Pioneer Europe VCT Portfolio --
    Class II Shares

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

  o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

  o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



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

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

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                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

  o   The Travelers Insurance Company ("TIC")
  o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.The

Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Markets Inc. (f/k/a Smith Barney), Citicorp Investment Services, Inc., Linsco/Private Ledger, and Merrill Lynch, Pierce, Fenner & Smith, Incorporated.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

WHOLESALER BROKER-DEALERS. The Company and TDLLC have entered into agreements with certain broker-dealers who receive compensation for providing services related to the wholesale distribution of the Contracts, in particular providing marketing support to the retail broker-dealer firms with which we enter into selling agreements.

PIONEER FUNDS DISTRIBUTOR, INC. The Company and TDLLC have entered into a distribution arrangement with Pioneer Funds Distributor, Inc. ("PFD") under which the Company and TDLLC pay PFD a fee of 1.0% of all Purchase Payment made under the Contracts for providing wholesale distribution support in relation to the Pioneer Annuistar line of products. In addition, PFD receives a portion of the administrative, marketing or other support service payments made to the Company or TDLLC by certain of the Underlying Funds. The Pioneer Annuistar line of products feature portfolios of the Pioneer Variable Contracts Trust as Variable Funding Options. Pioneer Variable Contracts Trust is advised by Pioneer Investment Management Inc. and the portfolios are distributed by PFD, its affiliate. Pioneer Variable Contracts Trust and PFD have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by PFD (based on average net assets of the Underlying Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              -------   -------------   -------------   ---------------
  Money Market Portfolio (3/02).............................   2004         0.986           0.977           810,036
                                                               2003         0.996           0.986           146,533

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund --
  Series II (11/03).........................................   2004         1.032           1.077           184,576
                                                               2003         1.000           1.032                --

  AIM V.I. Mid Cap Core Equity Fund --
  Series II (11/03).........................................   2004         1.043           1.163            50,867
                                                               2003         1.000           1.043                --

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund -- Class 2
  Shares (11/03)............................................   2004         1.033           1.125           283,469
                                                               2003         1.000           1.033                --


  Franklin Small Cap Fund -- Class 2 Shares (2/00)..........   2004         1.158           1.267           703,458
                                                               2003         0.859           1.158           247,570

  Templeton Foreign Securities Fund -- Class 2
  Shares (2/00).............................................   2004         1.177           1.369           672,403
                                                               2003         0.907           1.177           254,384

Greenwich Street Series Fund
  Salomon Brothers Variable Aggressive Growth Fund --
  Class II Shares (11/03)...................................   2004         1.057           1.128           232,001
                                                               2003         1.000           1.057                --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              ------    -------------   -------------   ---------------
Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA --
  Service Shares (11/03)....................................   2004         1.052           1.101           345,115
                                                               2003         1.000           1.052                --

  Oppenheimer Global Securities Fund/VA -- Service
  Shares (11/03)............................................   2004         1.080           1.261           255,642
                                                               2003         1.000           1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.002           1.014           339,787
                                                               2003         1.000           1.002                --

  Pioneer Balanced VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.033           1.061           126,383
                                                               2003         1.000           1.033                --

  Pioneer Emerging Markets VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.125           1.311             5,170
                                                               2003         1.000           1.125                --

  Pioneer Equity Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.064           1.212           213,388
                                                               2003         1.000           1.064                --

  Pioneer Europe VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.094           1.270             7,246
                                                               2003         1.000           1.094                --

  Pioneer Fund VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.053           1.147            34,036
                                                               2003         1.000           1.053                --

  Pioneer Growth Shares VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.030           1.075            26,797
                                                               2003         1.000           1.030                --

  Pioneer High Yield VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.025           1.084           431,399
                                                               2003         1.000           1.025                --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              ------    -------------   -------------   ---------------
  Pioneer International Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.093           1.270           121,874
                                                               2003         1.000           1.093                --

  Pioneer Mid Cap Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.051           1.257           203,225
                                                               2003         1.000           1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
  Class II Shares (3/04)....................................   2004         1.000           1.093            10,877

  Pioneer Papp America-Pacific Rim Fund VCT -- Class II
  Shares (3/04).............................................   2004         1.000           0.999                --

  Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
  Class II Shares (3/04)....................................   2004         1.000           1.071            11,558

  Pioneer Real Estate Shares VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.044           1.388            50,021
                                                               2003         1.000           1.044                --

  Pioneer Small Cap Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.062           1.250             8,762
                                                               2003         1.000           1.062                --

  Pioneer Small Company VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.038           1.154             5,951
                                                               2003         1.000           1.038                --

  Pioneer Strategic Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.024           1.105           177,857
                                                               2003         1.000           1.024                --

  Pioneer Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.062           1.161            92,827
                                                               2003         1.000           1.062                --

Salomon Brothers Variable Series Funds Inc.
  Total Return Fund -- Class II (11/03).....................   2004         1.038           1.106            21,743
                                                               2003         1.000           1.038                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.75%

                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              ------    -------------   -------------   ---------------
  Money Market Portfolio (3/02).............................   2004         1.000           0.992                --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund --
  Series II (11/03).........................................   2004         1.000           1.052                --

  AIM V.I. Mid Cap Core Equity Fund --
  Series II (11/03).........................................   2004         1.000           1.063                --

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund -- Class 2
  Shares (11/03)............................................   2004         1.000           1.070                --

  Franklin Small Cap Fund -- Class 2 Shares (2/00)..........   2004         1.000           1.083                --

  Templeton Foreign Securities Fund -- Class 2
  Shares (2/00).............................................   2004         1.000           1.154                --

Greenwich Street Series Fund
  Salomon Brothers Variable Aggressive Growth Fund --
  Class II Shares (11/03)...................................   2004         1.000           1.050                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA --
  Service Shares (11/03)....................................   2004         1.000           1.045                --

  Oppenheimer Global Securities Fund/VA -- Service
  Shares (11/03)............................................   2004         1.000           1.166                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.030                --

  Pioneer Balanced VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.024                --

  Pioneer Emerging Markets VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.293                --

  Pioneer Equity Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.123                --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              ------    -------------   -------------   ---------------
  Pioneer Europe VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.175                --

  Pioneer Fund VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.088                --

  Pioneer Growth Shares VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.079                --

  Pioneer High Yield VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.083                --

  Pioneer International Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.168                --

  Pioneer Mid Cap Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.141                --

  Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
  Class II Shares (3/04)....................................   2004         1.000           1.068                --

  Pioneer Papp America-Pacific Rim Fund VCT --
  Class II Shares (3/04)....................................   2004         1.000           0.990                --

  Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
  Class II Shares (3/04)....................................   2004         1.000           1.008                --

  Pioneer Real Estate Shares VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.305                --

  Pioneer Small Cap Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.151                --

  Pioneer Small Company VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.106                --

  Pioneer Strategic Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.096                --

  Pioneer Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.084                --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              ------    -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
  Total Return Fund -- Class II (11/03).....................   2004         1.000           1.051                --



                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                   APPENDIX B--CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              ------    -------------   -------------   ---------------
  Money Market Portfolio (5/02).............................   2004         0.986           0.977           673,304
                                                               2003         0.996           0.986           855,860

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund --
  Series II (11/03).........................................   2004         1.032           1.077            47,287
                                                               2003         1.000           1.032                --

  AIM V.I. Mid Cap Core Equity Fund --
  Series II (11/03).........................................   2004         1.043           1.163            15,653
                                                               2003         1.000           1.043                --

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund -- Class 2
  Shares (11/03)............................................   2004         1.033           1.125            46,550
                                                               2003         1.000           1.033                --

  Franklin Small Cap Fund -- Class 2 Shares (11/99).........   2004         1.158           1.267           909,411
                                                               2003         0.859           1.158           907,594

  Templeton Foreign Securities Fund -- Class 2
  Shares (11/99)............................................   2004         1.177           1.369         1,963,706
                                                               2003         0.907           1.177         1,293,188

Greenwich Street Series Fund
  Salomon Brothers Variable Aggressive Growth Fund --
  Class II Shares (12/03)...................................   2004         1.057           1.128            36,753
                                                               2003         1.000           1.057                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              ------    -------------   -------------   ---------------
Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA --
  Service Shares (11/03)....................................   2004         1.052           1.101               257
                                                               2003         1.000           1.052                --

  Oppenheimer Global Securities Fund/VA --
  Service Shares (11/03)....................................   2004         1.080           1.261            34,230
                                                               2003         1.000           1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.002           1.014           104,018
                                                               2003         1.000           1.002                --

  Pioneer Balanced VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.033           1.061             9,421
                                                               2003         1.000           1.033                --

  Pioneer Emerging Markets VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.125           1.311             2,258
                                                               2003         1.000           1.125                --

  Pioneer Equity Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.064           1.212            46,366
                                                               2003         1.000           1.064                --

  Pioneer Europe VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.094           1.270            14,289
                                                               2003         1.000           1.094                --

  Pioneer Fund VCT Portfolio -- Class II
  Shares (12/03)............................................   2004         1.053           1.147            60,415
                                                               2003         1.000           1.053                --

  Pioneer Growth Shares VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.030           1.075                --
                                                               2003         1.000           1.030                --

  Pioneer High Yield VCT Portfolio -- Class II
  Shares (12/03)............................................   2004         1.025           1.084           234,397
                                                               2003         1.000           1.025                --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              ------    -------------   -------------   ---------------
  Pioneer International Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.093           1.270                --
                                                               2003         1.000           1.093                --

  Pioneer Mid Cap Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.051           1.257            10,917
                                                               2003         1.000           1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT -
  Portfolio - Class II Shares (4/04)........................   2004         1.039           1.093            17,469

  Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
  Class II Shares (5/04)....................................   2004         1.041           1.071                --

  Pioneer Real Estate Shares VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.044           1.388            26,252
                                                               2003         1.000           1.044                --

  Pioneer Small Cap Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.062           1.250             4,495
                                                               2003         1.000           1.062                --

  Pioneer Small Company VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.038           1.154             8,427
                                                               2003         1.000           1.038                --

  Pioneer Strategic Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.024           1.105           122,491
                                                               2003         1.000           1.024                --

  Pioneer Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.062           1.161            19,453
                                                               2003         1.000           1.062                --

Salomon Brothers Variable Series Funds Inc.
  Total Return Fund -- Class II (12/03).....................   2004         1.038           1.106            47,717
                                                               2003         1.000           1.038                --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.75%


                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              ------    -------------   -------------   ---------------
  Money Market Portfolio (5/02).............................   2004         1.000           0.992                --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund --
  Series II (11/03).........................................   2004         1.000           1.052                --

  AIM V.I. Mid Cap Core Equity Fund --
  Series II (11/03).........................................   2004         1.000           1.063                --

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund -- Class 2
  Shares (11/03)............................................   2004         1.000           1.070                --

  Franklin Small Cap Fund -- Class 2 Shares (11/99).........   2004         1.000           1.083                --

  Templeton Foreign Securities Fund -- Class 2
  Shares (11/99)............................................   2004         1.000           1.154                --

Greenwich Street Series Fund
  Salomon Brothers Variable Aggressive Growth Fund --
  Class II Shares (12/03)...................................   2004         1.000           1.050                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA --
  Service Shares (11/03)....................................   2004         1.000           1.045                --

  Oppenheimer Global Securities Fund/VA --
  Service Shares (11/03)....................................   2004         1.000           1.166                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.030                --

  Pioneer Balanced VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.024                --

  Pioneer Emerging Markets VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.293                --

  Pioneer Equity Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.123                --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR      END OF YEAR
----------------                                              ------    -------------   -------------   ---------------
  Pioneer Europe VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.175                --

  Pioneer Fund VCT Portfolio -- Class II
  Shares (12/03)............................................   2004         1.000           1.088                --

  Pioneer Growth Shares VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.079                --

  Pioneer High Yield VCT Portfolio -- Class II
  Shares (12/03)............................................   2004         1.000           1.083                --

  Pioneer International Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.168                --

  Pioneer Mid Cap Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.141                --

  Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
  Class II Shares (4/04)....................................   2004         1.000           1.068                --

  Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
  Class II Shares (5/04)....................................   2004         1.000           1.008                --

  Pioneer Real Estate Shares VCT Portfolio -- Class II
  Shares (11/03)............................................  2004         1.000           1.305                 --

  Pioneer Small Cap Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.151                --

  Pioneer Small Company VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.106                --

  Pioneer Strategic Income VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.096                --

  Pioneer Value VCT Portfolio -- Class II
  Shares (11/03)............................................   2004         1.000           1.084                --

Salomon Brothers Variable Series Funds Inc.
  Total Return Fund -- Class II (12/03).....................   2004         1.000           1.051                --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Auditors
                       Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
         ---------------------------------------------------
Address:
         ---------------------------------------------------

         ---------------------------------------------------

L-19989                                                        May 2, 2005
                                                             17504-00-0505

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                           PIONEER L ANNUISTARSM FLEX


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 2, 2005


                                       FOR


            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES


                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.................................................         2
PRINCIPAL UNDERWRITER.................................................         2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.....................         2
VALUATION OF ASSETS...................................................         3
FEDERAL TAX CONSIDERATIONS............................................         4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................         7
CONDENSED FINANCIAL INFORMATION.......................................         8
FINANCIAL STATEMENTS..................................................       F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

         o        The Travelers Insurance Company ("TIC")
         o        The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Ten for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account Ten are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS
                                ($ in thousands)


------------------------------------------- ---------------------------------------- ----------------------------------------
                                            UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                    BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ---------------------------------------- ----------------------------------------
2004                                                       $125,706                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2003                                                       $121,903                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2002                                                       $103,960                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

    (a) = investment income plus capital gains and losses (whether realized or unrealized);

    (b) = any deduction for applicable taxes (presently zero); and

    (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005.

(Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent registered public accounting firm to examine and report on the fund's financial statements.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Ten for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

ANNUAL REPORT
DECEMBER 31, 2004



















             THE TRAVELERS SEPARATE ACCOUNT TEN
             FOR VARIABLE ANNUITIES















[TRAVELERS LIFE & ANNUITY LOGO OMITTED]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  0610

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004



                                     CAPITAL APPRECIATION     HIGH YIELD BOND                              MONEY MARKET
                                             FUND                  TRUST         MANAGED ASSETS TRUST       PORTFOLIO
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $            524,258  $             74,533  $             14,141  $          1,973,798

   Receivables:
      Dividends ...................                    --                    --                    --                 1,735
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............               524,258                74,533                14,141             1,975,533
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $            524,258  $             74,533  $             14,141  $          1,975,533
                                     ====================  ====================  ====================  ====================




                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                                     AIM V.I. CAPITAL      AIM V.I. MID CAP          AIM V.I.          ALLIANCEBERNSTEIN
                                     APPRECIATION FUND -   CORE EQUITY FUND -     PREMIER EQUITY       GROWTH AND INCOME
                                         SERIES II             SERIES II          FUND - SERIES I     PORTFOLIO - CLASS B
                                    --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $            176,692  $            257,689  $          1,315,701  $          4,931,944

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............               176,692               257,689             1,315,701             4,931,944
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $            176,692  $            257,689  $          1,315,701  $          4,931,944
                                     ====================  ====================  ====================  ====================




                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004




 ALLIANCEBERNSTEIN                                                                     CREDIT SUISSE TRUST    DELAWARE VIP REIT
  PREMIER GROWTH     GLOBAL GROWTH FUND -     GROWTH FUND -      GROWTH-INCOME FUND -   EMERGING MARKETS      SERIES - STANDARD
PORTFOLIO - CLASS B     CLASS 2 SHARES       CLASS 2 SHARES        CLASS 2 SHARES          PORTFOLIO                CLASS
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          7,096,410 $         29,725,147  $         84,436,695  $         95,895,393  $            149,793  $          2,696,196

                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           7,096,410           29,725,147            84,436,695            95,895,393               149,793             2,696,196
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          7,096,410 $         29,725,147  $         84,436,695  $         95,895,393  $            149,793  $          2,696,196
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004




                                         DREYFUS VIF          DREYFUS VIF          FRANKLIN RISING
                                        APPRECIATION       DEVELOPING LEADERS         DIVIDENDS              FRANKLIN
                                     PORTFOLIO - INITIAL   PORTFOLIO - INITIAL     SECURITIES FUND -     SMALL CAP FUND -
                                            SHARES               SHARES             CLASS 2 SHARES        CLASS 2 SHARES
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $            482,382  $          1,638,697  $            432,196  $         12,822,321

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............               482,382             1,638,697               432,196            12,822,321
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $            482,382  $          1,638,697  $            432,196  $         12,822,321
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004




                         TEMPLETON             TEMPLETON
   MUTUAL SHARES      DEVELOPING MARKETS   FOREIGN SECURITIES     TEMPLETON GROWTH
 SECURITIES FUND -     SECURITIES FUND -     FUND - CLASS 2       SECURITIES FUND -       APPRECIATION       DIVERSIFIED STRATEGIC
  CLASS 2 SHARES        CLASS 2 SHARES            SHARES            CLASS 2 SHARES         PORTFOLIO           INCOME PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$         16,194,785 $          3,774,433  $         18,336,173  $          2,282,982  $         32,703,122  $         17,036,164

                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

          16,194,785            3,774,433            18,336,173             2,282,982            32,703,122            17,036,164
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$         16,194,785 $          3,774,433  $         18,336,173  $          2,282,982  $         32,703,122  $         17,036,164
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                                                                   SALOMON BROTHERS       SALOMON BROTHERS
                                        EQUITY INDEX                             VARIABLE AGGRESSIVE    VARIABLE AGGRESSIVE
                                         PORTFOLIO -        FUNDAMENTAL VALUE       GROWTH  FUND -         GROWTH  FUND -
                                       CLASS II SHARES          PORTFOLIO          CLASS I SHARES         CLASS II SHARES
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $         15,368,977  $         46,065,023  $            716,145  $            573,381

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............            15,368,977            46,065,023               716,145               573,381
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $         15,368,977  $         46,065,023  $            716,145  $            573,381
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004




  SALOMON BROTHERS
  VARIABLE GROWTH &                        GLOBAL LIFE SCIENCES    GLOBAL TECHNOLOGY     MID CAP GROWTH        WORLDWIDE GROWTH
    INCOME FUND -    BALANCED PORTFOLIO -  PORTFOLIO - SERVICE    PORTFOLIO - SERVICE  PORTFOLIO - SERVICE   PORTFOLIO - SERVICE
   CLASS I SHARES       SERVICE SHARES            SHARES                SHARES                SHARES                SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             85,228 $          1,320,569  $             57,876  $            183,807  $          3,207,895  $            279,912


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              85,228            1,320,569                57,876               183,807             3,207,895               279,912
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$             85,228 $          1,320,569  $             57,876  $            183,807  $          3,207,895  $            279,912
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                                                                                                       MERRILL LYNCH GLOBAL
                                      LAZARD RETIREMENT     GROWTH AND INCOME       MID-CAP VALUE        ALLOCATION V.I.
                                     SMALL CAP PORTFOLIO        PORTFOLIO             PORTFOLIO          FUND - CLASS III
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $          2,845,188  $         11,266,682  $         13,371,701  $          1,411,604

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............             2,845,188            11,266,682            13,371,701             1,411,604
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $          2,845,188  $         11,266,682  $         13,371,701  $          1,411,604
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                      OPPENHEIMER CAPITAL
MERRILL LYNCH VALUE      APPRECIATION       OPPENHEIMER GLOBAL    OPPENHEIMER MAIN        REAL RETURN           TOTAL RETURN
 OPPORTUNITIES V.I.    FUND/VA - SERVICE    SECURITIES FUND/VA -   STREET FUND/VA -       PORTFOLIO -            PORTFOLIO -
  FUND - CLASS III          SHARES            SERVICE SHARES       SERVICE SHARES      ADMINISTRATIVE CLASS  ADMINISTRATIVE CLASS
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          1,438,435 $            121,829  $            262,705  $              2,157  $         13,747,211  $         67,209,226


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           1,438,435              121,829               262,705                 2,157            13,747,211            67,209,226
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          1,438,435 $            121,829  $            262,705  $              2,157  $         13,747,211  $         67,209,226
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                                                                   PIONEER EMERGING
                                       PIONEER AMERICA      PIONEER BALANCED         MARKETS VCT          PIONEER EQUITY
                                     INCOME VCT PORTFOLIO    VCT PORTFOLIO -          PORTFOLIO -      INCOME VCT PORTFOLIO -
                                     - CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $            220,012  $             66,928  $            103,877  $            676,467

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............               220,012                66,928               103,877               676,467
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $            220,012  $             66,928  $            103,877  $            676,467
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



 PIONEER EUROPE VCT    PIONEER FUND VCT   PIONEER GROWTH SHARES   PIONEER HIGH YIELD   PIONEER INTERNATIONAL   PIONEER MIDACAP
PORTFOLIO - CLASS II   PORTFOLIO - CLASS     VCT PORTFOLIO -       VCT PORTFOLIO -     VALUE VCT PORTFOLIO -  VALUE VCT PORTFOLIO -
     SHARES                II SHARES         CLASS II SHARES       CLASS II SHARES       CLASS II SHARES        CLASS II SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             18,142 $            392,070  $             22,568  $            792,361  $             36,102  $            142,645


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              18,142              392,070                22,568               792,361                36,102               142,645
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$             18,142 $            392,070  $             22,568  $            792,361  $             36,102  $            142,645
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                                      PIONEER OAK RIDGE    PIONEER PAPP SMALL &  PIONEER REAL ESTATE    PIONEER SMALL CAP
                                      LARGE CAP GROWTH      MID CAP GROWTH VCT       SHARES VCT             VALUE VCT
                                       VCT PORTFOLIO -         PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                        CLASS II SHARES       CLASS II SHARES      CLASS II SHARES       CLASS II SHARES
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $            193,189  $             19,014  $             74,204  $            100,548

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............               193,189                19,014                74,204               100,548
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $            193,189  $             19,014  $             74,204  $            100,548
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



   PIONEER SMALL       PIONEER STRATEGIC                                                    PUTNAM VT
    COMPANY VCT           INCOME VCT        PIONEER VALUE VCT    PUTNAM VT DISCOVERY   INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP
PORTFOLIO - CLASS II      PORTFOLIO -      PORTFOLIO - CLASS II      GROWTH FUND -         FUND - CLASS IB    VALUE FUND - CLASS
     SHARES            CLASS II SHARES           SHARES            CLASS IB SHARES            SHARES               IB SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             29,296 $            761,535  $            269,285  $            494,177  $          3,323,410  $          7,923,169


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              29,296              761,535               269,285               494,177             3,323,410             7,923,169
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$             29,296 $            761,535  $            269,285  $            494,177  $          3,323,410  $          7,923,169
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                        ALL CAP FUND -        INVESTORS FUND -     LARGE CAP GROWTH      SMALL CAP GROWTH
                                           CLASS I                CLASS I           FUND - CLASS I        FUND - CLASS I
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $         19,251,362  $         13,955,931  $            584,721  $          8,374,068

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............            19,251,362            13,955,931               584,721             8,374,068
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $         19,251,362  $         13,955,931  $            584,721  $          8,374,068
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                                                                                       MULTIPLE DISCIPLINE   MULTIPLE DISCIPLINE
                         SMITH BARNEY      SMITH BARNEY PREMIER  MULTIPLE DISCIPLINE   PORTFOLIO - BALANCED   PORTFOLIO - GLOBAL
 TOTAL RETURN FUND -  DIVIDEND STRATEGY     SELECTIONS ALL CAP   PORTFOLIO - ALL CAP    ALL CAP GROWTH AND    ALL CAP GROWTH AND
     CLASS II             PORTFOLIO          GROWTH PORTFOLIO     GROWTH AND VALUE            VALUE                  VALUE
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             81,341 $          2,664,667  $          2,814,257  $        114,555,473  $         84,896,312  $         20,667,341


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              81,341            2,664,667             2,814,257           114,555,473            84,896,312            20,667,341
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$             81,341 $          2,664,667  $          2,814,257  $        114,555,473  $         84,896,312  $         20,667,341
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                     MULTIPLE DISCIPLINE      CONVERTIBLE
                                     PORTFOLIO - LARGE CAP     SECURITIES        DISCIPLINED MID CAP      EQUITY INCOME
                                       GROWTH AND VALUE         PORTFOLIO          STOCK PORTFOLIO          PORTFOLIO
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $         10,740,910  $          5,230,152  $          1,132,200  $         16,268,496

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............            10,740,910             5,230,152             1,132,200            16,268,496
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $         10,740,910  $          5,230,152  $          1,132,200  $         16,268,496
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



FEDERATED HIGH YIELD   FEDERATED STOCK                           LAZARD INTERNATIONAL  MERRILL LYNCH LARGE       MFS EMERGING
     PORTFOLIO            PORTFOLIO        LARGE CAP PORTFOLIO     STOCK PORTFOLIO      CAP CORE PORTFOLIO     GROWTH PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          2,757,630 $            151,710  $          6,234,655  $          5,099,947  $          2,980,702  $          4,949,263


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           2,757,630              151,710             6,234,655             5,099,947             2,980,702             4,949,263
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          2,757,630 $            151,710  $          6,234,655  $          5,099,947  $          2,980,702  $          4,949,263
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                      MFS MID CAP GROWTH        MFS VALUE           PIONEER FUND        TRAVELERS QUALITY
                                          PORTFOLIO             PORTFOLIO            PORTFOLIO            BOND PORTFOLIO
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $          1,293,124  $            232,335  $          1,327,779  $          2,976,487

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............             1,293,124               232,335             1,327,779             2,976,487
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $          1,293,124  $            232,335  $          1,327,779  $          2,976,487
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                         AIM CAPITAL                                                    SB ADJUSTABLE RATE       SMITH BARNEY
  U.S. GOVERNMENT       APPRECIATION         MFS TOTAL RETURN     PIONEER STRATEGIC     INCOME PORTFOLIO -     AGGRESSIVE GROWTH
SECURITIES PORTFOLIO      PORTFOLIO             PORTFOLIO          INCOME PORTFOLIO       CLASS I SHARES           PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             33,351 $          4,464,817  $         68,423,185  $            283,104  $          4,895,514  $         64,061,769


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              33,351            4,464,817            68,423,185               283,104             4,895,514            64,061,769
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$             33,351 $          4,464,817  $         68,423,185  $            283,104  $          4,895,514  $         64,061,769
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                                              SMITH BARNEY                              SMITH BARNEY LARGE
                                      SMITH BARNEY HIGH     INTERNATIONAL ALL    SMITH BARNEY LARGE       CAPITALIZATION
                                       INCOME PORTFOLIO    CAP GROWTH PORTFOLIO  CAP VALUE PORTFOLIO     GROWTH PORTFOLIO
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $         27,422,936  $          2,736,046  $          8,889,771  $         28,370,470

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............            27,422,936             2,736,046             8,889,771            28,370,470
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $         27,422,936  $          2,736,046  $          8,889,771  $         28,370,470
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



  SMITH BARNEY MID    SMITH BARNEY MONEY    STRATEGIC EQUITY      TRAVELERS MANAGED        VAN KAMPEN        COMSTOCK PORTFOLIO -
 CAP CORE PORTFOLIO    MARKET PORTFOLIO        PORTFOLIO          INCOME PORTFOLIO     ENTERPRISE PORTFOLIO    CLASS II SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$         16,480,425 $         17,803,383  $          8,881,385  $         20,141,856  $          2,531,596  $          4,862,975


                  --               14,141                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

          16,480,425           17,817,524             8,881,385            20,141,856             2,531,596             4,862,975
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$         16,480,425 $         17,817,524  $          8,881,385  $         20,141,856  $          2,531,596  $          4,862,975
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                                                                 SMITH BARNEY SMALL
                                       EMERGING GROWTH         ENTERPRISE            CAP GROWTH           CONTRAFUND(R)
                                     PORTFOLIO - CLASS I      PORTFOLIO -           OPPORTUNITIES      PORTFOLIO - SERVICE
                                            SHARES           CLASS II SHARES          PORTFOLIO               CLASS
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $          7,242,901  $             98,117  $          5,610,682  $         11,221,878

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............             7,242,901                98,117             5,610,682            11,221,878
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $          7,242,901  $             98,117  $          5,610,682  $         11,221,878
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                       DYNAMIC CAPITAL
    CONTRAFUND(R)       APPRECIATION
PORTFOLIO - SERVICE      PORTFOLIO -        MID CAP PORTFOLIO -
       CLASS 2         SERVICE CLASS 2       SERVICE CLASS 2           COMBINED
-------------------- --------------------  --------------------  --------------------
$          3,176,929 $            266,609  $         15,358,198  $      1,182,644,955


                  --                   --                    --                15,876
-------------------- --------------------  --------------------  --------------------

           3,176,929              266,609            15,358,198         1,182,660,831
-------------------- --------------------  --------------------  --------------------




                  --                   --                    --                    --
-------------------- --------------------  --------------------  --------------------

$          3,176,929 $            266,609  $         15,358,198  $      1,182,660,831
==================== ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004




                                                         CAPITAL         HIGH YIELD BOND    MANAGED ASSETS      MONEY MARKET
                                                     APPRECIATION FUND         TRUST             TRUST            PORTFOLIO
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              --  $           4,852  $             315  $          18,356
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................             7,979                465                 55             33,620
   Administrative fees .............................               664                 33                  4              2,680
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................             8,643                498                 59             36,300
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............            (8,643)             4,354                256            (17,944)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                  4                117                 --
      Realized gain (loss) on sale of investments ..            13,627                 16                  1                 --
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................            13,627                 20                118                 --
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................            71,146             (1,239)               233                 --
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $          76,130  $           3,135  $             607  $         (17,944)
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004




  AIM V.I. CAPITAL    AIM V.I. MID CAP          AIM V.I.          ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
 APPRECIATION FUND -  CORE EQUITY FUND -     PREMIER EQUITY       GROWTH AND INCOME      PREMIER GROWTH      GLOBAL GROWTH FUND -
   SERIES II              SERIES II          FUND - SERIES I     PORTFOLIO - CLASS B   PORTFOLIO - CLASS B      CLASS 2 SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$                 -- $                 54  $              5,925  $             32,577  $                 --  $            110,665
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


               1,577                2,782                21,843                77,928                92,653               401,439
                 118                  199                 2,043                 6,593                10,196                37,272
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               1,695                2,981                23,886                84,521               102,849               438,711
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              (1,695)              (2,927)              (17,961)              (51,944)             (102,849)             (328,046)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --               11,017                    --                    --                    --                    --
                  39                  179                20,783                38,145              (402,022)               50,718
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

                  39               11,196                20,783                38,145              (402,022)               50,718
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              14,878               10,244                41,064               410,048               944,261             3,148,957
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$             13,222 $             18,513  $             43,886  $            396,249  $            439,390  $          2,871,629
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                          GROWTH-INCOME     CREDIT SUISSE     DELAWARE VIP REIT
                                                      GROWTH FUND -      FUND - CLASS 2     TRUST EMERGING    SERIES - STANDARD
                                                      CLASS 2 SHARES         SHARES        MARKETS PORTFOLIO        CLASS
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $         132,446  $         781,856  $             378  $          40,055
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................         1,177,911          1,389,201              2,279             41,086
   Administrative fees .............................           104,064            122,497                199              3,183
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................         1,281,975          1,511,698              2,478             44,269
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............        (1,149,529)          (729,842)            (2,100)            (4,214)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --                 --             41,503
      Realized gain (loss) on sale of investments ..           (26,816)           157,744              2,489             38,989
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................           (26,816)           157,744              2,489             80,492
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         8,546,821          7,484,969             27,194            497,107
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $       7,370,476  $       6,912,871  $          27,583  $         573,385
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



    DREYFUS VIF          DREYFUS VIF         FRANKLIN RISING
   APPRECIATION       DEVELOPING LEADERS   DIVIDENDS SECURITIES                           MUTUAL SHARES      TEMPLETON DEVELOPING
    PORTFOLIO -       PORTFOLIO - INITIAL     FUND - CLASS 2      FRANKLIN SMALL CAP     SECURITIES FUND -    MARKETS SECURITIES
  INITIAL SHARES           SHARES                 SHARES         FUND - CLASS 2 SHARES    CLASS 2 SHARES     FUND - CLASS 2 SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$              7,896 $              3,122  $              1,307  $                 --  $            100,536  $             38,028
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


               8,531               26,555                 4,030               181,915               240,381                42,757
                 660                2,182                   292                16,378                19,528                 3,425
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               9,191               28,737                 4,322               198,293               259,909                46,182
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              (1,295)             (25,615)               (3,015)             (198,293)             (159,373)               (8,154)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                 2,574                    --                    --                    --
              13,110                9,463                   150                24,519                28,752                 9,670
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              13,110                9,463                 2,724                24,519                28,752                 9,670
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


                 551              142,284                28,790             1,201,643             1,552,249               579,370
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$             12,366 $            126,132  $             28,499  $          1,027,869  $          1,421,628  $            580,886
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                     TEMPLETON FOREIGN  TEMPLETON GROWTH                        DIVERSIFIED
                                                     SECURITIES FUND -  SECURITIES FUND -    APPRECIATION        STRATEGIC
                                                      CLASS 2 SHARES     CLASS 2 SHARES       PORTFOLIO       INCOME PORTFOLIO
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $         149,084  $          15,978  $         350,372  $         812,729
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................           238,175             25,807            476,395            244,482
   Administrative fees .............................            20,908              2,114             44,309             23,022
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................           259,083             27,921            520,704            267,504
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............          (109,999)           (11,943)          (170,332)           545,225
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ..            23,174              2,916            103,385             (5,976)
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................            23,174              2,916            103,385             (5,976)
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         2,409,288            225,778          2,111,544            222,496
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $       2,322,463  $         216,751  $       2,044,597  $         761,745
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                            SALOMON BROTHERS      SALOMON BROTHERS      SALOMON BROTHERS
   EQUITY INDEX                            VARIABLE AGGRESSIVE   VARIABLE AGGRESSIVE    VARIABLE GROWTH &
    PORTFOLIO -       FUNDAMENTAL VALUE       GROWTH FUND -        GROWTH FUND -         INCOME FUND -       BALANCED PORTFOLIO -
  CLASS II SHARES        PORTFOLIO           CLASS I SHARES        CLASS II SHARES       CLASS I SHARES         SERVICE SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            199,478 $            293,873  $                 --  $                 --  $                745  $             28,152
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             234,237              678,118                10,949                 6,074                 1,525                24,388
              21,151               62,932                   814                   435                   116                 1,811
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             255,388              741,050                11,763                 6,509                 1,641                26,199
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (55,910)            (447,177)              (11,763)               (6,509)                 (896)                1,953
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --            1,041,064                    --                    --                    --                    --
              78,517              127,433                 2,566                    97                 2,307                 3,045
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              78,517            1,168,497                 2,566                    97                 2,307                 3,045
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


           1,096,494            1,867,027                52,745                37,647                 3,376                68,415
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$          1,119,101 $          2,588,347  $             43,548  $             31,235  $              4,787  $             73,413
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                       GLOBAL LIFE
                                                        SCIENCES        GLOBAL TECHNOLOGY   MID CAP GROWTH    WORLDWIDE GROWTH
                                                        PORTFOLIO -       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                                      SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              --  $              --  $              --  $           3,190
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................             1,168              3,195             40,789              8,218
   Administrative fees .............................                87                260              4,270                605
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................             1,255              3,455             45,059              8,823
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............            (1,255)            (3,455)           (45,059)            (5,633)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ..             1,290              2,296           (104,347)             4,413
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................             1,290              2,296           (104,347)             4,413
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................             6,060               (671)           642,172            (10,967)
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $           6,095  $          (1,830) $         492,766  $         (12,187)
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                                             OPPENHEIMER CAPITAL
                                                                 MERRILL LYNCH GLOBAL  MERRILL LYNCH VALUE      APPRECIATION
 LAZARD RETIREMENT    GROWTH AND INCOME       MID-CAP VALUE        ALLOCATION V.I.      OPPORTUNITIES V.I.    FUND/VA - SERVICE
SMALL CAP PORTFOLIO       PORTFOLIO             PORTFOLIO          FUND - CLASS III     FUND - -CLASS III           SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$                 -- $             79,193  $             33,741  $             43,147  $                 --  $                 20
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              37,686              144,230               159,796                13,596                14,193                 1,131
               2,951               10,814                12,529                   973                 1,051                    82
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              40,637              155,044               172,325                14,569                15,244                 1,213
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (40,637)             (75,851)             (138,584)               28,578               (15,244)               (1,193)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --               80,500               171,882                    --               382,300                    --
              20,052               20,755                 5,391                 1,248                   415                    (1)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              20,052              101,255               177,273                 1,248               382,715                    (1)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             294,003              847,287             1,832,208                89,862              (243,729)                6,660
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            273,418 $            872,691  $          1,870,897  $            119,688  $            123,742  $              5,466
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                     OPPENHEIMER GLOBAL                      REAL RETURN       TOTAL RETURN
                                                        SECURITIES      OPPENHEIMER MAIN      PORTFOLIO -        PORTFOLIO -
                                                     FUND/VA - SERVICE  STREET FUND/VA -    ADMINISTRATIVE     ADMINISTRATIVE
                                                           SHARES        SERVICE SHARES         CLASS              CLASS
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              99  $              --  $         105,963  $       1,181,109
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................             2,225                  6            185,872          1,076,699
   Administrative fees .............................               165                 --             15,225             93,742
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................             2,390                  6            201,097          1,170,441
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............            (2,291)                (6)           (95,134)            10,668
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --            413,901            965,920
      Realized gain (loss) on sale of investments ..               104                 --             18,956             72,831
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................               104                 --            432,857          1,038,751
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................            35,896                118            357,804            762,901
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $          33,709  $             112  $         695,527  $       1,812,320
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



 PIONEER AMERICA                             PIONEER EMERGING
   INCOME VCT         PIONEER BALANCED         MARKETS VCT      PIONEER EQUITY INCOME   PIONEER EUROPE VCT      PIONEER FUND
   PORTFOLIO -         VCT PORTFOLIO -         PORTFOLIO -         VCT PORTFOLIO -         PORTFOLIO -         VCT PORTFOLIO -
  CLASS II SHARES      CLASS II SHARES       CLASS II SHARES       CLASS II SHARES        CLASS II SHARES      CLASS II SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$              4,416 $                998  $                193  $              8,821  $                 --  $              2,427
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


               1,913                  822                   898                 6,753                   110                 4,081
                 144                   59                    63                   490                    10                   306
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               2,057                  881                   961                 7,243                   120                 4,387
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               2,359                  117                  (768)                1,578                  (120)               (1,960)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                    --
                (160)                   5                    46                   628                    12                    96
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

                (160)                   5                    46                   628                    12                    96
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


                (146)               1,729                18,660                65,947                 3,250                34,210
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$              2,053 $              1,851  $             17,938  $             68,153  $              3,142  $             32,346
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                      PIONEER GROWTH                           PIONEER         PIONEER MID CAP
                                                        SHARES VCT     PIONEER HIGH YIELD INTERNATIONAL VALUE     VALUE VCT
                                                        PORTFOLIO -      VCT PORTFOLIO -    VCT PORTFOLIO -      PORTFOLIO -
                                                      CLASS II SHARES    CLASS II SHARES    CLASS II SHARES    CLASS II SHARES
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              --  $          22,366  $              93  $             268
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................               287              8,696                376              1,607
   Administrative fees .............................                20                664                 27                120
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................               307              9,360                403              1,727
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............              (307)            13,006               (310)            (1,459)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --              1,645                 --                940
      Realized gain (loss) on sale of investments ..               (43)           (13,509)                23                207
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................               (43)           (11,864)                23              1,147
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................             1,559             26,900              5,656             19,597
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $           1,209  $          28,042  $           5,369  $          19,285
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



 PIONEER OAK RIDGE   PIONEER PAPP SMALL &                                                 PIONEER SMALL       PIONEER STRATEGIC
 LARGE CAP GROWTH     MID CAP GROWTH VCT   PIONEER REAL ESTATE    PIONEER SMALL CAP        COMPANY VCT           INCOME VCT
  VCT PORTFOLIO -        PORTFOLIO -      SHARES VCT PORTFOLIO - VALUE VCT PORTFOLIO -     PORTFOLIO -           PORTFOLIO -
  CLASS II SHARES      CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS  II SHARES      CLASS II SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$                 -- $                 --  $              1,475  $                 --  $                 --  $             22,159
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


               1,340                  232                   709                 1,232                   339                 7,926
                 100                   16                    53                    90                    26                   583
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               1,440                  248                   762                 1,322                   365                 8,509
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              (1,440)                (248)                  713                (1,322)                 (365)               13,650
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                 6,583
                  25                   (2)                  407                    67                     7                 6,354
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

                  25                   (2)                  407                    67                     7                12,937
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              13,663                  795                12,607                14,807                 3,112                26,565
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$             12,248 $                545  $             13,727  $             13,552  $              2,754  $             53,152
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                           PUTNAM VT          PUTNAM VT          PUTNAM VT
                                                     PIONEER VALUE VCT  DISCOVERY GROWTH    INTERNATIONAL        SMALL CAP
                                                        PORTFOLIO -     FUND - CLASS IB      EQUITY FUND -      VALUE FUND -
                                                      CLASS II SHARES        SHARES         CLASS IB SHARES    CLASS IB SHARES
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              32  $              --  $          44,837  $          22,243
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................             1,781              8,016             54,304            109,398
   Administrative fees .............................               129                712              4,518              9,625
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................             1,910              8,728             58,822            119,023
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............            (1,878)            (8,728)           (13,985)           (96,780)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                25                 --                 --                 --
      Realized gain (loss) on sale of investments ..                51              7,697             66,917            161,043
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................                76              7,697             66,917            161,043
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................            19,092             26,456            349,066          1,373,783
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $          17,290  $          25,425  $         401,998  $       1,438,046
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                                                SMITH BARNEY
   ALL CAP FUND -      INVESTORS FUND -     LARGE CAP GROWTH      SMALL CAP GROWTH        TOTAL RETURN            DIVIDEND
      CLASS I              CLASS I            FUND - CLASS I       FUND - CLASS I        FUND - CLASS II      STRATEGY PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            100,307 $            196,570  $                997  $                 --  $              1,191  $             24,894
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             270,844              186,878                 9,031               115,033                   736                45,830
              25,246               17,104                   747                 9,958                    58                 3,741
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             296,090              203,982                 9,778               124,991                   794                49,571
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

            (195,783)              (7,412)               (8,781)             (124,991)                  397               (24,677)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                 1,363                    --
             141,393               57,464                 1,050                80,383                    (3)               14,594
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             141,393               57,464                 1,050                80,383                 1,360                14,594
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


           1,109,549              951,622                (6,590)            1,006,099                 2,073                37,339
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$          1,055,159 $          1,001,674  $            (14,321) $            961,491  $              3,830  $             27,256
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                            MULTIPLE          MULTIPLE           MULTIPLE
                                                       SMITH BARNEY        DISCIPLINE        DISCIPLINE         DISCIPLINE
                                                    PREMIER SELECTIONS   PORTFOLIO - ALL     PORTFOLIO -        PORTFOLIO -
                                                      ALL CAP GROWTH        CAP GROWTH     BALANCED ALL CAP    GLOBAL ALL CAP
                                                         PORTFOLIO          AND VALUE      GROWTH AND VALUE   GROWTH AND VALUE
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              --  $         353,234  $         672,923  $          87,310
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................            45,195          1,815,526          1,378,322            277,249
   Administrative fees .............................             3,975            143,510            108,933             22,409
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................            49,170          1,959,036          1,487,255            299,658
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............           (49,170)        (1,605,802)          (814,332)          (212,348)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --            410,891            187,909             66,289
      Realized gain (loss) on sale of investments ..            16,409            269,231            286,637             42,462
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................            16,409            680,122            474,546            108,751
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................            53,750          5,282,941          2,540,293          1,395,699
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $          20,989  $       4,357,261  $       2,200,507  $       1,292,102
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



MULTIPLE DISCIPLINE
PORTFOLIO - LARGE CAP    CONVERTIBLE       DISCIPLINED MID CAP      EQUITY INCOME      FEDERATED HIGH YIELD    FEDERATED STOCK
  GROWTH AND VALUE   SECURITIES PORTFOLIO    STOCK PORTFOLIO          PORTFOLIO             PORTFOLIO             PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             80,337 $            110,033  $              2,922  $            204,813  $            197,664  $              2,098
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             159,411               68,861                17,626               242,570                44,851                 2,118
              12,846                5,511                 1,395                21,450                 3,593                   175
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             172,257               74,372                19,021               264,020                48,444                 2,293
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (91,920)              35,661               (16,099)              (59,207)              149,220                  (195)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



             108,386                   --                30,770               710,793                    --                    --
              46,139               45,335                15,134                87,498                12,724                 1,355
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             154,525               45,335                45,904               798,291                12,724                 1,355
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             376,157              121,598               102,956               448,520                31,512                 9,639
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            438,762 $            202,594  $            132,761  $          1,187,604  $            193,456  $             10,799
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                             LAZARD         MERRILL LYNCH
                                                        LARGE CAP        INTERNATIONAL        LARGE CAP         MFS EMERGING
                                                        PORTFOLIO        STOCK PORTFOLIO    CORE PORTFOLIO    GROWTH PORTFOLIO
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $          48,724  $          73,119  $          15,221  $              --
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................            88,433             66,528             39,459             64,821
   Administrative fees .............................             8,989              5,375              3,786              6,967
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................            97,422             71,903             43,245             71,788
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............           (48,698)             1,216            (28,024)           (71,788)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ..          (182,158)             9,588            (27,346)          (367,552)
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................          (182,158)             9,588            (27,346)          (367,552)
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................           430,690            542,814            409,527            922,598
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $         199,834  $         553,618  $         354,157  $         483,258
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



    MFS MID CAP           MFS VALUE           PIONEER FUND        TRAVELERS QUALITY      U.S. GOVERNMENT         AIM CAPITAL
  GROWTH PORTFOLIO        PORTFOLIO            PORTFOLIO            BOND PORTFOLIO     SECURITIES PORTFOLIO APPRECIATION PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$                 -- $              2,507  $             11,472  $            140,748  $              1,455  $              5,878
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              20,598                  980                17,919                51,341                   760                61,003
               1,656                   79                 1,429                 4,204                    56                 6,158
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              22,254                1,059                19,348                55,545                   816                67,161
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (22,254)               1,448                (7,876)               85,203                   639               (61,283)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                1,921                    --                    --                    12                    --
              13,796                  127                 7,793                (2,187)                2,437                11,263
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              13,796                2,048                 7,793                (2,187)                2,449                11,263
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             142,156               13,005               112,316               (49,492)                  (35)              245,382
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            133,698 $             16,501  $            112,233  $             33,524  $              3,053  $            195,362
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                          SB ADJUSTABLE RATE    SMITH BARNEY
                                                        MFS TOTAL       PIONEER STRATEGIC INCOME PORTFOLIO -  AGGRESSIVE GROWTH
                                                     RETURN PORTFOLIO   INCOME PORTFOLIO    CLASS I SHARES        PORTFOLIO
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $       1,755,256  $          18,577  $          51,710  $              --
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................         1,023,738              1,059             51,055            926,790
   Administrative fees .............................            92,121                 81              4,512             84,913
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................         1,115,859              1,140             55,567          1,011,703
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............           639,397             17,437             (3,857)        (1,011,703)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................         1,790,021                 --                 --            234,694
      Realized gain (loss) on sale of investments ..           142,995                 19              1,667             90,535
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................         1,933,016                 19              1,667            325,229
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         3,162,427             (8,494)           (19,059)         5,057,812
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $       5,734,840  $           8,962  $         (21,249) $       4,371,338
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                         SMITH BARNEY                             SMITH BARNEY LARGE
 SMITH BARNEY HIGH    INTERNATIONAL ALL    SMITH BARNEY LARGE       CAPITALIZATION      SMITH BARNEY MID      SMITH BARNEY MONEY
 INCOME PORTFOLIO    CAP GROWTH PORTFOLIO  CAP VALUE PORTFOLIO     GROWTH PORTFOLIO     CAP CORE PORTFOLIO     MARKET PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          2,188,809 $             23,822  $            162,721  $            101,333  $                 --  $            192,997
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             437,881               34,151               119,741               455,171               234,639               377,289
              37,369                3,768                12,965                42,092                22,499                35,342
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             475,250               37,919               132,706               497,263               257,138               412,631
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           1,713,559              (14,097)               30,015              (395,930)             (257,138)             (219,634)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                    --
              32,755               62,843               (49,714)              313,144                83,556                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              32,755               62,843               (49,714)              313,144                83,556                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             289,119              338,690               756,074              (312,264)            1,442,097                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$          2,035,433 $            387,436  $            736,375  $           (395,050) $          1,268,515  $           (219,634)
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                              VAN KAMPEN          COMSTOCK
                                                     STRATEGIC EQUITY   TRAVELERS MANAGED     ENTERPRISE         PORTFOLIO -
                                                        PORTFOLIO       INCOME PORTFOLIO      PORTFOLIO        CLASS II SHARES
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $         119,741  $         942,390  $          13,575  $          26,723
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................           118,153            338,452             32,827             75,588
   Administrative fees .............................            12,680             30,549              3,582              5,761
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................           130,833            369,001             36,409             81,349
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............           (11,092)           573,389            (22,834)           (54,626)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ..          (371,398)           (56,553)          (112,514)            40,797
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................          (371,398)           (56,553)          (112,514)            40,797
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         1,085,840           (315,386)           189,913            589,243
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $         703,350  $         201,450  $          54,565  $         575,414
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                            SMITH BARNEY SMALL                                                 DYNAMIC CAPITAL
  EMERGING GROWTH        ENTERPRISE            CAP GROWTH            CONTRAFUND(R)         CONTRAFUND(R)        APPRECIATION
    PORTFOLIO -         PORTFOLIO -           OPPORTUNITIES          PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
  CLASS I SHARES       CLASS II SHARES          PORTFOLIO            SERVICE CLASS        SERVICE CLASS 2      SERVICE CLASS 2
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$                 -- $                133  $              3,801  $             22,620  $              4,543  $                 --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              98,811                1,798                78,958               156,263                48,272                 4,162
              10,652                  146                 6,567                14,383                 3,768                   353
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             109,463                1,944                85,525               170,646                52,040                 4,515
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

            (109,463)              (1,811)              (81,724)             (148,026)              (47,497)               (4,515)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --               118,211                    --                    --                    --
            (565,465)                 853               411,050                55,428                10,478                   906
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

            (565,465)                 853               529,261                55,428                10,478                   906
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


           1,031,219                2,028               269,947             1,360,242               369,677                 2,790
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            356,291 $              1,070  $            717,484  $          1,267,644  $            332,658  $               (819)
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                    MID CAP PORTFOLIO -
                                                      SERVICE CLASS 2        COMBINED
                                                     -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              --  $      12,668,737
                                                     -----------------  -----------------

EXPENSES:
   Insurance charges ...............................           198,862         17,500,344
   Administrative fees .............................            16,570          1,530,354
                                                     -----------------  -----------------

      Total expenses ...............................           215,432         19,030,698
                                                     -----------------  -----------------

         Net investment income (loss) ..............          (215,432)        (6,361,961)
                                                     -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --          6,781,235
      Realized gain (loss) on sale of investments ..            31,253          1,296,495
                                                     -----------------  -----------------

         Realized gain (loss) ......................            31,253          8,077,730
                                                     -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         2,690,612         73,646,937
                                                     -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $       2,506,433  $      75,362,706
                                                     =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                 CAPITAL APPRECIATION FUND     HIGH YIELD BOND TRUST        MANAGED ASSETS TRUST
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $     (8,643) $     (5,443) $      4,354  $         --  $        256  $         --
   Realized gain (loss) .......................        13,627         4,253            20            --           118            --
   Change in unrealized gain (loss)
      on investments ..........................        71,146        69,997        (1,239)           --           233            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............        76,130        68,807         3,135            --           607            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............        66,156        90,088        70,992            --         3,070            --
   Participant transfers from other
      funding options .........................        18,140       124,818           502            --        10,464            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................          (144)          (63)           --            --            --            --
   Contract surrenders ........................       (13,734)      (11,089)           --            --            --            --
   Participant transfers to other
      funding options .........................        (6,143)      (73,051)          (96)           --            --            --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....        64,275       130,703        71,398            --        13,534            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...       140,405       199,510        74,533            --        14,141            --


NET ASSETS:
      Beginning of year .......................       383,853       184,343            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $    524,258  $    383,853  $     74,533  $         --  $     14,141  $         --
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                                           AIM V.I. CAPITAL APPRECIATION   AIM V.I. MID CAP CORE
                                                  MONEY MARKET PORTFOLIO          FUND - SERIES II        EQUITY FUND - SERIES II
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (17,944) $    (18,764) $     (1,695) $         --  $     (2,927) $         --
   Realized gain (loss) .......................            --            --            39            --        11,196            --
   Change in unrealized gain (loss)
      on investments ..........................            --            --        14,878            --        10,244            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       (17,944)      (18,764)       13,222            --        18,513            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,404,563     1,425,618       100,481            --       131,333            --
   Participant transfers from other
      funding options .........................     1,268,160     1,947,953        65,756            --       113,184            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................          (316)         (218)          (16)           --           (14)           --
   Contract surrenders ........................      (105,274)     (242,777)       (2,400)           --        (4,210)           --
   Participant transfers to other
      funding options .........................    (2,799,221)   (1,763,898)         (351)           --        (1,117)           --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............      (106,401)       (1,541)           --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....      (338,489)    1,365,137       163,470            --       239,176            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...      (356,433)    1,346,373       176,692            --       257,689            --


NET ASSETS:
      Beginning of year .......................     2,331,966       985,593            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $  1,975,533  $  2,331,966  $    176,692  $         --  $    257,689  $         --
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



AIM V.I. PREMIER EQUITY FUND -   ALLIANCEBERNSTEIN GROWTH AND     ALLIANCEBERNSTEIN PREMIER          GLOBAL GROWTH FUND -
          SERIES I                INCOME PORTFOLIO - CLASS B      GROWTH PORTFOLIO - CLASS B            CLASS 2 SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (17,961) $      (18,728) $      (51,944) $      (22,034) $     (102,849) $      (92,052) $     (328,046) $     (159,605)
        20,783             725          38,145          29,450        (402,022)       (714,478)         50,718        (257,300)

        41,064         303,823         410,048         559,804         944,261       2,030,907       3,148,957       4,642,597
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        43,886         285,820         396,249         567,220         439,390       1,224,377       2,871,629       4,225,692
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        35,568          69,511         527,347       1,468,342         356,829         360,214       3,586,121       4,139,466

        20,619         367,318         602,756       1,644,695         203,124         304,139       5,155,812       3,861,095
            --              --          30,833              --           7,275              --         101,388              --
          (169)           (164)           (490)           (236)         (2,271)         (2,528)         (2,713)         (2,152)
       (45,133)        (32,556)       (190,667)        (26,042)       (296,214)       (230,988)       (837,063)       (338,721)

      (169,369)        (56,305)       (182,279)       (426,750)       (456,083)       (689,612)     (1,386,255)     (1,047,132)
            --              --         (30,833)             --          (7,275)             --        (101,388)             --
       (20,999)       (189,270)             --              --         (45,528)        (64,954)       (223,629)        (58,872)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


      (179,483)        158,534         756,667       2,660,009        (240,143)       (323,729)      6,292,273       6,553,684
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

      (135,597)        444,354       1,152,916       3,227,229         199,247         900,648       9,163,902      10,779,376



     1,451,298       1,006,944       3,779,028         551,799       6,897,163       5,996,515      20,561,245       9,781,869
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    1,315,701  $    1,451,298  $    4,931,944  $    3,779,028  $    7,096,410  $    6,897,163  $   29,725,147  $   20,561,245
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                       GROWTH FUND -            GROWTH-INCOME FUND -        CREDIT SUISSE TRUST
                                                      CLASS 2 SHARES              CLASS 2 SHARES         EMERGING MARKETS PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $ (1,149,529) $   (508,935) $   (729,842) $   (129,677) $     (2,100) $     (1,459)
   Realized gain (loss) .......................       (26,816)     (388,468)      157,744       (73,027)        2,489         1,224
   Change in unrealized gain (loss)
      on investments ..........................     8,546,821    10,981,641     7,484,969    11,922,364        27,194        31,356
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............     7,370,476    10,084,238     6,912,871    11,719,660        27,583        31,121
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............    12,684,468    16,551,133    12,090,956    18,340,054            38         7,373
   Participant transfers from other
      funding options .........................    14,020,143    13,531,932    15,470,252    17,383,565         1,696        52,190
   Growth rate intra-fund transfers in ........       206,710            --       183,039            --            --            --
   Administrative charges .....................        (8,131)       (5,610)       (9,773)       (6,102)          (37)          (34)
   Contract surrenders ........................    (1,809,915)     (701,085)   (2,247,991)   (1,311,271)       (7,532)       (5,785)
   Participant transfers to other
      funding options .........................    (2,600,001)   (2,502,035)   (3,321,171)   (2,795,491)          (43)          (49)
   Growth rate intra-fund transfers out .......      (206,710)           --      (183,039)           --            --            --
   Other payments to participants .............      (697,299)     (753,862)     (613,627)     (301,766)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....    21,589,265    26,120,473    21,368,646    31,308,989        (5,878)       53,695
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...    28,959,741    36,204,711    28,281,517    43,028,649        21,705        84,816


NET ASSETS:
      Beginning of year .......................    55,476,954    19,272,243    67,613,876    24,585,227       128,088        43,272
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 84,436,695  $ 55,476,954  $ 95,895,393  $ 67,613,876  $    149,793  $    128,088
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



  DELAWARE VIP REIT SERIES -      DREYFUS VIF APPRECIATION      DREYFUS VIF DEVELOPING LEADERS     FRANKLIN RISING DIVIDENDS
       STANDARD CLASS             PORTFOLIO - INITIAL SHARES      PORTFOLIO - INITIAL SHARES   SECURITIES FUND - CLASS 2 SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----

$       (4,214) $       (5,203) $       (1,295) $         (216) $      (25,615) $      (13,605) $       (3,015) $           --
        80,492          13,832          13,110           1,768           9,463           5,606           2,724              --

       497,107         268,823             551          56,600         142,284         216,498          28,790              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       573,385         277,452          12,366          58,152         126,132         208,499          28,499              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       501,858         661,486         108,455         157,010         214,085         316,290         221,676              --

       258,692         370,734          51,087         124,747         168,265         388,078         186,479              --
            --              --              --              --              --              --              --              --
          (470)           (282)           (104)            (45)           (213)            (91)            (22)             --
      (140,604)        (16,548)        (95,913)        (11,543)        (21,244)         (5,629)         (3,629)             --

       (85,293)       (107,652)        (18,984)        (11,687)        (23,210)        (78,331)           (807)             --
            --              --              --              --              --              --              --              --
           191              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       534,374         907,738          44,541         258,482         337,683         620,317         403,697              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

     1,107,759       1,185,190          56,907         316,634         463,815         828,816         432,196              --



     1,588,437         403,247         425,475         108,841       1,174,882         346,066              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    2,696,196  $    1,588,437  $      482,382  $      425,475  $    1,638,697  $    1,174,882  $      432,196  $           --
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                                                                           TEMPLETON DEVELOPING
                                                 FRANKLIN SMALL CAP FUND -    MUTUAL SHARES SECURITIES      MARKETS SECURITIES
                                                       CLASS 2 SHARES          FUND - CLASS 2 SHARES       FUND - CLASS 2 SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (198,293) $    (97,261) $   (159,373) $    (44,389) $     (8,154) $     (4,271)
   Realized gain (loss) .......................        24,519      (226,200)       28,752         1,651         9,670         1,005
   Change in unrealized gain (loss)
      on investments ..........................     1,201,643     2,210,316     1,552,249     1,103,886       579,370       142,629
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............     1,027,869     1,886,855     1,421,628     1,061,148       580,886       139,363
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,691,718     2,951,222     1,754,192     3,828,979     1,187,767       554,291
   Participant transfers from other
      funding options .........................     1,448,826     2,357,398     4,248,425     4,153,798     1,129,749       392,620
   Growth rate intra-fund transfers in ........        85,317            --        49,900            --        50,834            --
   Administrative charges .....................        (1,400)       (1,045)       (1,488)         (489)         (238)          (10)
   Contract surrenders ........................      (366,875)      (82,917)     (540,316)      (83,549)      (13,900)       (2,187)
   Participant transfers to other
      funding options .........................      (738,700)   (1,073,715)     (172,147)     (222,136)     (192,421)       (1,487)
   Growth rate intra-fund transfers out .......       (85,317)           --       (49,900)           --       (50,834)           --
   Other payments to participants .............       (20,109)      (29,036)      (75,396)           --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     2,013,460     4,121,907     5,213,270     7,676,603     2,110,957       943,227
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     3,041,329     6,008,762     6,634,898     8,737,751     2,691,843     1,082,590


NET ASSETS:
      Beginning of year .......................     9,780,992     3,772,230     9,559,887       822,136     1,082,590            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 12,822,321  $  9,780,992  $ 16,194,785  $  9,559,887  $  3,774,433  $  1,082,590
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



 TEMPLETON FOREIGN SECURITIES    TEMPLETON GROWTH SECURITIES                                        DIVERSIFIED STRATEGIC
    FUND - CLASS 2 SHARES           FUND - CLASS 2 SHARES           APPRECIATION PORTFOLIO            INCOME PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$     (109,999) $         (127) $      (11,943) $       (1,240) $     (170,332) $     (130,294) $      545,225  $      586,357
        23,174         (25,100)          2,916           8,226         103,385         (27,026)         (5,976)        (10,755)

     2,409,288       2,010,559         225,778          78,149       2,111,544       3,971,878         222,496         294,023
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     2,322,463       1,985,332         216,751          85,135       2,044,597       3,814,558         761,745         869,625
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     2,908,758       2,879,262       1,019,242         257,539       2,512,850       6,692,439       1,625,497       2,891,202

     3,507,644       2,291,838         533,815         159,749       4,077,905       6,261,068       3,415,603       4,503,426
        94,034              --          19,162              --         115,024              --         163,951              --
        (1,528)         (1,113)           (203)            (64)         (4,054)         (3,010)         (2,015)         (1,619)
      (403,538)       (143,100)        (20,037)        (28,798)       (936,407)       (301,508)       (866,942)       (305,156)

      (429,111)       (395,850)        (17,083)        (40,366)       (938,114)       (871,753)       (980,099)       (979,447)
       (94,034)             --         (19,163)             --        (115,024)             --        (163,951)             --
       (78,339)        (41,427)             --              --        (115,136)        (94,411)        (74,837)       (170,478)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     5,503,886       4,589,610       1,515,733         348,060       4,597,044      11,682,825       3,117,207       5,937,928
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

     7,826,349       6,574,942       1,732,484         433,195       6,641,641      15,497,383       3,878,952       6,807,553



    10,509,824       3,934,882         550,498         117,303      26,061,481      10,564,098      13,157,212       6,349,659
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$   18,336,173  $   10,509,824  $    2,282,982  $      550,498  $   32,703,122  $   26,061,481  $   17,036,164  $   13,157,212
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                                                                         SALOMON BROTHERS VARIABLE
                                                  EQUITY INDEX PORTFOLIO -          FUNDAMENTAL          AGGRESSIVE GROWTH FUND -
                                                     CLASS II SHARES              VALUE PORTFOLIO             CLASS I SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (55,910) $    (17,356) $   (447,177) $   (204,144) $    (11,763) $     (1,676)
   Realized gain (loss) .......................        78,517       (67,993)    1,168,497      (197,598)        2,566            75
   Change in unrealized gain (loss)
      on investments ..........................     1,096,494     1,970,388     1,867,027     8,338,986        52,745        30,109
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............     1,119,101     1,885,039     2,588,347     7,937,244        43,548        28,508
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,235,601     3,329,491     4,388,691     7,294,436       209,281       274,399
   Participant transfers from other
      funding options .........................     2,841,410     3,646,882     5,509,930     6,836,384       120,625        83,664
   Growth rate intra-fund transfers in ........        18,483            --       139,499            --            --            --
   Administrative charges .....................        (2,066)       (1,539)       (5,968)       (4,781)          (45)          (10)
   Contract surrenders ........................      (568,559)     (391,475)   (1,723,160)     (655,132)       (1,087)          (13)
   Participant transfers to other
      funding options .........................    (1,184,759)     (722,269)   (1,226,932)   (1,776,996)      (21,764)      (22,969)
   Growth rate intra-fund transfers out .......       (18,483)           --      (139,499)           --            --            --
   Other payments to participants .............       (27,634)      (34,644)     (124,343)     (224,889)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     2,293,993     5,826,446     6,818,218    11,469,022       307,010       335,071
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     3,413,094     7,711,485     9,406,565    19,406,266       350,558       363,579


NET ASSETS:
      Beginning of year .......................    11,955,883     4,244,398    36,658,458    17,252,192       365,587         2,008
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 15,368,977  $ 11,955,883  $ 46,065,023  $ 36,658,458  $    716,145  $    365,587
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



  SALOMON BROTHERS VARIABLE      SALOMON BROTHERS VARIABLE
  AGGRESSIVE GROWTH FUND -        GROWTH & INCOME FUND -           BALANCED PORTFOLIO -              GLOBAL LIFE SCIENCES
      CLASS II SHARES                  CLASS I SHARES                  SERVICE SHARES             PORTFOLIO - SERVICE SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$       (6,509) $           (5) $         (896) $         (464) $        1,953  $        3,399  $       (1,255) $         (491)
            97              --           2,307             147           3,045             (27)          1,290              72

        37,647             267           3,376           9,759          68,415          51,635           6,060           5,791
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        31,235             262           4,787           9,442          73,413          55,007           6,095           5,372
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       295,263          13,000          11,068          44,557          66,640         486,337           1,186          46,210

       236,059              --           8,379          17,406         199,643         324,793           1,823           4,738
            --              --              --              --              --              --              --              --
           (20)             --             (24)             (9)           (123)            (50)            (17)            (11)
        (2,269)             --          (1,949)         (1,071)        (13,794)         (2,789)           (309)            (24)

          (149)             --         (13,547)         (6,730)        (29,650)        (18,936)         (8,277)           (628)
            --              --              --              --              --              --              --              --
            --              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       528,884          13,000           3,927          54,153         222,716         789,355          (5,594)         50,285
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       560,119          13,262           8,714          63,595         296,129         844,362             501          55,657



        13,262              --          76,514          12,919       1,024,440         180,078          57,375           1,718
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$      573,381  $       13,262  $       85,228  $       76,514  $    1,320,569  $    1,024,440  $       57,876  $       57,375
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003




                                                     GLOBAL TECHNOLOGY            MID CAP GROWTH             WORLDWIDE GROWTH
                                                 PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $     (3,455) $     (1,304) $    (45,059) $    (32,841) $     (5,633) $     (1,847)
   Realized gain (loss) .......................         2,296           733      (104,347)     (389,163)        4,413         2,643
   Change in unrealized gain (loss)
      on investments ..........................          (671)       19,644       642,172     1,058,148       (10,967)       41,870
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............        (1,830)       19,073       492,766       636,144       (12,187)       42,666
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............        20,038        38,829       178,221       659,997       151,014       196,029
   Participant transfers from other
      funding options .........................        11,137       118,294       155,220       327,285        16,853        47,900
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................           (63)          (21)         (963)         (979)          (41)           (6)
   Contract surrenders ........................       (13,261)          (27)      (64,498)      (41,662)       (1,847)       (2,702)
   Participant transfers to other
      funding options .........................        (8,389)       (4,017)     (276,329)     (530,229)     (211,970)      (34,026)
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --        (2,188)      (33,653)      (49,237)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....         9,462       150,870       (42,002)      365,175       (45,991)      207,195
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...         7,632       169,943       450,764     1,001,319       (58,178)      249,861


NET ASSETS:
      Beginning of year .......................       176,175         6,232     2,757,131     1,755,812       338,090        88,229
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $    183,807  $    176,175  $  3,207,895  $  2,757,131  $    279,912  $    338,090
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



 LAZARD RETIREMENT SMALL CAP                                                                    MERRILL LYNCH GLOBAL ALLOCATION
          PORTFOLIO              GROWTH AND INCOME PORTFOLIO       MID-CAP VALUE PORTFOLIO          V.I. FUND - CLASS III
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (40,637) $       (4,778) $      (75,851) $       (1,422) $     (138,584) $       (4,099) $       28,578  $          503
        20,052              80         101,255           2,978         177,273          44,332           1,248              --

       294,003          89,700         847,287         410,326       1,832,208         381,448          89,862             (82)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       273,418          85,002         872,691         411,882       1,870,897         421,681         119,688             421
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       883,521         429,146       3,566,311       2,662,865       3,390,980       2,613,406         736,719           8,500

     1,057,379         388,308       2,777,043       1,423,578       3,877,484       1,665,945         534,342          14,891
            --              --              --              --              --              --              --              --
          (246)            (22)           (506)            (55)           (820)            (75)            (30)             --
       (68,763)         (2,440)       (134,033)        (13,474)       (200,308)        (13,192)         (1,184)             --

      (197,358)         (2,757)       (191,090)        (80,516)       (164,736)        (52,554)         (1,743)             --
            --              --              --              --              --              --              --              --
            --              --         (28,014)             --         (37,007)             --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     1,674,533         812,235       5,989,711       3,992,398       6,865,593       4,213,530       1,268,104          23,391
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

     1,947,951         897,237       6,862,402       4,404,280       8,736,490       4,635,211       1,387,792          23,812



       897,237              --       4,404,280              --       4,635,211              --          23,812              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    2,845,188  $      897,237  $   11,266,682  $    4,404,280  $   13,371,701  $    4,635,211  $    1,411,604  $       23,812
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                   MERRILL LYNCH VALUE         OPPENHEIMER CAPITAL           OPPENHEIMER GLOBAL
                                                 OPPORTUNITIES V.I. FUND -    APPRECIATION FUND/VA -        SECURITIES FUND/VA -
                                                         CLASS III                SERVICE SHARES               SERVICE SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (15,244) $         --  $     (1,193) $         --  $     (2,291) $         --
   Realized gain (loss) .......................       382,715            --            (1)           --           104            --
   Change in unrealized gain (loss)
      on investments ..........................      (243,729)          330         6,660            --        35,896            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       123,742           330         5,466            --        33,709            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       826,466        10,375        65,516            --       143,909            --
   Participant transfers from other
      funding options .........................       504,051           255        50,847            --        85,518            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................           (30)           --            --            --            (6)           --
   Contract surrenders ........................        (3,525)           --            --            --            --            --
   Participant transfers to other
      funding options .........................       (23,229)           --            --            --          (425)           --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     1,303,733        10,630       116,363            --       228,996            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     1,427,475        10,960       121,829            --       262,705            --


NET ASSETS:
      Beginning of year .......................        10,960            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $  1,438,435  $     10,960  $    121,829  $         --  $    262,705  $         --
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



   OPPENHEIMER MAIN STREET          REAL RETURN PORTFOLIO -       TOTAL RETURN PORTFOLIO -       PIONEER AMERICA INCOME VCT
   FUND/VA - SERVICE SHARES          ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS         PORTFOLIO - CLASS II SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$           (6) $           --  $      (95,134) $      (22,298) $       10,668  $      422,805  $        2,359  $           --
            --              --         432,857         103,024       1,038,751         476,797            (160)             --

           118              --         357,804          16,795         762,901         295,460            (146)             --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


           112              --         695,527          97,521       1,812,320       1,195,062           2,053              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


            --              --       2,823,446       3,259,224       6,450,037      15,430,525          89,353              --

         2,045              --       5,916,215       2,561,201      11,975,303      25,152,948         133,857              --
            --              --         188,041              --         236,541              --              --              --
            --              --            (678)            (41)         (7,720)         (5,904)            (20)             --
            --              --        (221,173)        (48,850)     (2,908,938)     (1,402,546)         (2,388)             --

            --              --      (1,032,201)       (289,428)     (6,281,487)     (8,919,422)         (2,843)             --
            --              --        (188,041)             --        (236,541)             --              --              --
            --              --         (13,552)             --        (326,367)       (501,500)             --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


         2,045              --       7,472,057       5,482,106       8,900,828      29,754,101         217,959              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

         2,157              --       8,167,584       5,579,627      10,713,148      30,949,163         220,012              --



            --              --       5,579,627              --      56,496,078      25,546,915              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$        2,157  $           --  $   13,747,211  $    5,579,627  $   67,209,226  $   56,496,078  $      220,012  $           --
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                      PIONEER BALANCED       PIONEER EMERGING MARKETS      PIONEER EQUITY INCOME
                                                      VCT PORTFOLIO -             VCT PORTFOLIO -             VCT PORTFOLIO -
                                                      CLASS II SHARES             CLASS II SHARES             CLASS II SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $        117  $         --  $       (768) $         --  $      1,578  $         --
   Realized gain (loss) .......................             5            --            46            --           628            --
   Change in unrealized gain (loss)
      on investments ..........................         1,729            --        18,660            --        65,947            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............         1,851            --        17,938            --        68,153            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............        64,330            --        32,105            --       354,300            --
   Participant transfers from other
      funding options .........................           749            --        57,333            --       268,458            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................            (2)           --            (4)           --           (21)           --
   Contract surrenders ........................            --            --          (366)           --        (6,240)           --
   Participant transfers to other
      funding options .........................            --            --        (3,129)           --        (8,183)           --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....        65,077            --        85,939            --       608,314            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...        66,928            --       103,877            --       676,467            --


NET ASSETS:
      Beginning of year .......................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $     66,928  $         --  $    103,877  $         --  $    676,467  $         --
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



PIONEER EUROPE VCT PORTFOLIO -   PIONEER FUND VCT PORTFOLIO -     PIONEER GROWTH SHARES VCT        PIONEER HIGH YIELD VCT
       CLASS II SHARES                 CLASS II SHARES           PORTFOLIO - CLASS II SHARES     PORTFOLIO - CLASS II SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$         (120) $           --  $       (1,960) $           (6) $         (307) $           --  $       13,006  $           12
            12              --              96              --             (43)             --         (11,864)             --

         3,250              --          34,210             227           1,559              --          26,900              34
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


         3,142              --          32,346             221           1,209              --          28,042              46
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        15,000              --         233,900          13,000          21,361              --         789,887          13,000

            --              --         113,703              --              --              --         248,888              --
            --              --              --              --              --              --              --              --
            --              --             (28)             --              (2)             --             (50)             --
            --              --            (733)             --              --              --          (8,572)             --

            --              --            (339)             --              --              --        (278,880)             --
            --              --              --              --              --              --              --              --
            --              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        15,000              --         346,503          13,000          21,359              --         751,273          13,000
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

        18,142              --         378,849          13,221          22,568              --         779,315          13,046



            --              --          13,221              --              --              --          13,046              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$       18,142  $           --  $      392,070  $       13,221  $       22,568  $           --  $      792,361  $       13,046
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                   PIONEER INTERNATIONAL          PIONEER MID CAP        PIONEER OAK RIDGE LARGE CAP
                                                   VALUE VCT PORTFOLIO -       VALUE VCT PORTFOLIO -        GROWTH VCT PORTFOLIO -
                                                      CLASS II SHARES             CLASS II SHARES              CLASS II SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $       (310) $         --  $     (1,459) $         --  $     (1,440) $         --
   Realized gain (loss) .......................            23            --         1,147            --            25            --
   Change in unrealized gain (loss)
      on investments ..........................         5,656            --        19,597            --        13,663            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............         5,369            --        19,285            --        12,248            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............        12,823            --        89,904            --        74,330            --
   Participant transfers from other
      funding options .........................        17,910            --        36,226            --       106,611            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................            --            --           (24)           --            --            --
   Contract surrenders ........................            --            --        (2,514)           --            --            --
   Participant transfers to other
      funding options .........................            --            --          (232)           --            --            --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....        30,733            --       123,360            --       180,941            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...        36,102            --       142,645            --       193,189            --


NET ASSETS:
      Beginning of year .......................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $     36,102  $         --  $    142,645  $         --  $    193,189  $         --
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



 PIONEER PAPP SMALL & MID CAP
    GROWTH VCT PORTFOLIO -      PIONEER REAL ESTATE SHARES VCT   PIONEER SMALL CAP VALUE VCT      PIONEER SMALL COMPANY VCT
       CLASS II SHARES            PORTFOLIO - CLASS II SHARES    PORTFOLIO - CLASS II SHARES     PORTFOLIO - CLASS II SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$         (248) $           --  $          713  $           --  $       (1,322) $           --  $         (365) $           --
            (2)             --             407              --              67              --               7              --

           795              --          12,607              --          14,807              --           3,112              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


           545              --          13,727              --          13,552              --           2,754              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        18,388              --          43,132              --          78,887              --          26,543              --

            81              --          28,320              --           8,115              --              --              --
            --              --              --              --              --              --              --              --
            --              --             (14)             --              (6)             --              (1)             --
            --              --          (3,220)             --              --              --              --              --

            --              --          (7,741)             --              --              --              --              --
            --              --              --              --              --              --              --              --
            --              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        18,469              --          60,477              --          86,996              --          26,542              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

        19,014              --          74,204              --         100,548              --          29,296              --



            --              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$       19,014  $           --  $       74,204  $           --  $      100,548  $           --  $       29,296  $           --
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                  PIONEER STRATEGIC INCOME
                                                  VCT PORTFOLIO - CLASS II      PIONEER VALUE VCT        PUTNAM VT DISCOVERY GROWTH
                                                           SHARES           PORTFOLIO - CLASS II SHARES    FUND - CLASS IB SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $     13,650  $         --  $     (1,878) $         --  $     (8,728) $     (8,163)
   Realized gain (loss) .......................        12,937            --            76            --         7,697         8,650
   Change in unrealized gain (loss)
      on investments ..........................        26,565            --        19,092            --        26,456       125,489
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............        53,152            --        17,290            --        25,425       125,976
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       465,588            --       182,048            --        10,397        25,890
   Participant transfers from other
      funding options .........................       450,929            --        70,509            --           696       239,196
   Growth rate intra-fund transfers in ........            --            --            --            --        18,780            --
   Administrative charges .....................           (24)           --            (6)           --           (50)          (54)
   Contract surrenders ........................        (5,211)           --          (365)           --       (20,013)      (20,447)
   Participant transfers to other
      funding options .........................      (202,899)           --          (191)           --            --      (119,640)
   Growth rate intra-fund transfers out .......            --            --            --            --       (18,780)           --
   Other payments to participants .............            --            --            --            --       (21,090)           --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       708,383            --       251,995            --       (30,060)      124,945
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...       761,535            --       269,285            --        (4,635)      250,921


NET ASSETS:
      Beginning of year .......................            --            --            --            --       498,812       247,891
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $    761,535  $         --  $    269,285  $         --  $    494,177  $    498,812
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



PUTNAM VT INTERNATIONAL EQUITY    PUTNAM VT SMALL CAP VALUE
    FUND - CLASS IB SHARES         FUND - CLASS IB SHARES           ALL CAP FUND - CLASS I         INVESTORS FUND - CLASS I
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (13,985) $      (22,715) $      (96,780) $      (50,123) $     (195,783) $     (139,095) $       (7,412) $        6,276
        66,917          17,791         161,043          60,226         141,393         (71,276)         57,464          (9,471)

       349,066         533,458       1,373,783       1,416,621       1,109,549       3,591,285         951,622       1,768,558
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       401,998         528,534       1,438,046       1,426,724       1,055,159       3,380,914       1,001,674       1,765,363
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       155,657         940,733         844,672       1,187,323       1,246,268       2,242,999         928,684       2,428,926

       229,796         963,179       1,014,326       1,868,620       4,422,118       2,586,783       4,001,189       2,426,388
            --              --          52,807              --         152,893              --          48,703              --
          (364)           (250)           (778)           (574)         (2,642)         (2,270)         (1,401)         (1,055)
       (88,731)        (27,520)       (230,146)        (74,402)       (459,592)       (149,838)       (277,298)       (169,396)

      (248,589)       (209,890)       (579,866)       (742,003)     (1,064,210)     (1,138,430)       (596,786)     (1,533,597)
            --              --         (52,807)             --        (152,893)             --         (48,703)             --
       (21,337)        (78,392)        (32,383)         (2,069)       (152,758)       (166,417)        (14,785)        (30,762)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        26,432       1,587,860       1,015,825       2,236,895       3,989,184       3,372,827       4,039,603       3,120,504
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       428,430       2,116,394       2,453,871       3,663,619       5,044,343       6,753,741       5,041,277       4,885,867



     2,894,980         778,586       5,469,298       1,805,679      14,207,019       7,453,278       8,914,654       4,028,787
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    3,323,410  $    2,894,980  $    7,923,169  $    5,469,298  $   19,251,362  $   14,207,019  $   13,955,931  $    8,914,654
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                  LARGE CAP GROWTH FUND -     SMALL CAP GROWTH FUND -       TOTAL RETURN FUND -
                                                          CLASS I                     CLASS I                     CLASS II
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $     (8,781) $     (1,829) $   (124,991) $    (48,703) $        397  $         29
   Realized gain (loss) .......................         1,050         3,595        80,383        48,019         1,360           152
   Change in unrealized gain (loss)
      on investments ..........................        (6,590)       30,542     1,006,099     1,133,279         2,073           (47)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       (14,321)       32,308       961,491     1,132,595         3,830           134
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       403,899        53,108       697,072     1,711,198        17,986        13,000
   Participant transfers from other
      funding options .........................        41,248       113,875     2,315,064     2,393,451        53,082            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................           (83)          (47)       (1,090)         (711)           (1)           --
   Contract surrenders ........................        (7,322)      (18,696)     (203,621)      (66,761)         (729)           --
   Participant transfers to other
      funding options .........................       (32,665)           --      (623,830)   (1,269,067)       (5,961)           --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --        (1,993)       (1,803)         (292)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       405,077       146,247     2,181,792     2,767,818        64,377        13,000
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...       390,756       178,555     3,143,283     3,900,413        68,207        13,134


NET ASSETS:
      Beginning of year .......................       193,965        15,410     5,230,785     1,330,372        13,134            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $    584,721  $    193,965  $  8,374,068  $  5,230,785  $     81,341  $     13,134
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                        SMITH BARNEY                  MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE
SMITH BARNEY DIVIDEND STRATEGY       PREMIER SELECTIONS               PORTFOLIO - ALL CAP          PORTFOLIO - BALANCED ALL
          PORTFOLIO                ALL CAP GROWTH PORTFOLIO             GROWTH AND VALUE             CAP GROWTH AND VALUE
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (24,677) $       (7,140) $      (49,170) $      (27,757) $   (1,605,802) $     (441,764) $     (814,332) $     (251,411)
        14,594           1,030          16,409         (19,943)        680,122          43,745         474,546           6,838

        37,339         182,792          53,750         505,052       5,282,941       7,185,085       2,540,293       4,089,256
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        27,256         176,682          20,989         457,352       4,357,261       6,787,066       2,200,507       3,844,683
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       624,102       1,133,112         234,080         969,472      23,751,877      32,794,542      17,338,762      24,603,738

       361,124         507,084         241,011         371,369      28,283,726      26,033,545      23,496,046      21,715,715
        19,124              --              --              --          51,209              --         310,007              --
          (331)           (140)           (251)           (121)         (9,021)         (1,821)         (8,873)         (2,404)
      (173,585)         (2,748)        (60,780)        (12,767)     (2,614,697)       (219,665)     (2,334,103)       (409,669)

       (95,477)       (157,840)       (110,699)       (291,276)     (3,237,597)     (1,917,493)     (5,564,110)       (963,992)
       (19,124)             --              --              --         (51,209)             --        (310,075)             --
            --              --          (9,279)             --        (813,317)        (10,370)       (371,189)        (41,864)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       715,833       1,479,468         294,082       1,036,677      45,360,971      56,678,738      32,556,465      44,901,524
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       743,089       1,656,150         315,071       1,494,029      49,718,232      63,465,804      34,756,972      48,746,207



     1,921,578         265,428       2,499,186       1,005,157      64,837,241       1,371,437      50,139,340       1,393,133
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    2,664,667  $    1,921,578  $    2,814,257  $    2,499,186  $  114,555,473  $   64,837,241  $   84,896,312  $   50,139,340
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                    MULTIPLE DISCIPLINE         MULTIPLE DISCIPLINE
                                                 PORTFOLIO - GLOBAL ALL CAP    PORTFOLIO - LARGE CAP       CONVERTIBLE SECURITIES
                                                      GROWTH AND VALUE            GROWTH AND VALUE               PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (212,348) $    (33,542) $    (91,920) $    (27,136) $     35,661  $     28,213
   Realized gain (loss) .......................       108,751        28,449       154,525        51,002        45,335           794
   Change in unrealized gain (loss)
      on investments ..........................     1,395,699       663,816       376,157       578,102       121,598       119,216
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............     1,292,102       658,723       438,762       601,968       202,594       148,223
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     6,820,438     3,435,450     1,950,685     3,249,177     1,078,820       828,934
   Participant transfers from other
      funding options .........................     7,010,725     2,346,846     3,214,581     2,174,988     3,203,384       405,258
   Growth rate intra-fund transfers in ........        32,346            --            --            --            --            --
   Administrative charges .....................        (1,292)         (220)         (827)         (144)         (157)          (43)
   Contract surrenders ........................      (169,350)      (17,000)     (216,858)      (17,709)     (576,215)      (44,207)
   Participant transfers to other
      funding options .........................      (986,906)         (257)     (336,484)     (324,714)      (28,683)       (7,814)
   Growth rate intra-fund transfers out .......       (32,346)           --            --            --            --            --
   Other payments to participants .............            --            --      (101,888)           --      (163,983)           --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....    12,673,615     5,764,819     4,509,209     5,081,598     3,513,166     1,182,128
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...    13,965,717     6,423,542     4,947,971     5,683,566     3,715,760     1,330,351


NET ASSETS:
      Beginning of year .......................     6,701,624       278,082     5,792,939       109,373     1,514,392       184,041
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 20,667,341  $  6,701,624  $ 10,740,910  $  5,792,939  $  5,230,152  $  1,514,392
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



    DISCIPLINED MID CAP
      STOCK PORTFOLIO              EQUITY INCOME PORTFOLIO      FEDERATED HIGH YIELD PORTFOLIO    FEDERATED STOCK PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (16,099) $       (6,343) $      (59,207) $      (32,506) $      149,220  $      111,105  $         (195) $          192
        45,904           8,359         798,291          18,263          12,724           7,931           1,355           1,379

       102,956         133,420         448,520       2,166,561          31,512          53,284           9,639          15,823
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       132,761         135,436       1,187,604       2,152,318         193,456         172,320          10,799          17,394
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       233,383         258,303       1,763,049       3,461,760         492,405         476,502          46,742          26,099

       117,056         316,641       2,075,415       3,786,082         463,472       1,268,509           2,254          52,330
            --              --          19,512              --              --              --              --              --
          (193)            (92)         (1,809)         (1,301)           (220)           (116)            (54)            (29)
       (53,942)        (47,896)       (483,200)       (209,694)        (26,594)         (7,161)         (1,738)             --

       (32,076)        (15,833)       (630,103)       (852,680)       (264,286)       (137,020)         (4,668)        (11,050)
            --              --         (19,512)             --              --              --              --              --
            --              --         (35,393)        (66,286)        (52,647)             --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       264,228         511,123       2,687,959       6,117,881         612,130       1,600,714          42,536          67,350
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       396,989         646,559       3,875,563       8,270,199         805,586       1,773,034          53,335          84,744



       735,211          88,652      12,392,933       4,122,734       1,952,044         179,010          98,375          13,631
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    1,132,200  $      735,211  $   16,268,496  $   12,392,933  $    2,757,630  $    1,952,044  $      151,710  $       98,375
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                                               LAZARD INTERNATIONAL       MERRILL LYNCH LARGE CAP
                                                    LARGE CAP PORTFOLIO           STOCK PORTFOLIO              CORE PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (48,698) $    (38,125) $      1,216  $     22,798  $    (28,024) $    (14,953)
   Realized gain (loss) .......................      (182,158)      (97,502)        9,588           212       (27,346)     (135,091)
   Change in unrealized gain (loss)
      on investments ..........................       430,690       957,080       542,814       215,587       409,527       486,536
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       199,834       821,453       553,618       238,597       354,157       336,492
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       323,738       920,701     1,394,060     1,133,428       273,831       319,764
   Participant transfers from other
      funding options .........................     2,030,646     1,243,518     1,110,051       833,731       294,759       208,249
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................        (1,150)         (998)         (286)          (51)         (486)         (471)
   Contract surrenders ........................      (284,327)     (106,347)      (68,162)      (10,927)      (52,329)      (65,115)
   Participant transfers to other
      funding options .........................    (1,262,743)     (298,835)      (70,050)       (1,951)      (79,373)     (236,595)
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............        (7,609)       (7,034)      (49,091)       (1,867)      (14,027)       (7,438)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       798,555     1,751,005     2,316,522     1,952,363       422,375       218,394
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...       998,389     2,572,458     2,870,140     2,190,960       776,532       554,886


NET ASSETS:
      Beginning of year .......................     5,236,266     2,663,808     2,229,807        38,847     2,204,170     1,649,284
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $  6,234,655  $  5,236,266  $  5,099,947  $  2,229,807  $  2,980,702  $  2,204,170
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



MFS EMERGING GROWTH PORTFOLIO    MFS MID CAP GROWTH PORTFOLIO        MFS VALUE PORTFOLIO            PIONEER FUND PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (71,788) $      (54,953) $      (22,254) $       (8,367) $        1,448  $           --  $       (7,876) $        3,206
      (367,552)       (819,144)         13,796          10,121           2,048              --           7,793             970

       922,598       1,758,550         142,156         122,121          13,005              --         112,316          33,131
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       483,258         884,453         133,698         123,875          16,501              --         112,233          37,307
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       191,846         201,472         231,963         377,739         103,941              --         310,932         246,127

       315,486         627,253         111,612         377,865         113,728              --         557,768         172,944
            --              --              --              --              --              --              --              --
        (1,464)         (1,537)           (256)           (182)             (4)             --             (58)             (5)
       (95,769)       (120,600)        (52,788)         (3,792)         (1,784)             --         (54,295)             --

      (358,075)       (475,582)         (9,214)        (88,109)            (47)             --         (35,091)        (20,083)
            --              --              --              --              --              --              --              --
       (35,061)        (68,513)        (33,518)           (372)             --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        16,963         162,493         247,799         663,149         215,834              --         779,256         398,983
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       500,221       1,046,946         381,497         787,024         232,335              --         891,489         436,290



     4,449,042       3,402,096         911,627         124,603              --              --         436,290              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    4,949,263  $    4,449,042  $    1,293,124  $      911,627  $      232,335  $           --  $    1,327,779  $      436,290
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                     TRAVELERS QUALITY            U.S. GOVERNMENT               AIM CAPITAL
                                                       BOND PORTFOLIO           SECURITIES PORTFOLIO       APPRECIATION PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $     85,203  $     69,517  $        639  $         --  $    (61,283) $    (40,664)
   Realized gain (loss) .......................        (2,187)        6,405         2,449            --        11,263       (13,929)
   Change in unrealized gain (loss)
      on investments ..........................       (49,492)      (22,436)          (35)           --       245,382       738,531
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............        33,524        53,486         3,053            --       195,362       683,938
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       961,405       703,590        17,158            --       632,791       391,466
   Participant transfers from other
      funding options .........................       665,230       742,567        75,436            --       507,393       573,335
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................          (302)         (183)           (3)           --          (300)         (219)
   Contract surrenders ........................      (166,499)      (39,555)          (51)           --      (154,299)      (76,310)
   Participant transfers to other
      funding options .........................      (431,166)     (105,057)      (62,242)           --      (287,562)      (68,179)
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............       (35,594)       (1,620)           --            --       (15,428)         (350)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       993,074     1,299,742        30,298            --       682,595       819,743
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     1,026,598     1,353,228        33,351            --       877,957     1,503,681


NET ASSETS:
      Beginning of year .......................     1,949,889       596,661            --            --     3,586,860     2,083,179
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $  2,976,487  $  1,949,889  $     33,351  $         --  $  4,464,817  $  3,586,860
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                      PIONEER STRATEGIC           SB ADJUSTABLE RATE INCOME        SMITH BARNEY AGGRESSIVE
  MFS TOTAL RETURN PORTFOLIO           INCOME PORTFOLIO           PORTFOLIO - CLASS I SHARES           GROWTH PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      639,397  $      529,053  $       17,437  $           --  $       (3,857) $          412  $   (1,011,703) $     (499,434)
     1,933,016         (45,207)             19              --           1,667              25         325,229        (305,703)

     3,162,427       4,758,151          (8,494)             --         (19,059)           (751)      5,057,812       9,298,943
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     5,734,840       5,241,997           8,962              --         (21,249)           (314)      4,371,338       8,493,806
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     6,214,609      12,719,940         113,823              --       1,511,186         424,503       6,556,547      11,348,290

     9,440,736      16,828,299         161,716              --       3,401,872         201,581       9,788,701      11,311,308
       242,935              --              --              --              --              --         125,988              --
        (8,343)         (5,673)             (3)             --            (350)             --          (9,652)         (8,016)
    (2,423,775)     (1,078,465)         (1,272)             --         (91,135)           (562)     (2,136,899)       (809,543)

    (2,304,301)     (2,881,550)           (122)             --        (464,844)        (65,174)     (2,719,454)     (2,013,644)
      (242,935)             --              --              --              --              --        (125,988)             --
      (407,558)       (396,392)             --              --              --              --        (292,752)       (239,791)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


    10,511,368      25,186,159         274,142              --       4,356,729         560,348      11,186,491      19,588,604
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

    16,246,208      30,428,156         283,104              --       4,335,480         560,034      15,557,829      28,082,410



    52,176,977      21,748,821              --              --         560,034              --      48,503,940      20,421,530
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$   68,423,185  $   52,176,977  $      283,104  $           --  $    4,895,514  $      560,034  $   64,061,769  $   48,503,940
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                  SMITH BARNEY HIGH INCOME   SMITH BARNEY INTERNATIONAL    SMITH BARNEY LARGE CAP
                                                         PORTFOLIO            ALL CAP GROWTH PORTFOLIO         VALUE PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $  1,713,559  $  1,269,195  $    (14,097) $    (11,931) $     30,015  $     20,473
   Realized gain (loss) .......................        32,755       (96,768)       62,843        17,113       (49,714)     (196,489)
   Change in unrealized gain (loss)
      on investments ..........................       289,119     1,515,436       338,690       498,795       756,074     1,964,854
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............     2,035,433     2,687,863       387,436       503,977       736,375     1,788,838
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,953,539     5,999,055        67,446        96,727        45,983       314,219
   Participant transfers from other
      funding options .........................     5,218,845    11,873,733       261,718    16,677,614       211,096       895,805
   Growth rate intra-fund transfers in ........       105,464            --            --            --        10,637            --
   Administrative charges .....................        (3,290)       (1,922)         (872)         (630)       (1,617)       (1,701)
   Contract surrenders ........................    (1,011,228)     (503,862)      (96,679)     (117,649)     (286,280)     (210,687)
   Participant transfers to other
      funding options .........................    (2,634,231)   (2,548,936)     (264,680)  (19,272,855)     (476,208)     (603,423)
   Growth rate intra-fund transfers out .......      (105,464)           --            --            --       (10,637)           --
   Other payments to participants .............      (159,670)     (129,584)      (29,927)      (34,535)      (96,318)      (84,784)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     3,363,965    14,688,484       (62,994)   (2,651,328)     (603,344)      309,429
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     5,399,398    17,376,347       324,442    (2,147,351)      133,031     2,098,267


NET ASSETS:
      Beginning of year .......................    22,023,538     4,647,191     2,411,604     4,558,955     8,756,740     6,658,473
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 27,422,936  $ 22,023,538  $  2,736,046  $  2,411,604  $  8,889,771  $  8,756,740
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



      SMITH BARNEY LARGE
    CAPITALIZATION GROWTH           SMITH BARNEY MID CAP                SMITH BARNEY
           PORTFOLIO                    CORE PORTFOLIO             MONEY MARKET PORTFOLIO         STRATEGIC EQUITY PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$     (395,930) $     (251,798) $     (257,138) $     (154,823) $     (219,634) $     (274,077) $      (11,092) $     (107,300)
       313,144        (247,666)         83,556         (73,903)             --              --        (371,398)       (659,137)

      (312,264)      6,220,811       1,442,097       2,816,333              --              --       1,085,840       2,721,004
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


      (395,050)      5,721,347       1,268,515       2,587,607        (219,634)       (274,077)        703,350       1,954,567
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     2,840,972       7,663,192       1,572,530       2,902,397       4,216,992      41,155,427         474,549         629,593

     4,655,739       7,816,986       1,485,032       2,456,772      21,442,236      48,663,333         123,579         620,850
        80,477              --         112,377              --          10,015              --              --              --
        (5,636)         (4,628)         (2,627)         (2,343)         (3,029)         (4,664)         (2,703)         (2,944)
      (939,913)       (486,585)       (566,269)       (226,763)     (2,316,176)     (2,049,279)       (319,498)       (184,319)

    (6,498,899)     (2,118,416)     (1,024,806)       (984,084)    (28,991,934)    (87,616,923)       (420,535)       (666,524)
       (80,477)             --        (112,377)             --         (10,015)             --              --              --
       (86,832)       (144,421)       (173,142)        (66,274)       (164,944)       (496,139)        (81,282)       (227,895)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       (34,569)     12,726,128       1,290,718       4,079,705      (5,816,855)       (348,245)       (225,890)        168,761
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

      (429,619)     18,447,475       2,559,233       6,667,312      (6,036,489)       (622,322)        477,460       2,123,328



    28,800,089      10,352,614      13,921,192       7,253,880      23,854,013      24,476,335       8,403,925       6,280,597
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$   28,370,470  $   28,800,089  $   16,480,425  $   13,921,192  $   17,817,524  $   23,854,013  $    8,881,385  $    8,403,925
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                  TRAVELERS MANAGED INCOME          VAN KAMPEN              COMSTOCK PORTFOLIO -
                                                         PORTFOLIO              ENTERPRISE PORTFOLIO           CLASS II SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    573,389  $    503,585  $    (22,834) $    (25,444) $    (54,626) $    (22,187)
   Realized gain (loss) .......................       (56,553)      (73,377)     (112,514)     (257,250)       40,797         7,276
   Change in unrealized gain (loss)
      on investments ..........................      (315,386)      486,833       189,913       712,551       589,243       415,579
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       201,450       917,041        54,565       429,857       575,414       400,668
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,428,433     3,684,932        42,556       221,040     1,338,747     1,578,432
   Participant transfers from other
      funding options .........................     3,918,596     9,437,219       226,679       151,300       455,375       402,821
   Growth rate intra-fund transfers in ........        10,209            --            --            --            --            --
   Administrative charges .....................        (2,706)       (2,469)         (724)         (818)         (550)         (266)
   Contract surrenders ........................    (1,204,305)     (746,874)      (44,424)      (64,551)      (67,885)      (41,892)
   Participant transfers to other
      funding options .........................    (2,944,069)   (4,616,582)      (89,217)     (144,358)     (128,841)     (132,233)
   Growth rate intra-fund transfers out .......       (10,209)           --            --            --            --            --
   Other payments to participants .............      (530,807)     (320,056)       (7,888)      (18,836)      (96,966)       (1,875)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       665,142     7,436,170       126,982       143,777     1,499,880     1,804,987
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...       866,592     8,353,211       181,547       573,634     2,075,294     2,205,655


NET ASSETS:
      Beginning of year .......................    19,275,264    10,922,053     2,350,049     1,776,415     2,787,681       582,026
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 20,141,856  $ 19,275,264  $  2,531,596  $  2,350,049  $  4,862,975  $  2,787,681
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



 EMERGING GROWTH PORTFOLIO -       ENTERPRISE PORTFOLIO -       SMITH BARNEY SMALL CAP GROWTH     CONTRAFUND(R) PORTFOLIO -
       CLASS I SHARES                 CLASS II SHARES              OPPORTUNITIES PORTFOLIO              SERVICE CLASS
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$     (109,463) $      (90,687) $       (1,811) $       (1,092) $      (81,724) $      (34,653) $     (148,026) $      (73,401)
      (565,465)       (490,890)            853           3,289         529,261         101,569          55,428         (28,365)

     1,031,219       1,981,226           2,028          13,912         269,947         554,869       1,360,242       1,482,096
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       356,291       1,399,649           1,070          16,109         717,484         621,785       1,267,644       1,380,330
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       179,912         664,575          25,248          18,720         576,511       1,950,558         948,825       1,799,946

       331,594         715,409              90          36,015       2,457,165       4,561,544       1,478,756       1,980,721
            --              --              --              --           1,258              --              --              --
        (2,353)         (2,758)            (38)            (32)           (404)           (166)         (1,675)         (1,301)
      (299,398)       (149,665)           (115)           (120)        (80,500)        (22,422)       (307,562)       (149,424)

      (572,072)       (489,001)         (8,268)        (47,119)     (4,410,007)     (1,137,799)       (334,663)       (308,799)
            --              --              --              --          (1,258)             --              --              --
       (33,515)        (35,555)             --              --         (23,117)        (19,799)        (52,796)        (15,999)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


      (395,832)        703,005          16,917           7,464      (1,480,352)      5,331,916       1,730,885       3,305,144
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       (39,541)      2,102,654          17,987          23,573        (762,868)      5,953,701       2,998,529       4,685,474



     7,282,442       5,179,788          80,130          56,557       6,373,550         419,849       8,223,349       3,537,875
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    7,242,901  $    7,282,442  $       98,117  $       80,130  $    5,610,682  $    6,373,550  $   11,221,878  $    8,223,349
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                                                 DYNAMIC CAPITAL
                                                 CONTRAFUND(R) PORTFOLIO -    APPRECIATION PORTFOLIO -      MID CAP PORTFOLIO -
                                                       SERVICE CLASS 2           SERVICE CLASS 2              SERVICE CLASS 2
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (47,497) $    (13,921) $     (4,515) $     (3,256) $   (215,432) $    (61,320)
   Realized gain (loss) .......................        10,478         3,298           906           541        31,253        43,950
   Change in unrealized gain (loss)
      on investments ..........................       369,677       215,546         2,790        39,688     2,690,612     1,433,314
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       332,658       204,923          (819)       36,973     2,506,433     1,415,944
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       953,518       859,867        13,607        46,271     2,611,534     3,231,957
   Participant transfers from other
      funding options .........................       395,081       233,772        25,501         4,632     3,388,421     2,843,915
   Growth rate intra-fund transfers in ........            --            --            --            --        24,372            --
   Administrative charges .....................          (292)         (152)          (31)          (16)       (1,202)         (362)
   Contract surrenders ........................       (44,388)      (55,828)         (367)           --      (329,348)      (45,284)
   Participant transfers to other
      funding options .........................       (28,836)      (10,180)         (114)           --      (411,158)     (602,759)
   Growth rate intra-fund transfers out .......            --            --            --            --       (24,372)           --
   Other payments to participants .............            --            --            --            --        (6,468)       (5,668)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     1,275,083     1,027,479        38,596        50,887     5,251,779     5,421,799
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     1,607,741     1,232,402        37,777        87,860     7,758,212     6,837,743


NET ASSETS:
      Beginning of year .......................     1,569,188       336,786       228,832       140,972     7,599,986       762,243
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $  3,176,929  $  1,569,188  $    266,609  $    228,832  $ 15,358,198  $  7,599,986
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



            COMBINED
-------------------------------
     2004              2003
     ----              ----

$   (6,361,961)   $    (849,517)
     8,077,730       (4,818,633)

    73,646,937      119,326,567
--------------    -------------


    75,362,706      113,658,417
--------------    -------------


   169,607,517      281,909,039

   248,597,043      314,898,583
     3,119,144                -
      (137,220)         (94,277)
   (36,424,037)     (15,338,642)

   (97,662,388)    (162,845,570)
    (3,119,213)               -
    (6,887,841)      (5,241,317)
--------------    -------------


   277,093,005      413,287,816
--------------    -------------

   352,455,711      526,946,233



   830,205,120      303,258,887
--------------    -------------
$1,182,660,831    $ 830,205,120
==============    =============




                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Ten is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Ten includes the Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity, Travelers Portfolio Architect 3 Variable Annuity, Travelers Life & Annuity Portfolio Architect L Variable Annuity, Travelers Vintage 3 Variable Annuity, Travelers Life and Annuity Vintage II (Series II) Variable Annuity, Travelers Vintage II Variable Annuity, Travelers Life & Annuity Vintage L Variable Annuity products.

     Participant purchase payments applied to Separate Account Ten are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Ten were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of
     The Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of
     The Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of
     The Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund - Appreciation Portfolio -
         Initial Shares
         Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I Shares)
         Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class
         II Shares)
         Salomon Brothers Variable Growth & Income Fund - Class I Shares Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares

     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly Merrill Lynch Small Cap Value V.I. Fund - Class III)
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Global Securities Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares*
         Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust, Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of The Company
         Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap Core Portfolio)
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust, Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio
         Social Awareness Stock Portfolio*
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of
     The Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Ten in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Ten form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Ten. Separate Account Ten is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Ten adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $374,582,358 and $97.284,241 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,083,169,403 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $114,015,151. Gross unrealized depreciation for all investments at December 31, 2004 was $14,539,599.

3.  CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

    - Mortality and Expense Risks assumed by The Company (M&E)
    - Administrative fees paid for administrative expenses (ADM)
    - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
    - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
    - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Annual Step up (SU), Deferred Annual Step up (D), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                           TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                             Optional Features
     Separate Account Charge (1)      Dth                                                   ------------------------------   Total
      (as identified in Note 5)       Ben  Product                         M&E       ADM      E.S.P.     GMWB      GMAB      Charge
------------------------------------------------------------------------------------------------------------------------------------

Separate Account Charge 1.30%          S   Vintage II                     1.15%     0.15%                                    1.30%

Separate Account Charge 1.40%          SU  Vintage II                     1.25%     0.15%                                    1.40%
                                       S   Vintage II (Series II)         1.25%     0.15%                                    1.40%

Separate Account Charge 1.50%          S   Vintage II                     1.15%     0.15%     0.20%                          1.50%
                                       SU  Vintage II (Series II)         1.35%     0.15%                                    1.50%

Separate Account Charge 1.55%          R   Vintage II                     1.40%     0.15%                                    1.55%
                                       S   Vintage II (Series II)         1.25%     0.15%     0.15%                          1.55%

Separate Account Charge 1.60%          SU  Vintage II                     1.25%     0.15%     0.20%                          1.60%

Separate Account Charge 1.65%          SU  Vintage II (Series II)         1.35%     0.15%     0.15%                          1.65%

Separate Account Charge 1.70%          S   Vintage II                     1.15%     0.15%                0.40%               1.70%
                                       R   Vintage II (Series II)         1.55%     0.15%                                    1.70%

Separate Account Charge 1.75%          R   Vintage II                     1.40%     0.15%     0.20%                          1.75%
                                       D   Portfolio Architect L          1.60%     0.15%                                    1.75%

Separate Account Charge 1.80%          SU  Vintage II                     1.25%     0.15%                0.40%               1.80%
                                       S   Vintage II (Series II)         1.25%     0.15%                0.40%               1.80%

Separate Account Charge 1.85%          R   Vintage II (Series II)         1.55%     0.15%     0.15%                          1.85%
                                       SU  Portfolio Architect L          1.70%     0.15%                                    1.85%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%                                    1.85%
                                       SU  Vintage L                      1.70%     0.15%                                    1.85%
                                           Portfolio Architect 3          1.70%     0.15%                                    1.85%
                                           Vintage 3                      1.70%     0.15%                                    1.85%

Separate Account Charge 1.90%          S   Vintage II                     1.15%     0.15%     0.20%      0.40%               1.90%
                                       SU  Vintage II (Series II)         1.35%     0.15%                0.40%               1.90%
                                       S   Vintage II (Series II)         1.25%     0.15%                          0.50%     1.90%

Separate Account Charge 1.95%          R   Vintage II                     1.40%     0.15%                0.40%               1.95%
                                       S   Vintage II (Series II)         1.25%     0.15%     0.15%      0.40%               1.95%
                                       D   Portfolio Architect L          1.60%     0.15%     0.20%                          1.95%

Separate Account Charge 2.00%          SU  Vintage II                     1.25%     0.15%     0.20%      0.40%               2.00%
                                       SU  Vintage L                      1.70%     0.15%     0.15%                          2.00%
                                       SU  Vintage II (Series II)         1.35%     0.15%                          0.50%     2.00%

Separate Account Charge 2.05%          SU  Portfolio Architect L          1.70%     0.15%     0.20%                          2.05%
                                       R   Portfolio Architect L          1.90%     0.15%                                    2.05%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%     0.20%                          2.05%
                                       R   Pioneer AnnuiStar Flex         1.90%     0.15%                                    2.05%
                                       R   Vintage L                      1.90%     0.15%                                    2.05%
                                       S   Vintage II (Series II)         1.25%     0.15%     0.15%                0.50%     2.05%
                                       SU  Vintage II (Series II)         1.35%     0.15%     0.15%      0.40%               2.05%
                                           Portfolio Architect 3          1.70%     0.15%     0.20%                          2.05%
                                           Vintage 3                      1.70%     0.15%     0.20%                          2.05%

Separate Account Charge 2.10%          R   Vintage II (Series II)         1.55%     0.15%                0.40%               2.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                           TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                             Optional Features
     Separate Account Charge (1)      Dth                                                   ------------------------------   Total
      (as identified in Note 5)       Ben  Product                         M&E       ADM      E.S.P.     GMWB      GMAB      Charge
------------------------------------------------------------------------------------------------------------------------------------


Separate Account Charge 2.15%          R   Vintage II                     1.40%     0.15%     0.20%      0.40%               2.15%
                                       SU  Vintage II (Series II)         1.35%     0.15%     0.15%                0.50%     2.15%
                                       D   Portfolio Architect L          1.60%     0.15%                0.40%               2.15%

Separate Account Charge 2.20%          R   Vintage L                      1.90%     0.15%     0.15%                          2.20%
                                       R   Vintage II (Series II)         1.55%     0.15%                          0.50%     2.20%

Separate Account Charge 2.25%          D   Portfolio Architect L          1.60%     0.15%                          0.50%     2.25%
                                       SU  Portfolio Architect L          1.70%     0.15%                0.40%               2.25%
                                       R   Portfolio Architect L          1.90%     0.15%     0.20%                          2.25%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%                0.40%               2.25%
                                       R   Pioneer AnnuiStar Flex         1.90%     0.15%     0.20%                          2.25%
                                       R   Vintage II (Series II)         1.55%     0.15%     0.15%      0.40%               2.25%
                                       SU  Vintage L                      1.70%     0.15%                0.40%               2.25%
                                           Portfolio Architect 3          1.70%     0.15%                0.40%               2.25%
                                           Vintage 3                      1.70%     0.15%                0.40%               2.25%

Separate Account Charge 2.35%          SU  Portfolio Architect L          1.70%     0.15%                          0.50%     2.35%
                                       D   Portfolio Architect L          1.60%     0.15%     0.20%      0.40%               2.35%
                                       R   Vintage II (Series II)         1.55%     0.15%     0.15%                0.50%     2.35%
                                       SU  Vintage L                      1.70%     0.15%                          0.50%     2.35%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%                          0.50%     2.35%

Separate Account Charge 2.40%          SU  Vintage L                      1.70%     0.15%     0.15%      0.40%               2.40%

Separate Account Charge 2.45%          SU  Portfolio Architect L          1.70%     0.15%     0.20%      0.40%               2.45%
                                       D   Portfolio Architect L          1.60%     0.15%     0.20%                0.50%     2.45%
                                       R   Portfolio Architect L          1.90%     0.15%                0.40%               2.45%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%     0.20%      0.40%               2.45%
                                       R   Pioneer AnnuiStar Flex         1.90%     0.15%                0.40%               2.45%
                                       R   Vintage L                      1.90%     0.15%                0.40%               2.45%
                                           Portfolio Architect 3          1.70%     0.15%     0.20%      0.40%               2.45%
                                           Vintage 3                      1.70%     0.15%     0.20%      0.40%               2.45%

Separate Account Charge 2.50%          SU  Vintage L                      1.70%     0.15%     0.15%                0.50%     2.50%

Separate Account Charge 2.55%          SU  Portfolio Architect L          1.70%     0.15%     0.20%                0.50%     2.55%
                                       R   Portfolio Architect L          1.90%     0.15%                          0.50%     2.55%
                                       R   Pioneer AnnuiStar Flex         1.90%     0.15%                          0.50%     2.55%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%     0.20%                0.50%     2.55%
                                       R   Vintage L                      1.90%     0.15%                          0.50%     2.55%

Separate Account Charge 2.60%          R   Vintage L                      1.90%     0.15%     0.15%      0.40%               2.60%


Separate Account Charge 2.65%          R   Pioneer AnnuiStar Flex         1.90%     0.15%     0.20%      0.40%               2.65%
                                       R   Portfolio Architect L          1.90%     0.15%     0.20%      0.40%               2.65%

Separate Account Charge 2.70%          R   Vintage L                      1.90%     0.15%     0.15%                0.50%     2.70%

Separate Account Charge 2.75%          R   Pioneer AnnuiStar Flex         1.90%     0.15%     0.20%                0.50%     2.75%
                                       R   Portfolio Architect L          1.90%     0.15%     0.20%                0.50%     2.75%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in
Note 5.
--------------------------------------------------------------------------------

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and listed directly below.

--------------------------------------------------------------------------------
                               Withdrawal/Surrender Charges (as a percentage
Product                        of the amount withdrawn)
--------------------------------------------------------------------------------
Pioneer AnnuiStar Flex         Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect L          Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect 3          Up to 6% decreasing to 0% in years 4 and later
Vintage L                      Up to 6% decreasing to 0% in years 5 and later
Vintage II                     Up to 6% decreasing to 0% in years 8 and later
Vintage II (Series II)         Up to 6% decreasing to 0% in years 8 and later
Vintage 3                      Up to 6% decreasing to 0% in years 4 and later
--------------------------------------------------------------------------------

Contract withdrawal/surrender payments for Separate Account Ten include $1,042,173 and $412,082 for the years ended December 31, 2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4.  SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Capital Appreciation Fund
      Separate Account Charges 1.30% ..................            --             --   $      1.135   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.131             --             --
      Separate Account Charges 1.50% ..................            --             --          1.128             --             --
      Separate Account Charges 1.55% ..................            --             --          1.127             --             --
      Separate Account Charges 1.60% ..................            --             --          1.125             --             --
      Separate Account Charges 1.65% ..................            --             --          1.348             --             --
      Separate Account Charges 1.70% ..................            --             --          1.398             --             --
      Separate Account Charges 1.75% ..................        46,565             --          1.121         52,178             --
      Separate Account Charges 1.80% ..................            --             --          1.395             --             --
      Separate Account Charges 1.85% ..................       274,552             --          1.117        306,800             --
      Separate Account Charges 1.90% ..................            --             --          1.392             --             --
      Separate Account Charges 1.95% ..................            --             --          1.391             --             --
      Separate Account Charges 2.00% ..................            --             --          1.389             --             --
      Separate Account Charges 2.05% ..................        48,121             --          1.111         53,476             --
      Separate Account Charges 2.10% ..................            --             --          1.340             --             --
      Separate Account Charges 2.15% ..................           769             --          1.385          1,065             --
      Separate Account Charges 2.20% ..................            --             --          1.338             --             --
      Separate Account Charges 2.25% ..................        70,171             --          1.382         96,988             --
      Separate Account Charges 2.35% ..................            --             --          1.335             --             --
      Separate Account Charges 2.40% ..................            --             --          1.334             --             --
      Separate Account Charges 2.45% ..................         9,989             --          1.377         13,751             --
      Separate Account Charges 2.55% ..................            --             --          1.168             --             --
      Separate Account Charges 2.60% ..................            --             --          1.330             --             --
      Separate Account Charges 2.65% ..................            --             --          1.330             --             --

High Yield Bond Trust
      Separate Account Charges 1.30% ..................            --             --          1.071             --             --
      Separate Account Charges 1.40% ..................            --             --          1.070             --             --
      Separate Account Charges 1.50% ..................            --             --          1.069             --             --
      Separate Account Charges 1.55% ..................            --             --          1.069             --             --
      Separate Account Charges 1.60% ..................            --             --          1.068             --             --
      Separate Account Charges 1.65% ..................            --             --          1.068             --             --
      Separate Account Charges 1.70% ..................            --             --          1.068             --             --
      Separate Account Charges 1.75% ..................         6,226             --          1.067          6,645             --
      Separate Account Charges 1.80% ..................            --             --          1.067             --             --
      Separate Account Charges 1.85% ..................            --             --          1.067             --             --
      Separate Account Charges 1.90% ..................            --             --          1.066             --             --
      Separate Account Charges 1.95% ..................            --             --          1.066             --             --
      Separate Account Charges 2.00% ..................            --             --          1.066             --             --
      Separate Account Charges 2.05% ..................            --             --          1.065             --             --
      Separate Account Charges 2.10% ..................            --             --          1.065             --             --
      Separate Account Charges 2.15% ..................        22,172             --          1.065         23,603             --
      Separate Account Charges 2.20% ..................            --             --          1.064             --             --
      Separate Account Charges 2.25% ..................        12,906             --          1.064         13,730             --
      Separate Account Charges 2.35% ..................            --             --          1.063             --             --
      Separate Account Charges 2.40% ..................            --             --          1.063             --             --
      Separate Account Charges 2.45% ..................        27,383             --          1.062         29,091             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
High Yield Bond Trust (continued)
      Separate Account Charges 2.55% ..................           246             --   $      1.075   $        264   $         --
      Separate Account Charges 2.60% ..................            --             --          1.061             --             --
      Separate Account Charges 2.65% ..................         1,130             --          1.061          1,200             --

Managed Assets Trust
      Separate Account Charges 1.30% ..................            --             --          1.079             --             --
      Separate Account Charges 1.40% ..................            --             --          1.078             --             --
      Separate Account Charges 1.50% ..................            --             --          1.077             --             --
      Separate Account Charges 1.55% ..................            --             --          1.077             --             --
      Separate Account Charges 1.60% ..................            --             --          1.077             --             --
      Separate Account Charges 1.65% ..................            --             --          1.076             --             --
      Separate Account Charges 1.70% ..................            --             --          1.076             --             --
      Separate Account Charges 1.75% ..................            --             --          1.076             --             --
      Separate Account Charges 1.80% ..................            --             --          1.075             --             --
      Separate Account Charges 1.85% ..................            --             --          1.075             --             --
      Separate Account Charges 1.90% ..................            --             --          1.075             --             --
      Separate Account Charges 1.95% ..................            --             --          1.074             --             --
      Separate Account Charges 2.00% ..................            --             --          1.074             --             --
      Separate Account Charges 2.05% ..................            --             --          1.073             --             --
      Separate Account Charges 2.10% ..................            --             --          1.073             --             --
      Separate Account Charges 2.15% ..................         3,029             --          1.073          3,250             --
      Separate Account Charges 2.20% ..................            --             --          1.072             --             --
      Separate Account Charges 2.25% ..................        10,160             --          1.072         10,891             --
      Separate Account Charges 2.35% ..................            --             --          1.071             --             --
      Separate Account Charges 2.40% ..................            --             --          1.071             --             --
      Separate Account Charges 2.45% ..................            --             --          1.071             --             --
      Separate Account Charges 2.55% ..................            --             --          1.070             --             --
      Separate Account Charges 2.60% ..................            --             --          1.070             --             --
      Separate Account Charges 2.65% ..................            --             --          1.069             --             --

Money Market Portfolio
      Separate Account Charges 1.30% ..................            --             --          0.992             --             --
      Separate Account Charges 1.40% ..................            --             --          0.990             --             --
      Separate Account Charges 1.50% ..................            --             --          0.987             --             --
      Separate Account Charges 1.55% ..................            --             --          0.985             --             --
      Separate Account Charges 1.60% ..................            --             --          0.984             --             --
      Separate Account Charges 1.65% ..................            --             --          0.990             --             --
      Separate Account Charges 1.70% ..................            --             --          0.984             --             --
      Separate Account Charges 1.75% ..................        33,673             --          0.980         33,002             --
      Separate Account Charges 1.80% ..................            --             --          0.982             --             --
      Separate Account Charges 1.85% ..................       673,304             --          0.977        658,084             --
      Separate Account Charges 1.90% ..................            --             --          0.980             --             --
      Separate Account Charges 1.95% ..................        11,700             --          0.979         11,452             --
      Separate Account Charges 2.00% ..................            --             --          0.978             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Money Market Portfolio (continued)
      Separate Account Charges 2.05% ..................       320,499             --   $      0.972   $    311,534   $         --
      Separate Account Charges 2.10% ..................            --             --          0.984             --             --
      Separate Account Charges 2.15% ..................       347,315             --          0.975        338,556             --
      Separate Account Charges 2.20% ..................            --             --          0.982             --             --
      Separate Account Charges 2.25% ..................       508,529             --          0.973        494,685             --
      Separate Account Charges 2.35% ..................            --             --          0.980             --             --
      Separate Account Charges 2.40% ..................            --             --          0.979             --             --
      Separate Account Charges 2.45% ..................       132,347             --          0.969        128,220             --
      Separate Account Charges 2.55% ..................            --             --          0.993             --             --
      Separate Account Charges 2.60% ..................            --             --          0.977             --             --
      Separate Account Charges 2.65% ..................            --             --          0.976             --             --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II
      Separate Account Charges 1.30% ..................            --             --          1.084             --             --
      Separate Account Charges 1.40% ..................            --             --          1.082             --             --
      Separate Account Charges 1.50% ..................            --             --          1.081             --             --
      Separate Account Charges 1.55% ..................            --             --          1.081             --             --
      Separate Account Charges 1.60% ..................            --             --          1.080             --             --
      Separate Account Charges 1.65% ..................            --             --          1.079             --             --
      Separate Account Charges 1.70% ..................            --             --          1.079             --             --
      Separate Account Charges 1.75% ..................            --             --          1.078             --             --
      Separate Account Charges 1.80% ..................            --             --          1.078             --             --
      Separate Account Charges 1.85% ..................        47,287             --          1.077         50,929             --
      Separate Account Charges 1.90% ..................            --             --          1.076             --             --
      Separate Account Charges 1.95% ..................            --             --          1.076             --             --
      Separate Account Charges 2.00% ..................            --             --          1.075             --             --
      Separate Account Charges 2.05% ..................            --             --          1.075             --             --
      Separate Account Charges 2.10% ..................            --             --          1.074             --             --
      Separate Account Charges 2.15% ..................            --             --          1.073             --             --
      Separate Account Charges 2.20% ..................            --             --          1.073             --             --
      Separate Account Charges 2.25% ..................       102,047             --          1.072        109,423             --
      Separate Account Charges 2.35% ..................            --             --          1.071             --             --
      Separate Account Charges 2.40% ..................            --             --          1.071             --             --
      Separate Account Charges 2.45% ..................        15,272             --          1.070         16,340             --
      Separate Account Charges 2.55% ..................            --             --          1.054             --             --
      Separate Account Charges 2.60% ..................            --             --          1.068             --             --
      Separate Account Charges 2.65% ..................            --             --          1.068             --             --
   AIM V.I. Mid Cap Core Equity Fund - Series II
      Separate Account Charges 1.30% ..................            --             --          1.170             --             --
      Separate Account Charges 1.40% ..................            --             --          1.169             --             --
      Separate Account Charges 1.50% ..................            --             --          1.168             --             --
      Separate Account Charges 1.55% ..................            --             --          1.167             --             --
      Separate Account Charges 1.60% ..................            --             --          1.166             --             --
      Separate Account Charges 1.65% ..................            --             --          1.166             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
AIM Variable Insurance Funds, Inc. (continued)
   AIM V.I. Mid Cap Core Equity Fund - Series II (continued)
   Separate Account Charges 1.70% .....................            --             --   $      1.165   $         --   $         --
   Separate Account Charges 1.75% .....................            --             --          1.164             --             --
   Separate Account Charges 1.80% .....................            --             --          1.164             --             --
   Separate Account Charges 1.85% .....................        15,653             --          1.163         18,207             --
   Separate Account Charges 1.90% .....................            --             --          1.163             --             --
   Separate Account Charges 1.95% .....................            --             --          1.162             --             --
   Separate Account Charges 2.00% .....................            --             --          1.161             --             --
   Separate Account Charges 2.05% .....................            --             --          1.161             --             --
   Separate Account Charges 2.10% .....................            --             --          1.160             --             --
   Separate Account Charges 2.15% .....................            --             --          1.159             --             --
   Separate Account Charges 2.20% .....................            --             --          1.159             --             --
   Separate Account Charges 2.25% .....................       197,449             --          1.158        228,660             --
   Separate Account Charges 2.35% .....................            --             --          1.157             --             --
   Separate Account Charges 2.40% .....................            --             --          1.156             --             --
   Separate Account Charges 2.45% .....................         9,365             --          1.156         10,822             --
   Separate Account Charges 2.55% .....................            --             --          1.064             --             --
   Separate Account Charges 2.60% .....................            --             --          1.154             --             --
   Separate Account Charges 2.65% .....................            --             --          1.153             --             --
AIM V.I. Premier Equity Fund - Series I
   Separate Account Charges 1.30% .....................       193,397             --          0.786        151,979             --
   Separate Account Charges 1.40% .....................        93,043             --          0.783         72,850             --
   Separate Account Charges 1.50% .....................            --             --          0.801             --             --
   Separate Account Charges 1.55% .....................       298,359             --          0.779        232,323             --
   Separate Account Charges 1.60% .....................        13,599             --          0.798         10,853             --
   Separate Account Charges 1.65% .....................            --             --          1.159             --             --
   Separate Account Charges 1.70% .....................         7,507             --          1.232          9,246             --
   Separate Account Charges 1.75% .....................            --             --          0.794             --             --
   Separate Account Charges 1.80% .....................            --             --          1.229             --             --
   Separate Account Charges 1.85% .....................       445,049             --          0.997        443,769             --
   Separate Account Charges 1.90% .....................            --             --          1.227             --             --
   Separate Account Charges 1.95% .....................            --             --          1.225             --             --
   Separate Account Charges 2.00% .....................            --             --          1.224             --             --
   Separate Account Charges 2.05% .....................       326,882             --          0.991        323,818             --
   Separate Account Charges 2.10% .....................            --             --          1.152             --             --
   Separate Account Charges 2.15% .....................            --             --          1.220             --             --
   Separate Account Charges 2.20% .....................            --             --          1.150             --             --
   Separate Account Charges 2.25% .....................        33,748             --          1.218         41,101             --
   Separate Account Charges 2.35% .....................            --             --          1.148             --             --
   Separate Account Charges 2.40% .....................            --             --          1.147             --             --
   Separate Account Charges 2.45% .....................        24,538             --          1.213         29,762             --
   Separate Account Charges 2.55% .....................            --             --          1.049             --             --
   Separate Account Charges 2.60% .....................            --             --          1.144             --             --
   Separate Account Charges 2.65% .....................            --             --          1.143             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
      Separate Account Charges 1.30% ..................       205,133             --   $      1.130   $    231,705   $         --
      Separate Account Charges 1.40% ..................       334,798             --          1.127        377,159             --
      Separate Account Charges 1.50% ..................           864             --          1.124            970             --
      Separate Account Charges 1.55% ..................       111,013             --          1.122        124,559             --
      Separate Account Charges 1.60% ..................        17,722             --          1.121         19,858             --
      Separate Account Charges 1.65% ..................         8,872             --          1.227         10,888             --
      Separate Account Charges 1.70% ..................       278,299             --          1.365        379,790             --
      Separate Account Charges 1.75% ..................         5,534             --          1.116          6,177             --
      Separate Account Charges 1.80% ..................       191,790             --          1.362        261,199             --
      Separate Account Charges 1.85% ..................     1,187,585             --          1.113      1,321,865             --
      Separate Account Charges 1.90% ..................        48,842             --          1.359         66,383             --
      Separate Account Charges 1.95% ..................        30,325             --          1.358         41,174             --
      Separate Account Charges 2.00% ..................         2,863             --          1.356          3,884             --
      Separate Account Charges 2.05% ..................       193,936             --          1.107        214,717             --
      Separate Account Charges 2.10% ..................         4,812             --          1.220          5,869             --
      Separate Account Charges 2.15% ..................            --             --          1.352             --             --
      Separate Account Charges 2.20% ..................            --             --          1.218             --             --
      Separate Account Charges 2.25% ..................     1,236,732             --          1.349      1,668,925             --
      Separate Account Charges 2.35% ..................            --             --          1.215             --             --
      Separate Account Charges 2.40% ..................        35,600             --          1.215         43,238             --
      Separate Account Charges 2.45% ..................       114,276             --          1.344        153,584             --
      Separate Account Charges 2.55% ..................            --             --          1.080             --             --
      Separate Account Charges 2.60% ..................            --             --          1.211             --             --
      Separate Account Charges 2.65% ..................            --             --          1.210             --             --
   AllianceBernstein Premier Growth Portfolio - Class B
      Separate Account Charges 1.30% ..................     3,980,041             --          0.671      2,671,669             --
      Separate Account Charges 1.40% ..................     2,897,980             --          0.668      1,935,284             --
      Separate Account Charges 1.50% ..................        17,630             --          0.783         13,808             --
      Separate Account Charges 1.55% ..................     1,056,112             --          0.663        699,841             --
      Separate Account Charges 1.60% ..................        43,618             --          0.780         34,041             --
      Separate Account Charges 1.65% ..................            --             --          1.167             --             --
      Separate Account Charges 1.70% ..................        55,748             --          1.224         68,263             --
      Separate Account Charges 1.75% ..................            --             --          0.776             --             --
      Separate Account Charges 1.80% ..................        57,483             --          1.222         70,245             --
      Separate Account Charges 1.85% ..................       458,633             --          1.034        474,424             --
      Separate Account Charges 1.90% ..................            --             --          1.220             --             --
      Separate Account Charges 1.95% ..................         8,961             --          1.218         10,917             --
      Separate Account Charges 2.00% ..................            --             --          1.217             --             --
      Separate Account Charges 2.05% ..................       372,515             --          1.028        382,830             --
      Separate Account Charges 2.10% ..................            --             --          1.159             --             --
      Separate Account Charges 2.15% ..................        58,277             --          1.213         70,709             --
      Separate Account Charges 2.20% ..................            --             --          1.158             --             --
      Separate Account Charges 2.25% ..................       459,945             --          1.211        556,917             --
      Separate Account Charges 2.35% ..................            --             --          1.155             --             --
      Separate Account Charges 2.40% ..................        54,931             --          1.155         63,422             --
      Separate Account Charges 2.45% ..................        36,520             --          1.206         44,040             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
AllianceBernstein Variable Product Series Fund, Inc. (continued)
   AllianceBernstein Premier Growth Portfolio - Class B (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.057   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.151             --             --
      Separate Account Charges 2.65% ..................            --             --          1.151             --             --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................     4,044,618             --          1.035      4,185,038             --
      Separate Account Charges 1.40% ..................     6,322,143             --          1.029      6,508,201             --
      Separate Account Charges 1.50% ..................       181,927             --          1.120        203,723             --
      Separate Account Charges 1.55% ..................     1,275,142             --          1.022      1,302,599             --
      Separate Account Charges 1.60% ..................       107,763             --          1.116        120,245             --
      Separate Account Charges 1.65% ..................         2,250             --          1.328          2,987             --
      Separate Account Charges 1.70% ..................       787,624             --          1.461      1,150,733             --
      Separate Account Charges 1.75% ..................       193,859             --          1.110        215,162             --
      Separate Account Charges 1.80% ..................       908,508             --          1.458      1,324,641             --
      Separate Account Charges 1.85% ..................     1,965,953             --          1.473      2,894,915             --
      Separate Account Charges 1.90% ..................       217,768             --          1.455        316,865             --
      Separate Account Charges 1.95% ..................         8,292             --          1.454         12,053             --
      Separate Account Charges 2.00% ..................        26,165             --          1.452         37,996             --
      Separate Account Charges 2.05% ..................     1,024,798             --          1.463      1,499,214             --
      Separate Account Charges 2.10% ..................        99,580             --          1.319        131,396             --
      Separate Account Charges 2.15% ..................       458,220             --          1.448        663,358             --
      Separate Account Charges 2.20% ..................            --             --          1.318             --             --
      Separate Account Charges 2.25% ..................     5,306,789             --          1.445      7,666,884             --
      Separate Account Charges 2.35% ..................         4,145             --          1.315          5,451             --
      Separate Account Charges 2.40% ..................        90,750             --          1.314        119,246             --
      Separate Account Charges 2.45% ..................       821,906             --          1.439      1,182,597             --
      Separate Account Charges 2.55% ..................            --             --          1.112             --             --
      Separate Account Charges 2.60% ..................       132,455             --          1.310        173,566             --
      Separate Account Charges 2.65% ..................         6,321             --          1.309          8,277             --
   Growth Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................    10,072,367             --          1.087     10,952,484             --
      Separate Account Charges 1.40% ..................     8,773,906             --          1.082      9,491,879             --
      Separate Account Charges 1.50% ..................       593,038             --          0.970        575,057             --
      Separate Account Charges 1.55% ..................     3,554,321             --          1.073      3,815,557             --
      Separate Account Charges 1.60% ..................       322,279             --          0.966        311,396             --
      Separate Account Charges 1.65% ..................        45,903             --          1.274         58,459             --
      Separate Account Charges 1.70% ..................     2,579,701             --          1.429      3,686,875             --
      Separate Account Charges 1.75% ..................       573,303             --          0.961        550,988             --
      Separate Account Charges 1.80% ..................     3,582,448             --          1.426      5,109,592             --
      Separate Account Charges 1.85% ..................     7,498,271             --          1.362     10,211,100             --
      Separate Account Charges 1.90% ..................       961,541             --          1.423      1,368,627             --
      Separate Account Charges 1.95% ..................       310,343             --          1.422        441,280             --
      Separate Account Charges 2.00% ..................        61,511             --          1.420         87,375             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
American Funds Insurance Series (continued)
   Growth Fund - Class 2 Shares (continued)
      Separate Account Charges 2.05% ..................     3,308,359             --   $      1.353   $  4,475,872   $         --
      Separate Account Charges 2.10% ..................       222,148             --          1.266        281,158             --
      Separate Account Charges 2.15% ..................     1,368,378             --          1.416      1,937,812             --
      Separate Account Charges 2.20% ..................       175,438             --          1.264        221,728             --
      Separate Account Charges 2.25% ..................    18,572,237             --          1.413     26,246,882             --
      Separate Account Charges 2.35% ..................        23,636             --          1.261         29,811             --
      Separate Account Charges 2.40% ..................       390,357             --          1.260        491,988             --
      Separate Account Charges 2.45% ..................     2,649,329             --          1.408      3,728,939             --
      Separate Account Charges 2.55% ..................           758             --          1.085            822             --
      Separate Account Charges 2.60% ..................       252,460             --          1.257        317,305             --
      Separate Account Charges 2.65% ..................        34,800             --          1.256         43,709             --
   Growth-Income Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................     9,487,142             --          1.287     12,208,492             --
      Separate Account Charges 1.40% ..................     9,428,394             --          1.280     12,070,240             --
      Separate Account Charges 1.50% ..................       854,187             --          1.093        933,874             --
      Separate Account Charges 1.55% ..................     2,607,605             --          1.270      3,312,587             --
      Separate Account Charges 1.60% ..................       236,280             --          1.089        257,403             --
      Separate Account Charges 1.65% ..................        40,061             --          1.247         49,956             --
      Separate Account Charges 1.70% ..................     3,077,206             --          1.372      4,223,041             --
      Separate Account Charges 1.75% ..................       592,766             --          1.084        642,329             --
      Separate Account Charges 1.80% ..................     4,229,397             --          1.370      5,792,469             --
      Separate Account Charges 1.85% ..................     7,869,519             --          1.291     10,157,488             --
      Separate Account Charges 1.90% ..................     1,067,737             --          1.367      1,459,366             --
      Separate Account Charges 1.95% ..................       612,287             --          1.365        836,010             --
      Separate Account Charges 2.00% ..................        83,688             --          1.364        114,152             --
      Separate Account Charges 2.05% ..................     4,515,478             --          1.282      5,790,397             --
      Separate Account Charges 2.10% ..................       125,019             --          1.239        154,926             --
      Separate Account Charges 2.15% ..................     1,289,883             --          1.360      1,754,027             --
      Separate Account Charges 2.20% ..................        65,067             --          1.238         80,521             --
      Separate Account Charges 2.25% ..................    22,621,936             --          1.357     30,699,373             --
      Separate Account Charges 2.35% ..................         6,576             --          1.235          8,121             --
      Separate Account Charges 2.40% ..................       571,443             --          1.234        705,209             --
      Separate Account Charges 2.45% ..................     3,175,477             --          1.352      4,291,771             --
      Separate Account Charges 2.55% ..................           766             --          1.064            815             --
      Separate Account Charges 2.60% ..................       284,717             --          1.231        350,388             --
      Separate Account Charges 2.65% ..................         1,983             --          1.230          2,438             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio
      Separate Account Charges 1.30% ..................            --             --   $      1.399   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.395             --             --
      Separate Account Charges 1.50% ..................            --             --          1.391             --             --
      Separate Account Charges 1.55% ..................            --             --          1.389             --             --
      Separate Account Charges 1.60% ..................            --             --          1.387             --             --
      Separate Account Charges 1.65% ..................            --             --          1.506             --             --
      Separate Account Charges 1.70% ..................            --             --          1.695             --             --
      Separate Account Charges 1.75% ..................            --             --          1.381             --             --
      Separate Account Charges 1.80% ..................            --             --          1.691             --             --
      Separate Account Charges 1.85% ..................       102,493             --          1.377        141,184             --
      Separate Account Charges 1.90% ..................            --             --          1.688             --             --
      Separate Account Charges 1.95% ..................            --             --          1.686             --             --
      Separate Account Charges 2.00% ..................            --             --          1.684             --             --
      Separate Account Charges 2.05% ..................         3,768             --          1.370          5,163             --
      Separate Account Charges 2.10% ..................            --             --          1.496             --             --
      Separate Account Charges 2.15% ..................            --             --          1.679             --             --
      Separate Account Charges 2.20% ..................            --             --          1.494             --             --
      Separate Account Charges 2.25% ..................            --             --          1.676             --             --
      Separate Account Charges 2.35% ..................            --             --          1.491             --             --
      Separate Account Charges 2.40% ..................            --             --          1.490             --             --
      Separate Account Charges 2.45% ..................         2,065             --          1.669          3,446             --
      Separate Account Charges 2.55% ..................            --             --          1.285             --             --
      Separate Account Charges 2.60% ..................            --             --          1.486             --             --
      Separate Account Charges 2.65% ..................            --             --          1.485             --             --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class
      Separate Account Charges 1.30% ..................            --             --          1.643             --             --
      Separate Account Charges 1.40% ..................            --             --          1.638             --             --
      Separate Account Charges 1.50% ..................            --             --          1.634             --             --
      Separate Account Charges 1.55% ..................            --             --          1.632             --             --
      Separate Account Charges 1.60% ..................            --             --          1.629             --             --
      Separate Account Charges 1.65% ..................            --             --          1.480             --             --
      Separate Account Charges 1.70% ..................            --             --          1.711             --             --
      Separate Account Charges 1.75% ..................        24,865             --          1.623         40,346             --
      Separate Account Charges 1.80% ..................            --             --          1.708             --             --
      Separate Account Charges 1.85% ..................       534,355             --          1.618        864,652             --
      Separate Account Charges 1.90% ..................            --             --          1.704             --             --
      Separate Account Charges 1.95% ..................            --             --          1.702             --             --
      Separate Account Charges 2.00% ..................            --             --          1.701             --             --
      Separate Account Charges 2.05% ..................       316,497             --          1.609        509,312             --
      Separate Account Charges 2.10% ..................            --             --          1.470             --             --
      Separate Account Charges 2.15% ..................        58,367             --          1.696         98,964             --
      Separate Account Charges 2.20% ..................            --             --          1.468             --             --
      Separate Account Charges 2.25% ..................       544,495             --          1.692        921,340             --
      Separate Account Charges 2.35% ..................            --             --          1.465             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Delaware VIP Trust (continued)
   Delaware VIP REIT Series - Standard Class (continued)
      Separate Account Charges 2.40% ..................            --             --   $      1.464   $         --   $         --
      Separate Account Charges 2.45% ..................       154,464             --          1.685        260,304             --
      Separate Account Charges 2.55% ..................            --             --          1.286             --             --
      Separate Account Charges 2.60% ..................            --             --          1.460             --             --
      Separate Account Charges 2.65% ..................           876             --          1.459          1,278             --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial Shares
      Separate Account Charges 1.30% ..................            --             --          0.996             --             --
      Separate Account Charges 1.40% ..................            --             --          0.993             --             --
      Separate Account Charges 1.50% ..................            --             --          0.990             --             --
      Separate Account Charges 1.55% ..................            --             --          0.989             --             --
      Separate Account Charges 1.60% ..................            --             --          0.987             --             --
      Separate Account Charges 1.65% ..................            --             --          1.151             --             --
      Separate Account Charges 1.70% ..................            --             --          1.195             --             --
      Separate Account Charges 1.75% ..................        25,669             --          0.983         25,241             --
      Separate Account Charges 1.80% ..................            --             --          1.192             --             --
      Separate Account Charges 1.85% ..................       113,107             --          0.981        110,913             --
      Separate Account Charges 1.90% ..................            --             --          1.190             --             --
      Separate Account Charges 1.95% ..................            --             --          1.189             --             --
      Separate Account Charges 2.00% ..................            --             --          1.187             --             --
      Separate Account Charges 2.05% ..................        40,791             --          0.975         39,779             --
      Separate Account Charges 2.10% ..................            --             --          1.144             --             --
      Separate Account Charges 2.15% ..................        22,383             --          1.184         26,496             --
      Separate Account Charges 2.20% ..................            --             --          1.142             --             --
      Separate Account Charges 2.25% ..................       213,398             --          1.181        252,093             --
      Separate Account Charges 2.35% ..................            --             --          1.140             --             --
      Separate Account Charges 2.40% ..................            --             --          1.139             --             --
      Separate Account Charges 2.45% ..................        23,236             --          1.177         27,338             --
      Separate Account Charges 2.55% ..................            --             --          1.021             --             --
      Separate Account Charges 2.60% ..................            --             --          1.136             --             --
      Separate Account Charges 2.65% ..................           460             --          1.135            522             --
   Dreyfus VIF Developing Leaders Portfolio - Initial Shares
      Separate Account Charges 1.30% ..................            --             --          1.079             --             --
      Separate Account Charges 1.40% ..................            --             --          1.076             --             --
      Separate Account Charges 1.50% ..................            --             --          1.073             --             --
      Separate Account Charges 1.55% ..................            --             --          1.072             --             --
      Separate Account Charges 1.60% ..................            --             --          1.070             --             --
      Separate Account Charges 1.65% ..................            --             --          1.260             --             --
      Separate Account Charges 1.70% ..................            --             --          1.384             --             --
      Separate Account Charges 1.75% ..................       140,472             --          1.066        149,691             --
      Separate Account Charges 1.80% ..................            --             --          1.381             --             --
      Separate Account Charges 1.85% ..................       811,596             --          1.063        862,473             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Dreyfus Variable Investment Fund (continued)
   Dreyfus VIF Developing Leaders Portfolio - Initial Shares (continued)
      Separate Account Charges 1.90% ..................            --             --   $      1.378   $         --   $         --
      Separate Account Charges 1.95% ..................            --             --          1.377             --             --
      Separate Account Charges 2.00% ..................            --             --          1.375             --             --
      Separate Account Charges 2.05% ..................       104,238             --          1.057        110,161             --
      Separate Account Charges 2.10% ..................            --             --          1.252             --             --
      Separate Account Charges 2.15% ..................        86,140             --          1.371        118,123             --
      Separate Account Charges 2.20% ..................            --             --          1.250             --             --
      Separate Account Charges 2.25% ..................       286,185             --          1.369        391,646             --
      Separate Account Charges 2.35% ..................            --             --          1.247             --             --
      Separate Account Charges 2.40% ..................            --             --          1.247             --             --
      Separate Account Charges 2.45% ..................         4,447             --          1.363          6,061             --
      Separate Account Charges 2.55% ..................            --             --          1.092             --             --
      Separate Account Charges 2.60% ..................            --             --          1.243             --             --
      Separate Account Charges 2.65% ..................           436             --          1.242            542             --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................            --             --          1.132             --             --
      Separate Account Charges 1.40% ..................            --             --          1.131             --             --
      Separate Account Charges 1.50% ..................            --             --          1.130             --             --
      Separate Account Charges 1.55% ..................            --             --          1.129             --             --
      Separate Account Charges 1.60% ..................            --             --          1.128             --             --
      Separate Account Charges 1.65% ..................            --             --          1.128             --             --
      Separate Account Charges 1.70% ..................            --             --          1.127             --             --
      Separate Account Charges 1.75% ..................            --             --          1.127             --             --
      Separate Account Charges 1.80% ..................            --             --          1.126             --             --
      Separate Account Charges 1.85% ..................        46,550             --          1.125         52,387             --
      Separate Account Charges 1.90% ..................            --             --          1.125             --             --
      Separate Account Charges 1.95% ..................            --             --          1.124             --             --
      Separate Account Charges 2.00% ..................            --             --          1.124             --             --
      Separate Account Charges 2.05% ..................        48,287             --          1.123         54,222             --
      Separate Account Charges 2.10% ..................            --             --          1.122             --             --
      Separate Account Charges 2.15% ..................            --             --          1.122             --             --
      Separate Account Charges 2.20% ..................            --             --          1.121             --             --
      Separate Account Charges 2.25% ..................       234,858             --          1.120        263,142             --
      Separate Account Charges 2.35% ..................            --             --          1.119             --             --
      Separate Account Charges 2.40% ..................            --             --          1.119             --             --
      Separate Account Charges 2.45% ..................        55,855             --          1.118         62,445             --
      Separate Account Charges 2.55% ..................            --             --          1.071             --             --
      Separate Account Charges 2.60% ..................            --             --          1.116             --             --
      Separate Account Charges 2.65% ..................            --             --          1.116             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Franklin Templeton Variable Insurance Products Trust (continued)
   Franklin Small Cap Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................     2,438,277             --   $      0.879   $  2,142,732   $         --
      Separate Account Charges 1.40% ..................     1,611,705             --          0.874      1,409,045             --
      Separate Account Charges 1.50% ..................        41,181             --          0.971         39,981             --
      Separate Account Charges 1.55% ..................     1,095,424             --          0.868        950,347             --
      Separate Account Charges 1.60% ..................        75,109             --          0.967         72,659             --
      Separate Account Charges 1.65% ..................         8,300             --          1.310         10,871             --
      Separate Account Charges 1.70% ..................       400,767             --          1.433        574,195             --
      Separate Account Charges 1.75% ..................        60,977             --          0.962         58,674             --
      Separate Account Charges 1.80% ..................       735,045             --          1.430      1,050,982             --
      Separate Account Charges 1.85% ..................       909,411             --          1.267      1,152,269             --
      Separate Account Charges 1.90% ..................       164,059             --          1.427        234,096             --
      Separate Account Charges 1.95% ..................        29,310             --          1.425         41,780             --
      Separate Account Charges 2.00% ..................         8,794             --          1.424         12,522             --
      Separate Account Charges 2.05% ..................       171,589             --          1.259        215,999             --
      Separate Account Charges 2.10% ..................        73,991             --          1.302         96,302             --
      Separate Account Charges 2.15% ..................         9,365             --          1.420         13,295             --
      Separate Account Charges 2.20% ..................         4,958             --          1.300          6,445             --
      Separate Account Charges 2.25% ..................     2,926,013             --          1.417      4,145,391             --
      Separate Account Charges 2.35% ..................         2,012             --          1.297          2,610             --
      Separate Account Charges 2.40% ..................        32,427             --          1.296         42,030             --
      Separate Account Charges 2.45% ..................       385,792             --          1.411        544,340             --
      Separate Account Charges 2.55% ..................            --             --          1.084             --             --
      Separate Account Charges 2.60% ..................         4,453             --          1.293          5,756             --
      Separate Account Charges 2.65% ..................            --             --          1.292             --             --
   Mutual Shares Securities Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................       382,679             --          1.161        444,315             --
      Separate Account Charges 1.40% ..................       818,408             --          1.158        947,668             --
      Separate Account Charges 1.50% ..................        95,267             --          1.155        110,021             --
      Separate Account Charges 1.55% ..................       289,908             --          1.153        334,358             --
      Separate Account Charges 1.60% ..................        22,649             --          1.152         26,087             --
      Separate Account Charges 1.65% ..................         1,424             --          1.240          1,765             --
      Separate Account Charges 1.70% ..................       767,027             --          1.355      1,039,202             --
      Separate Account Charges 1.75% ..................        51,019             --          1.147         58,528             --
      Separate Account Charges 1.80% ..................     1,382,507             --          1.352      1,869,293             --
      Separate Account Charges 1.85% ..................     1,999,529             --          1.144      2,287,766             --
      Separate Account Charges 1.90% ..................       277,073             --          1.349        373,867             --
      Separate Account Charges 1.95% ..................            --             --          1.348             --             --
      Separate Account Charges 2.00% ..................            --             --          1.347             --             --
      Separate Account Charges 2.05% ..................       486,766             --          1.138        553,969             --
      Separate Account Charges 2.10% ..................         8,209             --          1.232         10,116             --
      Separate Account Charges 2.15% ..................       176,628             --          1.342        237,116             --
      Separate Account Charges 2.20% ..................         5,352             --          1.230          6,586             --
      Separate Account Charges 2.25% ..................     5,186,995             --          1.340      6,949,165             --
      Separate Account Charges 2.35% ..................            --             --          1.228             --             --
      Separate Account Charges 2.40% ..................        16,357             --          1.227         20,072             --
      Separate Account Charges 2.45% ..................       650,674             --          1.334        868,189             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Franklin Templeton Variable Insurance Products Trust (continued)
   Mutual Shares Securities Fund - Class 2 Shares (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.099   $         --   $         --
      Separate Account Charges 2.60% ..................        45,881             --          1.224         56,144             --
      Separate Account Charges 2.65% ..................           456             --          1.223            558             --
   Templeton Developing Markets Securities Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................        64,080             --          1.784        114,294             --
      Separate Account Charges 1.40% ..................       108,300             --          1.781        192,845             --
      Separate Account Charges 1.50% ..................        16,964             --          1.778         30,157             --
      Separate Account Charges 1.55% ..................        75,339             --          1.776        133,816             --
      Separate Account Charges 1.60% ..................            --             --          1.775             --             --
      Separate Account Charges 1.65% ..................            --             --          1.552             --             --
      Separate Account Charges 1.70% ..................        27,010             --          1.772         47,856             --
      Separate Account Charges 1.75% ..................         2,155             --          1.770          3,816             --
      Separate Account Charges 1.80% ..................       151,002             --          1.769        267,094             --
      Separate Account Charges 1.85% ..................       538,483             --          1.767        951,678             --
      Separate Account Charges 1.90% ..................        46,128             --          1.766         81,457             --
      Separate Account Charges 1.95% ..................        14,602             --          1.764         25,764             --
      Separate Account Charges 2.00% ..................            --             --          1.763             --             --
      Separate Account Charges 2.05% ..................        34,887             --          1.761         61,452             --
      Separate Account Charges 2.10% ..................            --             --          1.542             --             --
      Separate Account Charges 2.15% ..................        65,328             --          1.759        114,882             --
      Separate Account Charges 2.20% ..................         2,186             --          1.540          3,366             --
      Separate Account Charges 2.25% ..................       862,805             --          1.756      1,514,750             --
      Separate Account Charges 2.35% ..................         2,013             --          1.537          3,093             --
      Separate Account Charges 2.40% ..................        11,240             --          1.536         17,261             --
      Separate Account Charges 2.45% ..................       111,684             --          1.750        195,421             --
      Separate Account Charges 2.55% ..................        11,772             --          1.260         14,835             --
      Separate Account Charges 2.60% ..................            --             --          1.531             --             --
      Separate Account Charges 2.65% ..................           390             --          1.530            596             --
   Templeton Foreign Securities Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................     2,498,119             --          1.093      2,731,618             --
      Separate Account Charges 1.40% ..................     1,356,407             --          1.088      1,475,496             --
      Separate Account Charges 1.50% ..................        61,429             --          1.092         67,074             --
      Separate Account Charges 1.55% ..................       597,048             --          1.079        644,470             --
      Separate Account Charges 1.60% ..................        10,214             --          1.088         11,114             --
      Separate Account Charges 1.65% ..................        20,764             --          1.373         28,504             --
      Separate Account Charges 1.70% ..................       318,548             --          1.498        477,155             --
      Separate Account Charges 1.75% ..................        77,269             --          1.082         83,624             --
      Separate Account Charges 1.80% ..................       919,386             --          1.495      1,374,348             --
      Separate Account Charges 1.85% ..................     1,963,706             --          1.369      2,689,172             --
      Separate Account Charges 1.90% ..................       112,968             --          1.492        168,526             --
      Separate Account Charges 1.95% ..................        47,231             --          1.490         70,389             --
      Separate Account Charges 2.00% ..................        29,138             --          1.489         43,379             --
      Separate Account Charges 2.05% ..................       886,919             --          1.361      1,206,675             --
      Separate Account Charges 2.10% ..................            --             --          1.364             --             --
      Separate Account Charges 2.15% ..................        95,320             --          1.484        141,478             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Franklin Templeton Variable Insurance Products Trust (continued)
   Templeton Foreign Securities Fund - Class 2 Shares (continued)
      Separate Account Charges 2.20% ..................       124,988             --   $      1.362   $    170,271   $         --
      Separate Account Charges 2.25% ..................     3,889,691             --          1.481      5,761,426             --
      Separate Account Charges 2.35% ..................         2,118             --          1.359          2,879             --
      Separate Account Charges 2.40% ..................       176,541             --          1.359        239,835             --
      Separate Account Charges 2.45% ..................       576,751             --          1.475        850,813             --
      Separate Account Charges 2.55% ..................        63,377             --          1.155         73,187             --
      Separate Account Charges 2.60% ..................        18,261             --          1.355         24,740             --
      Separate Account Charges 2.65% ..................            --             --          1.354             --             --
   Templeton Growth Securities Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................        14,706             --          1.183         17,405             --
      Separate Account Charges 1.40% ..................         3,125             --          1.180          3,689             --
      Separate Account Charges 1.50% ..................        17,824             --          1.177         20,983             --
      Separate Account Charges 1.55% ..................            --             --          1.176             --             --
      Separate Account Charges 1.60% ..................            --             --          1.174             --             --
      Separate Account Charges 1.65% ..................            --             --          1.327             --             --
      Separate Account Charges 1.70% ..................            --             --          1.447             --             --
      Separate Account Charges 1.75% ..................       179,247             --          1.169        209,602             --
      Separate Account Charges 1.80% ..................        56,273             --          1.444         81,280             --
      Separate Account Charges 1.85% ..................       662,918             --          1.166        773,110             --
      Separate Account Charges 1.90% ..................         3,840             --          1.441          5,535             --
      Separate Account Charges 1.95% ..................        11,908             --          1.440         17,147             --
      Separate Account Charges 2.00% ..................         3,214             --          1.438          4,623             --
      Separate Account Charges 2.05% ..................        70,887             --          1.160         82,231             --
      Separate Account Charges 2.10% ..................            --             --          1.319             --             --
      Separate Account Charges 2.15% ..................       286,389             --          1.434        410,711             --
      Separate Account Charges 2.20% ..................            --             --          1.317             --             --
      Separate Account Charges 2.25% ..................       431,765             --          1.431        617,941             --
      Separate Account Charges 2.35% ..................            --             --          1.315             --             --
      Separate Account Charges 2.40% ..................            --             --          1.314             --             --
      Separate Account Charges 2.45% ..................        25,772             --          1.425         36,734             --
      Separate Account Charges 2.55% ..................            --             --          1.118             --             --
      Separate Account Charges 2.60% ..................         1,520             --          1.310          1,991             --
      Separate Account Charges 2.65% ..................            --             --          1.309             --             --

Greenwich Street Series Fund
   Appreciation Portfolio
      Separate Account Charges 1.30% ..................     3,402,889             --          1.046      3,558,522             --
      Separate Account Charges 1.40% ..................     6,040,305             --          1.040      6,284,210             --
      Separate Account Charges 1.50% ..................       287,355             --          1.003        288,215             --
      Separate Account Charges 1.55% ..................     1,794,351             --          1.032      1,852,403             --
      Separate Account Charges 1.60% ..................       100,792             --          0.999        100,732             --
      Separate Account Charges 1.65% ..................        65,346             --          1.200         78,412             --
      Separate Account Charges 1.70% ..................     1,974,561             --          1.280      2,526,841             --
      Separate Account Charges 1.75% ..................       428,532             --          0.994        426,008             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Greenwich Street Series Fund (continued)
   Appreciation Portfolio (continued)
      Separate Account Charges 1.80% ..................     2,070,972             --   $      1.277   $  2,644,816   $         --
      Separate Account Charges 1.85% ..................     3,204,167             --          1.202      3,851,360             --
      Separate Account Charges 1.90% ..................       570,838             --          1.274        727,524             --
      Separate Account Charges 1.95% ..................       391,819             --          1.273        498,860             --
      Separate Account Charges 2.00% ..................        11,841             --          1.272         15,060             --
      Separate Account Charges 2.05% ..................     1,589,270             --          1.194      1,897,829             --
      Separate Account Charges 2.10% ..................        26,682             --          1.192         31,817             --
      Separate Account Charges 2.15% ..................        33,097             --          1.268         41,966             --
      Separate Account Charges 2.20% ..................        47,432             --          1.191         56,482             --
      Separate Account Charges 2.25% ..................     5,459,813             --          1.265      6,908,900             --
      Separate Account Charges 2.35% ..................        32,527             --          1.188         38,653             --
      Separate Account Charges 2.40% ..................       115,192             --          1.188        136,792             --
      Separate Account Charges 2.45% ..................       569,244             --          1.260        717,402             --
      Separate Account Charges 2.55% ..................            --             --          1.055             --             --
      Separate Account Charges 2.60% ..................        17,157             --          1.184         20,318             --
      Separate Account Charges 2.65% ..................            --             --          1.183             --             --
   Diversified Strategic Income Portfolio
      Separate Account Charges 1.30% ..................     2,888,035             --          1.242      3,585,937             --
      Separate Account Charges 1.40% ..................     1,847,806             --          1.235      2,282,565             --
      Separate Account Charges 1.50% ..................       120,223             --          1.191        143,204             --
      Separate Account Charges 1.55% ..................       572,080             --          1.226        701,247             --
      Separate Account Charges 1.60% ..................         8,623             --          1.187         10,234             --
      Separate Account Charges 1.65% ..................        20,119             --          1.112         22,373             --
      Separate Account Charges 1.70% ..................       551,337             --          1.165        642,170             --
      Separate Account Charges 1.75% ..................       100,103             --          1.181        118,180             --
      Separate Account Charges 1.80% ..................     1,466,712             --          1.162      1,704,869             --
      Separate Account Charges 1.85% ..................     1,817,441             --          1.197      2,175,088             --
      Separate Account Charges 1.90% ..................       334,187             --          1.160        387,659             --
      Separate Account Charges 1.95% ..................       150,453             --          1.159        174,348             --
      Separate Account Charges 2.00% ..................            --             --          1.158             --             --
      Separate Account Charges 2.05% ..................       677,014             --          1.189        804,957             --
      Separate Account Charges 2.10% ..................         9,845             --          1.105         10,880             --
      Separate Account Charges 2.15% ..................         9,539             --          1.154         11,009             --
      Separate Account Charges 2.20% ..................            --             --          1.104             --             --
      Separate Account Charges 2.25% ..................     3,285,089             --          1.152      3,783,488             --
      Separate Account Charges 2.35% ..................         2,754             --          1.101          3,033             --
      Separate Account Charges 2.40% ..................        40,885             --          1.100         44,994             --
      Separate Account Charges 2.45% ..................       358,207             --          1.147        410,882             --
      Separate Account Charges 2.55% ..................            --             --          1.069             --             --
      Separate Account Charges 2.60% ..................        17,356             --          1.097         19,047             --
      Separate Account Charges 2.65% ..................            --             --          1.097             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Greenwich Street Series Fund (continued)
   Equity Index Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................     3,117,027             --   $      0.869   $  2,707,232   $         --
      Separate Account Charges 1.40% ..................     2,010,098             --          0.864      1,736,879             --
      Separate Account Charges 1.50% ..................        17,871             --          0.954         17,048             --
      Separate Account Charges 1.55% ..................       600,275             --          0.857        514,698             --
      Separate Account Charges 1.60% ..................         3,581             --          0.951          3,404             --
      Separate Account Charges 1.65% ..................            --             --          1.227             --             --
      Separate Account Charges 1.70% ..................       719,269             --          1.316        946,729             --
      Separate Account Charges 1.75% ..................        70,424             --          0.946         66,586             --
      Separate Account Charges 1.80% ..................       823,098             --          1.314      1,081,187             --
      Separate Account Charges 1.85% ..................     2,117,904             --          1.180      2,499,732             --
      Separate Account Charges 1.90% ..................       341,652             --          1.311        447,861             --
      Separate Account Charges 1.95% ..................       105,163             --          1.310        137,716             --
      Separate Account Charges 2.00% ..................         1,326             --          1.308          1,735             --
      Separate Account Charges 2.05% ..................       474,749             --          1.173        556,685             --
      Separate Account Charges 2.10% ..................            --             --          1.219             --             --
      Separate Account Charges 2.15% ..................       411,278             --          1.304        536,392             --
      Separate Account Charges 2.20% ..................            --             --          1.218             --             --
      Separate Account Charges 2.25% ..................     2,973,725             --          1.302      3,870,477             --
      Separate Account Charges 2.35% ..................            --             --          1.215             --             --
      Separate Account Charges 2.40% ..................        48,222             --          1.214         58,558             --
      Separate Account Charges 2.45% ..................        86,299             --          1.296        111,867             --
      Separate Account Charges 2.55% ..................            --             --          1.069             --             --
      Separate Account Charges 2.60% ..................        61,266             --          1.211         74,191             --
      Separate Account Charges 2.65% ..................            --             --          1.210             --             --
   Fundamental Value Portfolio
      Separate Account Charges 1.30% ..................     5,046,949             --          1.310      6,610,201             --
      Separate Account Charges 1.40% ..................     6,397,421             --          1.303      8,336,537             --
      Separate Account Charges 1.50% ..................       901,250             --          1.034        932,160             --
      Separate Account Charges 1.55% ..................     2,035,648             --          1.293      2,632,620             --
      Separate Account Charges 1.60% ..................       226,196             --          1.031        233,122             --
      Separate Account Charges 1.65% ..................        19,082             --          1.246         23,776             --
      Separate Account Charges 1.70% ..................     1,416,478             --          1.401      1,983,931             --
      Separate Account Charges 1.75% ..................       405,223             --          1.025        415,402             --
      Separate Account Charges 1.80% ..................     1,748,476             --          1.398      2,443,960             --
      Separate Account Charges 1.85% ..................     5,355,555             --          1.310      7,015,295             --
      Separate Account Charges 1.90% ..................       454,318             --          1.395        633,740             --
      Separate Account Charges 1.95% ..................        24,903             --          1.394         34,702             --
      Separate Account Charges 2.00% ..................         9,242             --          1.392         12,865             --
      Separate Account Charges 2.05% ..................     1,688,943             --          1.301      2,197,953             --
      Separate Account Charges 2.10% ..................        25,340             --          1.238         31,377             --
      Separate Account Charges 2.15% ..................         8,642             --          1.388         11,993             --
      Separate Account Charges 2.20% ..................       110,831             --          1.237        137,047             --
      Separate Account Charges 2.25% ..................     7,968,857             --          1.385     11,036,978             --
      Separate Account Charges 2.35% ..................        34,333             --          1.234         42,366             --
      Separate Account Charges 2.40% ..................        59,018             --          1.233         72,776             --
      Separate Account Charges 2.45% ..................       802,112             --          1.379      1,106,391             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Greenwich Street Series Fund (continued)
   Fundamental Value Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.057   $         --   $         --
      Separate Account Charges 2.60% ..................        97,447             --          1.230        119,831             --
      Separate Account Charges 2.65% ..................            --             --          1.229             --             --
   Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
      Separate Account Charges 1.30% ..................            --             --          1.129             --             --
      Separate Account Charges 1.40% ..................            --             --          1.126             --             --
      Separate Account Charges 1.50% ..................            --             --          1.123             --             --
      Separate Account Charges 1.55% ..................            --             --          1.122             --             --
      Separate Account Charges 1.60% ..................            --             --          1.120             --             --
      Separate Account Charges 1.65% ..................            --             --          1.231             --             --
      Separate Account Charges 1.70% ..................            --             --          1.403             --             --
      Separate Account Charges 1.75% ..................        33,080             --          1.116         36,906             --
      Separate Account Charges 1.80% ..................            --             --          1.400             --             --
      Separate Account Charges 1.85% ..................        65,449             --          1.113         72,825             --
      Separate Account Charges 1.90% ..................            --             --          1.397             --             --
      Separate Account Charges 1.95% ..................            --             --          1.396             --             --
      Separate Account Charges 2.00% ..................            --             --          1.394             --             --
      Separate Account Charges 2.05% ..................         5,464             --          1.107          6,047             --
      Separate Account Charges 2.10% ..................            --             --          1.223             --             --
      Separate Account Charges 2.15% ..................       138,919             --          1.390        193,083             --
      Separate Account Charges 2.20% ..................            --             --          1.221             --             --
      Separate Account Charges 2.25% ..................       271,976             --          1.387        377,252             --
      Separate Account Charges 2.35% ..................            --             --          1.219             --             --
      Separate Account Charges 2.40% ..................            --             --          1.218             --             --
      Separate Account Charges 2.45% ..................        21,740             --          1.381         30,032             --
      Separate Account Charges 2.55% ..................            --             --          1.053             --             --
      Separate Account Charges 2.60% ..................            --             --          1.215             --             --
      Separate Account Charges 2.65% ..................            --             --          1.214             --             --
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.135             --             --
      Separate Account Charges 1.40% ..................            --             --          1.134             --             --
      Separate Account Charges 1.50% ..................            --             --          1.133             --             --
      Separate Account Charges 1.55% ..................            --             --          1.132             --             --
      Separate Account Charges 1.60% ..................            --             --          1.131             --             --
      Separate Account Charges 1.65% ..................            --             --          1.131             --             --
      Separate Account Charges 1.70% ..................            --             --          1.130             --             --
      Separate Account Charges 1.75% ..................            --             --          1.130             --             --
      Separate Account Charges 1.80% ..................            --             --          1.129             --             --
      Separate Account Charges 1.85% ..................        36,753             --          1.128         41,470             --
      Separate Account Charges 1.90% ..................            --             --          1.128             --             --
      Separate Account Charges 1.95% ..................            --             --          1.127             --             --
      Separate Account Charges 2.00% ..................            --             --          1.126             --             --
      Separate Account Charges 2.05% ..................            --             --          1.126             --             --
      Separate Account Charges 2.10% ..................            --             --          1.125             --             --
      Separate Account Charges 2.15% ..................            --             --          1.125             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Greenwich Street Series Fund (continued)
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.124   $         --   $         --
      Separate Account Charges 2.25% ..................       413,843             --          1.123        464,904             --
      Separate Account Charges 2.35% ..................            --             --          1.122             --             --
      Separate Account Charges 2.40% ..................            --             --          1.122             --             --
      Separate Account Charges 2.45% ..................        59,779             --          1.121         67,007             --
      Separate Account Charges 2.55% ..................            --             --          1.052             --             --
      Separate Account Charges 2.60% ..................            --             --          1.119             --             --
      Separate Account Charges 2.65% ..................            --             --          1.118             --             --
   Salomon Brothers Variable Growth & Income Fund - Class I Shares
      Separate Account Charges 1.30% ..................            --             --          1.101             --             --
      Separate Account Charges 1.40% ..................            --             --          1.098             --             --
      Separate Account Charges 1.50% ..................            --             --          1.095             --             --
      Separate Account Charges 1.55% ..................            --             --          1.093             --             --
      Separate Account Charges 1.60% ..................            --             --          1.092             --             --
      Separate Account Charges 1.65% ..................            --             --          1.201             --             --
      Separate Account Charges 1.70% ..................            --             --          1.319             --             --
      Separate Account Charges 1.75% ..................            --             --          1.087             --             --
      Separate Account Charges 1.80% ..................            --             --          1.316             --             --
      Separate Account Charges 1.85% ..................        19,509             --          1.085         21,159             --
      Separate Account Charges 1.90% ..................            --             --          1.314             --             --
      Separate Account Charges 1.95% ..................            --             --          1.312             --             --
      Separate Account Charges 2.00% ..................            --             --          1.311             --             --
      Separate Account Charges 2.05% ..................         4,237             --          1.079          4,571             --
      Separate Account Charges 2.10% ..................            --             --          1.194             --             --
      Separate Account Charges 2.15% ..................        10,261             --          1.307         13,412             --
      Separate Account Charges 2.20% ..................            --             --          1.192             --             --
      Separate Account Charges 2.25% ..................        34,097             --          1.304         44,474             --
      Separate Account Charges 2.35% ..................            --             --          1.190             --             --
      Separate Account Charges 2.40% ..................            --             --          1.189             --             --
      Separate Account Charges 2.45% ..................         1,241             --          1.299          1,612             --
      Separate Account Charges 2.55% ..................            --             --          1.064             --             --
      Separate Account Charges 2.60% ..................            --             --          1.186             --             --
      Separate Account Charges 2.65% ..................            --             --          1.185             --             --

Janus Aspen Series
   Balanced Portfolio - Service Shares
      Separate Account Charges 1.30% ..................            --             --          1.099             --             --
      Separate Account Charges 1.40% ..................            --             --          1.096             --             --
      Separate Account Charges 1.50% ..................            --             --          1.093             --             --
      Separate Account Charges 1.55% ..................            --             --          1.091             --             --
      Separate Account Charges 1.60% ..................            --             --          1.090             --             --
      Separate Account Charges 1.65% ..................            --             --          1.149             --             --
      Separate Account Charges 1.70% ..................            --             --          1.184             --             --
      Separate Account Charges 1.75% ..................         2,464             --          1.085          2,674             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Janus Aspen Series (continued)
   Balanced Portfolio - Service Shares (continued)
      Separate Account Charges 1.80% ..................            --             --   $      1.181   $         --   $         --
      Separate Account Charges 1.85% ..................       232,165             --          1.082        251,285             --
      Separate Account Charges 1.90% ..................            --             --          1.179             --             --
      Separate Account Charges 1.95% ..................            --             --          1.178             --             --
      Separate Account Charges 2.00% ..................            --             --          1.176             --             --
      Separate Account Charges 2.05% ..................        11,325             --          1.076         12,190             --
      Separate Account Charges 2.10% ..................            --             --          1.142             --             --
      Separate Account Charges 2.15% ..................        17,182             --          1.173         20,152             --
      Separate Account Charges 2.20% ..................            --             --          1.140             --             --
      Separate Account Charges 2.25% ..................       876,533             --          1.170      1,025,887             --
      Separate Account Charges 2.35% ..................            --             --          1.138             --             --
      Separate Account Charges 2.40% ..................            --             --          1.137             --             --
      Separate Account Charges 2.45% ..................         7,190             --          1.166          8,381             --
      Separate Account Charges 2.55% ..................            --             --          1.067             --             --
      Separate Account Charges 2.60% ..................            --             --          1.134             --             --
      Separate Account Charges 2.65% ..................            --             --          1.133             --             --
   Global Life Sciences Portfolio - Service Shares
      Separate Account Charges 1.30% ..................            --             --          1.036             --             --
      Separate Account Charges 1.40% ..................            --             --          1.033             --             --
      Separate Account Charges 1.50% ..................            --             --          1.030             --             --
      Separate Account Charges 1.55% ..................            --             --          1.029             --             --
      Separate Account Charges 1.60% ..................            --             --          1.027             --             --
      Separate Account Charges 1.65% ..................            --             --          1.257             --             --
      Separate Account Charges 1.70% ..................            --             --          1.377             --             --
      Separate Account Charges 1.75% ..................            --             --          1.023             --             --
      Separate Account Charges 1.80% ..................            --             --          1.374             --             --
      Separate Account Charges 1.85% ..................        13,043             --          1.020         13,307             --
      Separate Account Charges 1.90% ..................            --             --          1.372             --             --
      Separate Account Charges 1.95% ..................            --             --          1.370             --             --
      Separate Account Charges 2.00% ..................            --             --          1.369             --             --
      Separate Account Charges 2.05% ..................            --             --          1.015             --             --
      Separate Account Charges 2.10% ..................            --             --          1.249             --             --
      Separate Account Charges 2.15% ..................            --             --          1.365             --             --
      Separate Account Charges 2.20% ..................            --             --          1.247             --             --
      Separate Account Charges 2.25% ..................        30,040             --          1.362         40,909             --
      Separate Account Charges 2.35% ..................            --             --          1.245             --             --
      Separate Account Charges 2.40% ..................            --             --          1.244             --             --
      Separate Account Charges 2.45% ..................         2,698             --          1.356          3,660             --
      Separate Account Charges 2.55% ..................            --             --          1.038             --             --
      Separate Account Charges 2.60% ..................            --             --          1.240             --             --
      Separate Account Charges 2.65% ..................            --             --          1.240             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Janus Aspen Series (continued)
   Global Technology Portfolio - Service Shares
      Separate Account Charges 1.30% ..................            --             --   $      0.899   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          0.896             --             --
      Separate Account Charges 1.50% ..................            --             --          0.894             --             --
      Separate Account Charges 1.55% ..................            --             --          0.893             --             --
      Separate Account Charges 1.60% ..................            --             --          0.891             --             --
      Separate Account Charges 1.65% ..................            --             --          1.188             --             --
      Separate Account Charges 1.70% ..................            --             --          1.345             --             --
      Separate Account Charges 1.75% ..................            --             --          0.888             --             --
      Separate Account Charges 1.80% ..................            --             --          1.342             --             --
      Separate Account Charges 1.85% ..................       107,993             --          0.885         95,608             --
      Separate Account Charges 1.90% ..................            --             --          1.339             --             --
      Separate Account Charges 1.95% ..................            --             --          1.338             --             --
      Separate Account Charges 2.00% ..................            --             --          1.337             --             --
      Separate Account Charges 2.05% ..................        37,960             --          0.880         33,420             --
      Separate Account Charges 2.10% ..................            --             --          1.181             --             --
      Separate Account Charges 2.15% ..................            --             --          1.332             --             --
      Separate Account Charges 2.20% ..................            --             --          1.179             --             --
      Separate Account Charges 2.25% ..................        40,404             --          1.330         53,727             --
      Separate Account Charges 2.35% ..................            --             --          1.177             --             --
      Separate Account Charges 2.40% ..................            --             --          1.176             --             --
      Separate Account Charges 2.45% ..................           795             --          1.324          1,052             --
      Separate Account Charges 2.55% ..................            --             --          1.051             --             --
      Separate Account Charges 2.60% ..................            --             --          1.173             --             --
      Separate Account Charges 2.65% ..................            --             --          1.172             --             --
   Mid Cap Growth Portfolio - Service Shares
      Separate Account Charges 1.30% ..................     2,131,311             --          0.451        961,738             --
      Separate Account Charges 1.40% ..................     1,891,222             --          0.449        849,431             --
      Separate Account Charges 1.50% ..................       217,020             --          0.877        190,290             --
      Separate Account Charges 1.55% ..................       388,869             --          0.446        173,436             --
      Separate Account Charges 1.60% ..................            --             --          0.874             --             --
      Separate Account Charges 1.65% ..................         8,759             --          1.355         11,871             --
      Separate Account Charges 1.70% ..................        20,078             --          1.543         30,975             --
      Separate Account Charges 1.75% ..................            --             --          0.869             --             --
      Separate Account Charges 1.80% ..................        91,311             --          1.540        140,577             --
      Separate Account Charges 1.85% ..................       158,448             --          1.279        202,613             --
      Separate Account Charges 1.90% ..................        13,078             --          1.536         20,093             --
      Separate Account Charges 1.95% ..................            --             --          1.535             --             --
      Separate Account Charges 2.00% ..................            --             --          1.533             --             --
      Separate Account Charges 2.05% ..................        40,908             --          1.270         51,969             --
      Separate Account Charges 2.10% ..................            --             --          1.347             --             --
      Separate Account Charges 2.15% ..................            --             --          1.529             --             --
      Separate Account Charges 2.20% ..................            --             --          1.345             --             --
      Separate Account Charges 2.25% ..................       302,452             --          1.525        461,378             --
      Separate Account Charges 2.35% ..................            --             --          1.342             --             --
      Separate Account Charges 2.40% ..................            --             --          1.341             --             --
      Separate Account Charges 2.45% ..................        74,724             --          1.519        113,524             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Janus Aspen Series (continued)
   Mid Cap Growth Portfolio - Service Shares (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.129   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.337             --             --
      Separate Account Charges 2.65% ..................            --             --          1.337             --             --
   Worldwide Growth Portfolio - Service Shares
      Separate Account Charges 1.30% ..................            --             --          0.935             --             --
      Separate Account Charges 1.40% ..................            --             --          0.933             --             --
      Separate Account Charges 1.50% ..................            --             --          0.930             --             --
      Separate Account Charges 1.55% ..................            --             --          0.929             --             --
      Separate Account Charges 1.60% ..................            --             --          0.927             --             --
      Separate Account Charges 1.65% ..................            --             --          1.176             --             --
      Separate Account Charges 1.70% ..................            --             --          1.225             --             --
      Separate Account Charges 1.75% ..................            --             --          0.924             --             --
      Separate Account Charges 1.80% ..................            --             --          1.222             --             --
      Separate Account Charges 1.85% ..................        70,180             --          0.921         64,639             --
      Separate Account Charges 1.90% ..................            --             --          1.220             --             --
      Separate Account Charges 1.95% ..................            --             --          1.218             --             --
      Separate Account Charges 2.00% ..................            --             --          1.217             --             --
      Separate Account Charges 2.05% ..................        18,396             --          0.916         16,850             --
      Separate Account Charges 2.10% ..................            --             --          1.168             --             --
      Separate Account Charges 2.15% ..................         8,023             --          1.213          9,735             --
      Separate Account Charges 2.20% ..................            --             --          1.167             --             --
      Separate Account Charges 2.25% ..................       127,226             --          1.211        154,054             --
      Separate Account Charges 2.35% ..................            --             --          1.164             --             --
      Separate Account Charges 2.40% ..................            --             --          1.163             --             --
      Separate Account Charges 2.45% ..................        28,719             --          1.206         34,634             --
      Separate Account Charges 2.55% ..................            --             --          1.086             --             --
      Separate Account Charges 2.60% ..................            --             --          1.160             --             --
      Separate Account Charges 2.65% ..................            --             --          1.159             --             --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio
      Separate Account Charges 1.30% ..................       113,342             --          1.516        171,817             --
      Separate Account Charges 1.40% ..................        69,839             --          1.513        105,695             --
      Separate Account Charges 1.50% ..................         8,512             --          1.511         12,861             --
      Separate Account Charges 1.55% ..................         9,917             --          1.510         14,971             --
      Separate Account Charges 1.60% ..................            --             --          1.508             --             --
      Separate Account Charges 1.65% ..................            --             --          1.328             --             --
      Separate Account Charges 1.70% ..................        40,270             --          1.506         60,639             --
      Separate Account Charges 1.75% ..................         4,699             --          1.505          7,070             --
      Separate Account Charges 1.80% ..................       123,836             --          1.503        186,166             --
      Separate Account Charges 1.85% ..................       247,134             --          1.502        371,215             --
      Separate Account Charges 1.90% ..................        41,794             --          1.501         62,727             --
      Separate Account Charges 1.95% ..................        24,726             --          1.500         37,078             --
      Separate Account Charges 2.00% ..................         3,083             --          1.498          4,619             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Lazard Retirement Series, Inc. (continued)
   Lazard Retirement Small Cap Portfolio (continued)
      Separate Account Charges 2.05% ..................         6,366             --   $      1.497   $      9,530   $         --
      Separate Account Charges 2.10% ..................            --             --          1.320             --             --
      Separate Account Charges 2.15% ..................       182,013             --          1.495        272,034             --
      Separate Account Charges 2.20% ..................            --             --          1.318             --             --
      Separate Account Charges 2.25% ..................       733,265             --          1.492      1,094,105             --
      Separate Account Charges 2.35% ..................            --             --          1.315             --             --
      Separate Account Charges 2.40% ..................            --             --          1.314             --             --
      Separate Account Charges 2.45% ..................       243,814             --          1.487        362,585             --
      Separate Account Charges 2.55% ..................        64,090             --          1.125         72,076             --
      Separate Account Charges 2.60% ..................            --             --          1.310             --             --
      Separate Account Charges 2.65% ..................            --             --          1.310             --             --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio
      Separate Account Charges 1.30% ..................       191,146             --          1.385        264,685             --
      Separate Account Charges 1.40% ..................       201,079             --          1.382        277,979             --
      Separate Account Charges 1.50% ..................            --             --          1.380             --             --
      Separate Account Charges 1.55% ..................       188,850             --          1.379        260,419             --
      Separate Account Charges 1.60% ..................            --             --          1.378             --             --
      Separate Account Charges 1.65% ..................            --             --          1.266             --             --
      Separate Account Charges 1.70% ..................       155,691             --          1.376        214,157             --
      Separate Account Charges 1.75% ..................        19,918             --          1.374         27,374             --
      Separate Account Charges 1.80% ..................       350,674             --          1.373        481,555             --
      Separate Account Charges 1.85% ..................       374,495             --          1.372        513,836             --
      Separate Account Charges 1.90% ..................       110,691             --          1.371        151,751             --
      Separate Account Charges 1.95% ..................            --             --          1.370             --             --
      Separate Account Charges 2.00% ..................        17,462             --          1.369         23,899             --
      Separate Account Charges 2.05% ..................     1,022,255             --          1.368      1,397,951             --
      Separate Account Charges 2.10% ..................            --             --          1.258             --             --
      Separate Account Charges 2.15% ..................       250,029             --          1.365        341,354             --
      Separate Account Charges 2.20% ..................       114,321             --          1.256        143,600             --
      Separate Account Charges 2.25% ..................     4,464,326             --          1.363      6,084,759             --
      Separate Account Charges 2.35% ..................        17,389             --          1.253         21,797             --
      Separate Account Charges 2.40% ..................       128,993             --          1.253        161,579             --
      Separate Account Charges 2.45% ..................       590,460             --          1.358        802,108             --
      Separate Account Charges 2.55% ..................            --             --          1.098             --             --
      Separate Account Charges 2.60% ..................        56,426             --          1.249         70,485             --
      Separate Account Charges 2.65% ..................        21,945             --          1.248         27,394             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Lord Abbett Series Fund, Inc. (continued)
   Mid-Cap Value Portfolio
      Separate Account Charges 1.30% ..................       316,299             --   $      1.543   $    488,170   $         --
      Separate Account Charges 1.40% ..................       198,486             --          1.541        305,829             --
      Separate Account Charges 1.50% ..................       106,225             --          1.538        163,401             --
      Separate Account Charges 1.55% ..................       279,335             --          1.537        429,329             --
      Separate Account Charges 1.60% ..................         1,142             --          1.536          1,754             --
      Separate Account Charges 1.65% ..................         2,357             --          1.413          3,329             --
      Separate Account Charges 1.70% ..................       349,075             --          1.533        535,174             --
      Separate Account Charges 1.75% ..................        57,869             --          1.532         88,646             --
      Separate Account Charges 1.80% ..................       531,677             --          1.531        813,769             --
      Separate Account Charges 1.85% ..................       710,264             --          1.529      1,086,212             --
      Separate Account Charges 1.90% ..................        57,489             --          1.528         87,845             --
      Separate Account Charges 1.95% ..................        29,800             --          1.527         45,497             --
      Separate Account Charges 2.00% ..................        12,982             --          1.525         19,804             --
      Separate Account Charges 2.05% ..................       681,732             --          1.524      1,039,106             --
      Separate Account Charges 2.10% ..................        25,827             --          1.404         36,258             --
      Separate Account Charges 2.15% ..................       558,676             --          1.522        850,120             --
      Separate Account Charges 2.20% ..................        45,463             --          1.402         63,736             --
      Separate Account Charges 2.25% ..................     4,181,113             --          1.519      6,351,698             --
      Separate Account Charges 2.35% ..................         4,197             --          1.399          5,871             --
      Separate Account Charges 2.40% ..................        31,233             --          1.398         43,664             --
      Separate Account Charges 2.45% ..................       527,627             --          1.514        798,866             --
      Separate Account Charges 2.55% ..................        63,332             --          1.159         73,424             --
      Separate Account Charges 2.60% ..................        14,386             --          1.394         20,056             --
      Separate Account Charges 2.65% ..................        14,458             --          1.393         20,143             --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund - Class III
      Separate Account Charges 1.30% ..................            --             --          1.211             --             --
      Separate Account Charges 1.40% ..................            --             --          1.210             --             --
      Separate Account Charges 1.50% ..................            --             --          1.209             --             --
      Separate Account Charges 1.55% ..................        26,210             --          1.208         31,661             --
      Separate Account Charges 1.60% ..................            --             --          1.207             --             --
      Separate Account Charges 1.65% ..................            --             --          1.207             --             --
      Separate Account Charges 1.70% ..................            --             --          1.206             --             --
      Separate Account Charges 1.75% ..................           692             --          1.205            834             --
      Separate Account Charges 1.80% ..................        16,661             --          1.205         20,070             --
      Separate Account Charges 1.85% ..................        34,482             --          1.204         41,515             --
      Separate Account Charges 1.90% ..................            --             --          1.203             --             --
      Separate Account Charges 1.95% ..................            --             --          1.203             --             --
      Separate Account Charges 2.00% ..................            --             --          1.202             --             --
      Separate Account Charges 2.05% ..................        44,617             --          1.201         53,595             --
      Separate Account Charges 2.10% ..................            --             --          1.201             --             --
      Separate Account Charges 2.15% ..................       361,311             --          1.200        433,533             --
      Separate Account Charges 2.20% ..................            --             --          1.199             --             --
      Separate Account Charges 2.25% ..................       434,955             --          1.199        521,313             --
      Separate Account Charges 2.35% ..................            --             --          1.197             --             --
      Separate Account Charges 2.40% ..................           768             --          1.197            919             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Merrill Lynch Variable Series Funds, Inc. (continued)
   Merrill Lynch Global Allocation V.I. Fund - Class III (continued)
      Separate Account Charges 2.45% ..................       236,985             --   $      1.196   $    283,400   $         --
      Separate Account Charges 2.55% ..................            --             --          1.116             --             --
      Separate Account Charges 2.60% ..................            --             --          1.194             --             --
      Separate Account Charges 2.65% ..................        20,754             --          1.193         24,764             --
   Merrill Lynch Value Opportunities V.I. Fund - Class III
      Separate Account Charges 1.30% ..................         8,884             --          1.210         10,745             --
      Separate Account Charges 1.40% ..................        46,761             --          1.208         56,496             --
      Separate Account Charges 1.50% ..................            --             --          1.207             --             --
      Separate Account Charges 1.55% ..................        16,785             --          1.206         20,245             --
      Separate Account Charges 1.60% ..................            --             --          1.205             --             --
      Separate Account Charges 1.65% ..................        23,566             --          1.205         28,393             --
      Separate Account Charges 1.70% ..................            --             --          1.204             --             --
      Separate Account Charges 1.75% ..................         5,851             --          1.203          7,042             --
      Separate Account Charges 1.80% ..................        67,521             --          1.203         81,213             --
      Separate Account Charges 1.85% ..................        26,373             --          1.202         31,703             --
      Separate Account Charges 1.90% ..................        13,437             --          1.201         16,144             --
      Separate Account Charges 1.95% ..................            --             --          1.201             --             --
      Separate Account Charges 2.00% ..................            --             --          1.200             --             --
      Separate Account Charges 2.05% ..................        14,965             --          1.199         17,950             --
      Separate Account Charges 2.10% ..................            --             --          1.199             --             --
      Separate Account Charges 2.15% ..................       264,527             --          1.198        316,921             --
      Separate Account Charges 2.20% ..................        89,553             --          1.197        107,231             --
      Separate Account Charges 2.25% ..................       372,299             --          1.197        445,542             --
      Separate Account Charges 2.35% ..................         4,448             --          1.195          5,317             --
      Separate Account Charges 2.40% ..................        32,246             --          1.195         38,525             --
      Separate Account Charges 2.45% ..................       203,477             --          1.194        242,964             --
      Separate Account Charges 2.55% ..................           740             --          1.118            828             --
      Separate Account Charges 2.60% ..................            --             --          1.192             --             --
      Separate Account Charges 2.65% ..................         9,381             --          1.191         11,176             --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares
      Separate Account Charges 1.30% ..................            --             --          1.108             --             --
      Separate Account Charges 1.40% ..................            --             --          1.107             --             --
      Separate Account Charges 1.50% ..................            --             --          1.106             --             --
      Separate Account Charges 1.55% ..................            --             --          1.105             --             --
      Separate Account Charges 1.60% ..................            --             --          1.104             --             --
      Separate Account Charges 1.65% ..................            --             --          1.104             --             --
      Separate Account Charges 1.70% ..................            --             --          1.103             --             --
      Separate Account Charges 1.75% ..................            --             --          1.103             --             --
      Separate Account Charges 1.80% ..................            --             --          1.102             --             --
      Separate Account Charges 1.85% ..................           257             --          1.101            283             --
      Separate Account Charges 1.90% ..................            --             --          1.101             --             --
      Separate Account Charges 1.95% ..................            --             --          1.100             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Oppenheimer Variable Account Funds (continued)
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (continued)
      Separate Account Charges 2.00% ..................            --             --   $      1.100   $         --   $         --
      Separate Account Charges 2.05% ..................        33,071             --          1.099         36,346             --
      Separate Account Charges 2.10% ..................            --             --          1.098             --             --
      Separate Account Charges 2.15% ..................            --             --          1.098             --             --
      Separate Account Charges 2.20% ..................            --             --          1.097             --             --
      Separate Account Charges 2.25% ..................        77,694             --          1.097         85,200             --
      Separate Account Charges 2.35% ..................            --             --          1.095             --             --
      Separate Account Charges 2.40% ..................            --             --          1.095             --             --
      .................................................            --             --          1.046             --             --
      Separate Account Charges 2.55% ..................            --             --          1.046             --             --
      Separate Account Charges 2.60% ..................            --             --          1.092             --             --
      Separate Account Charges 2.65% ..................            --             --          1.092             --             --
   Oppenheimer Global Securities Fund/VA - Service Shares
      Separate Account Charges 1.30% ..................            --             --          1.268             --             --
      Separate Account Charges 1.40% ..................            --             --          1.267             --             --
      Separate Account Charges 1.50% ..................            --             --          1.266             --             --
      Separate Account Charges 1.55% ..................            --             --          1.265             --             --
      Separate Account Charges 1.60% ..................            --             --          1.264             --             --
      Separate Account Charges 1.65% ..................            --             --          1.264             --             --
      Separate Account Charges 1.70% ..................            --             --          1.263             --             --
      Separate Account Charges 1.75% ..................            --             --          1.262             --             --
      Separate Account Charges 1.80% ..................            --             --          1.262             --             --
      Separate Account Charges 1.85% ..................        34,230             --          1.261         43,158             --
      Separate Account Charges 1.90% ..................            --             --          1.260             --             --
      Separate Account Charges 1.95% ..................            --             --          1.259             --             --
      Separate Account Charges 2.00% ..................            --             --          1.259             --             --
      Separate Account Charges 2.05% ..................        53,097             --          1.258         66,799             --
      Separate Account Charges 2.10% ..................            --             --          1.257             --             --
      Separate Account Charges 2.15% ..................            --             --          1.257             --             --
      Separate Account Charges 2.20% ..................            --             --          1.256             --             --
      Separate Account Charges 2.25% ..................       119,173             --          1.255        149,597             --
      Separate Account Charges 2.35% ..................            --             --          1.254             --             --
      Separate Account Charges 2.40% ..................            --             --          1.253             --             --
      Separate Account Charges 2.45% ..................         2,516             --          1.253          3,151             --
      Separate Account Charges 2.55% ..................            --             --          1.168             --             --
      Separate Account Charges 2.60% ..................            --             --          1.250             --             --
      Separate Account Charges 2.65% ..................            --             --          1.250             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Oppenheimer Variable Account Funds (continued)
   Oppenheimer Main Street Fund/VA - Service Shares
      Separate Account Charges 1.30% ..................            --             --   $      1.075   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.074             --             --
      Separate Account Charges 1.50% ..................            --             --          1.073             --             --
      Separate Account Charges 1.55% ..................            --             --          1.073             --             --
      Separate Account Charges 1.60% ..................            --             --          1.072             --             --
      Separate Account Charges 1.65% ..................            --             --          1.072             --             --
      Separate Account Charges 1.70% ..................            --             --          1.072             --             --
      Separate Account Charges 1.75% ..................            --             --          1.071             --             --
      Separate Account Charges 1.80% ..................            --             --          1.071             --             --
      Separate Account Charges 1.85% ..................            --             --          1.071             --             --
      Separate Account Charges 1.90% ..................            --             --          1.070             --             --
      Separate Account Charges 1.95% ..................            --             --          1.070             --             --
      Separate Account Charges 2.00% ..................            --             --          1.070             --             --
      Separate Account Charges 2.05% ..................            --             --          1.069             --             --
      Separate Account Charges 2.10% ..................            --             --          1.069             --             --
      Separate Account Charges 2.15% ..................         2,019             --          1.068          2,157             --
      Separate Account Charges 2.20% ..................            --             --          1.068             --             --
      Separate Account Charges 2.25% ..................            --             --          1.068             --             --
      Separate Account Charges 2.35% ..................            --             --          1.067             --             --
      Separate Account Charges 2.40% ..................            --             --          1.067             --             --
      Separate Account Charges 2.45% ..................            --             --          1.066             --             --
      Separate Account Charges 2.55% ..................            --             --          1.062             --             --
      Separate Account Charges 2.60% ..................            --             --          1.065             --             --
      Separate Account Charges 2.65% ..................            --             --          1.065             --             --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class
      Separate Account Charges 1.30% ..................       715,250             --          1.127        806,366             --
      Separate Account Charges 1.40% ..................       837,880             --          1.125        943,045             --
      Separate Account Charges 1.50% ..................        24,543             --          1.124         27,577             --
      Separate Account Charges 1.55% ..................       261,701             --          1.123        293,808             --
      Separate Account Charges 1.60% ..................            --             --          1.122             --             --
      Separate Account Charges 1.65% ..................        16,081             --          1.122         18,048             --
      Separate Account Charges 1.70% ..................       683,405             --          1.120        765,325             --
      Separate Account Charges 1.75% ..................        53,989             --          1.119         60,411             --
      Separate Account Charges 1.80% ..................     1,059,453             --          1.118      1,184,469             --
      Separate Account Charges 1.85% ..................     2,231,285             --          1.117      2,492,498             --
      Separate Account Charges 1.90% ..................       277,755             --          1.116        310,011             --
      Separate Account Charges 1.95% ..................        60,291             --          1.115         67,237             --
      Separate Account Charges 2.00% ..................         5,900             --          1.114          6,574             --
      Separate Account Charges 2.05% ..................       366,107             --          1.113        407,603             --
      Separate Account Charges 2.10% ..................        24,973             --          1.115         27,854             --
      Separate Account Charges 2.15% ..................       159,740             --          1.111        177,545             --
      Separate Account Charges 2.20% ..................            --             --          1.114             --             --
      Separate Account Charges 2.25% ..................     4,627,736             --          1.110      5,135,033             --
      Separate Account Charges 2.35% ..................         9,080             --          1.111         10,092             --
      Separate Account Charges 2.40% ..................       230,157             --          1.111        255,632             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
PIMCO Variable Insurance Trust (continued)
   Real Return Portfolio - Administrative Class (continued)
      Separate Account Charges 2.45% ..................       602,161             --   $      1.106   $    665,932   $         --
      Separate Account Charges 2.55% ..................        60,172             --          1.066         64,168             --
      Separate Account Charges 2.60% ..................        24,778             --          1.107         27,444             --
      Separate Account Charges 2.65% ..................           487             --          1.107            539             --
   Total Return Portfolio - Administrative Class
      Separate Account Charges 1.30% ..................     4,403,863             --          1.218      5,362,926             --
      Separate Account Charges 1.40% ..................     5,959,397             --          1.213      7,230,627             --
      Separate Account Charges 1.50% ..................       232,053             --          1.197        277,836             --
      Separate Account Charges 1.55% ..................     2,051,135             --          1.207      2,474,994             --
      Separate Account Charges 1.60% ..................        72,468             --          1.193         86,458             --
      Separate Account Charges 1.65% ..................        10,318             --          1.059         10,925             --
      Separate Account Charges 1.70% ..................     1,865,307             --          1.078      2,010,395             --
      Separate Account Charges 1.75% ..................       473,378             --          1.187        561,752             --
      Separate Account Charges 1.80% ..................     4,003,506             --          1.075      4,306,065             --
      Separate Account Charges 1.85% ..................    14,158,270             --          1.140     16,140,725             --
      Separate Account Charges 1.90% ..................       952,336             --          1.073      1,022,225             --
      Separate Account Charges 1.95% ..................       179,966             --          1.072        192,973             --
      Separate Account Charges 2.00% ..................        17,777             --          1.071         19,042             --
      Separate Account Charges 2.05% ..................     5,138,114             --          1.132      5,819,368             --
      Separate Account Charges 2.10% ..................       191,473             --          1.052        201,479             --
      Separate Account Charges 2.15% ..................       536,319             --          1.068        572,738             --
      Separate Account Charges 2.20% ..................         2,322             --          1.051          2,440             --
      Separate Account Charges 2.25% ..................    16,972,144             --          1.066     18,087,717             --
      Separate Account Charges 2.35% ..................        14,843             --          1.048         15,564             --
      Separate Account Charges 2.40% ..................       207,832             --          1.048        217,781             --
      Separate Account Charges 2.45% ..................     2,364,335             --          1.061      2,509,434             --
      Separate Account Charges 2.55% ..................           249             --          1.043            259             --
      Separate Account Charges 2.60% ..................        72,778             --          1.045         76,050             --
      Separate Account Charges 2.65% ..................         9,053             --          1.044          9,453             --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.020             --             --
      Separate Account Charges 1.40% ..................            --             --          1.019             --             --
      Separate Account Charges 1.50% ..................            --             --          1.018             --             --
      Separate Account Charges 1.55% ..................            --             --          1.017             --             --
      Separate Account Charges 1.60% ..................            --             --          1.017             --             --
      Separate Account Charges 1.65% ..................            --             --          1.016             --             --
      Separate Account Charges 1.70% ..................            --             --          1.015             --             --
      Separate Account Charges 1.75% ..................            --             --          1.015             --             --
      Separate Account Charges 1.80% ..................            --             --          1.014             --             --
      Separate Account Charges 1.85% ..................       104,018             --          1.014        105,451             --
      Separate Account Charges 1.90% ..................            --             --          1.013             --             --
      Separate Account Charges 1.95% ..................            --             --          1.013             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer America Income VCT Portfolio - Class II Shares (continued)
   Separate Account Charges 2.00% .....................            --             --   $      1.012   $         --   $         --
   Separate Account Charges 2.05% .....................            --             --          1.012             --             --
   Separate Account Charges 2.10% .....................            --             --          1.011             --             --
   Separate Account Charges 2.15% .....................            --             --          1.010             --             --
   Separate Account Charges 2.20% .....................            --             --          1.010             --             --
   Separate Account Charges 2.25% .....................        62,545             --          1.009         63,128             --
   Separate Account Charges 2.35% .....................            --             --          1.008             --             --
   Separate Account Charges 2.40% .....................            --             --          1.008             --             --
   Separate Account Charges 2.45% .....................        51,071             --          1.007         51,433             --
   Separate Account Charges 2.55% .....................            --             --          1.032             --             --
   Separate Account Charges 2.60% .....................            --             --          1.005             --             --
   Separate Account Charges 2.65% .....................            --             --          1.005             --             --
Pioneer Balanced VCT Portfolio - Class II Shares
   Separate Account Charges 1.30% .....................            --             --          1.067             --             --
   Separate Account Charges 1.40% .....................            --             --          1.066             --             --
   Separate Account Charges 1.50% .....................            --             --          1.065             --             --
   Separate Account Charges 1.55% .....................            --             --          1.064             --             --
   Separate Account Charges 1.60% .....................            --             --          1.064             --             --
   Separate Account Charges 1.65% .....................            --             --          1.063             --             --
   Separate Account Charges 1.70% .....................            --             --          1.062             --             --
   Separate Account Charges 1.75% .....................            --             --          1.062             --             --
   Separate Account Charges 1.80% .....................            --             --          1.061             --             --
   Separate Account Charges 1.85% .....................         9,421             --          1.061          9,992             --
   Separate Account Charges 1.90% .....................            --             --          1.060             --             --
   Separate Account Charges 1.95% .....................            --             --          1.059             --             --
   Separate Account Charges 2.00% .....................            --             --          1.059             --             --
   Separate Account Charges 2.05% .....................            --             --          1.058             --             --
   Separate Account Charges 2.10% .....................            --             --          1.058             --             --
   Separate Account Charges 2.15% .....................            --             --          1.057             --             --
   Separate Account Charges 2.20% .....................            --             --          1.057             --             --
   Separate Account Charges 2.25% .....................        41,219             --          1.056         43,524             --
   Separate Account Charges 2.35% .....................            --             --          1.055             --             --
   Separate Account Charges 2.40% .....................            --             --          1.054             --             --
   Separate Account Charges 2.45% .....................        12,730             --          1.054         13,412             --
   Separate Account Charges 2.55% .....................            --             --          1.025             --             --
   Separate Account Charges 2.60% .....................            --             --          1.052             --             --
   Separate Account Charges 2.65% .....................            --             --          1.051             --             --
Pioneer Emerging Markets VCT Portfolio - Class II Shares
   Separate Account Charges 1.30% .....................            --             --          1.319             --             --
   Separate Account Charges 1.40% .....................            --             --          1.317             --             --
   Separate Account Charges 1.50% .....................            --             --          1.316             --             --
   Separate Account Charges 1.55% .....................            --             --          1.315             --             --
   Separate Account Charges 1.60% .....................            --             --          1.314             --             --
   Separate Account Charges 1.65% .....................            --             --          1.314             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Emerging Markets VCT Portfolio - Class II Shares (continued)
   Separate Account Charges 1.70% .....................            --             --   $      1.313   $         --   $         --
   Separate Account Charges 1.75% .....................            --             --          1.312             --             --
   Separate Account Charges 1.80% .....................            --             --          1.312             --             --
   Separate Account Charges 1.85% .....................         2,258             --          1.311          2,960             --
   Separate Account Charges 1.90% .....................            --             --          1.310             --             --
   Separate Account Charges 1.95% .....................            --             --          1.309             --             --
   Separate Account Charges 2.00% .....................            --             --          1.309             --             --
   Separate Account Charges 2.05% .....................            --             --          1.308             --             --
   Separate Account Charges 2.10% .....................            --             --          1.307             --             --
   Separate Account Charges 2.15% .....................            --             --          1.307             --             --
   Separate Account Charges 2.20% .....................            --             --          1.306             --             --
   Separate Account Charges 2.25% .....................        55,808             --          1.305         72,832             --
   Separate Account Charges 2.35% .....................            --             --          1.304             --             --
   Separate Account Charges 2.40% .....................            --             --          1.303             --             --
   Separate Account Charges 2.45% .....................        21,567             --          1.302         28,085             --
   Separate Account Charges 2.55% .....................            --             --          1.294             --             --
   Separate Account Charges 2.60% .....................            --             --          1.300             --             --
   Separate Account Charges 2.65% .....................            --             --          1.299             --             --
Pioneer Equity Income VCT Portfolio - Class II Shares
   Separate Account Charges 1.30% .....................            --             --          1.219             --             --
   Separate Account Charges 1.40% .....................            --             --          1.218             --             --
   Separate Account Charges 1.50% .....................            --             --          1.217             --             --
   Separate Account Charges 1.55% .....................            --             --          1.216             --             --
   Separate Account Charges 1.60% .....................            --             --          1.215             --             --
   Separate Account Charges 1.65% .....................            --             --          1.215             --             --
   Separate Account Charges 1.70% .....................            --             --          1.214             --             --
   Separate Account Charges 1.75% .....................            --             --          1.213             --             --
   Separate Account Charges 1.80% .....................            --             --          1.213             --             --
   Separate Account Charges 1.85% .....................        46,366             --          1.212         56,188             --
   Separate Account Charges 1.90% .....................            --             --          1.211             --             --
   Separate Account Charges 1.95% .....................            --             --          1.211             --             --
   Separate Account Charges 2.00% .....................            --             --          1.210             --             --
   Separate Account Charges 2.05% .....................        52,241             --          1.209         63,168             --
   Separate Account Charges 2.10% .....................            --             --          1.208             --             --
   Separate Account Charges 2.15% .....................            --             --          1.208             --             --
   Separate Account Charges 2.20% .....................            --             --          1.207             --             --
   Separate Account Charges 2.25% .....................       460,930             --          1.207        556,118             --
   Separate Account Charges 2.35% .....................            --             --          1.205             --             --
   Separate Account Charges 2.40% .....................            --             --          1.205             --             --
   Separate Account Charges 2.45% .....................           824             --          1.204            993             --
   Separate Account Charges 2.55% .....................            --             --          1.124             --             --
   Separate Account Charges 2.60% .....................            --             --          1.202             --             --
   Separate Account Charges 2.65% .....................            --             --          1.201             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Europe VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --   $      1.277   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.276             --             --
      Separate Account Charges 1.50% ..................            --             --          1.275             --             --
      Separate Account Charges 1.55% ..................            --             --          1.274             --             --
      Separate Account Charges 1.60% ..................            --             --          1.273             --             --
      Separate Account Charges 1.65% ..................            --             --          1.272             --             --
      Separate Account Charges 1.70% ..................            --             --          1.272             --             --
      Separate Account Charges 1.75% ..................            --             --          1.271             --             --
      Separate Account Charges 1.80% ..................            --             --          1.270             --             --
      Separate Account Charges 1.85% ..................        14,289             --          1.270         18,142             --
      Separate Account Charges 1.90% ..................            --             --          1.269             --             --
      Separate Account Charges 1.95% ..................            --             --          1.268             --             --
      Separate Account Charges 2.00% ..................            --             --          1.268             --             --
      Separate Account Charges 2.05% ..................            --             --          1.267             --             --
      Separate Account Charges 2.10% ..................            --             --          1.266             --             --
      Separate Account Charges 2.15% ..................            --             --          1.265             --             --
      Separate Account Charges 2.20% ..................            --             --          1.265             --             --
      Separate Account Charges 2.25% ..................            --             --          1.264             --             --
      Separate Account Charges 2.35% ..................            --             --          1.263             --             --
      Separate Account Charges 2.40% ..................            --             --          1.262             --             --
      Separate Account Charges 2.45% ..................            --             --          1.261             --             --
      Separate Account Charges 2.55% ..................            --             --          1.176             --             --
      Separate Account Charges 2.60% ..................            --             --          1.259             --             --
      Separate Account Charges 2.65% ..................            --             --          1.259             --             --
   Pioneer Fund VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.154             --             --
      Separate Account Charges 1.40% ..................            --             --          1.153             --             --
      Separate Account Charges 1.50% ..................            --             --          1.151             --             --
      Separate Account Charges 1.55% ..................            --             --          1.151             --             --
      Separate Account Charges 1.60% ..................            --             --          1.150             --             --
      Separate Account Charges 1.65% ..................            --             --          1.149             --             --
      Separate Account Charges 1.70% ..................            --             --          1.149             --             --
      Separate Account Charges 1.75% ..................            --             --          1.148             --             --
      Separate Account Charges 1.80% ..................            --             --          1.147             --             --
      Separate Account Charges 1.85% ..................        60,415             --          1.147         69,285             --
      Separate Account Charges 1.90% ..................            --             --          1.146             --             --
      Separate Account Charges 1.95% ..................            --             --          1.146             --             --
      Separate Account Charges 2.00% ..................            --             --          1.145             --             --
      Separate Account Charges 2.05% ..................        69,628             --          1.144         79,675             --
      Separate Account Charges 2.10% ..................            --             --          1.144             --             --
      Separate Account Charges 2.15% ..................            --             --          1.143             --             --
      Separate Account Charges 2.20% ..................            --             --          1.142             --             --
      Separate Account Charges 2.25% ..................       159,015             --          1.142        181,562             --
      Separate Account Charges 2.35% ..................         5,691             --          1.141          6,491             --
      Separate Account Charges 2.40% ..................            --             --          1.140             --             --
      Separate Account Charges 2.45% ..................        48,327             --          1.139         55,057             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Fund VCT Portfolio - Class II Shares (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.089   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.137             --             --
      Separate Account Charges 2.65% ..................            --             --          1.137             --             --
   Pioneer Growth Shares VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.082             --             --
      Separate Account Charges 1.40% ..................            --             --          1.080             --             --
      Separate Account Charges 1.50% ..................            --             --          1.079             --             --
      Separate Account Charges 1.55% ..................            --             --          1.079             --             --
      Separate Account Charges 1.60% ..................            --             --          1.078             --             --
      Separate Account Charges 1.65% ..................            --             --          1.077             --             --
      Separate Account Charges 1.70% ..................            --             --          1.077             --             --
      Separate Account Charges 1.75% ..................            --             --          1.076             --             --
      Separate Account Charges 1.80% ..................            --             --          1.076             --             --
      Separate Account Charges 1.85% ..................            --             --          1.075             --             --
      Separate Account Charges 1.90% ..................            --             --          1.074             --             --
      Separate Account Charges 1.95% ..................            --             --          1.074             --             --
      Separate Account Charges 2.00% ..................            --             --          1.073             --             --
      Separate Account Charges 2.05% ..................            --             --          1.073             --             --
      Separate Account Charges 2.10% ..................            --             --          1.072             --             --
      Separate Account Charges 2.15% ..................            --             --          1.072             --             --
      Separate Account Charges 2.20% ..................            --             --          1.071             --             --
      Separate Account Charges 2.25% ..................        18,395             --          1.070         19,690             --
      Separate Account Charges 2.35% ..................            --             --          1.069             --             --
      Separate Account Charges 2.40% ..................            --             --          1.069             --             --
      Separate Account Charges 2.45% ..................         2,695             --          1.068          2,878             --
      Separate Account Charges 2.55% ..................            --             --          1.080             --             --
      Separate Account Charges 2.60% ..................            --             --          1.066             --             --
      Separate Account Charges 2.65% ..................            --             --          1.066             --             --
   Pioneer High Yield VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.091             --             --
      Separate Account Charges 1.40% ..................            --             --          1.089             --             --
      Separate Account Charges 1.50% ..................            --             --          1.088             --             --
      Separate Account Charges 1.55% ..................            --             --          1.088             --             --
      Separate Account Charges 1.60% ..................            --             --          1.087             --             --
      Separate Account Charges 1.65% ..................            --             --          1.086             --             --
      Separate Account Charges 1.70% ..................            --             --          1.086             --             --
      Separate Account Charges 1.75% ..................            --             --          1.085             --             --
      Separate Account Charges 1.80% ..................            --             --          1.085             --             --
      Separate Account Charges 1.85% ..................       234,396             --          1.084        254,087             --
      Separate Account Charges 1.90% ..................            --             --          1.083             --             --
      Separate Account Charges 1.95% ..................            --             --          1.083             --             --
      Separate Account Charges 2.00% ..................            --             --          1.082             --             --
      Separate Account Charges 2.05% ..................        94,940             --          1.082        102,690             --
      Separate Account Charges 2.10% ..................            --             --          1.081             --             --
      Separate Account Charges 2.15% ..................            --             --          1.080             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer High Yield VCT Portfolio - Class II Shares (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.080   $         --   $         --
      Separate Account Charges 2.25% ..................       373,187             --          1.079        402,766             --
      Separate Account Charges 2.35% ..................         2,370             --          1.078          2,555             --
      Separate Account Charges 2.40% ..................            --             --          1.077             --             --
      Separate Account Charges 2.45% ..................        28,103             --          1.077         30,263             --
      Separate Account Charges 2.55% ..................            --             --          1.084             --             --
      Separate Account Charges 2.60% ..................            --             --          1.075             --             --
      Separate Account Charges 2.65% ..................            --             --          1.075             --             --
   Pioneer International Value VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.278             --             --
      Separate Account Charges 1.40% ..................            --             --          1.277             --             --
      Separate Account Charges 1.50% ..................            --             --          1.275             --             --
      Separate Account Charges 1.55% ..................            --             --          1.275             --             --
      Separate Account Charges 1.60% ..................            --             --          1.274             --             --
      Separate Account Charges 1.65% ..................            --             --          1.273             --             --
      Separate Account Charges 1.70% ..................            --             --          1.273             --             --
      Separate Account Charges 1.75% ..................            --             --          1.272             --             --
      Separate Account Charges 1.80% ..................            --             --          1.271             --             --
      Separate Account Charges 1.85% ..................            --             --          1.270             --             --
      Separate Account Charges 1.90% ..................            --             --          1.270             --             --
      Separate Account Charges 1.95% ..................            --             --          1.269             --             --
      Separate Account Charges 2.00% ..................            --             --          1.268             --             --
      Separate Account Charges 2.05% ..................            --             --          1.268             --             --
      Separate Account Charges 2.10% ..................            --             --          1.267             --             --
      Separate Account Charges 2.15% ..................            --             --          1.266             --             --
      Separate Account Charges 2.20% ..................            --             --          1.266             --             --
      Separate Account Charges 2.25% ..................        28,542             --          1.265         36,102             --
      Separate Account Charges 2.35% ..................            --             --          1.263             --             --
      Separate Account Charges 2.40% ..................            --             --          1.263             --             --
      Separate Account Charges 2.45% ..................            --             --          1.262             --             --
      Separate Account Charges 2.55% ..................            --             --          1.169             --             --
      Separate Account Charges 2.60% ..................            --             --          1.260             --             --
      Separate Account Charges 2.65% ..................            --             --          1.259             --             --
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.265             --             --
      Separate Account Charges 1.40% ..................            --             --          1.263             --             --
      Separate Account Charges 1.50% ..................            --             --          1.262             --             --
      Separate Account Charges 1.55% ..................            --             --          1.261             --             --
      Separate Account Charges 1.60% ..................            --             --          1.260             --             --
      Separate Account Charges 1.65% ..................            --             --          1.260             --             --
      Separate Account Charges 1.70% ..................            --             --          1.259             --             --
      Separate Account Charges 1.75% ..................            --             --          1.258             --             --
      Separate Account Charges 1.80% ..................            --             --          1.258             --             --
      Separate Account Charges 1.85% ..................        10,917             --          1.257         13,723             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares (continued)
      Separate Account Charges 1.90% ..................            --             --   $      1.256   $         --   $         --
      Separate Account Charges 1.95% ..................            --             --          1.256             --             --
      Separate Account Charges 2.00% ..................            --             --          1.255             --             --
      Separate Account Charges 2.05% ..................        33,692             --          1.254         42,256             --
      Separate Account Charges 2.10% ..................            --             --          1.254             --             --
      Separate Account Charges 2.15% ..................            --             --          1.253             --             --
      Separate Account Charges 2.20% ..................            --             --          1.252             --             --
      Separate Account Charges 2.25% ..................        53,670             --          1.251         67,163             --
      Separate Account Charges 2.35% ..................         3,167             --          1.250          3,959             --
      Separate Account Charges 2.40% ..................            --             --          1.249             --             --
      Separate Account Charges 2.45% ..................        12,448             --          1.249         15,544             --
      Separate Account Charges 2.55% ..................            --             --          1.142             --             --
      Separate Account Charges 2.60% ..................            --             --          1.247             --             --
      Separate Account Charges 2.65% ..................            --             --          1.246             --             --
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.098             --             --
      Separate Account Charges 1.40% ..................            --             --          1.097             --             --
      Separate Account Charges 1.50% ..................            --             --          1.096             --             --
      Separate Account Charges 1.55% ..................            --             --          1.095             --             --
      Separate Account Charges 1.60% ..................            --             --          1.095             --             --
      Separate Account Charges 1.65% ..................            --             --          1.095             --             --
      Separate Account Charges 1.70% ..................            --             --          1.094             --             --
      Separate Account Charges 1.75% ..................            --             --          1.094             --             --
      Separate Account Charges 1.80% ..................            --             --          1.093             --             --
      Separate Account Charges 1.85% ..................        17,469             --          1.093         19,090             --
      Separate Account Charges 1.90% ..................            --             --          1.092             --             --
      Separate Account Charges 1.95% ..................            --             --          1.092             --             --
      Separate Account Charges 2.00% ..................            --             --          1.092             --             --
      Separate Account Charges 2.05% ..................        94,164             --          1.091        102,741             --
      Separate Account Charges 2.10% ..................            --             --          1.091             --             --
      Separate Account Charges 2.15% ..................            --             --          1.090             --             --
      Separate Account Charges 2.20% ..................            --             --          1.090             --             --
      Separate Account Charges 2.25% ..................        65,506             --          1.089         71,358             --
      Separate Account Charges 2.35% ..................            --             --          1.088             --             --
      Separate Account Charges 2.40% ..................            --             --          1.088             --             --
      Separate Account Charges 2.45% ..................            --             --          1.088             --             --
      Separate Account Charges 2.55% ..................            --             --          1.069             --             --
      Separate Account Charges 2.60% ..................            --             --          1.086             --             --
      Separate Account Charges 2.65% ..................            --             --          1.086             --             --
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.076             --             --
      Separate Account Charges 1.40% ..................            --             --          1.075             --             --
      Separate Account Charges 1.50% ..................            --             --          1.074             --             --
      Separate Account Charges 1.55% ..................            --             --          1.074             --             --
      Separate Account Charges 1.60% ..................            --             --          1.073             --             --
      Separate Account Charges 1.65% ..................            --             --          1.073             --             --
      Separate Account Charges 1.70% ..................            --             --          1.072             --             --
      Separate Account Charges 1.75% ..................            --             --          1.072             --             --
      Separate Account Charges 1.80% ..................            --             --          1.072             --             --
      Separate Account Charges 1.85% ..................            --             --          1.071             --             --
      Separate Account Charges 1.90% ..................            --             --          1.071             --             --
      Separate Account Charges 1.95% ..................            --             --          1.070             --             --
      Separate Account Charges 2.00% ..................            --             --          1.070             --             --
      Separate Account Charges 2.05% ..................            --             --          1.069             --             --
      Separate Account Charges 2.10% ..................            --             --          1.069             --             --
      Separate Account Charges 2.15% ..................            --             --          1.069             --             --
      Separate Account Charges 2.20% ..................            --             --          1.068             --             --
      Separate Account Charges 2.25% ..................        15,375             --          1.068         16,417             --
      Separate Account Charges 2.35% ..................         2,434             --          1.067          2,597             --
      Separate Account Charges 2.40% ..................            --             --          1.066             --             --
      Separate Account Charges 2.45% ..................            --             --          1.066             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.009   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.065             --             --
      Separate Account Charges 2.65% ..................            --             --          1.064             --             --
   Pioneer Real Estate Shares VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.396             --             --
      Separate Account Charges 1.40% ..................            --             --          1.394             --             --
      Separate Account Charges 1.50% ..................            --             --          1.393             --             --
      Separate Account Charges 1.55% ..................            --             --          1.392             --             --
      Separate Account Charges 1.60% ..................            --             --          1.391             --             --
      Separate Account Charges 1.65% ..................            --             --          1.391             --             --
      Separate Account Charges 1.70% ..................            --             --          1.390             --             --
      Separate Account Charges 1.75% ..................            --             --          1.389             --             --
      Separate Account Charges 1.80% ..................            --             --          1.388             --             --
      Separate Account Charges 1.85% ..................        26,252             --          1.388         36,427             --
      Separate Account Charges 1.90% ..................            --             --          1.387             --             --
      Separate Account Charges 1.95% ..................            --             --          1.386             --             --
      Separate Account Charges 2.00% ..................            --             --          1.385             --             --
      Separate Account Charges 2.05% ..................            --             --          1.385             --             --
      Separate Account Charges 2.10% ..................            --             --          1.384             --             --
      Separate Account Charges 2.15% ..................            --             --          1.383             --             --
      Separate Account Charges 2.20% ..................            --             --          1.382             --             --
      Separate Account Charges 2.25% ..................        18,921             --          1.382         26,140             --
      Separate Account Charges 2.35% ..................            --             --          1.380             --             --
      Separate Account Charges 2.40% ..................            --             --          1.379             --             --
      Separate Account Charges 2.45% ..................         8,442             --          1.378         11,637             --
      Separate Account Charges 2.55% ..................            --             --          1.307             --             --
      Separate Account Charges 2.60% ..................            --             --          1.376             --             --
      Separate Account Charges 2.65% ..................            --             --          1.375             --             --
   Pioneer Small Cap Value VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.258             --             --
      Separate Account Charges 1.40% ..................            --             --          1.256             --             --
      Separate Account Charges 1.50% ..................            --             --          1.255             --             --
      Separate Account Charges 1.55% ..................            --             --          1.254             --             --
      Separate Account Charges 1.60% ..................            --             --          1.253             --             --
      Separate Account Charges 1.65% ..................            --             --          1.253             --             --
      Separate Account Charges 1.70% ..................            --             --          1.252             --             --
      Separate Account Charges 1.75% ..................            --             --          1.251             --             --
      Separate Account Charges 1.80% ..................            --             --          1.251             --             --
      Separate Account Charges 1.85% ..................         4,495             --          1.250          5,619             --
      Separate Account Charges 1.90% ..................            --             --          1.249             --             --
      Separate Account Charges 1.95% ..................            --             --          1.249             --             --
      Separate Account Charges 2.00% ..................            --             --          1.248             --             --
      Separate Account Charges 2.05% ..................        16,661             --          1.247         20,780             --
      Separate Account Charges 2.10% ..................            --             --          1.247             --             --
      Separate Account Charges 2.15% ..................            --             --          1.246             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Small Cap Value VCT Portfolio - Class II Shares (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.245   $         --   $         --
      Separate Account Charges 2.25% ..................        51,295             --          1.244         63,835             --
      Separate Account Charges 2.35% ..................            --             --          1.243             --             --
      Separate Account Charges 2.40% ..................            --             --          1.242             --             --
      Separate Account Charges 2.45% ..................         8,306             --          1.242         10,314             --
      Separate Account Charges 2.55% ..................            --             --          1.153             --             --
      Separate Account Charges 2.60% ..................            --             --          1.240             --             --
      Separate Account Charges 2.65% ..................            --             --          1.239             --             --
   Pioneer Small Company VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.161             --             --
      Separate Account Charges 1.40% ..................            --             --          1.160             --             --
      Separate Account Charges 1.50% ..................            --             --          1.159             --             --
      Separate Account Charges 1.55% ..................            --             --          1.158             --             --
      Separate Account Charges 1.60% ..................            --             --          1.157             --             --
      Separate Account Charges 1.65% ..................            --             --          1.157             --             --
      Separate Account Charges 1.70% ..................            --             --          1.156             --             --
      Separate Account Charges 1.75% ..................            --             --          1.155             --             --
      Separate Account Charges 1.80% ..................            --             --          1.155             --             --
      Separate Account Charges 1.85% ..................         8,427             --          1.154          9,726             --
      Separate Account Charges 1.90% ..................            --             --          1.153             --             --
      Separate Account Charges 1.95% ..................            --             --          1.153             --             --
      Separate Account Charges 2.00% ..................            --             --          1.152             --             --
      Separate Account Charges 2.05% ..................            --             --          1.152             --             --
      Separate Account Charges 2.10% ..................            --             --          1.151             --             --
      Separate Account Charges 2.15% ..................            --             --          1.150             --             --
      Separate Account Charges 2.20% ..................            --             --          1.150             --             --
      Separate Account Charges 2.25% ..................        14,424             --          1.149         16,573             --
      Separate Account Charges 2.35% ..................            --             --          1.148             --             --
      Separate Account Charges 2.40% ..................            --             --          1.147             --             --
      Separate Account Charges 2.45% ..................         2,614             --          1.146          2,997             --
      Separate Account Charges 2.55% ..................            --             --          1.107             --             --
      Separate Account Charges 2.60% ..................            --             --          1.145             --             --
      Separate Account Charges 2.65% ..................            --             --          1.144             --             --
   Pioneer Strategic Income VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.112             --             --
      Separate Account Charges 1.40% ..................            --             --          1.111             --             --
      Separate Account Charges 1.50% ..................            --             --          1.109             --             --
      Separate Account Charges 1.55% ..................            --             --          1.109             --             --
      Separate Account Charges 1.60% ..................            --             --          1.108             --             --
      Separate Account Charges 1.65% ..................            --             --          1.107             --             --
      Separate Account Charges 1.70% ..................            --             --          1.107             --             --
      Separate Account Charges 1.75% ..................            --             --          1.106             --             --
      Separate Account Charges 1.80% ..................            --             --          1.106             --             --
      Separate Account Charges 1.85% ..................       122,491             --          1.105        135,355             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Strategic Income VCT Portfolio - Class II Shares (continued)
   Separate Account Charges 1.90% .....................            --             --   $      1.104   $         --   $         --
   Separate Account Charges 1.95% .....................            --             --          1.104             --             --
   Separate Account Charges 2.00% .....................            --             --          1.103             --             --
   Separate Account Charges 2.05% .....................        66,703             --          1.103         73,547             --
   Separate Account Charges 2.10% .....................            --             --          1.102             --             --
   Separate Account Charges 2.15% .....................            --             --          1.101             --             --
   Separate Account Charges 2.20% .....................            --             --          1.101             --             --
   Separate Account Charges 2.25% .....................       467,075             --          1.100        513,866             --
   Separate Account Charges 2.35% .....................         4,644             --          1.099          5,103             --
   Separate Account Charges 2.40% .....................            --             --          1.098             --             --
   Separate Account Charges 2.45% .....................        30,666             --          1.098         33,664             --
   Separate Account Charges 2.55% .....................            --             --          1.097             --             --
   Separate Account Charges 2.60% .....................            --             --          1.096             --             --
   Separate Account Charges 2.65% .....................            --             --          1.095             --             --
Pioneer Value VCT Portfolio - Class II Shares
   Separate Account Charges 1.30% .....................            --             --          1.168             --             --
   Separate Account Charges 1.40% .....................            --             --          1.167             --             --
   Separate Account Charges 1.50% .....................            --             --          1.166             --             --
   Separate Account Charges 1.55% .....................            --             --          1.165             --             --
   Separate Account Charges 1.60% .....................            --             --          1.164             --             --
   Separate Account Charges 1.65% .....................            --             --          1.164             --             --
   Separate Account Charges 1.70% .....................            --             --          1.163             --             --
   Separate Account Charges 1.75% .....................            --             --          1.162             --             --
   Separate Account Charges 1.80% .....................            --             --          1.162             --             --
   Separate Account Charges 1.85% .....................        19,453             --          1.161         22,586             --
   Separate Account Charges 1.90% .....................            --             --          1.160             --             --
   Separate Account Charges 1.95% .....................            --             --          1.160             --             --
   Separate Account Charges 2.00% .....................            --             --          1.159             --             --
   Separate Account Charges 2.05% .....................        92,637             --          1.158        107,316             --
   Separate Account Charges 2.10% .....................            --             --          1.158             --             --
   Separate Account Charges 2.15% .....................            --             --          1.157             --             --
   Separate Account Charges 2.20% .....................            --             --          1.157             --             --
   Separate Account Charges 2.25% .....................        84,246             --          1.156         97,380             --
   Separate Account Charges 2.35% .....................            --             --          1.155             --             --
   Separate Account Charges 2.40% .....................            --             --          1.154             --             --
   Separate Account Charges 2.45% .....................        36,417             --          1.153         42,003             --
   Separate Account Charges 2.55% .....................            --             --          1.085             --             --
   Separate Account Charges 2.60% .....................            --             --          1.151             --             --
   Separate Account Charges 2.65% .....................            --             --          1.151             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares
      Separate Account Charges 1.30% ..................        54,533             --   $      0.775   $     42,282   $         --
      Separate Account Charges 1.40% ..................        49,521             --          0.773         38,256             --
      Separate Account Charges 1.50% ..................            --             --          0.779             --             --
      Separate Account Charges 1.55% ..................            --             --          0.768             --             --
      Separate Account Charges 1.60% ..................        12,155             --          0.776          9,431             --
      Separate Account Charges 1.65% ..................            --             --          1.194             --             --
      Separate Account Charges 1.70% ..................            --             --          1.315             --             --
      Separate Account Charges 1.75% ..................            --             --          0.772             --             --
      Separate Account Charges 1.80% ..................            --             --          1.313             --             --
      Separate Account Charges 1.85% ..................       165,358             --          1.167        192,929             --
      Separate Account Charges 1.90% ..................            --             --          1.310             --             --
      Separate Account Charges 1.95% ..................            --             --          1.309             --             --
      Separate Account Charges 2.00% ..................            --             --          1.307             --             --
      Separate Account Charges 2.05% ..................       155,269             --          1.159        179,978             --
      Separate Account Charges 2.10% ..................            --             --          1.186             --             --
      Separate Account Charges 2.15% ..................            --             --          1.303             --             --
      Separate Account Charges 2.20% ..................            --             --          1.184             --             --
      Separate Account Charges 2.25% ..................        24,067             --          1.301         31,301             --
      Separate Account Charges 2.35% ..................            --             --          1.182             --             --
      Separate Account Charges 2.40% ..................            --             --          1.181             --             --
      Separate Account Charges 2.45% ..................            --             --          1.295             --             --
      Separate Account Charges 2.55% ..................            --             --          1.066             --             --
      Separate Account Charges 2.60% ..................            --             --          1.178             --             --
      Separate Account Charges 2.65% ..................            --             --          1.177             --             --
   Putnam VT International Equity Fund - Class IB Shares
      Separate Account Charges 1.30% ..................       151,194             --          1.014        153,379             --
      Separate Account Charges 1.40% ..................       150,938             --          1.011        152,557             --
      Separate Account Charges 1.50% ..................        11,446             --          1.055         12,079             --
      Separate Account Charges 1.55% ..................       161,505             --          1.005        162,340             --
      Separate Account Charges 1.60% ..................        30,473             --          1.052         32,045             --
      Separate Account Charges 1.65% ..................            --             --          1.351             --             --
      Separate Account Charges 1.70% ..................        63,658             --          1.436         91,381             --
      Separate Account Charges 1.75% ..................       140,081             --          1.046        146,522             --
      Separate Account Charges 1.80% ..................       146,305             --          1.433        209,597             --
      Separate Account Charges 1.85% ..................       516,700             --          1.323        683,821             --
      Separate Account Charges 1.90% ..................            --             --          1.430             --             --
      Separate Account Charges 1.95% ..................        72,597             --          1.428        103,685             --
      Separate Account Charges 2.00% ..................            --             --          1.427             --             --
      Separate Account Charges 2.05% ..................       245,992             --          1.315        323,435             --
      Separate Account Charges 2.10% ..................            --             --          1.343             --             --
      Separate Account Charges 2.15% ..................        64,572             --          1.422         91,848             --
      Separate Account Charges 2.20% ..................            --             --          1.341             --             --
      Separate Account Charges 2.25% ..................       694,523             --          1.420        985,880             --
      Separate Account Charges 2.35% ..................            --             --          1.338             --             --
      Separate Account Charges 2.40% ..................            --             --          1.337             --             --
      Separate Account Charges 2.45% ..................       123,675             --          1.414        174,841             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Putnam Variable Trust (continued)
   Putnam VT International Equity Fund - Class IB Shares (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.158   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.334             --             --
      Separate Account Charges 2.65% ..................            --             --          1.333             --             --
   Putnam VT Small Cap Value Fund - Class IB Shares
      Separate Account Charges 1.30% ..................       556,757             --          1.617        900,343             --
      Separate Account Charges 1.40% ..................       356,645             --          1.611        574,626             --
      Separate Account Charges 1.50% ..................         9,788             --          1.520         14,879             --
      Separate Account Charges 1.55% ..................       268,728             --          1.602        430,599             --
      Separate Account Charges 1.60% ..................         2,755             --          1.515          4,173             --
      Separate Account Charges 1.65% ..................         2,258             --          1.537          3,471             --
      Separate Account Charges 1.70% ..................       110,711             --          1.783        197,452             --
      Separate Account Charges 1.75% ..................        50,198             --          1.507         75,636             --
      Separate Account Charges 1.80% ..................       265,026             --          1.780        471,705             --
      Separate Account Charges 1.85% ..................     1,134,138             --          1.783      2,022,258             --
      Separate Account Charges 1.90% ..................        46,804             --          1.776         83,135             --
      Separate Account Charges 1.95% ..................         8,360             --          1.774         14,834             --
      Separate Account Charges 2.00% ..................        27,512             --          1.773         48,767             --
      Separate Account Charges 2.05% ..................       400,280             --          1.771        709,087             --
      Separate Account Charges 2.10% ..................         1,314             --          1.528          2,008             --
      Separate Account Charges 2.15% ..................       162,126             --          1.767        286,510             --
      Separate Account Charges 2.20% ..................            --             --          1.526             --             --
      Separate Account Charges 2.25% ..................     1,053,707             --          1.764      1,858,300             --
      Separate Account Charges 2.35% ..................            --             --          1.523             --             --
      Separate Account Charges 2.40% ..................        40,678             --          1.521         61,891             --
      Separate Account Charges 2.45% ..................        89,169             --          1.756        156,617             --
      Separate Account Charges 2.55% ..................            --             --          1.192             --             --
      Separate Account Charges 2.60% ..................         4,533             --          1.517          6,878             --
      Separate Account Charges 2.65% ..................            --             --          1.516             --             --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I
      Separate Account Charges 1.30% ..................     1,873,002             --          1.316      2,464,974             --
      Separate Account Charges 1.40% ..................     2,736,840             --          1.309      3,583,516             --
      Separate Account Charges 1.50% ..................       179,686             --          1.015        182,453             --
      Separate Account Charges 1.55% ..................       776,123             --          1.299      1,008,502             --
      Separate Account Charges 1.60% ..................        55,930             --          1.012         56,590             --
      Separate Account Charges 1.65% ..................         7,611             --          1.248          9,502             --
      Separate Account Charges 1.70% ..................       850,268             --          1.397      1,188,165             --
      Separate Account Charges 1.75% ..................       173,299             --          1.006        174,414             --
      Separate Account Charges 1.80% ..................       483,449             --          1.395        674,193             --
      Separate Account Charges 1.85% ..................     3,132,904             --          1.204      3,770,736             --
      Separate Account Charges 1.90% ..................        53,860             --          1.392         74,957             --
      Separate Account Charges 1.95% ..................        39,816             --          1.390         55,356             --
      Separate Account Charges 2.00% ..................         2,252             --          1.389          3,128             --
      Separate Account Charges 2.05% ..................       840,634             --          1.196      1,005,185             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Salomon Brothers Variable Series Funds Inc. (continued)
   All Cap Fund - Class I (continued)
      Separate Account Charges 2.10% ..................        37,563             --   $      1.241   $     46,605   $         --
      Separate Account Charges 2.15% ..................        72,942             --          1.385        100,997             --
      Separate Account Charges 2.20% ..................            --             --          1.239             --             --
      Separate Account Charges 2.25% ..................     3,268,364             --          1.382      4,516,224             --
      Separate Account Charges 2.35% ..................            --             --          1.236             --             --
      Separate Account Charges 2.40% ..................         2,131             --          1.236          2,633             --
      Separate Account Charges 2.45% ..................       206,538             --          1.376        284,236             --
      Separate Account Charges 2.55% ..................            --             --          1.056             --             --
      Separate Account Charges 2.60% ..................        39,766             --          1.232         48,996             --
      Separate Account Charges 2.65% ..................            --             --          1.231             --             --
   Investors Fund - Class I
      Separate Account Charges 1.30% ..................     1,393,345             --          1.198      1,668,728             --
      Separate Account Charges 1.40% ..................     1,637,036             --          1.191      1,950,483             --
      Separate Account Charges 1.50% ..................        54,527             --          1.000         54,522             --
      Separate Account Charges 1.55% ..................       681,190             --          1.182        805,398             --
      Separate Account Charges 1.60% ..................       116,628             --          0.996        116,208             --
      Separate Account Charges 1.65% ..................         1,401             --          1.247          1,748             --
      Separate Account Charges 1.70% ..................       748,123             --          1.353      1,012,550             --
      Separate Account Charges 1.75% ..................       249,886             --          0.991        247,662             --
      Separate Account Charges 1.80% ..................     1,033,845             --          1.351      1,396,402             --
      Separate Account Charges 1.85% ..................     1,380,340             --          1.205      1,663,763             --
      Separate Account Charges 1.90% ..................       121,149             --          1.348        163,302             --
      Separate Account Charges 1.95% ..................         6,109             --          1.347          8,226             --
      Separate Account Charges 2.00% ..................            --             --          1.345             --             --
      Separate Account Charges 2.05% ..................       545,432             --          1.197        653,133             --
      Separate Account Charges 2.10% ..................            --             --          1.240             --             --
      Separate Account Charges 2.15% ..................       114,838             --          1.341        154,007             --
      Separate Account Charges 2.20% ..................            --             --          1.238             --             --
      Separate Account Charges 2.25% ..................     2,820,015             --          1.338      3,774,133             --
      Separate Account Charges 2.35% ..................            --             --          1.235             --             --
      Separate Account Charges 2.40% ..................        11,756             --          1.234         14,512             --
      Separate Account Charges 2.45% ..................       201,989             --          1.333        269,230             --
      Separate Account Charges 2.55% ..................            --             --          1.078             --             --
      Separate Account Charges 2.60% ..................         1,563             --          1.231          1,924             --
      Separate Account Charges 2.65% ..................            --             --          1.230             --             --
   Large Cap Growth Fund - Class I
      Separate Account Charges 1.30% ..................            --             --          1.133             --             --
      Separate Account Charges 1.40% ..................            --             --          1.130             --             --
      Separate Account Charges 1.50% ..................            --             --          1.127             --             --
      Separate Account Charges 1.55% ..................            --             --          1.126             --             --
      Separate Account Charges 1.60% ..................            --             --          1.124             --             --
      Separate Account Charges 1.65% ..................            --             --          1.151             --             --
      Separate Account Charges 1.70% ..................            --             --          1.349             --             --
      Separate Account Charges 1.75% ..................        30,151             --          1.120         33,764             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Salomon Brothers Variable Series Funds Inc. (continued)
   Large Cap Growth Fund - Class I (continued)
      Separate Account Charges 1.80% ..................            --             --   $      1.347   $         --   $         --
      Separate Account Charges 1.85% ..................       294,224             --          1.117        328,600             --
      Separate Account Charges 1.90% ..................            --             --          1.344             --             --
      Separate Account Charges 1.95% ..................            --             --          1.342             --             --
      Separate Account Charges 2.00% ..................            --             --          1.341             --             --
      Separate Account Charges 2.05% ..................        25,077             --          1.111         27,858             --
      Separate Account Charges 2.10% ..................            --             --          1.144             --             --
      Separate Account Charges 2.15% ..................        71,546             --          1.337         95,653             --
      Separate Account Charges 2.20% ..................            --             --          1.142             --             --
      Separate Account Charges 2.25% ..................        71,782             --          1.334         95,773             --
      Separate Account Charges 2.35% ..................            --             --          1.140             --             --
      Separate Account Charges 2.40% ..................            --             --          1.139             --             --
      Separate Account Charges 2.45% ..................         1,937             --          1.329          2,573             --
      Separate Account Charges 2.55% ..................            --             --          0.990             --             --
      Separate Account Charges 2.60% ..................            --             --          1.136             --             --
      Separate Account Charges 2.65% ..................           441             --          1.135            500             --
   Small Cap Growth Fund - Class I
      Separate Account Charges 1.30% ..................       534,246             --          1.296        692,629             --
      Separate Account Charges 1.40% ..................       640,455             --          1.290        826,086             --
      Separate Account Charges 1.50% ..................        17,350             --          0.999         17,335             --
      Separate Account Charges 1.55% ..................       156,421             --          1.280        200,219             --
      Separate Account Charges 1.60% ..................        14,210             --          0.996         14,147             --
      Separate Account Charges 1.65% ..................         7,863             --          1.402         11,028             --
      Separate Account Charges 1.70% ..................       510,329             --          1.607        820,090             --
      Separate Account Charges 1.75% ..................       117,830             --          0.990        116,683             --
      Separate Account Charges 1.80% ..................       375,905             --          1.604        602,837             --
      Separate Account Charges 1.85% ..................     1,076,084             --          1.329      1,430,220             --
      Separate Account Charges 1.90% ..................        20,154             --          1.600         32,256             --
      Separate Account Charges 1.95% ..................            --             --          1.599             --             --
      Separate Account Charges 2.00% ..................           294             --          1.597            469             --
      Separate Account Charges 2.05% ..................       249,354             --          1.320        329,255             --
      Separate Account Charges 2.10% ..................            --             --          1.394             --             --
      Separate Account Charges 2.15% ..................        78,737             --          1.592        125,373             --
      Separate Account Charges 2.20% ..................            --             --          1.392             --             --
      Separate Account Charges 2.25% ..................     1,763,283             --          1.589      2,801,946             --
      Separate Account Charges 2.35% ..................            --             --          1.389             --             --
      Separate Account Charges 2.40% ..................        19,666             --          1.388         27,295             --
      Separate Account Charges 2.45% ..................       194,919             --          1.583        308,473             --
      Separate Account Charges 2.55% ..................            --             --          1.165             --             --
      Separate Account Charges 2.60% ..................        12,808             --          1.384         17,727             --
      Separate Account Charges 2.65% ..................            --             --          1.383             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Salomon Brothers Variable Series Funds Inc. (continued)
   Total Return Fund - Class II
      Separate Account Charges 1.30% ..................            --             --   $      1.113   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.111             --             --
      Separate Account Charges 1.50% ..................            --             --          1.110             --             --
      Separate Account Charges 1.55% ..................            --             --          1.109             --             --
      Separate Account Charges 1.60% ..................            --             --          1.109             --             --
      Separate Account Charges 1.65% ..................            --             --          1.108             --             --
      Separate Account Charges 1.70% ..................            --             --          1.108             --             --
      Separate Account Charges 1.75% ..................            --             --          1.107             --             --
      Separate Account Charges 1.80% ..................            --             --          1.106             --             --
      Separate Account Charges 1.85% ..................        47,717             --          1.106         52,767             --
      Separate Account Charges 1.90% ..................            --             --          1.105             --             --
      Separate Account Charges 1.95% ..................            --             --          1.105             --             --
      Separate Account Charges 2.00% ..................            --             --          1.104             --             --
      Separate Account Charges 2.05% ..................            --             --          1.103             --             --
      Separate Account Charges 2.10% ..................            --             --          1.103             --             --
      Separate Account Charges 2.15% ..................            --             --          1.102             --             --
      Separate Account Charges 2.20% ..................            --             --          1.102             --             --
      Separate Account Charges 2.25% ..................         6,677             --          1.101          7,351             --
      Separate Account Charges 2.35% ..................            --             --          1.100             --             --
      Separate Account Charges 2.40% ..................            --             --          1.099             --             --
      Separate Account Charges 2.45% ..................        19,319             --          1.099         21,223             --
      Separate Account Charges 2.55% ..................            --             --          1.052             --             --
      Separate Account Charges 2.60% ..................            --             --          1.097             --             --
      Separate Account Charges 2.65% ..................            --             --          1.096             --             --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio
      Separate Account Charges 1.30% ..................       154,400             --          0.812        125,426             --
      Separate Account Charges 1.40% ..................       240,763             --          0.809        194,862             --
      Separate Account Charges 1.50% ..................         2,441             --          0.812          1,983             --
      Separate Account Charges 1.55% ..................       131,703             --          0.805        106,012             --
      Separate Account Charges 1.60% ..................        13,873             --          0.809         11,230             --
      Separate Account Charges 1.65% ..................        10,415             --          1.122         11,684             --
      Separate Account Charges 1.70% ..................       117,045             --          1.188        139,103             --
      Separate Account Charges 1.75% ..................            --             --          0.805             --             --
      Separate Account Charges 1.80% ..................       185,955             --          1.186        220,551             --
      Separate Account Charges 1.85% ..................       282,385             --          1.008        284,652             --
      Separate Account Charges 1.90% ..................        38,953             --          1.184         46,105             --
      Separate Account Charges 1.95% ..................        12,194             --          1.182         14,418             --
      Separate Account Charges 2.00% ..................            --             --          1.181             --             --
      Separate Account Charges 2.05% ..................       109,047             --          1.001        109,204             --
      Separate Account Charges 2.10% ..................        57,419             --          1.115         64,012             --
      Separate Account Charges 2.15% ..................            --             --          1.178             --             --
      Separate Account Charges 2.20% ..................            --             --          1.113             --             --
      Separate Account Charges 2.25% ..................     1,090,467             --          1.175      1,281,511             --
      Separate Account Charges 2.35% ..................        18,420             --          1.111         20,464             --
      Separate Account Charges 2.40% ..................         1,257             --          1.110          1,395             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Smith Barney Investment Series (continued)
   Smith Barney Dividend Strategy Portfolio (continued)
      Separate Account Charges 2.45% ..................        24,985             --   $      1.170   $     29,243   $         --
      Separate Account Charges 2.55% ..................            --             --          1.015             --             --
      Separate Account Charges 2.60% ..................         2,540             --          1.107          2,812             --
      Separate Account Charges 2.65% ..................            --             --          1.106             --             --
   Smith Barney Premier Selections All Cap Growth Portfolio
      Separate Account Charges 1.30% ..................       362,894             --          0.871        315,970             --
      Separate Account Charges 1.40% ..................       294,476             --          0.868        255,457             --
      Separate Account Charges 1.50% ..................            --             --          0.881             --             --
      Separate Account Charges 1.55% ..................       180,108             --          0.863        155,384             --
      Separate Account Charges 1.60% ..................            --             --          0.878             --             --
      Separate Account Charges 1.65% ..................            --             --          1.167             --             --
      Separate Account Charges 1.70% ..................        63,650             --          1.282         81,594             --
      Separate Account Charges 1.75% ..................            --             --          0.873             --             --
      Separate Account Charges 1.80% ..................       146,486             --          1.279        187,403             --
      Separate Account Charges 1.85% ..................       819,997             --          1.146        939,758             --
      Separate Account Charges 1.90% ..................         6,190             --          1.277          7,902             --
      Separate Account Charges 1.95% ..................            --             --          1.275             --             --
      Separate Account Charges 2.00% ..................            --             --          1.274             --             --
      Separate Account Charges 2.05% ..................       110,268             --          1.139        125,550             --
      Separate Account Charges 2.10% ..................            --             --          1.160             --             --
      Separate Account Charges 2.15% ..................            --             --          1.270             --             --
      Separate Account Charges 2.20% ..................            --             --          1.158             --             --
      Separate Account Charges 2.25% ..................       418,070             --          1.268        529,959             --
      Separate Account Charges 2.35% ..................            --             --          1.156             --             --
      Separate Account Charges 2.40% ..................            --             --          1.155             --             --
      Separate Account Charges 2.45% ..................       170,523             --          1.262        215,280             --
      Separate Account Charges 2.55% ..................            --             --          1.025             --             --
      Separate Account Charges 2.60% ..................            --             --          1.152             --             --
      Separate Account Charges 2.65% ..................            --             --          1.151             --             --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
      Separate Account Charges 1.30% ..................     1,865,333             --          1.450      2,704,646             --
      Separate Account Charges 1.40% ..................     2,624,019             --          1.447      3,796,119             --
      Separate Account Charges 1.50% ..................       575,415             --          1.443        830,576             --
      Separate Account Charges 1.55% ..................       374,328             --          1.442        539,712             --
      Separate Account Charges 1.60% ..................        42,575             --          1.440         61,316             --
      Separate Account Charges 1.65% ..................       128,807             --          1.186        152,758             --
      Separate Account Charges 1.70% ..................     5,900,463             --          1.313      7,749,136             --
      Separate Account Charges 1.75% ..................        85,622             --          1.435        122,897             --
      Separate Account Charges 1.80% ..................    12,142,327             --          1.311     15,914,328             --
      Separate Account Charges 1.85% ..................     6,521,502             --          1.432      9,339,550             --
      Separate Account Charges 1.90% ..................     3,129,032             --          1.308      4,092,687             --
      Separate Account Charges 1.95% ..................       170,926             --          1.307        223,338             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Smith Barney Multiple Discipline Trust (continued)
   Multiple Discipline Portfolio - All Cap Growth and Value (continued)
      Separate Account Charges 2.00% ...............           90,528             --   $      1.305   $    118,167   $         --
      Separate Account Charges 2.05% ...............        1,369,104             --          1.426      1,951,911             --
      Separate Account Charges 2.10% ...............          838,573             --          1.179        988,313             --
      Separate Account Charges 2.15% ...............           62,758             --          1.301         81,668             --
      Separate Account Charges 2.20% ...............            7,392             --          1.177          8,699             --
      Separate Account Charges 2.25% ...............       46,071,791             --          1.299     59,832,421             --
      Separate Account Charges 2.35% ...............           32,596             --          1.174         38,283             --
      Separate Account Charges 2.40% ...............        1,109,310             --          1.174      1,301,952             --
      Separate Account Charges 2.45% ...............        3,172,663             --          1.293      4,103,468             --
      Separate Account Charges 2.55% ...............               --             --          1.038             --             --
      Separate Account Charges 2.60% ...............          515,656             --          1.170        603,528             --
      Separate Account Charges 2.65% ...............               --             --          1.170             --             --
   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
      Separate Account Charges 1.30% ...............        1,808,241             --          1.296      2,343,112             --
      Separate Account Charges 1.40% ...............        1,551,664             --          1.293      2,006,142             --
      Separate Account Charges 1.50% ...............          703,763             --          1.290        907,852             --
      Separate Account Charges 1.55% ...............          273,927             --          1.289        352,963             --
      Separate Account Charges 1.60% ...............               --             --          1.287             --             --
      Separate Account Charges 1.65% ...............               --             --          1.127             --             --
      Separate Account Charges 1.70% ...............        4,297,291             --          1.212      5,209,882             --
      Separate Account Charges 1.75% ...............               --             --          1.283             --             --
      Separate Account Charges 1.80% ...............        8,732,765             --          1.210     10,565,618             --
      Separate Account Charges 1.85% ...............        6,827,909             --          1.280      8,738,905             --
      Separate Account Charges 1.90% ...............        1,168,257             --          1.207      1,410,571             --
      Separate Account Charges 1.95% ...............        1,869,909             --          1.206      2,255,475             --
      Separate Account Charges 2.00% ...............          152,364             --          1.205        183,593             --
      Separate Account Charges 2.05% ...............        1,507,174             --          1.274      1,920,349             --
      Separate Account Charges 2.10% ...............          186,971             --          1.120        209,351             --
      Separate Account Charges 2.15% ...............           36,551             --          1.201         43,909             --
      Separate Account Charges 2.20% ...............               --             --          1.118             --             --
      Separate Account Charges 2.25% ...............       36,358,325             --          1.199     43,587,822             --
      Separate Account Charges 2.35% ...............               --             --          1.116             --             --
      Separate Account Charges 2.40% ...............        1,160,527             --          1.115      1,294,021             --
      Separate Account Charges 2.45% ...............        2,807,995             --          1.194      3,352,613             --
      Separate Account Charges 2.55% ...............               --             --          1.030             --             --
      Separate Account Charges 2.60% ...............          462,376             --          1.112        514,134             --
      Separate Account Charges 2.65% ...............               --             --          1.111             --             --
   Multiple Discipline Portfolio - Global All Cap Growth and Value
      Separate Account Charges 1.30% ...............          417,889             --          1.519        634,597             --
      Separate Account Charges 1.40% ...............          414,942             --          1.515        628,707             --
      Separate Account Charges 1.50% ...............           17,052             --          1.512         25,778             --
      Separate Account Charges 1.55% ...............            6,055             --          1.510          9,143             --
      Separate Account Charges 1.60% ...............               --             --          1.508             --             --
      Separate Account Charges 1.65% ...............               --             --          1.238             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Smith Barney Multiple Discipline Trust (continued)
   Multiple Discipline Portfolio - Global All Cap Growth and Value (continued)
      Separate Account Charges 1.70% .....................  1,205,980             --   $      1.350   $  1,627,684   $         --
      Separate Account Charges 1.75% .....................         --             --          1.503             --             --
      Separate Account Charges 1.80% .....................  2,204,915             --          1.347      2,969,893             --
      Separate Account Charges 1.85% .....................  2,421,419             --          1.500      3,631,942             --
      Separate Account Charges 1.90% .....................    617,175             --          1.344        829,592             --
      Separate Account Charges 1.95% .....................    100,626             --          1.343        135,121             --
      Separate Account Charges 2.00% .....................     66,075             --          1.341         88,636             --
      Separate Account Charges 2.05% .....................    313,379             --          1.493        467,937             --
      Separate Account Charges 2.10% .....................    121,998             --          1.231        150,148             --
      Separate Account Charges 2.15% .....................         --             --          1.337             --             --
      Separate Account Charges 2.20% .....................         --             --          1.229             --             --
      Separate Account Charges 2.25% .....................  6,146,467             --          1.335      8,203,181             --
      Separate Account Charges 2.35% .....................         --             --          1.226             --             --
      Separate Account Charges 2.40% .....................    859,342             --          1.226      1,053,235             --
      Separate Account Charges 2.45% .....................    105,353             --          1.329        140,032             --
      Separate Account Charges 2.55% .....................         --             --          1.065             --             --
      Separate Account Charges 2.60% .....................     58,675             --          1.222         71,715             --
      Separate Account Charges 2.65% .....................         --             --          1.221             --             --
   Multiple Discipline Portfolio - Large Cap Growth and Value
      Separate Account Charges 1.30% .....................     90,870             --          1.435        130,404             --
      Separate Account Charges 1.40% .....................    345,792             --          1.432        495,116             --
      Separate Account Charges 1.50% .....................     85,601             --          1.429        122,291             --
      Separate Account Charges 1.55% .....................     38,020             --          1.427         54,256             --
      Separate Account Charges 1.60% .....................     23,084             --          1.425         32,905             --
      Separate Account Charges 1.65% .....................         --             --          1.180             --             --
      Separate Account Charges 1.70% .....................    595,072             --          1.280        761,696             --
      Separate Account Charges 1.75% .....................         --             --          1.421             --             --
      Separate Account Charges 1.80% .....................  1,383,106             --          1.277      1,766,783             --
      Separate Account Charges 1.85% .....................    491,432             --          1.417        696,559             --
      Separate Account Charges 1.90% .....................    525,496             --          1.275        669,907             --
      Separate Account Charges 1.95% .....................     61,261             --          1.274         78,016             --
      Separate Account Charges 2.00% .....................     88,545             --          1.272        112,647             --
      Separate Account Charges 2.05% .....................    102,417             --          1.411        144,516             --
      Separate Account Charges 2.10% .....................    193,059             --          1.173        226,459             --
      Separate Account Charges 2.15% .....................     55,748             --          1.268         70,705             --
      Separate Account Charges 2.20% .....................         --             --          1.171             --             --
      Separate Account Charges 2.25% .....................  4,007,483             --          1.266      5,072,395             --
      Separate Account Charges 2.35% .....................         --             --          1.169             --             --
      Separate Account Charges 2.40% .....................     37,462             --          1.168         43,762             --
      Separate Account Charges 2.45% .....................    190,222             --          1.261        239,791             --
      Separate Account Charges 2.55% .....................         --             --          1.032             --             --
      Separate Account Charges 2.60% .....................     19,488             --          1.165         22,702             --
      Separate Account Charges 2.65% .....................         --             --          1.164             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust
   Convertible Securities Portfolio
      Separate Account Charges 1.30% ..................            --             --   $      1.229   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.226             --             --
      Separate Account Charges 1.50% ..................            --             --          1.222             --             --
      Separate Account Charges 1.55% ..................            --             --          1.221             --             --
      Separate Account Charges 1.60% ..................            --             --          1.219             --             --
      Separate Account Charges 1.65% ..................            --             --          1.155             --             --
      Separate Account Charges 1.70% ..................            --             --          1.292             --             --
      Separate Account Charges 1.75% ..................       201,884             --          1.214        245,094             --
      Separate Account Charges 1.80% ..................            --             --          1.289             --             --
      Separate Account Charges 1.85% ..................     2,407,329             --          1.211      2,914,572             --
      Separate Account Charges 1.90% ..................            --             --          1.286             --             --
      Separate Account Charges 1.95% ..................            --             --          1.285             --             --
      Separate Account Charges 2.00% ..................            --             --          1.284             --             --
      Separate Account Charges 2.05% ..................       127,245             --          1.204        153,207             --
      Separate Account Charges 2.10% ..................            --             --          1.148             --             --
      Separate Account Charges 2.15% ..................       166,519             --          1.280        213,111             --
      Separate Account Charges 2.20% ..................            --             --          1.147             --             --
      Separate Account Charges 2.25% ..................     1,178,613             --          1.277      1,505,330             --
      Separate Account Charges 2.35% ..................           225             --          1.144            258             --
      Separate Account Charges 2.40% ..................            --             --          1.144             --             --
      Separate Account Charges 2.45% ..................       149,871             --          1.272        190,636             --
      Separate Account Charges 2.55% ..................            --             --          1.041             --             --
      Separate Account Charges 2.60% ..................            --             --          1.140             --             --
      Separate Account Charges 2.65% ..................         6,971             --          1.140          7,944             --
   Disciplined Mid Cap Stock Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.209             --             --
      Separate Account Charges 1.40% ..................            --             --          1.206             --             --
      Separate Account Charges 1.50% ..................            --             --          1.202             --             --
      Separate Account Charges 1.55% ..................            --             --          1.201             --             --
      Separate Account Charges 1.60% ..................            --             --          1.199             --             --
      Separate Account Charges 1.65% ..................            --             --          1.345             --             --
      Separate Account Charges 1.70% ..................            --             --          1.471             --             --
      Separate Account Charges 1.75% ..................       138,810             --          1.194        165,744             --
      Separate Account Charges 1.80% ..................            --             --          1.468             --             --
      Separate Account Charges 1.85% ..................       266,416             --          1.191        317,232             --
      Separate Account Charges 1.90% ..................            --             --          1.465             --             --
      Separate Account Charges 1.95% ..................            --             --          1.464             --             --
      Separate Account Charges 2.00% ..................            --             --          1.462             --             --
      Separate Account Charges 2.05% ..................       142,087             --          1.184        168,257             --
      Separate Account Charges 2.10% ..................            --             --          1.336             --             --
      Separate Account Charges 2.15% ..................        77,710             --          1.458        113,274             --
      Separate Account Charges 2.20% ..................            --             --          1.335             --             --
      Separate Account Charges 2.25% ..................       189,558             --          1.455        275,752             --
      Separate Account Charges 2.35% ..................            --             --          1.332             --             --
      Separate Account Charges 2.40% ..................            --             --          1.331             --             --
      Separate Account Charges 2.45% ..................        63,067             --          1.449         91,369             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Disciplined Mid Cap Stock Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.118   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.327             --             --
      Separate Account Charges 2.65% ..................           431             --          1.326            572             --
   Equity Income Portfolio
      Separate Account Charges 1.30% ..................     1,302,083             --          1.200      1,562,971             --
      Separate Account Charges 1.40% ..................     1,883,743             --          1.194      2,249,612             --
      Separate Account Charges 1.50% ..................        95,925             --          1.112        106,669             --
      Separate Account Charges 1.55% ..................       569,818             --          1.185        675,314             --
      Separate Account Charges 1.60% ..................        50,242             --          1.108         55,671             --
      Separate Account Charges 1.65% ..................            --             --          1.226             --             --
      Separate Account Charges 1.70% ..................       490,550             --          1.335        655,044             --
      Separate Account Charges 1.75% ..................       130,364             --          1.102        143,686             --
      Separate Account Charges 1.80% ..................       697,678             --          1.333        929,726             --
      Separate Account Charges 1.85% ..................     2,433,328             --          1.326      3,226,571             --
      Separate Account Charges 1.90% ..................       155,661             --          1.330        207,012             --
      Separate Account Charges 1.95% ..................        79,753             --          1.329        105,955             --
      Separate Account Charges 2.00% ..................        63,717             --          1.327         84,564             --
      Separate Account Charges 2.05% ..................       611,967             --          1.317        806,180             --
      Separate Account Charges 2.10% ..................            --             --          1.218             --             --
      Separate Account Charges 2.15% ..................       183,922             --          1.323        243,353             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Equity Income Portfolio (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.217   $         --   $         --
      Separate Account Charges 2.25% ..................     3,622,958             --          1.320      4,783,880             --
      Separate Account Charges 2.35% ..................         2,409             --          1.214          2,924             --
      Separate Account Charges 2.40% ..................         1,053             --          1.213          1,278             --
      Separate Account Charges 2.45% ..................       312,955             --          1.315        411,557             --
      Separate Account Charges 2.55% ..................            --             --          1.101             --             --
      Separate Account Charges 2.60% ..................        12,164             --          1.210         14,717             --
      Separate Account Charges 2.65% ..................         1,498             --          1.209          1,812             --
   Federated High Yield Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.311             --             --
      Separate Account Charges 1.40% ..................            --             --          1.307             --             --
      Separate Account Charges 1.50% ..................            --             --          1.303             --             --
      Separate Account Charges 1.55% ..................            --             --          1.302             --             --
      Separate Account Charges 1.60% ..................            --             --          1.300             --             --
      Separate Account Charges 1.65% ..................            --             --          1.186             --             --
      Separate Account Charges 1.70% ..................            --             --          1.311             --             --
      Separate Account Charges 1.75% ..................        28,155             --          1.294         36,444             --
      Separate Account Charges 1.80% ..................            --             --          1.308             --             --
      Separate Account Charges 1.85% ..................       991,656             --          1.291      1,280,067             --
      Separate Account Charges 1.90% ..................            --             --          1.305             --             --
      Separate Account Charges 1.95% ..................            --             --          1.304             --             --
      Separate Account Charges 2.00% ..................            --             --          1.303             --             --
      Separate Account Charges 2.05% ..................       221,187             --          1.284        283,944             --
      Separate Account Charges 2.10% ..................            --             --          1.179             --             --
      Separate Account Charges 2.15% ..................       199,106             --          1.299        258,562             --
      Separate Account Charges 2.20% ..................            --             --          1.177             --             --
      Separate Account Charges 2.25% ..................       613,457             --          1.296        795,019             --
      Separate Account Charges 2.35% ..................           219             --          1.175            257             --
      Separate Account Charges 2.40% ..................            --             --          1.174             --             --
      Separate Account Charges 2.45% ..................        79,142             --          1.291        102,147             --
      Separate Account Charges 2.55% ..................            --             --          1.077             --             --
      Separate Account Charges 2.60% ..................            --             --          1.171             --             --
      Separate Account Charges 2.65% ..................         1,017             --          1.170          1,190             --
   Federated Stock Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.080             --             --
      Separate Account Charges 1.40% ..................            --             --          1.077             --             --
      Separate Account Charges 1.50% ..................            --             --          1.074             --             --
      Separate Account Charges 1.55% ..................            --             --          1.072             --             --
      Separate Account Charges 1.60% ..................            --             --          1.071             --             --
      Separate Account Charges 1.65% ..................            --             --          1.248             --             --
      Separate Account Charges 1.70% ..................            --             --          1.333             --             --
      Separate Account Charges 1.75% ..................         1,306             --          1.066          1,393             --
      Separate Account Charges 1.80% ..................            --             --          1.331             --             --
      Separate Account Charges 1.85% ..................        79,394             --          1.064         84,439             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Federated Stock Portfolio (continued)
      Separate Account Charges 1.90% ..................            --             --   $      1.328   $         --   $         --
      Separate Account Charges 1.95% ..................            --             --          1.327             --             --
      Separate Account Charges 2.00% ..................            --             --          1.325             --             --
      Separate Account Charges 2.05% ..................           551             --          1.058            583             --
      Separate Account Charges 2.10% ..................            --             --          1.241             --             --
      Separate Account Charges 2.15% ..................         5,911             --          1.321          7,809             --
      Separate Account Charges 2.20% ..................            --             --          1.239             --             --
      Separate Account Charges 2.25% ..................        42,624             --          1.318         56,197             --
      Separate Account Charges 2.35% ..................            --             --          1.236             --             --
      Separate Account Charges 2.40% ..................            --             --          1.235             --             --
      Separate Account Charges 2.45% ..................           982             --          1.313          1,289             --
      Separate Account Charges 2.55% ..................            --             --          1.078             --             --
      Separate Account Charges 2.60% ..................            --             --          1.232             --             --
      Separate Account Charges 2.65% ..................            --             --          1.231             --             --
   Large Cap Portfolio
      Separate Account Charges 1.30% ..................     2,686,680             --          0.724      1,944,447             --
      Separate Account Charges 1.40% ..................     2,092,587             --          0.720      1,506,825             --
      Separate Account Charges 1.50% ..................        48,492             --          0.864         41,883             --
      Separate Account Charges 1.55% ..................       277,766             --          0.715        198,490             --
      Separate Account Charges 1.60% ..................        66,825             --          0.861         57,512             --
      Separate Account Charges 1.65% ..................            --             --          1.179             --             --
      Separate Account Charges 1.70% ..................        76,344             --          1.241         94,732             --
      Separate Account Charges 1.75% ..................        66,923             --          0.856         57,290             --
      Separate Account Charges 1.80% ..................       107,747             --          1.238        133,425             --
      Separate Account Charges 1.85% ..................       915,748             --          1.103      1,010,320             --
      Separate Account Charges 1.90% ..................        15,542             --          1.236         19,207             --
      Separate Account Charges 1.95% ..................            --             --          1.235             --             --
      Separate Account Charges 2.00% ..................            --             --          1.233             --             --
      Separate Account Charges 2.05% ..................       141,124             --          1.096        154,685             --
      Separate Account Charges 2.10% ..................            --             --          1.172             --             --
      Separate Account Charges 2.15% ..................        21,855             --          1.230         26,871             --
      Separate Account Charges 2.20% ..................            --             --          1.170             --             --
      Separate Account Charges 2.25% ..................       684,784             --          1.227        840,230             --
      Separate Account Charges 2.35% ..................         2,527             --          1.168          2,950             --
      Separate Account Charges 2.40% ..................            --             --          1.167             --             --
      Separate Account Charges 2.45% ..................       101,957             --          1.222        124,591             --
      Separate Account Charges 2.55% ..................            --             --          1.047             --             --
      Separate Account Charges 2.60% ..................            --             --          1.164             --             --
      Separate Account Charges 2.65% ..................        18,231             --          1.163         21,197             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Lazard International Stock Portfolio
      Separate Account Charges 1.30% ..................       213,304             --   $      1.228   $    261,844   $         --
      Separate Account Charges 1.40% ..................       123,522             --          1.224        151,216             --
      Separate Account Charges 1.50% ..................        15,306             --          1.221         18,686             --
      Separate Account Charges 1.55% ..................        21,362             --          1.219         26,043             --
      Separate Account Charges 1.60% ..................            --             --          1.217             --             --
      Separate Account Charges 1.65% ..................            --             --          1.321             --             --
      Separate Account Charges 1.70% ..................       186,526             --          1.441        268,742             --
      Separate Account Charges 1.75% ..................        37,016             --          1.212         44,879             --
      Separate Account Charges 1.80% ..................       269,110             --          1.438        386,932             --
      Separate Account Charges 1.85% ..................       404,686             --          1.209        489,296             --
      Separate Account Charges 1.90% ..................       132,646             --          1.435        190,334             --
      Separate Account Charges 1.95% ..................        70,505             --          1.433        101,065             --
      Separate Account Charges 2.00% ..................         6,415             --          1.432          9,186             --
      Separate Account Charges 2.05% ..................       421,402             --          1.202        506,708             --
      Separate Account Charges 2.10% ..................            --             --          1.313             --             --
      Separate Account Charges 2.15% ..................       158,573             --          1.428        226,378             --
      Separate Account Charges 2.20% ..................            --             --          1.311             --             --
      Separate Account Charges 2.25% ..................     1,619,278             --          1.425      2,306,969             --
      Separate Account Charges 2.35% ..................            --             --          1.308             --             --
      Separate Account Charges 2.40% ..................        10,948             --          1.308         14,316             --
      Separate Account Charges 2.45% ..................        68,612             --          1.419         97,353             --
      Separate Account Charges 2.55% ..................            --             --          1.144             --             --
      Separate Account Charges 2.60% ..................            --             --          1.304             --             --
      Separate Account Charges 2.65% ..................            --             --          1.303             --             --
   Merrill Lynch Large Cap Core Portfolio
      Separate Account Charges 1.30% ..................       902,689             --          0.765        690,721             --
      Separate Account Charges 1.40% ..................       732,906             --          0.761        557,926             --
      Separate Account Charges 1.50% ..................        51,080             --          0.869         44,366             --
      Separate Account Charges 1.55% ..................       228,996             --          0.755        172,992             --
      Separate Account Charges 1.60% ..................        41,110             --          0.865         35,579             --
      Separate Account Charges 1.65% ..................            --             --          1.244             --             --
      Separate Account Charges 1.70% ..................         1,129             --          1.321          1,492             --
      Separate Account Charges 1.75% ..................         1,294             --          0.861          1,114             --
      Separate Account Charges 1.80% ..................         6,559             --          1.318          8,646             --
      Separate Account Charges 1.85% ..................       273,915             --          1.145        313,579             --
      Separate Account Charges 1.90% ..................            --             --          1.316             --             --
      Separate Account Charges 1.95% ..................            --             --          1.314             --             --
      Separate Account Charges 2.00% ..................            --             --          1.313             --             --
      Separate Account Charges 2.05% ..................       248,325             --          1.137        282,433             --
      Separate Account Charges 2.10% ..................            --             --          1.236             --             --
      Separate Account Charges 2.15% ..................       123,977             --          1.309        162,276             --
      Separate Account Charges 2.20% ..................            --             --          1.235             --             --
      Separate Account Charges 2.25% ..................       402,433             --          1.306        525,684             --
      Separate Account Charges 2.35% ..................            --             --          1.232             --             --
      Separate Account Charges 2.40% ..................            --             --          1.231             --             --
      Separate Account Charges 2.45% ..................       126,310             --          1.301        164,320             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Merrill Lynch Large Cap Core Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.123   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.228             --             --
      Separate Account Charges 2.65% ..................        15,953             --          1.227         19,574             --
   MFS Emerging Growth Portfolio
      Separate Account Charges 1.30% ..................     2,936,157             --          0.655      1,923,548             --
      Separate Account Charges 1.40% ..................     1,482,656             --          0.652        966,321             --
      Separate Account Charges 1.50% ..................        49,788             --          0.766         38,115             --
      Separate Account Charges 1.55% ..................       764,768             --          0.647        494,604             --
      Separate Account Charges 1.60% ..................            --             --          0.763             --             --
      Separate Account Charges 1.65% ..................            --             --          1.228             --             --
      Separate Account Charges 1.70% ..................       190,975             --          1.367        260,993             --
      Separate Account Charges 1.75% ..................            --             --          0.759             --             --
      Separate Account Charges 1.80% ..................        30,289             --          1.364         41,309             --
      Separate Account Charges 1.85% ..................       424,267             --          1.104        468,251             --
      Separate Account Charges 1.90% ..................        15,838             --          1.361         21,557             --
      Separate Account Charges 1.95% ..................            --             --          1.360             --             --
      Separate Account Charges 2.00% ..................           637             --          1.358            866             --
      Separate Account Charges 2.05% ..................       184,761             --          1.096        202,588             --
      Separate Account Charges 2.10% ..................            --             --          1.220             --             --
      Separate Account Charges 2.15% ..................        25,588             --          1.354         34,650             --
      Separate Account Charges 2.20% ..................            --             --          1.218             --             --
      Separate Account Charges 2.25% ..................       341,774             --          1.351        461,869             --
      Separate Account Charges 2.35% ..................            --             --          1.216             --             --
      Separate Account Charges 2.40% ..................            --             --          1.215             --             --
      Separate Account Charges 2.45% ..................        19,855             --          1.346         26,722             --
      Separate Account Charges 2.55% ..................            --             --          1.080             --             --
      Separate Account Charges 2.60% ..................            --             --          1.212             --             --
      Separate Account Charges 2.65% ..................         6,500             --          1.211          7,870             --
   MFS Mid Cap Growth Portfolio
      Separate Account Charges 1.30% ..................            --             --          0.840             --             --
      Separate Account Charges 1.40% ..................            --             --          0.837             --             --
      Separate Account Charges 1.50% ..................            --             --          0.835             --             --
      Separate Account Charges 1.55% ..................            --             --          0.834             --             --
      Separate Account Charges 1.60% ..................            --             --          0.833             --             --
      Separate Account Charges 1.65% ..................            --             --          1.272             --             --
      Separate Account Charges 1.70% ..................            --             --          1.472             --             --
      Separate Account Charges 1.75% ..................        58,073             --          0.829         48,153             --
      Separate Account Charges 1.80% ..................            --             --          1.469             --             --
      Separate Account Charges 1.85% ..................       768,481             --          0.827        635,455             --
      Separate Account Charges 1.90% ..................            --             --          1.466             --             --
      Separate Account Charges 1.95% ..................            --             --          1.465             --             --
      Separate Account Charges 2.00% ..................            --             --          1.463             --             --
      Separate Account Charges 2.05% ..................        33,092             --          0.822         27,213             --
      Separate Account Charges 2.10% ..................            --             --          1.264             --             --
      Separate Account Charges 2.15% ..................        74,203             --          1.459        108,260             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   MFS Mid Cap Growth Portfolio (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.263   $         --   $         --
      Separate Account Charges 2.25% ..................       309,694             --          1.456        450,918             --
      Separate Account Charges 2.35% ..................            --             --          1.260             --             --
      Separate Account Charges 2.40% ..................            --             --          1.259             --             --
      Separate Account Charges 2.45% ..................        15,948             --          1.450         23,125             --
      Separate Account Charges 2.55% ..................            --             --          1.072             --             --
      Separate Account Charges 2.60% ..................            --             --          1.256             --             --
      Separate Account Charges 2.65% ..................            --             --          1.255             --             --
   MFS Value Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.123             --             --
      Separate Account Charges 1.40% ..................            --             --          1.122             --             --
      Separate Account Charges 1.50% ..................            --             --          1.121             --             --
      Separate Account Charges 1.55% ..................            --             --          1.121             --             --
      Separate Account Charges 1.60% ..................            --             --          1.121             --             --
      Separate Account Charges 1.65% ..................            --             --          1.120             --             --
      Separate Account Charges 1.70% ..................        38,581             --          1.120         43,208             --
      Separate Account Charges 1.75% ..................        21,044             --          1.120         23,560             --
      Separate Account Charges 1.80% ..................        33,798             --          1.119         37,826             --
      Separate Account Charges 1.85% ..................            --             --          1.119             --             --
      Separate Account Charges 1.90% ..................            --             --          1.118             --             --
      Separate Account Charges 1.95% ..................        22,795             --          1.118         25,487             --
      Separate Account Charges 2.00% ..................            --             --          1.118             --             --
      Separate Account Charges 2.05% ..................        14,572             --          1.117         16,281             --
      Separate Account Charges 2.10% ..................            --             --          1.117             --             --
      Separate Account Charges 2.15% ..................        15,762             --          1.117         17,600             --
      Separate Account Charges 2.20% ..................            --             --          1.116             --             --
      Separate Account Charges 2.25% ..................        53,025             --          1.116         59,169             --
      Separate Account Charges 2.35% ..................           233             --          1.115            260             --
      Separate Account Charges 2.40% ..................            --             --          1.115             --             --
      Separate Account Charges 2.45% ..................         8,026             --          1.114          8,944             --
      Separate Account Charges 2.55% ..................            --             --          1.125             --             --
      Separate Account Charges 2.60% ..................            --             --          1.113             --             --
      Separate Account Charges 2.65% ..................            --             --          1.113             --             --
   Pioneer Fund Portfolio
      Separate Account Charges 1.30% ..................        29,247             --          1.336         39,066             --
      Separate Account Charges 1.40% ..................        12,705             --          1.333         16,942             --
      Separate Account Charges 1.50% ..................        38,807             --          1.331         51,663             --
      Separate Account Charges 1.55% ..................            --             --          1.330             --             --
      Separate Account Charges 1.60% ..................            --             --          1.329             --             --
      Separate Account Charges 1.65% ..................            --             --          1.234             --             --
      Separate Account Charges 1.70% ..................        67,142             --          1.327         89,086             --
      Separate Account Charges 1.75% ..................        16,831             --          1.326         22,314             --
      Separate Account Charges 1.80% ..................       233,448             --          1.325        309,231             --
      Separate Account Charges 1.85% ..................        30,145             --          1.324         39,898             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Pioneer Fund Portfolio (continued)
      Separate Account Charges 1.90% ..................        39,313             --   $      1.322   $     51,988   $         --
      Separate Account Charges 1.95% ..................         5,930             --          1.321          7,835             --
      Separate Account Charges 2.00% ..................            --             --          1.320             --             --
      Separate Account Charges 2.05% ..................         3,681             --          1.319          4,856             --
      Separate Account Charges 2.10% ..................            --             --          1.226             --             --
      Separate Account Charges 2.15% ..................         7,877             --          1.317         10,373             --
      Separate Account Charges 2.20% ..................           164             --          1.225            200             --
      Separate Account Charges 2.25% ..................       411,090             --          1.315        540,476             --
      Separate Account Charges 2.35% ..................            --             --          1.222             --             --
      Separate Account Charges 2.40% ..................            --             --          1.221             --             --
      Separate Account Charges 2.45% ..................       109,780             --          1.310        143,851             --
      Separate Account Charges 2.55% ..................            --             --          1.092             --             --
      Separate Account Charges 2.60% ..................            --             --          1.218             --             --
      Separate Account Charges 2.65% ..................            --             --          1.217             --             --
   Travelers Quality Bond Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.141             --             --
      Separate Account Charges 1.40% ..................            --             --          1.138             --             --
      Separate Account Charges 1.50% ..................            --             --          1.135             --             --
      Separate Account Charges 1.55% ..................            --             --          1.133             --             --
      Separate Account Charges 1.60% ..................            --             --          1.132             --             --
      Separate Account Charges 1.65% ..................            --             --          1.042             --             --
      Separate Account Charges 1.70% ..................            --             --          1.083             --             --
      Separate Account Charges 1.75% ..................       243,250             --          1.127        274,134             --
      Separate Account Charges 1.80% ..................            --             --          1.081             --             --
      Separate Account Charges 1.85% ..................     1,333,327             --          1.124      1,498,459             --
      Separate Account Charges 1.90% ..................            --             --          1.079             --             --
      Separate Account Charges 1.95% ..................         8,276             --          1.078          8,919             --
      Separate Account Charges 2.00% ..................            --             --          1.077             --             --
      Separate Account Charges 2.05% ..................        69,611             --          1.118         77,802             --
      Separate Account Charges 2.10% ..................            --             --          1.036             --             --
      Separate Account Charges 2.15% ..................       131,231             --          1.073        140,852             --
      Separate Account Charges 2.20% ..................            --             --          1.034             --             --
      Separate Account Charges 2.25% ..................       831,527             --          1.071        890,671             --
      Separate Account Charges 2.35% ..................           743             --          1.032            767             --
      Separate Account Charges 2.40% ..................            --             --          1.031             --             --
      Separate Account Charges 2.45% ..................        79,084             --          1.067         84,365             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Travelers Quality Bond Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.031   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.029             --             --
      Separate Account Charges 2.65% ..................           504             --          1.028            518             --
   U.S. Government Securities Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.053             --             --
      Separate Account Charges 1.40% ..................            --             --          1.052             --             --
      Separate Account Charges 1.50% ..................            --             --          1.052             --             --
      Separate Account Charges 1.55% ..................            --             --          1.051             --             --
      Separate Account Charges 1.60% ..................            --             --          1.051             --             --
      Separate Account Charges 1.65% ..................            --             --          1.051             --             --
      Separate Account Charges 1.70% ..................            --             --          1.050             --             --
      Separate Account Charges 1.75% ..................         4,241             --          1.050          4,452             --
      Separate Account Charges 1.80% ..................            --             --          1.050             --             --
      Separate Account Charges 1.85% ..................            --             --          1.049             --             --
      Separate Account Charges 1.90% ..................            --             --          1.049             --             --
      Separate Account Charges 1.95% ..................            --             --          1.049             --             --
      Separate Account Charges 2.00% ..................            --             --          1.048             --             --
      Separate Account Charges 2.05% ..................            --             --          1.048             --             --
      Separate Account Charges 2.10% ..................            --             --          1.047             --             --
      Separate Account Charges 2.15% ..................         9,729             --          1.047         10,187             --
      Separate Account Charges 2.20% ..................            --             --          1.047             --             --
      Separate Account Charges 2.25% ..................            --             --          1.046             --             --
      Separate Account Charges 2.35% ..................            --             --          1.046             --             --
      Separate Account Charges 2.40% ..................            --             --          1.045             --             --
      Separate Account Charges 2.45% ..................        17,656             --          1.045         18,452             --
      Separate Account Charges 2.55% ..................           242             --          1.071            260             --
      Separate Account Charges 2.60% ..................            --             --          1.044             --             --
      Separate Account Charges 2.65% ..................            --             --          1.044             --             --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Separate Account Charges 1.30% ..................       576,619             --          0.872        502,641             --
      Separate Account Charges 1.40% ..................     2,370,045             --          0.869      2,058,409             --
      Separate Account Charges 1.50% ..................        33,843             --          0.885         29,960             --
      Separate Account Charges 1.55% ..................       115,641             --          0.864         99,885             --
      Separate Account Charges 1.60% ..................            --             --          0.882             --             --
      Separate Account Charges 1.65% ..................         9,975             --          1.193         11,896             --
      Separate Account Charges 1.70% ..................        37,900             --          1.287         48,786             --
      Separate Account Charges 1.75% ..................         7,395             --          0.877          6,489             --
      Separate Account Charges 1.80% ..................        67,248             --          1.285         86,386             --
      Separate Account Charges 1.85% ..................       595,498             --          1.196        712,462             --
      Separate Account Charges 1.90% ..................        19,245             --          1.282         24,671             --
      Separate Account Charges 1.95% ..................        20,979             --          1.281         26,867             --
      Separate Account Charges 2.00% ..................         5,199             --          1.279          6,651             --
      Separate Account Charges 2.05% ..................       101,154             --          1.189        120,234             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   AIM Capital Appreciation Portfolio (continued)
      Separate Account Charges 2.10% ..................            --             --   $      1.185   $         --   $         --
      Separate Account Charges 2.15% ..................        41,960             --          1.275         53,518             --
      Separate Account Charges 2.20% ..................            --             --          1.184             --             --
      Separate Account Charges 2.25% ..................       440,506             --          1.273        560,700             --
      Separate Account Charges 2.35% ..................            --             --          1.181             --             --
      Separate Account Charges 2.40% ..................            --             --          1.180             --             --
      Separate Account Charges 2.45% ..................        90,190             --          1.268        114,332             --
      Separate Account Charges 2.55% ..................            --             --          1.053             --             --
      Separate Account Charges 2.60% ..................           790             --          1.177            930             --
      Separate Account Charges 2.65% ..................            --             --          1.176             --             --
   MFS Total Return Portfolio
      Separate Account Charges 1.30% ..................     6,935,849             --          1.343      9,317,647             --
      Separate Account Charges 1.40% ..................     5,740,656             --          1.337      7,672,863             --
      Separate Account Charges 1.50% ..................       379,696             --          1.147        435,394             --
      Separate Account Charges 1.55% ..................     2,459,645             --          1.326      3,262,459             --
      Separate Account Charges 1.60% ..................       100,543             --          1.143        114,881             --
      Separate Account Charges 1.65% ..................        15,424             --          1.185         18,270             --
      Separate Account Charges 1.70% ..................     3,726,017             --          1.238      4,612,001             --
      Separate Account Charges 1.75% ..................       406,698             --          1.137        462,244             --
      Separate Account Charges 1.80% ..................     2,697,139             --          1.235      3,331,710             --
      Separate Account Charges 1.85% ..................    10,625,368             --          1.258     13,366,257             --
      Separate Account Charges 1.90% ..................       931,876             --          1.233      1,148,768             --
      Separate Account Charges 1.95% ..................       143,268             --          1.231        176,433             --
      Separate Account Charges 2.00% ..................        79,465             --          1.230         97,760             --
      Separate Account Charges 2.05% ..................     2,980,414             --          1.250      3,724,845             --
      Separate Account Charges 2.10% ..................       104,798             --          1.177        123,365             --
      Separate Account Charges 2.15% ..................     1,265,778             --          1.226      1,552,459             --
      Separate Account Charges 2.20% ..................            --             --          1.176             --             --
      Separate Account Charges 2.25% ..................    13,582,482             --          1.224     16,624,500             --
      Separate Account Charges 2.35% ..................            --             --          1.173             --             --
      Separate Account Charges 2.40% ..................       271,246             --          1.172        317,973             --
      Separate Account Charges 2.45% ..................     1,534,701             --          1.219      1,870,784             --
      Separate Account Charges 2.55% ..................           983             --          1.095          1,076             --
      Separate Account Charges 2.60% ..................       154,091             --          1.169        180,134             --
      Separate Account Charges 2.65% ..................         9,726             --          1.168         11,362             --
   Pioneer Strategic Income Portfolio
      Separate Account Charges 1.30% ..................         4,688             --          1.096          5,139             --
      Separate Account Charges 1.40% ..................        10,501             --          1.096         11,504             --
      Separate Account Charges 1.50% ..................         3,736             --          1.095          4,090             --
      Separate Account Charges 1.55% ..................            --             --          1.094             --             --
      Separate Account Charges 1.60% ..................            --             --          1.094             --             --
      Separate Account Charges 1.65% ..................            --             --          1.094             --             --
      Separate Account Charges 1.70% ..................         9,154             --          1.093         10,009             --
      Separate Account Charges 1.75% ..................         2,053             --          1.093          2,244             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Pioneer Strategic Income Portfolio (continued)
      Separate Account Charges 1.80% ..................        26,810             --   $      1.093   $     29,295   $         --
      Separate Account Charges 1.85% ..................         7,354             --          1.092          8,033             --
      Separate Account Charges 1.90% ..................        20,981             --          1.092         22,910             --
      Separate Account Charges 1.95% ..................            --             --          1.092             --             --
      Separate Account Charges 2.00% ..................            --             --          1.091             --             --
      Separate Account Charges 2.05% ..................         7,038             --          1.091          7,678             --
      Separate Account Charges 2.10% ..................            --             --          1.091             --             --
      Separate Account Charges 2.15% ..................        52,796             --          1.090         57,555             --
      Separate Account Charges 2.20% ..................            --             --          1.090             --             --
      Separate Account Charges 2.25% ..................        89,760             --          1.089         97,787             --
      Separate Account Charges 2.35% ..................            --             --          1.089             --             --
      Separate Account Charges 2.40% ..................            --             --          1.088             --             --
      Separate Account Charges 2.45% ..................        24,688             --          1.088         26,860             --
      Separate Account Charges 2.55% ..................            --             --          1.103             --             --
      Separate Account Charges 2.60% ..................            --             --          1.087             --             --
      Separate Account Charges 2.65% ..................            --             --          1.087             --             --
   SB Adjustable Rate Income Portfolio - Class I Shares            --
      Separate Account Charges 1.30% ..................       208,879             --          0.998        208,503             --
      Separate Account Charges 1.40% ..................     1,239,228             --          0.997      1,235,435             --
      Separate Account Charges 1.50% ..................       138,011             --          0.996        137,402             --
      Separate Account Charges 1.55% ..................            --             --          0.995             --             --
      Separate Account Charges 1.60% ..................            --             --          0.994             --             --
      Separate Account Charges 1.65% ..................        31,456             --          0.994         31,257             --
      Separate Account Charges 1.70% ..................       214,266             --          0.993        212,782             --
      Separate Account Charges 1.75% ..................       139,310             --          0.992        138,248             --
      Separate Account Charges 1.80% ..................       644,827             --          0.992        639,511             --
      Separate Account Charges 1.85% ..................       429,944             --          0.991        426,136             --
      Separate Account Charges 1.90% ..................        65,836             --          0.990         65,209             --
      Separate Account Charges 1.95% ..................            --             --          0.990             --             --
      Separate Account Charges 2.00% ..................         6,368             --          0.989          6,299             --
      Separate Account Charges 2.05% ..................        19,753             --          0.989         19,527             --
      Separate Account Charges 2.10% ..................        31,864             --          0.988         31,479             --
      Separate Account Charges 2.15% ..................       334,352             --          0.987        330,097             --
      Separate Account Charges 2.20% ..................            --             --          0.987             --             --
      Separate Account Charges 2.25% ..................     1,044,555             --          0.986      1,029,924             --
      Separate Account Charges 2.35% ..................        21,345             --          0.985         21,020             --
      Separate Account Charges 2.40% ..................         2,307             --          0.984          2,270             --
      Separate Account Charges 2.45% ..................       302,874             --          0.983        297,860             --
      Separate Account Charges 2.55% ..................            --             --          0.997             --             --
      Separate Account Charges 2.60% ..................        63,731             --          0.982         62,555             --
      Separate Account Charges 2.65% ..................            --             --          0.981             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Smith Barney Aggressive Growth Portfolio
      Separate Account Charges 1.30% ..................     6,696,820          6,667   $      1.254   $  8,396,504   $      8,359
      Separate Account Charges 1.40% ..................     8,349,729             --          1.247     10,414,899             --
      Separate Account Charges 1.50% ..................       717,090             --          0.870        623,820             --
      Separate Account Charges 1.55% ..................     2,997,390             --          1.238      3,709,932             --
      Separate Account Charges 1.60% ..................       246,654             --          0.867        213,812             --
      Separate Account Charges 1.65% ..................        33,095             --          1.230         40,721             --
      Separate Account Charges 1.70% ..................     2,681,083             --          1.359      3,644,708             --
      Separate Account Charges 1.75% ..................       208,538             --          0.862        179,808             --
      Separate Account Charges 1.80% ..................     3,283,811             --          1.357      4,455,004             --
      Separate Account Charges 1.85% ..................     6,336,022             --          1.143      7,242,839             --
      Separate Account Charges 1.90% ..................     1,291,834             --          1.354      1,749,009             --
      Separate Account Charges 1.95% ..................       120,515             --          1.353        162,998             --
      Separate Account Charges 2.00% ..................        19,569             --          1.351         26,440             --
      Separate Account Charges 2.05% ..................     2,791,114             --          1.136      3,169,740             --
      Separate Account Charges 2.10% ..................        54,911             --          1.223         67,143             --
      Separate Account Charges 2.15% ..................            --             --          1.347             --             --
      Separate Account Charges 2.20% ..................        40,605             --          1.221         49,581             --
      Separate Account Charges 2.25% ..................    13,826,693             --          1.344     18,586,597             --
      Separate Account Charges 2.35% ..................        19,728             --          1.219         24,039             --
      Separate Account Charges 2.40% ..................       152,426             --          1.218        185,605             --
      Separate Account Charges 2.45% ..................       755,310             --          1.339      1,011,193             --
      Separate Account Charges 2.55% ..................            --             --          1.065             --             --
      Separate Account Charges 2.60% ..................        81,543             --          1.214         99,018             --
      Separate Account Charges 2.65% ..................            --             --          1.213             --             --
   Smith Barney High Income Portfolio
      Separate Account Charges 1.30% ..................     2,334,370             --          1.148      2,680,838             --
      Separate Account Charges 1.40% ..................     1,909,111             --          1.143      2,181,268             --
      Separate Account Charges 1.50% ..................       108,477             --          1.215        131,773             --
      Separate Account Charges 1.55% ..................     1,294,866             --          1.134      1,468,144             --
      Separate Account Charges 1.60% ..................        31,890             --          1.210         38,600             --
      Separate Account Charges 1.65% ..................         1,456             --          1.198          1,745             --
      Separate Account Charges 1.70% ..................     1,350,377             --          1.372      1,852,109             --
      Separate Account Charges 1.75% ..................       106,086             --          1.204        127,728             --
      Separate Account Charges 1.80% ..................     1,662,110             --          1.369      2,275,012             --
      Separate Account Charges 1.85% ..................     2,626,527             --          1.337      3,512,969             --
      Separate Account Charges 1.90% ..................       271,125             --          1.366        370,349             --
      Separate Account Charges 1.95% ..................        72,378             --          1.365         98,764             --
      Separate Account Charges 2.00% ..................         3,212             --          1.363          4,379             --
      Separate Account Charges 2.05% ..................       808,876             --          1.329      1,074,833             --
      Separate Account Charges 2.10% ..................        43,116             --          1.191         51,352             --
      Separate Account Charges 2.15% ..................        10,296             --          1.359         13,993             --
      Separate Account Charges 2.20% ..................           167             --          1.189            199             --
      Separate Account Charges 2.25% ..................     7,788,209             --          1.356     10,562,568             --
      Separate Account Charges 2.35% ..................            --             --          1.187             --             --
      Separate Account Charges 2.40% ..................        78,890             --          1.186         93,570             --
      Separate Account Charges 2.45% ..................       594,031             --          1.351        802,367             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Smith Barney High Income Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.083   $         --   $         --
      Separate Account Charges 2.60% ..................        67,955             --          1.183         80,376             --
      Separate Account Charges 2.65% ..................            --             --          1.182             --             --
   Smith Barney International All Cap Growth Portfolio
      Separate Account Charges 1.30% ..................     1,842,647             --          0.662      1,219,745             --
      Separate Account Charges 1.40% ..................       957,103             --          0.659        630,338             --
      Separate Account Charges 1.50% ..................            --             --          0.883             --             --
      Separate Account Charges 1.55% ..................       321,069             --          0.654        209,828             --
      Separate Account Charges 1.60% ..................            --             --          0.880             --             --
      Separate Account Charges 1.65% ..................            --             --          1.363             --             --
      Separate Account Charges 1.70% ..................         9,395             --          1.432         13,449             --
      Separate Account Charges 1.75% ..................            --             --          0.876             --             --
      Separate Account Charges 1.80% ..................        11,630             --          1.429         16,614             --
      Separate Account Charges 1.85% ..................       311,483             --          1.234        384,502             --
      Separate Account Charges 1.90% ..................            --             --          1.426             --             --
      Separate Account Charges 1.95% ..................        27,987             --          1.424         39,859             --
      Separate Account Charges 2.00% ..................            --             --          1.423             --             --
      Separate Account Charges 2.05% ..................         3,856             --          1.226          4,729             --
      Separate Account Charges 2.10% ..................            --             --          1.354             --             --
      Separate Account Charges 2.15% ..................            --             --          1.418             --             --
      Separate Account Charges 2.20% ..................            --             --          1.353             --             --
      Separate Account Charges 2.25% ..................       135,869             --          1.416        192,328             --
      Separate Account Charges 2.35% ..................            --             --          1.350             --             --
      Separate Account Charges 2.40% ..................            --             --          1.349             --             --
      Separate Account Charges 2.45% ..................        17,488             --          1.410         24,654             --
      Separate Account Charges 2.55% ..................            --             --          1.154             --             --
      Separate Account Charges 2.60% ..................            --             --          1.345             --             --
      Separate Account Charges 2.65% ..................            --             --          1.344             --             --
   Smith Barney Large Cap Value Portfolio
      Separate Account Charges 1.30% ..................     2,741,825             --          0.988      2,708,119             --
      Separate Account Charges 1.40% ..................     2,344,989             --          0.983      2,304,340             --
      Separate Account Charges 1.50% ..................        17,876             --          0.914         16,332             --
      Separate Account Charges 1.55% ..................     1,245,130             --          0.975      1,214,175             --
      Separate Account Charges 1.60% ..................        28,354             --          0.910         25,812             --
      Separate Account Charges 1.65% ..................            --             --          1.250             --             --
      Separate Account Charges 1.70% ..................        65,366             --          1.322         86,445             --
      Separate Account Charges 1.75% ..................       222,787             --          0.906        201,736             --
      Separate Account Charges 1.80% ..................        99,440             --          1.320        131,238             --
      Separate Account Charges 1.85% ..................     1,389,777             --          1.097      1,524,091             --
      Separate Account Charges 1.90% ..................            --             --          1.317             --             --
      Separate Account Charges 1.95% ..................        73,060             --          1.316         96,128             --
      Separate Account Charges 2.00% ..................            --             --          1.314             --             --
      Separate Account Charges 2.05% ..................       291,380             --          1.090        317,461             --
      Separate Account Charges 2.10% ..................            --             --          1.242             --             --
      Separate Account Charges 2.15% ..................            --             --          1.310             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Smith Barney Large Cap Value Portfolio (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.241   $         --   $         --
      Separate Account Charges 2.25% ..................       191,036             --          1.308        249,818             --
      Separate Account Charges 2.35% ..................            --             --          1.238             --             --
      Separate Account Charges 2.40% ..................            --             --          1.237             --             --
      Separate Account Charges 2.45% ..................        10,808             --          1.302         14,076             --
      Separate Account Charges 2.55% ..................            --             --          1.080             --             --
      Separate Account Charges 2.60% ..................            --             --          1.234             --             --
      Separate Account Charges 2.65% ..................            --             --          1.233             --             --
   Smith Barney Large Capitalization Growth Portfolio
      Separate Account Charges 1.30% ..................     5,908,117             --          0.926      5,472,982             --
      Separate Account Charges 1.40% ..................     4,779,482             --          0.922      4,404,736             --
      Separate Account Charges 1.50% ..................       234,157             --          0.984        230,315             --
      Separate Account Charges 1.55% ..................     2,446,179             --          0.914      2,236,930             --
      Separate Account Charges 1.60% ..................        80,922             --          0.980         79,312             --
      Separate Account Charges 1.65% ..................            --             --          1.156             --             --
      Separate Account Charges 1.70% ..................       692,951             --          1.354        938,570             --
      Separate Account Charges 1.75% ..................       338,783             --          0.975        330,280             --
      Separate Account Charges 1.80% ..................       946,838             --          1.352      1,279,826             --
      Separate Account Charges 1.85% ..................     1,826,099             --          1.245      2,273,750             --
      Separate Account Charges 1.90% ..................       280,610             --          1.349        378,520             --
      Separate Account Charges 1.95% ..................       111,962             --          1.348        150,873             --
      Separate Account Charges 2.00% ..................         3,198             --          1.346          4,305             --
      Separate Account Charges 2.05% ..................       714,870             --          1.237        884,323             --
      Separate Account Charges 2.10% ..................        46,877             --          1.148         53,830             --
      Separate Account Charges 2.15% ..................            --             --          1.342             --             --
      Separate Account Charges 2.20% ..................            --             --          1.147             --             --
      Separate Account Charges 2.25% ..................     6,645,934             --          1.339      8,901,016             --
      Separate Account Charges 2.35% ..................        17,873             --          1.144         20,454             --
      Separate Account Charges 2.40% ..................        89,014             --          1.144        101,793             --
      Separate Account Charges 2.45% ..................       450,163             --          1.334        600,465             --
      Separate Account Charges 2.55% ..................            --             --          0.989             --             --
      Separate Account Charges 2.60% ..................        24,720             --          1.140         28,190             --
      Separate Account Charges 2.65% ..................            --             --          1.140             --             --
   Smith Barney Mid Cap Core Portfolio
      Separate Account Charges 1.30% ..................     2,537,618          3,584          1.351      3,427,082          4,840
      Separate Account Charges 1.40% ..................     1,938,516             --          1.344      2,604,533             --
      Separate Account Charges 1.50% ..................        26,557             --          1.029         27,326             --
      Separate Account Charges 1.55% ..................       892,391             --          1.333      1,189,727             --
      Separate Account Charges 1.60% ..................       110,029             --          1.025        112,811             --
      Separate Account Charges 1.65% ..................            --             --          1.260             --             --
      Separate Account Charges 1.70% ..................       594,928             --          1.353        804,892             --
      Separate Account Charges 1.75% ..................        83,823             --          1.020         85,484             --
      Separate Account Charges 1.80% ..................     1,033,509             --          1.350      1,395,413             --
      Separate Account Charges 1.85% ..................     1,428,209             --          1.352      1,930,470             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Smith Barney Mid Cap Core Portfolio (continued)
      Separate Account Charges 1.90% ..................       184,684             --   $      1.347   $    248,843   $         --
      Separate Account Charges 1.95% ..................        51,994             --          1.346         69,986             --
      Separate Account Charges 2.00% ..................        35,115             --          1.345         47,218             --
      Separate Account Charges 2.05% ..................       503,915             --          1.343        676,684             --
      Separate Account Charges 2.10% ..................        23,009             --          1.252         28,818             --
      Separate Account Charges 2.15% ..................        19,016             --          1.341         25,492             --
      Separate Account Charges 2.20% ..................         6,147             --          1.251          7,688             --
      Separate Account Charges 2.25% ..................     2,431,535             --          1.338      3,252,946             --
      Separate Account Charges 2.35% ..................            --             --          1.248             --             --
      Separate Account Charges 2.40% ..................        24,204             --          1.247         30,189             --
      Separate Account Charges 2.45% ..................       382,768             --          1.332        509,983             --
      Separate Account Charges 2.55% ..................            --             --          1.093             --             --
      Separate Account Charges 2.60% ..................            --             --          1.244             --             --
      Separate Account Charges 2.65% ..................            --             --          1.243             --             --
   Smith Barney Money Market Portfolio
      Separate Account Charges 1.30% ..................     4,027,154             --          1.066      4,293,199             --
      Separate Account Charges 1.40% ..................     2,813,069             --          1.060      2,983,427             --
      Separate Account Charges 1.50% ..................        27,330             --          0.990         27,051             --
      Separate Account Charges 1.55% ..................       698,187             --          1.052        734,787             --
      Separate Account Charges 1.60% ..................        76,214             --          0.986         75,163             --
      Separate Account Charges 1.65% ..................        11,307             --          0.988         11,174             --
      Separate Account Charges 1.70% ..................       554,324             --          0.981        543,947             --
      Separate Account Charges 1.75% ..................       198,429             --          0.981        194,649             --
      Separate Account Charges 1.80% ..................       336,172             --          0.979        329,213             --
      Separate Account Charges 1.85% ..................     2,990,206             --          0.973      2,910,846             --
      Separate Account Charges 1.90% ..................       583,268             --          0.977        570,008             --
      Separate Account Charges 1.95% ..................        91,329             --          0.976         89,164             --
      Separate Account Charges 2.00% ..................        12,874             --          0.975         12,556             --
      Separate Account Charges 2.05% ..................       499,541             --          0.967        483,111             --
      Separate Account Charges 2.10% ..................            --             --          0.982             --             --
      Separate Account Charges 2.15% ..................        24,852             --          0.972         24,163             --
      Separate Account Charges 2.20% ..................            --             --          0.981             --             --
      Separate Account Charges 2.25% ..................     4,211,420             --          0.970      4,086,340             --
      Separate Account Charges 2.35% ..................            --             --          0.978             --             --
      Separate Account Charges 2.40% ..................        13,129             --          0.978         12,838             --
      Separate Account Charges 2.45% ..................       451,070             --          0.966        435,888             --
      Separate Account Charges 2.55% ..................            --             --          0.992             --             --
      Separate Account Charges 2.60% ..................            --             --          0.975             --             --
      Separate Account Charges 2.65% ..................            --             --          0.974             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Strategic Equity Portfolio
      Separate Account Charges 1.30% ..................     4,739,501             --   $      0.729   $  3,456,953   $         --
      Separate Account Charges 1.40% ..................     2,426,868             --          0.726      1,761,051             --
      Separate Account Charges 1.50% ..................        45,959             --          0.789         36,258             --
      Separate Account Charges 1.55% ..................     1,323,337             --          0.720        952,898             --
      Separate Account Charges 1.60% ..................            --             --          0.786             --             --
      Separate Account Charges 1.65% ..................            --             --          1.213             --             --
      Separate Account Charges 1.70% ..................        64,556             --          1.369         88,392             --
      Separate Account Charges 1.75% ..................        51,790             --          0.782         40,494             --
      Separate Account Charges 1.80% ..................       192,631             --          1.366        263,217             --
      Separate Account Charges 1.85% ..................       840,779             --          1.054        886,249             --
      Separate Account Charges 1.90% ..................       183,914             --          1.364        250,796             --
      Separate Account Charges 1.95% ..................         8,608             --          1.362         11,726             --
      Separate Account Charges 2.00% ..................        22,637             --          1.361         30,807             --
      Separate Account Charges 2.05% ..................       326,300             --          1.047        341,703             --
      Separate Account Charges 2.10% ..................            --             --          1.205             --             --
      Separate Account Charges 2.15% ..................        22,596             --          1.357         30,656             --
      Separate Account Charges 2.20% ..................            --             --          1.203             --             --
      Separate Account Charges 2.25% ..................       494,070             --          1.354        668,942             --
      Separate Account Charges 2.35% ..................            --             --          1.201             --             --
      Separate Account Charges 2.40% ..................            --             --          1.200             --             --
      Separate Account Charges 2.45% ..................        39,721             --          1.348         53,562             --
      Separate Account Charges 2.55% ..................            --             --          1.097             --             --
      Separate Account Charges 2.60% ..................         6,418             --          1.197          7,681             --
      Separate Account Charges 2.65% ..................            --             --          1.196             --             --
   Travelers Managed Income Portfolio
      Separate Account Charges 1.30% ..................     2,064,786             --          1.222      2,524,187             --
      Separate Account Charges 1.40% ..................     2,040,964             --          1.216      2,482,275             --
      Separate Account Charges 1.50% ..................        77,673             --          1.098         85,309             --
      Separate Account Charges 1.55% ..................       866,887             --          1.207      1,046,258             --
      Separate Account Charges 1.60% ..................        18,670             --          1.094         20,433             --
      Separate Account Charges 1.65% ..................         1,859             --          1.043          1,938             --
      Separate Account Charges 1.70% ..................       909,241             --          1.093        994,098             --
      Separate Account Charges 1.75% ..................        27,798             --          1.089         30,261             --
      Separate Account Charges 1.80% ..................     1,289,692             --          1.091      1,407,191             --
      Separate Account Charges 1.85% ..................     3,414,689             --          1.057      3,610,148             --
      Separate Account Charges 1.90% ..................       345,753             --          1.089        376,483             --
      Separate Account Charges 1.95% ..................       349,895             --          1.088        380,609             --
      Separate Account Charges 2.00% ..................         5,947             --          1.087          6,462             --
      Separate Account Charges 2.05% ..................       997,824             --          1.050      1,048,077             --
      Separate Account Charges 2.10% ..................         5,115             --          1.036          5,301             --
      Separate Account Charges 2.15% ..................        53,668             --          1.083         58,141             --
      Separate Account Charges 2.20% ..................        20,698             --          1.035         21,421             --
      Separate Account Charges 2.25% ..................     4,402,977             --          1.081      4,760,247             --
      Separate Account Charges 2.35% ..................        23,953             --          1.033         24,737             --
      Separate Account Charges 2.40% ..................       224,013             --          1.032        231,190             --
      Separate Account Charges 2.45% ..................       953,896             --          1.077      1,027,090             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Travelers Managed Income Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.028   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.029             --             --
      Separate Account Charges 2.65% ..................            --             --          1.028             --             --
   Van Kampen Enterprise Portfolio
      Separate Account Charges 1.30% ..................     1,374,668             --          0.664        913,439             --
      Separate Account Charges 1.40% ..................       790,635             --          0.661        522,642             --
      Separate Account Charges 1.50% ..................         1,758             --          0.814          1,430             --
      Separate Account Charges 1.55% ..................       621,295             --          0.656        407,560             --
      Separate Account Charges 1.60% ..................            --             --          0.811             --             --
      Separate Account Charges 1.65% ..................            --             --          1.155             --             --
      Separate Account Charges 1.70% ..................        70,910             --          1.219         86,409             --
      Separate Account Charges 1.75% ..................         2,256             --          0.807          1,819             --
      Separate Account Charges 1.80% ..................        69,397             --          1.216         84,395             --
      Separate Account Charges 1.85% ..................       216,807             --          1.041        225,697             --
      Separate Account Charges 1.90% ..................            --             --          1.214             --             --
      Separate Account Charges 1.95% ..................            --             --          1.212             --             --
      Separate Account Charges 2.00% ..................            --             --          1.211             --             --
      Separate Account Charges 2.05% ..................        98,221             --          1.034        101,583             --
      Separate Account Charges 2.10% ..................            --             --          1.148             --             --
      Separate Account Charges 2.15% ..................            --             --          1.207             --             --
      Separate Account Charges 2.20% ..................            --             --          1.146             --             --
      Separate Account Charges 2.25% ..................       112,791             --          1.205        135,912             --
      Separate Account Charges 2.35% ..................            --             --          1.144             --             --
      Separate Account Charges 2.40% ..................        32,748             --          1.143         37,431             --
      Separate Account Charges 2.45% ..................        11,065             --          1.200         13,279             --
      Separate Account Charges 2.55% ..................            --             --          1.035             --             --
      Separate Account Charges 2.60% ..................            --             --          1.140             --             --
      Separate Account Charges 2.65% ..................            --             --          1.139             --             --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.150             --             --
      Separate Account Charges 1.40% ..................            --             --          1.147             --             --
      Separate Account Charges 1.50% ..................            --             --          1.144             --             --
      Separate Account Charges 1.55% ..................            --             --          1.143             --             --
      Separate Account Charges 1.60% ..................            --             --          1.141             --             --
      Separate Account Charges 1.65% ..................            --             --          1.314             --             --
      Separate Account Charges 1.70% ..................            --             --          1.447             --             --
      Separate Account Charges 1.75% ..................        29,215             --          1.136         33,196             --
      Separate Account Charges 1.80% ..................            --             --          1.444             --             --
      Separate Account Charges 1.85% ..................     1,107,608             --          1.133      1,255,054             --
      Separate Account Charges 1.90% ..................            --             --          1.441             --             --
      Separate Account Charges 1.95% ..................            --             --          1.439             --             --
      Separate Account Charges 2.00% ..................            --             --          1.438             --             --
      Separate Account Charges 2.05% ..................       367,381             --          1.127        413,989             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Van Kampen Life Investment Trust (continued)
   Comstock Portfolio - Class II Shares (continued)
      Separate Account Charges 2.10% ..................            --             --   $      1.306   $         --   $         --
      Separate Account Charges 2.15% ..................       405,923             --          1.433        581,870             --
      Separate Account Charges 2.20% ..................            --             --          1.304             --             --
      Separate Account Charges 2.25% ..................     1,602,089             --          1.431      2,291,838             --
      Separate Account Charges 2.35% ..................            --             --          1.302             --             --
      Separate Account Charges 2.40% ..................            --             --          1.301             --             --
      Separate Account Charges 2.45% ..................       201,061             --          1.425        286,452             --
      Separate Account Charges 2.55% ..................            --             --          1.130             --             --
      Separate Account Charges 2.60% ..................            --             --          1.297             --             --
      Separate Account Charges 2.65% ..................           445             --          1.296            576             --
   Emerging Growth Portfolio - Class I Shares
      Separate Account Charges 1.30% ..................     3,451,906             --          0.714      2,463,272             --
      Separate Account Charges 1.40% ..................     2,862,877             --          0.710      2,032,473             --
      Separate Account Charges 1.50% ..................        38,914             --          0.745         28,973             --
      Separate Account Charges 1.55% ..................     1,137,577             --          0.704        801,402             --
      Separate Account Charges 1.60% ..................        56,189             --          0.742         41,686             --
      Separate Account Charges 1.65% ..................           445             --          1.176            524             --
      Separate Account Charges 1.70% ..................       113,104             --          1.264        142,996             --
      Separate Account Charges 1.75% ..................        42,070             --          0.738         31,045             --
      Separate Account Charges 1.80% ..................       186,218             --          1.262        234,951             --
      Separate Account Charges 1.85% ..................       331,269             --          0.987        327,096             --
      Separate Account Charges 1.90% ..................        43,190             --          1.259         54,381             --
      Separate Account Charges 1.95% ..................         9,019             --          1.258         11,344             --
      Separate Account Charges 2.00% ..................            --             --          1.257             --             --
      Separate Account Charges 2.05% ..................       200,083             --          0.981        196,276             --
      Separate Account Charges 2.10% ..................         3,336             --          1.169          3,900             --
      Separate Account Charges 2.15% ..................            --             --          1.253             --             --
      Separate Account Charges 2.20% ..................        29,606             --          1.167         34,560             --
      Separate Account Charges 2.25% ..................       506,602             --          1.250        633,336             --
      Separate Account Charges 2.35% ..................            --             --          1.165             --             --
      Separate Account Charges 2.40% ..................         8,789             --          1.164         10,231             --
      Separate Account Charges 2.45% ..................       143,021             --          1.245        178,074             --
      Separate Account Charges 2.55% ..................            --             --          1.058             --             --
      Separate Account Charges 2.60% ..................        14,111             --          1.161         16,381             --
      Separate Account Charges 2.65% ..................            --             --          1.160             --             --
   Enterprise Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          0.923             --             --
      Separate Account Charges 1.40% ..................            --             --          0.921             --             --
      Separate Account Charges 1.50% ..................            --             --          0.918             --             --
      Separate Account Charges 1.55% ..................            --             --          0.917             --             --
      Separate Account Charges 1.60% ..................            --             --          0.916             --             --
      Separate Account Charges 1.65% ..................            --             --          1.158             --             --
      Separate Account Charges 1.70% ..................            --             --          1.218             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Van Kampen Life Investment Trust (continued)
   Enterprise Portfolio - Class II Shares (continued)
      Separate Account Charges 1.75% ..................            --             --   $      0.912   $         --   $         --
      Separate Account Charges 1.80% ..................            --             --          1.216             --             --
      Separate Account Charges 1.85% ..................        66,034             --          0.909         60,054             --
      Separate Account Charges 1.90% ..................            --             --          1.213             --             --
      Separate Account Charges 1.95% ..................            --             --          1.212             --             --
      Separate Account Charges 2.00% ..................            --             --          1.211             --             --
      Separate Account Charges 2.05% ..................         1,002             --          0.904            906             --
      Separate Account Charges 2.10% ..................            --             --          1.151             --             --
      Separate Account Charges 2.15% ..................         2,149             --          1.207          2,595             --
      Separate Account Charges 2.20% ..................            --             --          1.150             --             --
      Separate Account Charges 2.25% ..................        28,692             --          1.205         34,562             --
      Separate Account Charges 2.35% ..................            --             --          1.147             --             --
      Separate Account Charges 2.40% ..................            --             --          1.146             --             --
      Separate Account Charges 2.45% ..................            --             --          1.200             --             --
      Separate Account Charges 2.55% ..................            --             --          1.036             --             --
      Separate Account Charges 2.60% ..................            --             --          1.143             --             --
      Separate Account Charges 2.65% ..................            --             --          1.142             --             --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Separate Account Charges 1.30% ..................        75,649          4,601          1.110         83,954          5,106
      Separate Account Charges 1.40% ..................       424,074             --          1.106        468,921             --
      Separate Account Charges 1.50% ..................        20,115             --          1.093         21,978             --
      Separate Account Charges 1.55% ..................        60,942             --          1.100         67,017             --
      Separate Account Charges 1.60% ..................        23,540             --          1.089         25,629             --
      Separate Account Charges 1.65% ..................            --             --          1.406             --             --
      Separate Account Charges 1.70% ..................       380,202             --          1.546        587,905             --
      Separate Account Charges 1.75% ..................        15,552             --          1.083         16,842             --
      Separate Account Charges 1.80% ..................       379,908             --          1.543        586,251             --
      Separate Account Charges 1.85% ..................       853,139             --          1.403      1,196,871             --
      Separate Account Charges 1.90% ..................        41,271             --          1.540         63,557             --
      Separate Account Charges 1.95% ..................        24,165             --          1.538         37,176             --
      Separate Account Charges 2.00% ..................        27,733             --          1.537         42,622             --
      Separate Account Charges 2.05% ..................        78,805             --          1.394        109,834             --
      Separate Account Charges 2.10% ..................         1,478             --          1.397          2,066             --
      Separate Account Charges 2.15% ..................            --             --          1.532             --             --
      Separate Account Charges 2.20% ..................            --             --          1.395             --             --
      Separate Account Charges 2.25% ..................     1,431,234             --          1.529      2,188,405             --
      Separate Account Charges 2.35% ..................            --             --          1.393             --             --
      Separate Account Charges 2.40% ..................            --             --          1.392             --             --
      Separate Account Charges 2.45% ..................        66,918             --          1.523        101,903             --
      Separate Account Charges 2.55% ..................            --             --          1.168             --             --
      Separate Account Charges 2.60% ..................         3,347             --          1.388          4,645             --
      Separate Account Charges 2.65% ..................            --             --          1.387             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Variable Annuity Portfolios (continued)
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class
      Separate Account Charges 1.30% ..................     1,360,758             --   $      1.169   $  1,591,373   $         --
      Separate Account Charges 1.40% ..................     1,928,849             --          1.163      2,244,119             --
      Separate Account Charges 1.50% ..................        97,482             --          1.209        117,877             --
      Separate Account Charges 1.55% ..................       703,403             --          1.154        812,055             --
      Separate Account Charges 1.60% ..................        13,658             --          1.205         16,457             --
      Separate Account Charges 1.65% ..................            --             --          1.297             --             --
      Separate Account Charges 1.70% ..................       394,970             --          1.419        560,473             --
      Separate Account Charges 1.75% ..................        66,756             --          1.199         80,009             --
      Separate Account Charges 1.80% ..................       289,961             --          1.416        410,624             --
      Separate Account Charges 1.85% ..................       871,719             --          1.419      1,237,327             --
      Separate Account Charges 1.90% ..................        42,482             --          1.413         60,038             --
      Separate Account Charges 1.95% ..................        18,606             --          1.412         26,268             --
      Separate Account Charges 2.00% ..................         4,963             --          1.410          7,000             --
      Separate Account Charges 2.05% ..................       357,392             --          1.410        503,977             --
      Separate Account Charges 2.10% ..................            --             --          1.288             --             --
      Separate Account Charges 2.15% ..................         9,433             --          1.406         13,263             --
      Separate Account Charges 2.20% ..................            --             --          1.287             --             --
      Separate Account Charges 2.25% ..................     2,137,831             --          1.403      2,999,790             --
      Separate Account Charges 2.35% ..................            --             --          1.284             --             --
      Separate Account Charges 2.40% ..................        12,533             --          1.283         16,081             --
      Separate Account Charges 2.45% ..................       326,764             --          1.397        456,644             --
      Separate Account Charges 2.55% ..................            --             --          1.106             --             --
      Separate Account Charges 2.60% ..................        53,535             --          1.280         68,503             --
      Separate Account Charges 2.65% ..................            --             --          1.279             --             --
   Contrafund(R) Portfolio - Service Class 2
      Separate Account Charges 1.30% ..................            --             --          1.252             --             --
      Separate Account Charges 1.40% ..................            --             --          1.249             --             --
      Separate Account Charges 1.50% ..................            --             --          1.245             --             --
      Separate Account Charges 1.55% ..................            --             --          1.243             --             --
      Separate Account Charges 1.60% ..................            --             --          1.242             --             --
      Separate Account Charges 1.65% ..................            --             --          1.294             --             --
      Separate Account Charges 1.70% ..................            --             --          1.414             --             --
      Separate Account Charges 1.75% ..................       120,389             --          1.237        148,869             --
      Separate Account Charges 1.80% ..................            --             --          1.411             --             --
      Separate Account Charges 1.85% ..................       796,095             --          1.233        981,728             --
      Separate Account Charges 1.90% ..................            --             --          1.408             --             --
      Separate Account Charges 1.95% ..................            --             --          1.407             --             --
      Separate Account Charges 2.00% ..................            --             --          1.406             --             --
      Separate Account Charges 2.05% ..................       173,596             --          1.226        212,898             --
      Separate Account Charges 2.10% ..................            --             --          1.286             --             --
      Separate Account Charges 2.15% ..................       333,461             --          1.401        467,291             --
      Separate Account Charges 2.20% ..................            --             --          1.285             --             --
      Separate Account Charges 2.25% ..................       914,280             --          1.398      1,278,606             --
      Separate Account Charges 2.35% ..................         6,475             --          1.282          8,299             --
      Separate Account Charges 2.40% ..................            --             --          1.281             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Variable Insurance Products Fund II (continued)
   Contrafund(R) Portfolio - Service Class 2 (continued)
      Separate Account Charges 2.45% ..................        56,482             --   $      1.393   $     78,667   $         --
      Separate Account Charges 2.55% ..................            --             --          1.106             --             --
      Separate Account Charges 2.60% ..................            --             --          1.277             --             --
      Separate Account Charges 2.65% ..................           447             --          1.276            571             --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service Class 2
      Separate Account Charges 1.30% ..................            --             --          1.069             --             --
      Separate Account Charges 1.40% ..................            --             --          1.066             --             --
      Separate Account Charges 1.50% ..................            --             --          1.063             --             --
      Separate Account Charges 1.55% ..................            --             --          1.061             --             --
      Separate Account Charges 1.60% ..................            --             --          1.060             --             --
      Separate Account Charges 1.65% ..................            --             --          1.103             --             --
      Separate Account Charges 1.70% ..................            --             --          1.166             --             --
      Separate Account Charges 1.75% ..................            --             --          1.055             --             --
      Separate Account Charges 1.80% ..................            --             --          1.164             --             --
      Separate Account Charges 1.85% ..................       191,175             --          1.053        201,221             --
      Separate Account Charges 1.90% ..................            --             --          1.161             --             --
      Separate Account Charges 1.95% ..................            --             --          1.160             --             --
      Separate Account Charges 2.00% ..................            --             --          1.159             --             --
      Separate Account Charges 2.05% ..................            --             --          1.047             --             --
      Separate Account Charges 2.10% ..................            --             --          1.096             --             --
      Separate Account Charges 2.15% ..................        30,942             --          1.155         35,752             --
      Separate Account Charges 2.20% ..................            --             --          1.095             --             --
      Separate Account Charges 2.25% ..................        25,701             --          1.153         29,636             --
      Separate Account Charges 2.35% ..................            --             --          1.092             --             --
      Separate Account Charges 2.40% ..................            --             --          1.092             --             --
      Separate Account Charges 2.45% ..................            --             --          1.148             --             --
      Separate Account Charges 2.55% ..................            --             --          1.039             --             --
      Separate Account Charges 2.60% ..................            --             --          1.089             --             --
      Separate Account Charges 2.65% ..................            --             --          1.088             --             --
   Mid Cap Portfolio - Service Class 2
      Separate Account Charges 1.30% ..................       775,423             --          1.440      1,116,633             --
      Separate Account Charges 1.40% ..................       526,081             --          1.436        755,497             --
      Separate Account Charges 1.50% ..................        25,682             --          1.432         36,780             --
      Separate Account Charges 1.55% ..................       115,758             --          1.430        165,550             --
      Separate Account Charges 1.60% ..................        11,743             --          1.428         16,771             --
      Separate Account Charges 1.65% ..................         7,739             --          1.471         11,386             --
      Separate Account Charges 1.70% ..................       365,016             --          1.643        599,763             --

                                                                                       DECEMBER 31, 2004
                                                        ----------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT          ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE          NET ASSETS      NET ASSETS
                                                        -------------- --------------  --------------  ---------------  ------------
Variable Insurance Products Fund III (continued)
   Mid Cap Portfolio - Service Class 2 (continued)
      Separate Account Charges 1.75% ..................        80,189             --   $      1.422    $      114,050   $         --
      Separate Account Charges 1.80% ..................     1,256,138             --          1.640         2,059,777             --
      Separate Account Charges 1.85% ..................     1,933,959             --          1.418         2,742,979             --
      Separate Account Charges 1.90% ..................       281,376             --          1.636           460,449             --
      Separate Account Charges 1.95% ..................        22,724             --          1.635            37,148             --
      Separate Account Charges 2.00% ..................        43,882             --          1.633            71,664             --
      Separate Account Charges 2.05% ..................       314,693             --          1.411           443,887             --
      Separate Account Charges 2.10% ..................         4,757             --          1.462             6,955             --
      Separate Account Charges 2.15% ..................       479,347             --          1.628           780,424             --
      Separate Account Charges 2.20% ..................            --             --          1.460                --             --
      Separate Account Charges 2.25% ..................     3,135,991             --          1.625         5,095,235             --
      Separate Account Charges 2.35% ..................            --             --          1.457                --             --
      Separate Account Charges 2.40% ..................        20,420             --          1.456            29,734             --
      Separate Account Charges 2.45% ..................       480,220             --          1.618           777,073             --
      Separate Account Charges 2.55% ..................        19,636             --          1.226            24,071             --
      Separate Account Charges 2.60% ..................            --             --          1.452                --             --
      Separate Account Charges 2.65% ..................         8,526             --          1.451            12,372             --

Net Contract Owners' Equity ...........................                                                $1,182,642,526   $     18,305
                                                                                                       ==============   ============


6. STATEMENT OF INVESTMENTS                                                   FOR THE YEAR ENDED DECEMBER 31, 2004
                                                            -----------------------------------------------------------------------

INVESTMENTS                                                      NO. OF              MARKET            COST OF          PROCEEDS
                                                                 SHARES              VALUE            PURCHASES        FROM SALES
                                                            -----------------  -----------------  -----------------  --------------
Capital Appreciation Fund (0.0%)
      Total (Cost $392,186)                                             7,916  $         524,258  $         159,505  $      103,975
                                                            -----------------  -----------------  -----------------  --------------

HIGH YIELD BOND TRUST (0.0%)
      Total (Cost $75,772)                                              7,521             74,533             76,346             590
                                                            -----------------  -----------------  -----------------  --------------

MANAGED ASSETS TRUST (0.0%)
      Total (Cost $13,908)                                                848             14,141             13,965              59
                                                            -----------------  -----------------  -----------------  --------------

MONEY MARKET PORTFOLIO (0.2%)
      Total (Cost $1,973,798)                                       1,973,798          1,973,798          2,667,782       3,026,019
                                                            -----------------  -----------------  -----------------  --------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
   AIM V.I. Capital Appreciation Fund - Series II
   (Cost $161,814)                                                      7,853            176,692            165,618           3,843
   AIM V.I. Mid Cap Core Equity Fund - Series II
   (Cost $247,445)                                                     19,761            257,689            253,527           6,262
   AIM V.I. Premier Equity Fund - Series I
   (Cost $1,136,326)                                                   61,770          1,315,701             75,722         273,508
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $1,545,585)                                          89,384          1,750,082            494,867         283,613
                                                            -----------------  -----------------  -----------------  --------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.0%)
   AllianceBernstein Growth and Income Portfolio - Class B
   (Cost $3,972,425)                                                  206,617          4,931,944            985,739         281,988
   AllianceBernstein Premier Growth Portfolio - Class B
   (Cost $9,670,631)                                                  307,071          7,096,410            482,528         826,912
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $13,643,056)                                        513,688         12,028,354          1,468,267       1,108,900
                                                            -----------------  -----------------  -----------------  --------------

AMERICAN FUNDS INSURANCE SERIES (17.8%)
   Global Growth Fund - Class 2 Shares (Cost $26,019,766)           1,725,197         29,725,147          7,583,626       1,624,108
   Growth Fund - Class 2 Shares (Cost $77,036,919)                  1,652,382         84,436,695         21,926,468       1,500,154
   Growth-Income Fund - Class 2 Shares (Cost $81,972,528)           2,617,232         95,895,393         22,615,201       1,992,827
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $185,029,213)                                     5,994,811        210,057,235         52,125,295       5,117,089
                                                            -----------------  -----------------  -----------------  --------------

CREDIT SUISSE TRUST (0.0%)
   Credit Suisse Trust Emerging Markets Portfolio
      Total (Cost $93,040)                                             11,314            149,793              2,011          10,021
                                                            -----------------  -----------------  -----------------  --------------

DELAWARE VIP TRUST (0.2%)
   Delaware VIP REIT Series - Standard Class
      Total (Cost $1,926,495)                                         141,310          2,696,196            784,042         212,830
                                                            -----------------  -----------------  -----------------  --------------

DREYFUS VARIABLE INVESTMENT FUND (0.2%)
   Dreyfus VIF Appreciation Portfolio - Initial Shares
   (Cost $428,632)                                                     13,565            482,382            164,179         121,049
   Dreyfus VIF Developing Leaders Portfolio -
   Initial Shares
   (Cost $1,284,435)                                                   39,439          1,638,697            371,292          59,539
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $1,713,067)                                          53,004          2,121,079            535,471         180,588
                                                            -----------------  -----------------  -----------------  --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (4.6%)
   Franklin Rising Dividends Securities Fund -
   Class 2 Shares
   (Cost $403,406)                                                     24,683            432,196            409,263           6,007
   Franklin Small Cap Fund - Class 2 Shares
   (Cost $11,511,220)                                                 659,924         12,822,321          2,622,340         809,546
   Mutual Shares Securities Fund - Class 2 Shares
   (Cost $13,539,946)                                                 973,244         16,194,785          5,298,748         247,441
   Templeton Developing Markets Securities Fund -
   Class 2 Shares
   (Cost $3,052,433)                                                  435,344          3,774,433          2,241,681         139,164
   Templeton Foreign Securities Fund - Class 2 Shares
   (Cost $15,169,431)                                               1,277,782         18,336,173          5,748,290         356,946
   Templeton Growth Securities Fund - Class 2 Shares
   (Cost $1,984,364)                                                  177,941          2,282,982          1,534,359          30,710
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $45,660,800)                                      3,548,918         53,842,890         17,854,681       1,589,814
                                                            -----------------  -----------------  -----------------  --------------


6. STATEMENT OF INVESTMENTS                                                   FOR THE YEAR ENDED DECEMBER 31, 2004
                                                            -----------------------------------------------------------------------

INVESTMENTS                                                      NO. OF              MARKET            COST OF          PROCEEDS
                                                                 SHARES              VALUE            PURCHASES        FROM SALES
                                                            -----------------  -----------------  -----------------  --------------
Greenwich Street Series Fund (9.5%)
   Appreciation Portfolio (Cost $28,569,818)                        1,395,780  $      32,703,122  $       5,647,356  $    1,226,747
   Diversified Strategic Income Portfolio
   (Cost $17,043,914)                                               1,831,846         17,036,164          4,887,152       1,227,777
   Equity Index Portfolio - Class II Shares
   (Cost $13,589,845)                                                 520,629         15,368,977          3,700,120       1,464,907
   Fundamental Value Portfolio (Cost $40,951,202)                   2,183,176         46,065,023          8,833,164       1,429,653
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (Cost $633,343)                                      33,733            716,145            326,102          30,963
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (Cost $535,466)                                     27,239            573,381            530,739           8,367
   Salomon Brothers Variable Growth & Income Fund -
   Class I Shares (Cost $71,620)                                       17,358             85,228             20,109          17,100
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $101,395,208)                                     6,009,761        112,548,040         23,944,742       5,405,514
                                                            -----------------  -----------------  -----------------  --------------

JANUS ASPEN SERIES (0.4%)
   Balanced Portfolio - Service Shares (Cost $1,203,309)               52,320          1,320,569            283,690          59,321
   Global Life Sciences Portfolio - Service Shares
   (Cost $46,080)                                                       7,354             57,876              2,933           9,798
   Global Technology Portfolio - Service Shares
   (Cost $165,112)                                                     51,777            183,807             30,861          24,901
   Mid Cap Growth Portfolio - Service Shares
   (Cost $3,484,086)                                                  126,494          3,207,895            297,905         385,550
   Worldwide Growth Portfolio - Service Shares
   (Cost $253,351)                                                     10,515            279,912            170,719         222,437
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $5,151,938)                                         248,460          5,050,059            786,108         702,007
                                                            -----------------  -----------------  -----------------  --------------

LAZARD RETIREMENT SERIES, INC. (0.2%)
   Lazard Retirement Small Cap Portfolio
      Total (Cost $2,461,484)                                         168,354          2,845,188          1,902,703         269,050
                                                            -----------------  -----------------  -----------------  --------------

LORD ABBETT SERIES FUND, INC. (2.1%)
   Growth and Income Portfolio (Cost $10,009,069)                     414,521         11,266,682          6,233,948         240,864
      Mid-Cap Value Portfolio (Cost $11,158,046)                      643,179         13,371,701          6,947,113          49,503
                                                            -----------------  -----------------  -----------------  --------------
Total (Cost $21,167,115)                                            1,057,700         24,638,383         13,181,061         290,367
                                                            -----------------  -----------------  -----------------  --------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.2%)
   Merrill Lynch Global Allocation V.I. Fund - Class III
   (Cost $1,321,824)                                                  121,900          1,411,604          1,334,088          37,412
   Merrill Lynch Value Opportunities V.I. Fund - Class III
   (Cost $1,681,834)                                                  159,826          1,438,435          1,703,696          32,910
                                                            -----------------  -----------------  -----------------  --------------
Total (Cost $3,003,658)                                               281,726          2,850,039          3,037,784          70,322
                                                            -----------------  -----------------  -----------------  --------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
   Oppenheimer Capital Appreciation Fund/VA -
   Service Shares (Cost $115,169)                                       3,317            121,829            116,261           1,091
   Oppenheimer Global Securities Fund/VA - Service Shares
   (Cost $226,810)                                                      8,957            262,705            228,885           2,179
   Oppenheimer Main Street Fund/VA - Service Shares
   (Cost $2,039)                                                          104              2,157              2,045               7
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $344,018)                                            12,378            386,691            347,191           3,277
                                                            -----------------  -----------------  -----------------  --------------

PIMCO VARIABLE INSURANCE TRUST (6.9%)
   Real Return Portfolio - Administrative Class
   (Cost $13,372,613)                                               1,064,026         13,747,211          8,360,951         571,651
   Total Return Portfolio - Administrative Class
   (Cost $65,769,970)                                               6,394,788         67,209,226         13,581,174       3,718,048
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $79,142,583)                                      7,458,814         80,956,437         21,942,125       4,289,699
                                                            -----------------  -----------------  -----------------  --------------

PIONEER VARIABLE CONTRACTS TRUST (0.3%)
   Pioneer America Income VCT Portfolio - Class II Shares
   (Cost $220,158)                                                     21,740            220,012            244,099          23,781
   Pioneer Balanced VCT Portfolio - Class II Shares
   (Cost $65,199)                                                       4,654             66,928             66,065             871
   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (Cost $85,217)                                                       5,110            103,877             86,449           1,278
   Pioneer Equity Income VCT Portfolio - Class II Shares
   (Cost $610,521)                                                     32,711            676,467            626,376          16,484
   Pioneer Europe VCT Portfolio - Class II Shares
   (Cost $14,892)                                                       1,738             18,142             15,000             120
   Pioneer Fund VCT Portfolio - Class II Shares
   (Cost $357,633)                                                     19,116            392,070            348,378           3,838
   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (Cost $21,009)                                                       1,754             22,568             23,210           2,158
   Pioneer High Yield VCT Portfolio - Class II Shares
   (Cost $765,426)                                                     67,897            792,361          1,058,260         292,341
   Pioneer International Value VCT Portfolio -
   Class II Shares (Cost $30,446)                                       3,049             36,102             30,814             390
   Pioneer Mid Cap Value VCT Portfolio -
   Class II Shares (Cost $123,048)                                      5,837            142,645            128,647           5,806


6. STATEMENT OF INVESTMENTS                                                   FOR THE YEAR ENDED DECEMBER 31, 2004
                                                            -----------------------------------------------------------------------

INVESTMENTS                                                      NO. OF              MARKET            COST OF          PROCEEDS
                                                                 SHARES              VALUE            PURCHASES        FROM SALES
                                                            -----------------  -----------------  -----------------  --------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (Cost $179,527)                                     17,420  $         193,189  $         180,733  $        1,232
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (Cost $18,219)                                       1,749             19,014             18,469             248
   Pioneer Real Estate Shares VCT Portfolio -
   Class II Shares (Cost $61,597)                                       3,059             74,204             79,836          18,646
   Pioneer Small Cap Value VCT Portfolio -
   Class II Shares (Cost $85,740)                                       6,726            100,548             87,846           2,173
   Pioneer Small Company VCT Portfolio -
   Class II Shares (Cost $26,183)                                       2,280             29,296             27,482           1,306
   Pioneer Strategic Income VCT Portfolio -
   Class II Shares (Cost $734,970)                                     67,632            761,535            938,727         210,111
   Pioneer Value VCT Portfolio -
   Class II Shares (Cost $250,192)                                     20,096            269,285            252,164           2,023
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $3,649,977)                                         282,568          3,918,243          4,212,555         582,806
                                                            -----------------  -----------------  -----------------  --------------

PUTNAM VARIABLE TRUST (1.0%)
   Putnam VT Discovery Growth Fund -
   Class IB Shares (Cost $381,553)                                     99,432            494,177             11,093          50,005
   Putnam VT International Equity Fund -
   Class IB Shares (Cost $2,443,442)                                  225,929          3,323,410            385,947         374,256
   Putnam VT Small Cap Value Fund -
   Class IB Shares (Cost $5,407,418)                                  347,660          7,923,169          1,599,155         681,490
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $8,232,413)                                         673,021         11,740,756          1,996,195       1,105,751
                                                            -----------------  -----------------  -----------------  --------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.6%)
   All Cap Fund - Class I (Cost $16,473,040)                        1,143,872         19,251,362          5,267,169       1,477,056
   Investors Fund - Class I (Cost $12,167,265)                      1,010,567         13,955,931          4,617,653         587,564
   Large Cap Growth Fund - Class I (Cost $560,987)                     49,933            584,721            443,120          46,877
   Small Cap Growth Fund - Class I (Cost $6,747,360)                  594,327          8,374,068          2,752,167         696,673
   Total Return Fund - Class II (Cost $79,316)                          7,129             81,341             94,413          28,279
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $36,027,968)                                      2,805,828         42,247,423         13,174,522       2,836,449
                                                            -----------------  -----------------  -----------------  --------------

SMITH BARNEY INVESTMENT SERIES (0.5%)
   Smith Barney Dividend Strategy Portfolio
   (Cost $2,488,451)                                                  300,075          2,664,667            964,742         274,094
   Smith Barney Premier Selections All Cap
   Growth Portfolio (Cost $2,447,564)                                 232,008          2,814,257            456,174         211,890
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $4,936,015)                                         532,083          5,478,924          1,420,916         485,984
                                                            -----------------  -----------------  -----------------  --------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (19.5%)
   Multiple Discipline Portfolio - All Cap Growth
   and Value (Cost $102,088,525)                                    7,729,789        114,555,473         47,357,961       3,209,730
   Multiple Discipline Portfolio - Balanced All Cap
   Growth and Value (Cost $78,287,822)                              6,446,189         84,896,312         36,657,008       4,740,689
   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (Cost $18,614,210)                              1,338,558         20,667,341         13,161,810         636,060
   Multiple Discipline Portfolio - Large Cap Growth
   and Value (Cost $9,788,457)                                        745,379         10,740,910          5,043,923         519,773
                                                            -----------------  -----------------  -----------------  --------------
   Total (Cost $208,779,014)                                       16,259,915        230,860,036        102,220,702       9,106,252
                                                            -----------------  -----------------  -----------------  --------------

THE TRAVELERS SERIES TRUST (4.3%)
   Convertible Securities Portfolio (Cost $4,989,207)                 423,494          5,230,152          4,318,660         770,251
   Disciplined Mid Cap Stock Portfolio (Cost $896,496)                 57,298          1,132,200            367,607          88,914
   Equity Income Portfolio (Cost $14,264,845)                         947,495         16,268,496          4,114,595         778,092
   Federated High Yield Portfolio (Cost $2,684,054)                   319,911          2,757,630          1,090,713         329,894
   Federated Stock Portfolio (Cost $126,047)                            9,161            151,710             50,822           8,507
   Large Cap Portfolio (Cost $6,283,485)                              447,570          6,234,655          2,381,927       1,633,209
   Lazard International Stock Portfolio (Cost $4,341,984)             446,580          5,099,947          2,431,851         114,701
   Merrill Lynch Large Cap Core Portfolio (Cost $3,131,072)           329,359          2,980,702            576,831         182,973
   MFS Emerging Growth Portfolio (Cost $7,660,786)                    469,570          4,949,263            451,447         507,188
   MFS Mid Cap Growth Portfolio (Cost $1,031,490)                     164,729          1,293,124            324,687          99,388
   MFS Value Portfolio (Cost $219,330)                                 18,858            232,335            221,817           2,614
   Pioneer Fund Portfolio (Cost $1,182,332)                           110,372          1,327,779            867,847          96,586
   Travelers Quality Bond Portfolio (Cost $3,067,274)                 269,854          2,976,487          1,687,483         609,727
   U.S. Government Securities Portfolio (Cost $33,387)                  2,616             33,351             93,950          63,001
                                                            -----------------  -----------------  -----------------  --------------
Total (Cost $49,911,789)                                            4,016,867         50,667,831         18,980,237       5,285,045
                                                            -----------------  -----------------  -----------------  --------------


6. STATEMENT OF INVESTMENTS                                                   FOR THE YEAR ENDED DECEMBER 31, 2004
                                                            -----------------------------------------------------------------------

INVESTMENTS                                                      NO. OF              MARKET            COST OF          PROCEEDS
                                                                 SHARES              VALUE            PURCHASES        FROM SALES
                                                            -----------------  -----------------  -----------------  --------------
   Travelers Series Fund Inc. (23.3%)
      AIM Capital Appreciation Portfolio (Cost $4,082,313)            417,273  $       4,464,817  $       1,053,315  $      432,774
      MFS Total Return Portfolio (Cost $63,553,400)                 3,992,018         68,423,185         15,639,844       2,711,689
      Pioneer Strategic Income Portfolio (Cost $291,597)               30,182            283,104            292,535             956
      SB Adjustable Rate Income Portfolio - Class I Shares
      (Cost $4,915,324)                                               489,062          4,895,514          4,780,689         427,955
      Smith Barney Aggressive Growth Portfolio
      (Cost $57,859,173)                                            4,809,442         64,061,769         12,984,081       2,586,080
      Smith Barney High Income Portfolio (Cost $27,363,677)         3,632,177         27,422,936          7,336,874       2,265,017
      Smith Barney International All Cap Growth Portfolio
      (Cost $1,961,737)                                               210,952          2,736,046            213,002         290,584
      Smith Barney Large Cap Value Portfolio
      (Cost $8,814,229)                                               492,781          8,889,771            387,546         962,690
      Smith Barney Large Capitalization Growth Portfolio
      (Cost $27,092,172)                                            1,974,285         28,370,470          6,233,526       6,670,707
      Smith Barney Mid Cap Core Portfolio (Cost $13,976,585)        1,152,477         16,480,425          2,418,002       1,387,571
      Smith Barney Money Market Portfolio (Cost $17,803,383)       17,803,383         17,803,383         20,335,272      26,386,179
      Strategic Equity Portfolio (Cost $11,380,827)                   506,350          8,881,385            701,507         940,235
      Travelers Managed Income Portfolio (Cost $20,996,437)         1,784,044         20,141,856          4,774,300       3,540,452
      Van Kampen Enterprise Portfolio (Cost $3,981,467)               214,179          2,531,596            265,484         161,812
                                                            -----------------  -----------------  -----------------  --------------
         Total (Cost $264,072,321)                                 37,508,605        275,386,257         77,415,977      48,764,701
                                                            -----------------  -----------------  -----------------  --------------

   VAN KAMPEN LIFE INVESTMENT TRUST (1.0%)
      Comstock Portfolio - Class II Shares (Cost $3,841,671)          355,221          4,862,975          1,738,122         293,661
      Emerging Growth Portfolio - Class I Shares
      (Cost $10,845,810)                                              278,359          7,242,901            389,112         895,913
      Enterprise Portfolio - Class II Shares (Cost $84,185)             7,214             98,117             25,471          10,386
                                                            -----------------  -----------------  -----------------  --------------
         Total (Cost $14,771,666)                                     640,794         12,203,993          2,152,705       1,199,960
                                                            -----------------  -----------------  -----------------  --------------

   VARIABLE ANNUITY PORTFOLIOS (0.5%)
      Smith Barney Small Cap Growth Opportunities Portfolio
         Total (Cost $4,852,481)                                      492,165          5,610,682          3,027,753       4,473,167
                                                            -----------------  -----------------  -----------------  --------------

   VARIABLE INSURANCE PRODUCTS FUND II (1.2%)
      Contrafund(R) Portfolio - Service Class
      (Cost $9,167,566)                                               422,988         11,221,878          2,095,439         514,514
      Contrafund(R) Portfolio - Service Class 2
      (Cost $2,596,103)                                               120,567          3,176,929          1,320,611          93,463
                                                            -----------------  -----------------  -----------------  --------------
         Total (Cost $11,763,669)                                     543,555         14,398,807          3,416,050         607,977
                                                            -----------------  -----------------  -----------------  --------------

   VARIABLE INSURANCE PRODUCTS FUND III (1.4%)
      Dynamic Capital Appreciation Portfolio -
      Service Class 2 (Cost $208,118)                                  37,498            266,609             38,685           4,662
      Mid Cap Portfolio - Service Class 2
      (Cost $11,231,048)                                              513,996         15,358,198          5,202,115         167,753
                                                            -----------------  -----------------  -----------------  --------------
         Total (Cost $11,439,166)                                     551,494         15,624,807          5,240,800         172,415
                                                            -----------------  -----------------  -----------------  --------------

TOTAL INVESTMENTS (100%)
   (COST $1,083,169,403)                                                       $   1,182,644,955  $     374,582,358  $   97,284,241
                                                                               =================  =================  ==============

7. FINANCIAL HIGHLIGHTS

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
CAPITAL APPRECIATION FUND               2004      450     1.111 - 1.385         524        --       1.75 - 2.45      (0.29) - 17.33
                                        2003      388     0.949 - 1.183         384      0.06       1.85 - 2.45       20.04 - 26.52
                                        2002      237     0.775 - 0.777         184      1.79       1.85 - 2.05    (11.40) - (6.17)

HIGH YIELD BOND TRUST                   2004       70     1.061 - 1.075          75     13.02       1.75 - 2.65         2.91 - 7.69

MANAGED ASSETS TRUST                    2004       13     1.072 - 1.073          14      3.60       2.15 - 2.25         4.08 - 5.82

MONEY MARKET PORTFOLIO                  2004    2,027     0.969 - 0.980       1,976      1.03       1.75 - 2.45     (1.42) - (0.51)
                                        2003    2,368     0.982 - 0.986       2,332      0.77       1.85 - 2.45     (1.31) - (0.10)
                                        2002      990     0.995 - 0.996         986      0.74       1.85 - 2.05     (0.40) - (0.30)

AIM VARIABLE INSURANCE FUNDS, INC
   AIM V.I. Capital Appreciation
      Fund - Series II                  2004      165     1.070 - 1.077         177        --       1.85 - 2.45         1.71 - 7.81

   AIM V.I. Mid Cap Core Equity
      Fund - Series II                  2004      222     1.156 - 1.163         258      0.03       1.85 - 2.45        8.43 - 10.13

   AIM V.I. Premier Equity Fund -
      Series I                          2004    1,436     0.779 - 1.232       1,316      0.44       1.30 - 2.45         3.23 - 4.38
                                        2003    1,690     0.748 - 1.184       1,451      0.30       1.30 - 2.45       21.01 - 27.35
                                        2002    1,460     0.607 - 0.782       1,007      0.59       1.30 - 2.05   (31.70) - (25.57)
                                        2001      343     0.884 - 1.142         341      0.35       1.30 - 2.05      (10.43) - 2.42

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC
   AllianceBernstein Growth
    and Income Portfolio - Class B      2004    4,009     1.107 - 1.365       4,932      0.74       1.30 - 2.45        6.74 - 10.64
                                        2003    3,401     1.016 - 1.248       3,779      0.77       1.30 - 2.45        1.63 - 35.78
                                        2002      702     0.785 - 0.788         552      0.05       1.30 - 2.05    (20.47) - (3.79)
   AllianceBernstein Premier Growth
    Portfolio - Class B                 2004    9,558     0.663 - 1.224       7,096        --       1.30 - 2.45         5.70 - 6.88
                                        2003   10,240     0.621 - 1.150       6,897        --       1.30 - 2.45        3.61 - 30.83
                                        2002   11,167     0.511 - 0.803       5,997        --       1.30 - 2.05   (32.23) - (31.74)
                                        2001   12,139     0.751 - 1.183       9,240        --       1.30 - 2.05      (18.72) - 3.59

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -
      Class 2 Shares                    2004   23,987     1.022 - 1.473      29,725      0.44       1.30 - 2.65        7.74 - 12.01
                                        2003   19,299     0.914 - 1.322      20,561      0.39       1.30 - 2.60        5.52 - 41.36
                                        2002   13,460     0.686 - 0.995       9,782      0.91       1.30 - 2.05      (16.34) - 0.80
                                        2001   11,365     0.817 - 1.188       9,408      0.71       1.30 - 2.05     (15.51) - 11.44

   Growth Fund -
      Class 2 Shares                    2004   65,927     0.961 - 1.429      84,437      0.19       1.30 - 2.65        6.86 - 12.32
                                        2003   49,144     0.869 - 1.292      55,477      0.15       1.30 - 2.60        4.54 - 43.44
                                        2002   25,489     0.647 - 0.918      19,272      0.03       1.30 - 2.05   (25.95) - (25.41)
                                        2001   19,783     0.871 - 1.238      19,531      0.48       1.30 - 2.05      (19.42) - 9.37

   Growth-Income Fund -
      Class 2 Shares                    2004   72,845     1.064 - 1.372      95,895      0.96       1.30 - 2.65         4.84 - 9.58
                                        2003   56,026     0.999 - 1.265      67,614      1.37       1.30 - 2.60        6.41 - 37.73
                                        2002   27,289     0.768 - 0.916      24,585      1.12       1.30 - 2.05   (20.03) - (19.36)
                                        2001   17,284     0.957 - 1.143      19,305      1.88       1.30 - 2.05      (1.54) - 14.46

CREDIT SUISSE TRUST
   Credit Suisse Trust
      Emerging Markets Portfolio        2004      108     1.370 - 1.669         150      0.29       1.85 - 2.45       21.91 - 22.62
                                        2003      114     1.119 - 1.369         128        --       1.85 - 2.45       40.05 - 41.57
                                        2002       54     0.799 - 0.801          43      0.30       1.85 - 2.05    (13.50) - (1.48)

DELAWARE VIP TRUST
   Delaware VIP REIT Series -
      Standard Class                    2004    1,634     1.459 - 1.696       2,696      1.88       1.75 - 2.65       23.05 - 28.92
                                        2003    1,243     1.250 - 1.319       1,588      1.47       1.85 - 2.45        6.11 - 34.94
                                        2002      423     0.952 - 0.953         403        --       1.85 - 2.05     (8.89) - (4.13)

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus VIF Appreciation
      Portfolio - Initial Shares        2004      439     0.975 - 1.184         482      1.79       1.75 - 2.65         1.52 - 3.15
                                        2003      418     0.948 - 1.151         425      1.89       1.85 - 2.45        5.31 - 20.80
                                        2002      136             0.799         109      2.20              1.85              (4.54)

   Dreyfus VIF Developing Leaders
      Portfolio - Initial Shares        2004    1,434     1.057 - 1.371       1,639      0.21       1.75 - 2.65         6.88 - 9.36
                                        2003    1,135     0.969 - 1.258       1,175      0.04       1.85 - 2.45        2.28 - 33.87
                                        2002      460     0.751 - 0.752         346      0.03       1.85 - 2.05   (19.49) - (10.91)

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
      Securities Fund - Class 2
      Shares                            2004      386     1.118 - 1.125         432      0.53       1.85 - 2.45         5.17 - 9.12

   Franklin Small Cap Fund -
      Class 2 Shares                    2004   11,189     0.868 - 1.433      12,822        --       1.30 - 2.60        8.66 - 13.37
                                        2003    9,766     0.790 - 1.307       9,781        --       1.30 - 2.60        3.66 - 46.36
                                        2002    6,103     0.585 - 0.859       3,772      0.25       1.30 - 2.05   (30.15) - (29.63)
                                        2001    4,786     0.833 - 1.228       4,016      0.38       1.30 - 2.05     (16.53) - 15.53

   Mutual Shares Securities Fund -
      Class 2 Shares                    2004   12,665     1.138 - 1.355      16,195      0.77       1.30 - 2.65        8.64 - 11.21
                                        2003    8,301     1.031 - 1.223       9,560      0.85       1.30 - 2.60        7.62 - 28.23
                                        2002      976     0.841 - 0.845         822      0.03       1.30 - 2.05    (15.72) - (3.10)
   Templeton Developing Markets
      Securities Fund - Class 2
      Shares                            2004    2,146     1.260 - 1.784       3,774      1.66       1.30 - 2.65        3.04 - 25.57
                                        2003      752     1.261 - 1.449       1,083      0.13       1.30 - 2.45        3.87 - 44.90
   Templeton Foreign Securities
     Fund -  Class 2 Shares             2004   13,846     1.079 - 1.498      18,336      1.07       1.30 - 2.60        2.39 - 16.90

                                        2003    9,571     0.925 - 1.285      10,510      1.68       1.30 - 2.60        6.25 - 43.08
                                        2002    5,263     0.710 - 0.907       3,935      1.58       1.30 - 2.05   (20.28) - (19.64)
                                        2001    4,357     0.886 - 1.134       3,895      2.86       1.30 - 2.05      (17.27) - 3.28
Templeton Growth Securities Fund -
    Class 2 Shares                      2004    1,769     1.160 - 1.444       2,283      1.13       1.30 - 2.60        2.08 - 15.69
                                        2003      507     1.020 - 1.263         550      1.43       1.75 - 2.45        1.18 - 32.15
                                        2002      149     0.788 - 0.789         117        --       1.85 - 2.05     (6.08) - (5.05)

GREENWICH STREET SERIES FUND
   Appreciation Portfolio               2004   28,234     0.994 - 1.280      32,703      1.19       1.30 - 2.60         4.12 - 7.39
                                        2003   24,386     0.930 - 1.196      26,061      0.88       1.30 - 2.60        3.33 - 30.14
                                        2002   12,922     0.760 - 0.920      10,564      1.71       1.30 - 2.05   (19.19) - (18.17)
                                        2001    7,414     0.937 - 1.137       7,265      1.26       1.30 - 2.05       (5.47) - 2.99

   Diversified Strategic Income
      Portfolio                         2004   14,278     1.097 - 1.242      17,036      5.29       1.30 - 2.60         2.90 - 5.94
                                        2003   11,488     1.055 - 1.178      13,157      7.81       1.30 - 2.60        1.47 - 10.30
                                        2002    5,981     1.025 - 1.068       6,350     10.31       1.30 - 2.05         2.77 - 3.49
                                        2001    4,971     0.995 - 1.032       5,112      8.80       1.30 - 2.05       (0.20) - 1.78

   Equity Index Portfolio -
      Class II Shares                   2004   13,983     0.857 - 1.316      15,369      1.41       1.30 - 2.60         4.06 - 8.90
                                        2003   11,969     0.790 - 1.214      11,956      1.43       1.30 - 2.60        5.41 - 32.75
                                        2002    6,316     0.628 - 0.870       4,244      2.01       1.30 - 2.05   (23.75) - (21.47)
                                        2001    5,015     0.822 - 1.141       4,154      0.68       1.30 - 1.85      (13.66) - 5.55

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
GREENWICH STREET SERIES FUND
(CONTINUED)
   Fundamental Value Portfolio          2004   34,836     1.025 - 1.401      46,065      0.70       1.30 - 2.60       (0.64) - 6.85
                                        2003   29,652     0.964 - 1.316      36,658      0.78       1.30 - 2.60        6.17 - 47.26
                                        2002   19,474     0.708 - 0.906      17,252      1.19       1.30 - 2.05   (22.87) - (22.29)
                                        2001   12,058     0.915 - 1.173      13,803      0.72       1.30 - 2.05       (6.75) - 9.63

   Salomon Brothers Variable
      Aggressive Growth Fund -
      Class I Shares                    2004      537     1.107 - 1.390         716        --       1.75 - 2.45         3.53 - 7.12
                                        2003      292     1.035 - 1.302         366        --       1.85 - 2.45        6.46 - 37.62
                                        2002        3             0.755           2        --              1.85              (2.83)

   Salomon Brothers Variable
      Aggressive Growth Fund -
      Class II Shares                   2004      510     1.121 - 1.130         573        --       1.75 - 2.45         1.82 - 6.91
                                        2003       13             1.057          13        --              1.75                2.03

   Salomon Brothers Variable
      Growth & Income Fund -
      Class I Shares                    2004       69     1.079 - 1.307          85      0.96       1.85 - 2.45         3.08 - 6.48
                                        2003       68     1.016 - 1.231          77      0.59       1.85 - 2.45        1.74 - 32.51
                                        2002       16             0.798          13      0.10              1.85                5.00

JANUS ASPEN SERIES
   Balanced Portfolio -
      Service Shares                    2004    1,147     1.076 - 1.173       1,321      2.33       1.75 - 2.45         5.24 - 6.29
                                        2003      946     1.015 - 1.106       1,024      2.95       1.85 - 2.45        2.69 - 12.76
                                        2002      197     0.911 - 0.912         180      2.89       1.85 - 2.05     (1.19) - (1.08)

   Global Life Sciences Portfolio -     2004       46     1.020 - 1.362          58        --       1.85 - 2.45       11.42 - 12.09
      Service Shares
                                        2003       50     0.910 - 1.219          57        --       1.85 - 2.45       11.53 - 23.98
                                        2002        2             0.734           2        --              1.85              (5.05)

   Global Technology Portfolio -
      Service Shares                    2004      187     0.880 - 1.330         184        --       1.85 - 2.45     (1.93) - (1.34)
                                        2003      180     0.894 - 1.352         176        --       1.85 - 2.45       19.84 - 43.75
                                        2002       10             0.624           6        --              1.85              (5.02)

   Mid Cap Growth Portfolio -
      Service Shares                    2004    5,338     0.446 - 1.543       3,208        --       1.30 - 2.45       17.57 - 19.00
                                        2003    5,777     0.376 - 1.302       2,757        --       1.30 - 2.45        3.44 - 35.60
                                        2002    5,698     0.283 - 0.817       1,756        --       1.30 - 2.05   (29.62) - (29.10)
                                        2001    6,171     0.400 - 1.158       2,539        --       1.30 - 2.05      (40.56) - 5.75

   Worldwide Growth Portfolio -
      Service Shares                    2004      253     0.916 - 1.213         280      0.79       1.85 - 2.45         0.58 - 2.56
                                        2003      307     0.894 - 1.185         338      0.94       1.85 - 2.45       21.14 - 27.83
                                        2002      119     0.738 - 0.739          88      0.39       1.85 - 2.05     (2.64) - (1.07)

LAZARD RETIREMENT SERIES, INC
   Lazard Retirement Small Cap
      Portfolio                         2004    1,917     1.125 - 1.516       2,845        --       1.30 - 2.55        0.81 - 13.39
                                        2003      675     1.326 - 1.337         897        --       1.30 - 2.45        2.31 - 30.45

LORD ABBETT SERIES FUND, INC
   Growth and Income Portfolio          2004    8,276     1.248 - 1.385      11,267      1.10       1.30 - 2.65        7.65 - 14.37
                                        2003    3,560     1.138 - 1.245       4,404      1.33       1.30 - 2.60        5.47 - 23.29

   Mid-Cap Value Portfolio              2004    8,801     1.159 - 1.543      13,372      0.40       1.30 - 2.65        2.66 - 22.46
                                        2003    3,702     1.153 - 1.260       4,635      1.13       1.30 - 2.60        3.50 - 24.26

MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global Allocation
      V.I. Fund - Class III             2004    1,177     1.193 - 1.208       1,412      6.61       1.55 - 2.65        1.77 - 12.10
                                        2003       22     1.073 - 1.074          24     11.14       1.85 - 2.45         0.00 - 7.73

Merrill Lynch Value Opportunities
      V.I. Fund - Class III             2004    1,201     1.118 - 1.210       1,438        --       1.30 - 2.65        5.27 - 13.73
                                        2003       10     1.066 - 1.067          11      0.22       2.25 - 2.45         0.47 - 5.02

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation     2004      111     1.097 - 1.101         122      0.03       1.85 - 2.25        3.00 - 10.56
      Fund/VA - Service Shares

   Oppenheimer Global Securities
      Fund/VA - Service Shares          2004      209     1.253 - 1.261         263      0.08       1.85 - 2.45       12.25 - 22.97

   Oppenheimer Main Street Fund/VA -
      Service Shares                    2004        2             1.068           2        --              2.15                8.32

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
      Administrative Class              2004   12,333     1.066 - 1.127      13,747      1.04       1.30 - 2.65         5.21 - 7.44
                                        2003    5,346     1.041 - 1.049       5,580      0.50       1.30 - 2.60       (1.13) - 5.12

   Total Return Portfolio -
      Administrative Class              2004   59,889     1.043 - 1.218      67,209      1.89       1.30 - 2.65         1.55 - 3.57
                                        2003   51,348     1.022 - 1.176      56,496      2.78       1.30 - 2.60       (1.14) - 3.70
                                        2002   23,265     1.071 - 1.134      25,547      4.05       1.30 - 2.05         6.89 - 7.90
                                        2001    3,499     1.002 - 1.054       3,651      2.60       1.30 - 2.05       (1.09) - 5.72

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT
      Portfolio - Class II Shares       2004      218     1.007 - 1.014         220      4.04       1.85 - 2.45       (0.89) - 1.00

   Pioneer Balanced VCT Portfolio -
      Class II Shares                   2004       63     1.054 - 1.061          67      1.74       1.85 - 2.45         0.95 - 4.25

   Pioneer Emerging Markets VCT
      Portfolio - Class II Shares       2004       80     1.302 - 1.311         104      0.36       1.85 - 2.45       11.00 - 24.62

   Pioneer Equity Income VCT
      Portfolio - Class II Shares       2004      560     1.204 - 1.212         676      2.11       1.85 - 2.45       10.56 - 15.10

   Pioneer Europe VCT Portfolio -
      Class II Shares                   2004       14             1.270          18        --              1.85               20.95

   Pioneer Fund VCT Portfolio -
      Class II Shares                   2004      343     1.139 - 1.148         392      1.18       1.75 - 2.45        7.30 - 10.42
                                        2003       13             1.053          13        --              1.75                1.64
   Pioneer Growth Shares VCT
      Portfolio - Class II Shares       2004       21     1.068 - 1.070          23        --       2.25 - 2.45        2.39 - 11.02

   Pioneer High Yield VCT
      Portfolio - Class II Shares       2004      733     1.077 - 1.085         792      5.03       1.75 - 2.45         2.87 - 5.85
                                        2003       13             1.025          13      0.14              1.75                0.39
   Pioneer International Value VCT
      Portfolio - Class II Shares       2004       29             1.265          36      0.41              2.25               15.74

   Pioneer Mid Cap Value VCT
      Portfolio -  Class II Shares      2004      114     1.249 - 1.257         143      0.30       1.85 - 2.45       12.61 - 19.64

   Pioneer Oak Ridge Large Cap
      Growth VCT Portfolio -
      Class II Shares                   2004      177     1.089 - 1.093         193        --       1.85 - 2.25        4.81 - 12.59

   Pioneer Papp Small & Mid Cap
      Growth VCT Portfolio -
      Class II Shares                   2004       18     1.067 - 1.071          19        --       1.85 - 2.35         2.59 - 5.75

   Pioneer Real Estate Shares VCT
      Portfolio - Class II Shares       2004       54     1.378 - 1.388          74      3.27       1.85 - 2.45       20.88 - 22.18

   Pioneer Small Cap Value VCT
      Portfolio - Class II Shares       2004       81     1.242 - 1.250         101        --       1.85 - 2.45       13.47 - 20.23

   Pioneer Small Company VCT
      Portfolio - Class II Shares       2004       25     1.146 - 1.154          29        --       1.85 - 2.45        6.36 - 15.71

   Pioneer Strategic Income VCT
      Portfolio - Class II Shares       2004      692     1.098 - 1.105         762      5.00       1.85 - 2.45         5.37 - 6.47

   Pioneer Value VCT Portfolio -
      Class II Shares                   2004      233     1.153 - 1.161         269      0.03       1.85 - 2.45         4.42 - 8.24

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -
      Class IB Shares                   2004      461      0.768 - 1.315         494           -     1.30 - 2.25        5.17 - 6.18
                                        2003      502      0.725 - 1.244         499           -     1.30 - 2.25      23.70 - 30.36
                                        2002      341      0.558 - 0.853         248           -     1.30 - 2.05   (30.82) - (5.13)
                                        2001       95      0.805 - 1.233          84           -     1.30 - 1.85    (12.68) - 22.90

   Putnam VT International Equity
      Fund - Class IB Shares            2004    2,574      1.005 - 1.436       3,323        1.49     1.30 - 2.45       7.08 - 14.92
                                        2003    2,562      0.879 - 1.257       2,895        0.55     1.30 - 2.45      22.80 - 37.98
                                        2002      956      0.694 - 0.919         779        0.46     1.30 - 2.05  (19.35) - (18.76)
                                        2001      227      0.856 - 1.138         211           -     1.30 - 2.05     (13.87) - 3.82

   Putnam VT Small Cap Value Fund -
      Class IB Shares                   2004    4,591      1.507 - 1.783       7,923        0.35     1.30 - 2.60      22.93 - 24.58
                                        2003    3,941      1.215 - 1.439       5,469        0.25     1.30 - 2.60       9.22 - 54.65
                                        2002    1,943      0.826 - 0.980       1,806        0.17     1.30 - 2.05   (26.77) - (1.43)
                                        2001      436      1.087 - 1.221         490           -     1.30 - 2.05      (0.81) - 7.77

SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
   All Cap Fund - Class I               2004   14,833      1.006 - 1.397      19,251        0.60     1.30 - 2.60        0.57 - 6.90
                                        2003   11,797      0.946 - 1.312      14,207        0.30     1.30 - 2.45       6.26 - 44.49
                                        2002    8,600      0.692 - 0.897       7,453        0.50     1.30 - 2.05  (26.62) - (25.99)
                                        2001    4,827      0.940 - 1.212       5,776        1.16     1.30 - 2.05      (3.59) - 6.62

   Investors Fund - Class I             2004   11,119      0.991 - 1.353      13,956        1.72     1.30 - 2.60        6.95 - 9.58
                                        2003    7,848      0.914 - 1.247       8,915        1.78     1.30 - 2.45       3.71 - 37.38
                                        2002    4,823      0.703 - 0.856       4,029        1.33     1.30 - 2.05  (24.62) - (24.10)
                                        2001    3,246      0.929 - 1.134       3,558        1.36     1.30 - 2.05     (5.65) - 17.70

   Large Cap Growth Fund - Class I      2004      495      1.111 - 1.337         585        0.20     1.75 - 2.65    (4.52) - (1.33)
                                        2003      162      1.128 - 1.359         194        0.03     1.85 - 2.45       3.03 - 41.85
                                        2002       19      0.797 - 0.798          15           -     1.85 - 2.05      (4.44) - 5.70

   Small Cap Growth Fund - Class I      2004    5,790      0.990 - 1.607       8,374           -     1.30 - 2.60       7.76 - 13.58
                                        2003    4,247      0.875 - 1.420       5,231           -     1.30 - 2.60       5.38 - 56.04
                                        2002    1,701      0.598 - 0.805       1,330           -     1.30 - 2.05   (36.10) - (1.97)
                                        2001    1,107      0.933 - 1.255       1,332           -     1.30 - 2.05     (8.69) - 11.36

   Total Return Fund - Class II         2004       74      1.099 - 1.107          81        3.07     1.75 - 2.45        4.07 - 6.65
                                        2003       13              1.038          13        0.26            1.75               0.97

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy
      Portfolio                         2004    2,494      0.805 - 1.188       2,665        1.00     1.30 - 2.60      (0.97) - 3.93
                                        2003    1,847      0.791 - 1.169       1,922        0.95     1.30 - 2.45       4.66 - 32.13
                                        2002      389      0.650 - 0.819         265        0.79     1.30 - 2.05  (27.39) - (10.81)
                                        2001      122      0.893 - 1.128         116           -     1.30 - 1.85     (13.55) - 5.22

   Smith Barney Premier Selections
      All Cap Growth Portfolio          2004    2,573     0.863 - 1.282       2,814           -     1.30 - 2.45         0.32 - 1.63
                                        2003    2,325     0.852 - 1.267       2,499           -     1.30 - 2.45        3.43 - 40.78
                                        2002    1,350     0.644 - 0.861       1,005        0.08     1.30 - 2.05   (28.24) - (27.71)
                                        2001      221     0.894 - 1.198         198           -     1.30 - 2.05      (11.57) - 1.82

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio -
      All Cap Growth and Value           2004  86,831     1.170 - 1.450     114,555        0.37     1.30 - 2.60         1.47 - 5.30
                                         2003  51,100     1.126 - 1.377      64,837        0.12     1.30 - 2.60        1.71 - 34.84
                                         2002   1,294     1.060 - 1.062       1,371           -     1.30 - 2.05       (5.27) - 8.61

   Multiple Discipline Portfolio -
      Balanced All Cap Growth
      and Value                          2004  69,906     1.112 - 1.296      84,896        0.93     1.30 - 2.60         2.30 - 3.68
                                         2003  42,262     1.087 - 1.250      50,139        0.67     1.30 - 2.60        3.72 - 23.08
                                         2002   1,343     1.037 - 1.039       1,393           -     1.30 - 2.05       (1.80) - 6.13

   Multiple Discipline Portfolio -
      Global All Cap Growth and Value    2004  15,077     1.222 - 1.519      20,667        0.58     1.30 - 2.60         5.39 - 8.89
                                         2003   5,305     1.138 - 1.395       6,702        0.40     1.30 - 2.60        5.46 - 35.47
                                         2002     259     1.073 - 1.075         278           -     1.30 - 2.05       (6.36) - 3.07

   Multiple Discipline Portfolio -
      Large Cap Growth and Value         2004   8,334     1.165 - 1.435      10,741        0.94     1.30 - 2.60       (0.68) - 5.36
                                         2003   4,677     1.210 - 1.362       5,793        0.64     1.30 - 2.45        7.86 - 32.88
                                         2002     102     1.068 - 1.069         109           -     1.40 - 2.05       (4.39) - 0.09

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio      2004   4,239     1.140 - 1.280       5,230        2.99     1.75 - 2.65         1.06 - 4.40
                                         2003   1,274     1.156 - 1.230       1,514        6.06     1.85 - 2.45        3.27 - 23.93
                                         2002     197     0.935 - 0.936         184       10.89     1.85 - 2.05       (4.00) - 2.63

   Disciplined Mid Cap Stock Portfolio   2004     878     1.184 - 1.458       1,132        0.31     1.75 - 2.65       12.37 - 14.30
                                         2003     655     1.038 - 1.279         735        0.46     1.85 - 2.45        2.32 - 39.82
                                         2002     112     0.792 - 0.793          89        0.81     1.85 - 2.05    (10.09) - (2.94)

   Equity Income Portfolio               2004  12,702     1.102 - 1.335      16,268        1.43     1.30 - 2.65        4.50 - 11.99
                                         2003  10,494     1.021 - 1.236      12,393        1.29     1.30 - 2.60        5.21 - 40.78
                                         2002   4,706     0.792 - 0.955       4,123        1.31     1.30 - 2.05    (15.68) - (4.12)
                                         2001   2,860     1.001 - 1.130       2,878        1.47     1.30 - 2.05       (8.08) - 3.01

   Federated High Yield Portfolio        2004   2,134     1.170 - 1.299       2,758        8.24     1.75 - 2.65         0.86 - 8.40
                                         2003   1,636     1.187 - 1.202       1,952       12.59     1.85 - 2.45        3.00 - 20.18
                                         2002     181     0.990 - 0.991         179       29.91     1.85 - 2.05         5.31 - 7.26

   Federated Stock Portfolio             2004     131     1.058 - 1.321         152        1.80     1.75 - 2.45         7.68 - 9.78
                                         2003      97     0.977 - 1.221          98        2.20     1.85 - 2.25       10.40 - 25.32
                                         2002      17             0.782          14        1.67            1.85              (0.76)

   Large Cap Portfolio                   2004   7,325     0.715 - 1.241       6,235        0.81     1.30 - 2.65        3.91 - 11.77
                                         2003   6,574     0.681 - 1.185       5,236        0.50     1.30 - 2.45        3.59 - 27.35
                                         2002   4,594     0.555 - 0.862       2,664        0.50     1.30 - 2.05   (24.36) - (23.77)
                                         2001   4,301     0.730 - 1.138       3,172        0.61     1.30 - 2.05      (18.62) - 4.50

   Lazard International Stock
         Portfolio                       2004   3,759     1.202 - 1.441       5,100        2.04     1.30 - 2.45       10.28 - 14.34
                                         2003   1,903     1.060 - 1.266       2,230        5.52     1.30 - 2.45        3.77 - 26.22
                                         2002      46     0.842 - 0.843          39        2.21     1.85 - 2.05     (6.55) - (0.24)

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
THE TRAVELERS SERIES TRUST
(CONTINUED)
   Merrill Lynch Large Cap Core
      Portfolio                         2004    3,157     0.755 - 1.321       2,981        0.60     1.30 - 2.65        2.01 - 15.54
                                        2003    2,838     0.662 - 1.159       2,204        0.75     1.30 - 2.45        3.87 - 25.87
                                        2002    2,747     0.555 - 0.846       1,649        0.61     1.30 - 2.05   (26.67) - (26.09)
                                        2001    2,720     0.753 - 1.151       2,067        0.04     1.30 - 2.05     (23.63) - 19.34

   MFS Emerging Growth Portfolio        2004    6,474     0.647 - 1.367       4,949           -     1.30 - 2.65        3.82 - 11.26
                                        2003    6,735     0.583 - 1.233       4,449           -     1.30 - 2.45        1.90 - 31.83
                                        2002    7,019     0.458 - 0.787       3,402           -     1.30 - 2.05   (35.55) - (35.11)
                                        2001    7,692     0.708 - 1.219       5,501           -     1.30 - 2.05      (37.12) - 2.35

   MFS Mid Cap Growth Portfolio         2004    1,259     0.822 - 1.459       1,293           -     1.75 - 2.45        8.22 - 12.06
                                        2003    1,052     0.736 - 1.306         912           -     1.85 - 2.45        1.87 - 37.37
                                        2002      227     0.548 - 0.549         125           -     1.85 - 2.05    (12.30) - (1.08)

   MFS Value Portfolio                  2004      208     1.114 - 1.120         232        2.99     1.70 - 2.45        1.83 - 14.81

   Pioneer Fund Portfolio               2004    1,006     1.225 - 1.336       1,328        1.20     1.30 - 2.45         0.91 - 9.69
                                        2003      360     1.208 - 1.218         436        3.01     1.30 - 2.45        3.31 - 18.79

   Travelers Quality Bond Portfolio     2004    2,698     1.028 - 1.127       2,976        5.02     1.75 - 2.65         0.19 - 2.28
                                        2003    1,778     1.058 - 1.110       1,950        7.69     1.75 - 2.45       (0.09) - 5.02
                                        2002      565     1.054 - 1.055         597       10.29     1.85 - 2.05         3.13 - 3.94

   U.S. Government Securities
      Portfolio                         2004       32     1.045 - 1.071          33        2.35     1.75 - 2.55         4.06 - 6.20

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
      Portfolio                         2004    4,534     0.864 - 1.287       4,465        0.14     1.30 - 2.60         0.85 - 5.44
                                        2003    3,968     0.824 - 1.229       3,587           -     1.30 - 2.60        1.66 - 31.32
                                        2002    3,141     0.647 - 0.901       2,083           -     1.30 - 2.05   (25.46) - (22.54)
                                        2001    2,139     0.863 - 1.206       1,854           -     1.30 - 2.05      (11.66) - 3.25

   MFS Total Return Portfolio           2004   54,146     1.095 - 1.343      68,423        2.86     1.30 - 2.65         8.05 - 9.99
                                        2003   44,879     1.038 - 1.221      52,177        3.23     1.30 - 2.60        4.65 - 19.58
                                        2002   20,936     0.906 - 1.061      21,749        7.45     1.30 - 2.05     (7.22) - (6.52)
                                        2001   11,386     0.973 - 1.135      12,854        2.72     1.30 - 2.05       (1.57) - 3.54

   Pioneer Strategic Income
      Portfolio                         2004      260     1.088 - 1.096         283       20.96     1.30 - 2.45        0.74 - 11.19

   SB Adjustibale Rate Income
      Portfolio - Class I Shares        2004    4,939     0.982 - 0.998       4,896        1.71     1.30 - 2.60     (1.41) - (0.10)
                                        2003      561     0.996 - 1.000         560        0.65     1.30 - 2.60       (0.40) - 0.10

   Smith Barney Aggressive
      Growth Portfolio                  2004   50,711     0.862 - 1.359      64,062           -     1.30 - 2.60         1.92 - 8.57
                                        2003   41,866     0.798 - 1.258      48,504           -     1.30 - 2.60        4.12 - 39.78
                                        2002   24,219     0.604 - 0.870      20,422           -     1.30 - 2.05   (33.99) - (33.54)
                                        2001   17,363     0.912 - 1.309      22,416           -     1.30 - 2.05      (8.33) - 12.63

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
   Smith Barney High Income Portfolio   2004   21,164     1.134 - 1.372      27,423        8.78     1.30 - 2.60         0.08 - 9.02
                                        2003   18,563     1.043 - 1.263      22,024       11.23     1.30 - 2.60        0.46 - 25.81
                                        2002    5,344     0.830 - 0.985       4,647       27.71     1.30 - 2.05     (5.21) - (4.45)
                                        2001    3,763     0.872 - 1.037       3,304       11.71     1.30 - 2.05       (5.22) - 2.57

   Smith Barney International All Cap
      Growth Portfolio                  2004    3,639     0.654 - 1.432       2,736        0.95     1.30 - 2.45       15.01 - 16.34
                                        2003    3,772     0.563 - 1.235       2,412        0.96     1.30 - 2.45       14.93 - 32.61
                                        2002    8,011     0.449 - 0.853       4,559        1.27     1.30 - 2.05   (27.23) - (26.67)
                                        2001    4,380     0.613 - 1.169       2,698           -     1.30 - 2.05      (32.27) - 3.36

   Smith Barney Large Cap Value
      Portfolio                         2004    8,722     0.906 - 1.322       8,890        1.88     1.30 - 2.45         7.96 - 9.29
                                        2003    9,385     0.833 - 1.216       8,757        1.79     1.30 - 2.45       10.68 - 40.26
                                        2002    9,123     0.664 - 0.806       6,658        4.15     1.30 - 2.05   (26.98) - (22.83)
                                        2001    7,887     0.906 - 1.101       7,709        1.38     1.30 - 2.05       (9.60) - 1.66

   Smith Barney Large Capitalization
      Growth Portfolio                  2004   25,639     0.914 - 1.354      28,370        0.36     1.30 - 2.60       (4.25) - 2.20
                                        2003   25,838     0.925 - 1.373      28,800        0.03     1.30 - 2.60        2.47 - 51.84
                                        2002   15,605     0.637 - 0.872      10,353        0.35     1.30 - 2.05   (26.33) - (25.78)
                                        2001   15,426     0.860 - 1.181      13,424           -     1.30 - 2.05      (13.83) - 9.10

   Smith Barney Mid Cap Core Portfolio  2004   12,312     1.020 - 1.353      16,480           -     1.30 - 2.45        7.75 - 12.30
                                        2003   11,292     0.940 - 1.247      13,921           -     1.30 - 2.45        3.03 - 40.16
                                        2002    7,534     0.737 - 0.979       7,254        0.10     1.30 - 2.05   (20.78) - (20.15)
                                        2001    6,013     0.927 - 1.233       7,263           -     1.30 - 2.05     (11.40) - 12.91

   Smith Barney Money Market Portfolio  2004   17,620     0.966 - 1.066      17,818        0.82     1.30 - 2.45     (1.63) - (0.37)
                                        2003   23,357     0.978 - 1.070      23,854        0.66     1.30 - 2.45       (1.50) - 0.00
                                        2002   23,533     0.992 - 1.077      24,476        1.25     1.30 - 2.05     (0.80) - (0.09)
                                        2001   20,381     1.000 - 1.078      21,555        3.06     1.30 - 2.05       (0.10) - 2.37

   Strategic Equity Portfolio           2004   10,790     0.720 - 1.369       8,881        1.42     1.30 - 2.60         7.45 - 8.81
                                        2003   11,342     0.663 - 1.263       8,404           -     1.30 - 2.60        1.53 - 31.24
                                        2002   11,839     0.508 - 0.749       6,281        0.60     1.30 - 2.05   (34.93) - (34.49)
                                        2001   12,146     0.777 - 1.148       9,566        0.21     1.30 - 2.05     (14.71) - 10.40

   Travelers Managed Income Portfolio   2004   18,096     1.032 - 1.222      20,142        4.63     1.30 - 2.45       (0.48) - 2.86
                                        2003   17,342     1.028 - 1.204      19,275        4.83     1.30 - 2.45         0.19 - 7.02
                                        2002   10,172     0.981 - 1.125      10,922       12.00     1.30 - 2.05         0.10 - 0.90
                                        2001    7,005     0.980 - 1.115       7,758        4.88     1.30 - 2.05       (2.87) - 5.30

   Van Kampen Enterprise Portfolio      2004    3,403     0.656 - 1.219       2,532        0.57     1.30 - 2.45       (0.70) - 2.48
                                        2003    3,359     0.641 - 1.193       2,350        0.17     1.30 - 2.45        9.33 - 27.94
                                        2002    3,316     0.519 - 0.828       1,776        0.73     1.30 - 2.05   (30.76) - (26.94)
                                        2001    3,805     0.746 - 1.193       2,870           -     1.30 - 2.05      (22.45) - 2.21

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio - Class II Shares 2004    3,714     1.127 - 1.433       4,863        0.69     1.75 - 2.65       13.09 - 15.26
                                        2003    2,528     0.979 - 1.247       2,788        0.43     1.85 - 2.45        1.55 - 31.02
                                        2002      760     0.764 - 0.766         582           -     1.85 - 2.05      (15.55) - 0.79

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
VAN KAMPEN LIFE INVESTMENT TRUST
(CONTINUED)
   Emerging Growth Portfolio -
      Class I Shares                    2004    9,178     0.704 - 1.264       7,243           -    1.30 - 2.60         3.29 - 8.69
                                        2003    9,929     0.668 - 1.201       7,282           -    1.30 - 2.60        0.33 - 28.77
                                        2002    9,507     0.533 - 0.752       5,180        0.36    1.30 - 2.05   (33.86) - (33.37)
                                        2001   10,747     0.802 - 1.134       8,712        0.10    1.30 - 2.05      (32.55) - 3.18

   Enterprise Portfolio -
      Class II Shares                   2004       98     0.904 - 1.207          98        0.14    1.85 - 2.25         1.52 - 3.78
                                        2003       85     0.889 - 1.187          80        0.32    1.85 - 2.25        8.68 - 23.51
                                        2002       78             0.723          57           -           1.85              (8.25)

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
    Opportunities Portfolio             2004    3,913     1.083 - 1.546       5,611        0.09    1.30 - 2.60       12.66 - 14.08
                                        2003    4,919     0.953 - 1.360       6,374           -    1.30 - 2.60        3.10 - 46.11
                                        2002      531     0.685 - 0.887         420           -    1.30 - 2.05   (27.13) - (23.31)
                                        2001       94     0.945 - 1.215          95           -    1.30 - 1.85       (6.25) - 5.01

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -
      Service Class                     2004    8,691     1.154 - 1.419      11,222        0.24    1.30 - 2.60       12.38 - 13.83
                                        2003    7,290     1.017 - 1.254       8,223        0.26    1.30 - 2.60        4.59 - 34.23
                                        2002    4,210     0.804 - 0.995       3,538        0.73    1.30 - 2.05    (11.27) - (1.18)
                                        2001    4,260     0.902 - 1.119       3,890        0.62    1.30 - 2.05      (13.68) - 3.61

   Contrafund(R) Portfolio -
      Service Class 2                   2004    2,401     1.226 - 1.401       3,177        0.18    1.75 - 2.65        7.19 - 13.02
                                        2003    1,349     1.087 - 1.243       1,569        0.16    1.85 - 2.45        3.50 - 31.99
                                        2002      389     0.865 - 0.867         337           -    1.85 - 2.05    (11.98) - (2.92)
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation
      Portfolio - Service Class 2       2004      248     1.053 - 1.155         267           -    1.85 - 2.25     (6.02) - (0.57)
                                        2003      214     1.059 - 1.164         229           -    1.85 - 2.25       22.71 - 30.35
                                        2002      163             0.863         141        0.20           1.85               10.93

   Mid Cap Portfolio - Service Class 2  2004    9,909     1.226 - 1.643      15,358           -    1.30 - 2.65       18.09 - 23.08
                                        2003    6,041     1.155 - 1.341       7,600        0.08    1.30 - 2.45      (0.60) - 45.51
                                        2002      892     0.853 - 0.857         762           -    1.30 - 2.05      (15.12) - 0.94

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                             CAPITAL APPRECIATION FUND     HIGH YIELD BOND TRUST            MANAGED ASSETS TRUST
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................        387,826        237,398             --             --             --             --
Accumulation units purchased and
   transferred from other funding options         82,570        250,558         70,158             --         13,189             --
Accumulation units redeemed and
   transferred to other funding options .        (20,229)      (100,130)           (95)            --             --             --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        450,167        387,826         70,063             --         13,189             --
                                            ============   ============   ============   ============   ============   ============

                                                                              AIM V.I. CAPITAL
                                                                              APPRECIATION FUND -         AIM V.I. MIDICAP CORE
                                              MONEY MARKET PORTFOLIO              SERIES II              EQUITY FUND - SERIES II
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      2,367,994        989,622             --             --             --             --
Accumulation units purchased and
   transferred from other funding options      2,730,986      3,402,701        167,390             --        227,327             --
Accumulation units redeemed and
   transferred to other funding options .     (3,071,613)    (2,024,329)        (2,784)            --         (4,860)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      2,027,367      2,367,994        164,606             --        222,467             --
                                            ============   ============   ============   ============   ============   ============

                                              AIM V.I. PREMIER EQUITY    ALLIANCEBERNSTEIN GROWTH AND   ALLIANCEBERNSTEIN PREMIER
                                                   FUND - SERIES I        INCOME PORTFOLIO - CLASS B    GROWTH PORTFOLIO - CLASS B
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,689,913      1,459,897      3,400,824        702,024     10,240,351     11,167,220
Accumulation units purchased and
   transferred from other funding options         60,346        620,739        971,837      3,115,128        525,651        735,469
Accumulation units redeemed and
   transferred to other funding options .       (314,137)      (390,723)      (363,665)      (416,328)    (1,207,608)    (1,662,338)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      1,436,122      1,689,913      4,008,996      3,400,824      9,558,394     10,240,351
                                            ============   ============   ============   ============   ============   ============

                                                 GLOBAL GROWTH FUND -            GROWTH FUND -             GROWTH-INCOME FUND -
                                                   CLASS 2 SHARES               CLASS 2 SHARES                CLASS 2 SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................     19,299,029     13,459,933     49,144,008     25,489,125     56,026,368     27,288,715
Accumulation units purchased and
   transferred from other funding options      6,954,632      7,407,130     21,467,350     27,831,169     22,064,225     33,020,091
Accumulation units redeemed and
   transferred to other funding options .     (2,266,685)    (1,568,034)    (4,684,526)    (4,176,286)    (5,245,979)    (4,282,438)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     23,986,976     19,299,029     65,926,832     49,144,008     72,844,614     56,026,368
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               CREDIT SUISSE TRUST             DELAWARE VIP REIT         DREYFUS VIF APPRECIATION
                                            EMERGING MARKETS PORTFOLIO      SERIES - STANDARD CLASS     PORTFOLIO - INITIAL SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................        113,605         54,048      1,242,699        423,304        418,169        136,153
Accumulation units purchased and
   transferred from other funding options          1,473         65,088        554,357        941,939        140,601        307,675
Accumulation units redeemed and
   transferred to other funding options .         (6,752)        (5,531)      (163,137)      (122,544)      (119,726)       (25,659)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        108,326        113,605      1,633,919      1,242,699        439,044        418,169
                                            ============   ============   ============   ============   ============   ============

                                               DREYFUS VIF DEVELOPING      FRANKLIN RISING DIVIDENDS
                                                  LEADERS PORTFOLIO -          SECURITIES FUND -        FRANKLIN SMALL CAP FUND -
                                                    INITIAL SHARES               CLASS 2 SHARES               CLASS 2 SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,134,896        460,225             --             --      9,765,994      6,102,868
Accumulation units purchased and
   transferred from other funding options        342,741        774,492        389,716             --      2,617,961      5,042,364
Accumulation units redeemed and
   transferred to other funding options .        (44,123)       (99,821)        (4,166)            --     (1,194,996)    (1,379,238)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      1,433,514      1,134,896        385,550             --     11,188,959      9,765,994
                                            ============   ============   ============   ============   ============   ============

                                                                             TEMPLETON DEVELOPING
                                              MUTUAL SHARES SECURITIES        MARKETS SECURITIES       TEMPLETON FOREIGN SECURITIES
                                                FUND - CLASS 2 SHARES        FUND - CLASS 2 SHARES         FUND - CLASS 2 SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      8,301,108        975,868        751,857             --      9,570,609      5,263,098
Accumulation units purchased and
   transferred from other funding options      5,102,214      7,650,912      1,566,201        754,729      5,146,720      4,981,671
Accumulation units redeemed and
   transferred to other funding options .       (738,514)      (325,672)      (171,690)        (2,872)      (871,136)      (674,160)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     12,664,808      8,301,108      2,146,368        751,857     13,846,193      9,570,609
                                            ============   ============   ============   ============   ============   ============

                                            TEMPLETON GROWTH SECURITIES                                    DIVERSIFIED STRATEGIC
                                               FUND - CLASS 2 SHARES         APPRECIATION PORTFOLIO           INCOME PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................        507,273        148,644     24,386,123     12,921,878     11,488,270      5,981,193
Accumulation units purchased and
   transferred from other funding options      1,311,422        431,418      5,796,508     12,809,663      4,597,592      6,815,194
Accumulation units redeemed and
   transferred to other funding options .        (49,307)       (72,789)    (1,948,449)    (1,345,418)    (1,808,054)    (1,308,117)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      1,769,388        507,273     28,234,182     24,386,123     14,277,808     11,488,270
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                             SALOMON BROTHERS
                                              EQUITY INDEX PORTFOLIO -                                  VARIABLE AGGRESSIVE GROWTH
                                                  CLASS II SHARES         FUNDAMENTAL VALUE PORTFOLIO      FUND - CLASS I SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................     11,968,785      6,315,720     29,651,970     19,474,029        291,944          2,659
Accumulation units purchased and
   transferred from other funding options      3,696,752      7,057,784      7,721,125     12,779,260        262,481        308,389
Accumulation units redeemed and
   transferred to other funding options .     (1,682,310)    (1,404,719)    (2,536,831)    (2,601,319)       (17,797)       (19,104)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     13,983,227     11,968,785     34,836,264     29,651,970        536,628        291,944
                                            ============   ============   ============   ============   ============   ============

                                              AGGRESSIVE GROWTH FUND -      GROWTH & INCOME FUND -          BALANCED PORTFOLIO -
                                                  CLASS II SHARES               CLASS I SHARES                 SERVICE SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................         12,551             --         68,119         16,195        945,810        197,471
Accumulation units purchased and
   transferred from other funding options        500,056         12,551         15,858         59,121        241,230        768,998
Accumulation units redeemed and
   transferred to other funding options .         (2,232)            --        (14,632)        (7,197)       (40,181)       (20,659)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        510,375         12,551         69,345         68,119      1,146,859        945,810
                                            ============   ============   ============   ============   ============   ============

                                                GLOBAL LIFE SCIENCES          GLOBAL TECHNOLOGY         MID CAP GROWTH PORTFOLIO -
                                             PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES        SERVICE SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................         50,358          2,339        180,164          9,994      5,777,100      5,698,387
Accumulation units purchased and
   transferred from other funding options          2,397         48,589         31,122        177,267        407,184      1,204,408
Accumulation units redeemed and
   transferred to other funding options .         (6,974)          (570)       (24,134)        (7,097)      (846,104)    (1,125,695)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ...........................         45,781         50,358        187,152        180,164      5,338,180      5,777,100
                                            ============   ============   ============   ============   ============   ============

                                            WORLDWIDE GROWTH PORTFOLIO -       LAZARD RETIREMENT
                                                  SERVICE SHARES              SMALL CAP PORTFOLIO       GROWTH AND INCOME PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................        307,126        119,375        674,578             --      3,559,715             --
Accumulation units purchased and
   transferred from other funding options        138,214        231,410      1,433,903        678,699      4,994,787      3,643,348
Accumulation units redeemed and
   transferred to other funding options .       (192,796)       (43,659)      (191,781)        (4,121)      (278,352)       (83,633)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        252,544        307,126      1,916,700        674,578      8,276,150      3,559,715
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                              MERRILL LYNCH GLOBAL         MERRILL LYNCH VALUE
                                                                             ALLOCATION V.I. FUND -      OPPORTUNITIES V.I. FUND -
                                              MID-CAP VALUE PORTFOLIO               CLASS III                    CLASS III
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      3,701,652             --         22,184             --         10,276             --
Accumulation units purchased and
   transferred from other funding options      5,400,351      3,760,774      1,157,853         22,184      1,214,962         10,276
Accumulation units redeemed and
   transferred to other funding options .       (300,959)       (59,122)        (2,602)            --        (24,424)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      8,801,044      3,701,652      1,177,435         22,184      1,200,814         10,276
                                            ============   ============   ============   ============   ============   ============

                                              APPRECIATION FUND/VA -     OPPENHEIMER GLOBAL SECURITIES   OPPENHEIMER MAIN STREET
                                                  SERVICE SHARES           FUND/VA - SERVICE SHARES      FUND/VA - SERVICE SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --             --             --             --             --
Accumulation units purchased and
   transferred from other funding options        111,022             --        209,368             --          2,019             --
Accumulation units redeemed and
   transferred to other funding options .             --             --           (352)            --             --             --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        111,022             --        209,016             --          2,019             --
                                            ============   ============   ============   ============   ============   ============

                                              REAL RETURN PORTFOLIO -      TOTAL RETURN PORTFOLIO -     PIONEER AMERICA INCOME VCT
                                               ADMINISTRATIVE CLASS         ADMINISTRATIVE CLASS        PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      5,346,154             --     51,347,980     23,265,247             --             --
Accumulation units purchased and
   transferred from other funding options      8,334,411      5,674,162     17,243,747     37,869,849        223,083             --
Accumulation units redeemed and
   transferred to other funding options .     (1,347,641)      (328,008)    (8,702,491)    (9,787,116)        (5,449)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     12,332,924      5,346,154     59,889,236     51,347,980        217,634             --
                                            ============   ============   ============   ============   ============   ============

                                               PIONEER BALANCED VCT       PIONEER EMERGING MARKETS VCT  PIONEER EQUITY INCOME VCT
                                            PORTFOLIO - CLASS II SHARES   PORTFOLIO - CLASS II SHARES   PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --             --             --             --             --
Accumulation units purchased and
   transferred from other funding options         63,371             --         82,596             --        573,331             --
Accumulation units redeemed and
   transferred to other funding options .             (1)            --         (2,963)            --        (12,970)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................         63,370             --         79,633             --        560,361             --
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                           PIONEER EUROPE VCT PORTFOLIO - PIONEER FUND VCT PORTFOLIO -   PIONEER GROWTH SHARES VCT
                                                 CLASS II  SHARES               CLASS II SHARES         PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --         12,553             --             --             --
Accumulation units purchased and
   transferred from other funding options         14,289             --        331,552         12,553         21,092             --
Accumulation units redeemed and
   transferred to other funding options .             --             --         (1,029)            --             (2)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................         14,289             --        343,076         12,553         21,090             --
                                            ============   ============   ============   ============   ============   ============

                                                                            PIONEER INTERNATIONAL
                                              PIONEER HIGH YIELD VCT        VALUE VCT PORTFOLIO -       PIONEER MID CAP VALUE VCT
                                            PORTFOLIO - CLASS II SHARES         CLASS II SHARES        PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................         12,731             --             --             --             --             --
Accumulation units purchased and
   transferred from other funding options      1,008,326         12,731         28,542             --        116,359             --
Accumulation units redeemed and
   transferred to other funding options .       (288,061)            --             --             --         (2,465)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        732,996         12,731         28,542             --        113,894             --
                                            ============   ============   ============   ============   ============   ============

                                                                            PIONEER INTERNATIONAL          PIONEER REAL ESTATE
                                              GROWTH VCT PORTFOLIO -        VALUE VCT PORTFOLIO -         SHARES VCT PORTFOLIO -
                                                 CLASS II SHARES              CLASS II SHARES                 CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --             --             --             --             --
Accumulation units purchased and
   transferred from other funding options        177,139             --         17,809             --         63,455             --
Accumulation units redeemed and
   transferred to other funding options .             --             --             --             --         (9,840)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        177,139             --         17,809             --         53,615             --
                                            ============   ============   ============   ============   ============   ============


                                            PIONEER SMALL CAP VALUE VCT   PIONEER SMALL COMPANY VCT    PIONEER STRATEGIC INCOME VCT
                                            PORTFOLIO - CLASS II SHARES   PORTFOLIO - CLASS II SHARES  PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --             --             --             --             --
Accumulation units purchased and
   transferred from other funding options         80,763             --         25,467             --        882,270             --
Accumulation units redeemed and
   transferred to other funding options .             (6)            --             (2)            --       (190,691)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................         80,757             --         25,465             --        691,579             --
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            PIONEER VALUE VCT PORTFOLIO -  PUTNAM VT DISCOVERY GROWTH     PUTNAM VT INTERNATIONAL
                                                  CLASS II SHARES           FUND - CLASS IB SHARES     EQUITY FUND - CLASS IB SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --        501,892        341,450      2,562,350        956,296
Accumulation units purchased and
   transferred from other funding options        233,270             --         24,861        313,662        321,784      1,952,936
Accumulation units redeemed and
   transferred to other funding options .           (517)            --        (65,850)      (153,220)      (310,475)      (346,882)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        232,753             --        460,903        501,892      2,573,659      2,562,350
                                            ============   ============   ============   ============   ============   ============

                                             PUTNAM VT SMALL CAP VALUE
                                              FUND - CLASS IB SHARES         ALL CAP FUND - CLASS I      INVESTORS FUND - CLASS I
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
  beginning of year .....................      3,940,694      1,943,407     11,797,055      8,600,430      7,847,604      4,822,758
Accumulation units purchased and
   transferred from other funding options      1,249,064      2,686,964      4,515,501      4,613,163      4,077,857      4,712,269
Accumulation units redeemed and
   transferred to other funding options .       (598,271)      (689,677)    (1,479,578)    (1,416,538)      (806,289)    (1,687,423)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      4,591,487      3,940,694     14,832,978     11,797,055     11,119,172      7,847,604
                                            ============   ============   ============   ============   ============   ============

                                              LARGE CAP GROWTH FUND -       SMALL CAP GROWTH FUND -        TOTAL RETURN FUND -
                                                      CLASS I                       CLASS I                      CLASS II
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................        161,971         19,317      4,246,985      1,701,165         12,647             --
Accumulation units purchased and
   transferred from other funding options        369,382        161,880      2,216,086      3,698,959         67,489         12,647
Accumulation units redeemed and
   transferred to other funding options .        (36,195)       (19,226)      (673,163)    (1,153,139)        (6,423)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        495,158        161,971      5,789,908      4,246,985         73,713         12,647
                                            ============   ============   ============   ============   ============   ============

                                                                             SMITH BARNEY PREMIER          MULTIPLE DISCIPLINE
                                               SMITH BARNEY DIVIDEND          SELECTIONS ALL CAP           PORTFOLIO - ALL CAP
                                                 STRATEGY PORTFOLIO            GROWTH PORTFOLIO              GROWTH AND VALUE
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,846,971        389,475      2,325,143      1,349,956     51,100,251      1,293,527
Accumulation units purchased and
   transferred from other funding options        915,762      1,622,374        424,222      1,296,315     40,926,094     51,601,649
Accumulation units redeemed and
   transferred to other funding options .       (268,471)      (164,878)      (176,703)      (321,128)    (5,195,625)    (1,794,925)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      2,494,262      1,846,971      2,572,662      2,325,143     86,830,720     51,100,251
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE
                                             PORTFOLIO - BALANCED ALL       PORTFOLIO - GLOBAL ALL        PORTFOLIO - LARGE CAP
                                               CAP GROWTH AND VALUE          CAP GROWTH AND VALUE            GROWTH AND VALUE
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
beginning of year .......................     42,261,986      1,342,930      5,304,823        259,191      4,677,247        102,370
Accumulation units purchased and
transferred from other funding options ..     34,839,047     42,176,050     10,695,051      5,069,212      4,165,856      4,863,708
Accumulation units redeemed and
transferred to other funding options ....     (7,195,024)    (1,256,994)      (922,532)       (23,580)      (508,945)      (288,831)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
end of year .............................     69,906,009     42,261,986     15,077,342      5,304,823      8,334,158      4,677,247
                                            ============   ============   ============   ============   ============   ============

                                              CONVERTIBLE SECURITIES          DISCIPLINED MID CAP
                                                     PORTFOLIO                  STOCK PORTFOLIO           EQUITY INCOME PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,274,482        196,649        654,610        111,840     10,494,423      4,706,152
Accumulation units purchased and
   transferred from other funding options      3,607,598      1,125,063        301,348        606,089      3,191,442      6,866,634
Accumulation units redeemed and
   transferred to other funding options .       (643,423)       (47,230)       (77,879)       (63,319)      (984,077)    (1,078,363)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      4,238,657      1,274,482        878,079        654,610     12,701,788     10,494,423
                                            ============   ============   ============   ============   ============   ============

                                               FEDERATED HIGH YIELD
                                                     PORTFOLIO             FEDERATED STOCK PORTFOLIO        LARGE CAP PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,635,806        180,699         97,328         17,425      6,574,239      4,594,012
Accumulation units purchased and
   transferred from other funding options        780,517      1,582,050         39,854         90,043      2,391,056      2,447,139
Accumulation units redeemed and
   transferred to other funding options .       (282,384)      (126,943)        (6,414)       (10,140)    (1,640,163)      (466,912)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      2,133,939      1,635,806        130,768         97,328      7,325,132      6,574,239
                                            ============   ============   ============   ============   ============   ============

                                               LAZARD INTERNATIONAL        MERRILL LYNCH LARGE CAP
                                                  STOCK PORTFOLIO               CORE PORTFOLIO         MFS EMERGING GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,903,386         46,109      2,837,730      2,747,159      6,734,842      7,019,090
Accumulation units purchased and
   transferred from other funding options      2,018,122      1,871,205        505,910        559,589        455,198        884,708
Accumulation units redeemed and
   transferred to other funding options .       (162,297)       (13,928)      (186,964)      (469,018)      (716,187)    (1,168,956)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      3,759,211      1,903,386      3,156,676      2,837,730      6,473,853      6,734,842
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                           MFS MID CAP GROWTH PORTFOLIO       MFS VALUE PORTFOLIO        PIONEER FUND PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,051,931        227,112             --             --        360,062             --
Accumulation units purchased and
   transferred from other funding options        320,982        967,229        209,540             --        716,662        377,867
Accumulation units redeemed and
   transferred to other funding options .       (113,422)      (142,410)        (1,704)            --        (70,564)       (17,805)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      1,259,491      1,051,931        207,836             --      1,006,160        360,062
                                            ============   ============   ============   ============   ============   ============

                                              TRAVELERS QUALITY BOND      U.S. GOVERNMENT SECURITIES            AIM CAPITAL
                                                     PORTFOLIO                     PORTFOLIO              APPRECIATION PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,778,132        565,407             --             --      3,968,317      3,141,149
Accumulation units purchased and
   transferred from other funding options      1,504,156      1,345,358         91,531             --        998,893        990,010
Accumulation units redeemed and
   transferred to other funding options .       (584,735)      (132,633)       (59,663)            --       (433,023)      (162,842)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      2,697,553      1,778,132         31,868             --      4,534,187      3,968,317
                                            ============   ============   ============   ============   ============   ============

                                                                                PIONEER STRATEGIC        SB ADJUSTABLE RATE INCOME
                                              MFS TOTAL RETURN PORTFOLIO         INCOME PORTFOLIO        PORTFOLIO - CLASS I SHARES
                                             ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................     44,879,196     20,935,636             --             --        561,248             --
Accumulation units purchased and
   transferred from other funding options     13,799,676     27,984,143        260,852             --      4,937,277        627,058
Accumulation units redeemed and
   transferred to other funding options .     (4,533,009)    (4,040,583)        (1,293)            --       (559,619)       (65,810)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     54,145,863     44,879,196        259,559             --      4,938,906        561,248
                                            ============   ============   ============   ============   ============   ============

                                              SMITH BARNEY AGGRESSIVE      SMITH BARNEY HIGH INCOME     SMITH BARNEY INTERNATIONAL
                                                 GROWTH PORTFOLIO                 PORTFOLIO              ALL CAP GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................     41,866,002     24,218,756     18,563,375      5,344,417      3,771,812      8,011,104
Accumulation units purchased and
   transferred from other funding options     13,391,618     20,892,464      5,818,299     16,193,656        386,680     25,600,358
Accumulation units redeemed and
   transferred to other funding options .     (4,546,188)    (3,244,917)    (3,218,149)    (2,974,698)      (519,965)   (29,839,650)
Annuity units ...........................           (285)          (301)            --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     50,711,147     41,866,002     21,163,525     18,563,375      3,638,527      3,771,812
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                              SMITH BARNEY LARGE
                                              SMITH BARNEY LARGE CAP            CAPITALIZATION             SMITH BARNEY MID CAP
                                                 VALUE PORTFOLIO                GROWTH PORTFOLIO               CORE PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      9,385,070      9,122,942     25,837,942     15,605,068     11,292,358      7,533,513
Accumulation units purchased and
   transferred from other funding options        268,768      1,329,525      6,044,985     13,187,077      2,559,716      4,962,019
Accumulation units redeemed and
   transferred to other funding options .       (932,010)    (1,067,397)    (6,244,178)    (2,954,203)    (1,540,370)    (1,203,012)
Annuity units ...........................             --             --             --             --           (153)          (162)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      8,721,828      9,385,070     25,638,749     25,837,942     12,311,551     11,292,358
                                            ============   ============   ============   ============   ============   ============

                                                SMITH BARNEY MONEY                                           TRAVELERS MANAGED
                                                  MARKET PORTFOLIO        STRATEGIC EQUITY PORTFOLIO         INCOME PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................     23,356,740     23,532,635     11,341,513     11,839,343     17,341,547     10,171,665
Accumulation units purchased and
   transferred from other funding options     26,019,994     89,667,708        497,172      1,291,461      4,960,032     12,342,651
Accumulation units redeemed and
   transferred to other funding options .    (31,756,859)   (89,843,603)    (1,049,000)    (1,789,291)    (4,205,581)    (5,172,769)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     17,619,875     23,356,740     10,789,685     11,341,513     18,095,998     17,341,547
                                            ============   ============   ============   ============   ============   ============

                                              VAN KAMPEN ENTERPRISE           COMSTOCK PORTFOLIO -      EMERGING GROWTH PORTFOLIO -
                                                     PORTFOLIO                   CLASS II SHARES              CLASS I SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      3,359,403      3,316,267      2,528,291        760,327      9,929,494      9,506,676
Accumulation units purchased and
   transferred from other funding options        266,749        398,641      1,445,294      1,983,099        540,042      1,524,830
Accumulation units redeemed and
   transferred to other funding options .       (223,601)      (355,505)      (259,863)      (215,135)    (1,291,210)    (1,102,012)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      3,402,551      3,359,403      3,713,722      2,528,291      9,178,326      9,929,494
                                            ============   ============   ============   ============   ============   ============

                                                                                SMITH BARNEY
                                               ENTERPRISE PORTFOLIO -         SMALL CAP GROWTH           CONTRAFUND(R) PORTFOLIO -
                                                  CLASS II SHARES           OPPORTUNITIES PORTFOLIO           SERVICE CLASS
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................         85,441         78,186      4,918,595        531,048      7,289,922      4,209,842
Accumulation units purchased and
   transferred from other funding options         21,216         67,283      2,361,169      5,386,530      1,988,331      3,582,998
Accumulation units redeemed and
   transferred to other funding options .         (8,780)       (60,028)    (3,366,894)      (998,775)      (587,158)      (502,918)
Annuity units ...........................             --             --           (197)          (208)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................         97,877         85,441      3,912,673      4,918,595      8,691,095      7,289,922
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               DYNAMIC CAPITAL
                                             CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -         MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2              SERVICE CLASS 2                SERVICE CLASS 2
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
    beginning of year ...................      1,348,931        388,721        213,727        163,295      6,041,101        892,237
Accumulation units purchased and
   transferred from other funding options      1,116,538      1,024,157         34,553         50,448      4,456,302      5,777,489
Accumulation units redeemed and
   transferred to other funding options          (64,244)       (63,947)          (462)           (16)      (588,103)      (628,625)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      2,401,225      1,348,931        247,818        213,727      9,909,300      6,041,101
                                            ============   ============   ============   ============   ============   ============


                                                       COMBINED
                                             ---------------------------
                                                2004           2003
                                                ----           ----
Accumulation and annuity units
   beginning of year ....................    746,043,281    371,199,382
Accumulation units purchased and
   transferred from other funding options    353,080,851    569,658,850
 Accumulation units redeemed and
   transferred to other funding options .   (130,731,799)  (194,814,280)
 Annuity units                                      (635)          (671)
                                            ------------   ------------
 Accumulation and annuity units
   end of year ..........................    968,391,698    746,043,281
                                            ============   ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Separate Account Ten for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Ten for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Ten for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut












This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Ten for Variable Annuities or shares of Separate Account Ten's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Ten for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

















SEP10    (Annual)    (12-04)    Printed in U.S.A.



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                           PIONEER L ANNUISTARSM FLEX



                       STATEMENT OF ADDITIONAL INFORMATION



            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415










L-20669S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the Reports of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2004, 2003 and 2002 Balance Sheets as of December 31, 2004 and 2003
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Financial Statements Financial Statement
       Schedules

(b)    EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION
   ----------     -----------

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)

       2.         Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82013, filed on September 29, 1999.).

       4(b).      Variable Annuity Contract. Incorporated herein by reference to
                  Exhibit 4(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-65922, filed June 11, 2003.)

       4(c)-4(m). RIDERS. (Incorporated herein by reference to Exhibit 4(c)
                  through 4(m) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-65926, filed June 11, 2003.)

       4(n). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009, filed on June 9, 2003.)

       6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191,
                  filed November 13, 1998.)

       7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778).

       9(a). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)

       9(b). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by referenced to Exhibit 9(b) to the Registration Statement on Form N-4, File No. 333-65922 filed February 11, 2003.).

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11          Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82013, filed April 13, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-82013.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-65922, filed April 19, 2002.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy, and William P. Krivoshik. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-65922, filed January 21, 2005.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL               POSITIONS AND OFFICES
BUSINESS ADDRESS                 WITH INSURANCE COMPANY
---------------------            -----------------------
George C. Kokulis                Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey                  Director, Senior Executive Vice President, Chief Financial Officer,
                                 Chief Accounting Officer

Kathleen L. Preston              Director and Executive Vice President

Edward W. Cassidy                Director and Executive Vice President

Brendan M. Lynch                 Executive Vice President

David P. Marks                   Executive Vice President and Chief Investment Officer

Winnifred Grimaldi               Senior Vice President

Marla Berman Lewitus             Director, Senior Vice President and General Counsel

William P. Krivoshik             Director, Senior Vice President and Chief Information Officer

David A. Golino                  Vice President and Controller

Donald R. Munson, Jr.            Vice President

Mark Remington                   Vice President

Tim W. Still                     Vice President

Bennett Kleinberg                Vice President

Dawn Fredette                    Vice President

George E. Eknaian                Vice President and Chief Actuary

Linn K. Richardson               Second Vice President and Actuary

Paul Weissman                    Second Vice President and Actuary

Ernest J.Wright                  Vice President and Secretary

Kathleen A. McGah                Assistant Secretary and Deputy General Counsel




Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 8,099 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL         POSITIONS AND OFFICES
        BUSINESS ADDRESS           WITH UNDERWRITER
        --------------------       ----------------------
        Kathleen L. Preston        Board of Manager
        Glenn D. Lammey            Board of Manager
        William F. Scully III      Board of Manager
        Donald R. Munson, Jr.      Board of Manager, President,
                                   Chief Executive Officer and
                                   Chief Operating Officer
        Tim W. Still               Vice President
        Anthony Cocolla            Vice President
        John M. Laverty            Treasurer and Chief Financial Officer
        Stephen E. Abbey           Chief Compliance Officer
        Alison K. George           Director and Chief Advertising
                                   Compliance Officer
        Stephen T. Mullin          Chief Compliance Officer
        Ernest J. Wright           Secretary
        Kathleen A. McGah          Assistant Secretary
        William D. Wilcox          Assistant Secretary

*      The business address for all the above is:
       One Cityplace,
       Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 22nd day of April, 2005.




            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)



                                       By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 22nd day of April, 2005.


*GEORGE C. KOKULIS                     Director, President and Chief Executive
---------------------------------      Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                       Director, Chief Financial Officer,
---------------------------------      Chief Accounting Officer
(Glenn D. Lammey)                      (Principal Financial Officer)

*MARLA BERMAN LEWITUS                  Director, Senior Vice President
---------------------------------      and General Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                  Director and Executive Vice President
---------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                    Director and Executive Vice President
---------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                  Director, Senior Vice President and Chief
---------------------------------      Information Officer
(William P. Krivoshik)



*By: /S/ ERNEST J. WRIGHT, ATTORNEY-IN-FACT
     ---------------------------------------

                                  EXHIBIT INDEX


  EXHIBIT
    NO.      DESCRIPTION
 ---------   -----------
    10.      Consent of KPMG LLP, Independent Registered Public Accounting Firm.